Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
PREFERRED STOCKS†† - 0.5%
Energy - 0.5%
Venture Global LNG, Inc.
9.00%[1]	70,000	$73,188
Total Preferred Stocks
(Cost $70,000)		73,188
MONEY MARKET FUNDS***,† - 4.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[2]	350,600	350,600
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[2]	210,143	210,143
Total Money Market Funds
(Cost $560,743)		560,743

	Face Amount
ASSET-BACKED SECURITIES†† - 59.4%
Collateralized Loan Obligations - 34.1%
Owl Rock CLO X LLC
2023-10A A, 7.07% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,1	$1,850,000	1,856,430
Owl Rock CLO IX LLC
2024-9A BR, 6.37% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,1	250,000	254,137
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.29% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,1	250,000	253,834
Wellfleet CLO Ltd.
2024-2A BR, 6.48% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,1	250,000	251,706
Neuberger Berman Loan Advisers Clo 58 Ltd.
2024-58A B, 6.21% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/18/38◊,1	250,000	251,217
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.47% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,1	250,000	250,890
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.99% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,1	250,000	250,000
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,1	100,000	100,750
2024-4A C, 6.75% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,1	100,000	100,468
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.50% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,1	100,000	101,691
Owl Rock CLO XIX LLC
2024-19A B, 6.52% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,1	100,000	101,690
Barings CLO Limited 2022-III
2024-3A BR, 6.39% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,1	100,000	100,858
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.82% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,1	100,000	100,610
Owl Rock CLO XIII LLC
2023-13A A, 6.90% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,1	100,000	100,601
BDS LLC
2024-FL13 AS, 6.36% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,1	100,000	100,229
BCRED MML CLO 2022-1 LLC
2022-1A A1, 6.27% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,1	100,000	100,050
BSPRT Issuer LLC
2024-FL11 B, 6.69% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,1	100,000	99,897
FS Rialto Issuer LLC
2024-FL9 B, 6.66% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,1	100,000	99,753

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 59.4% (continued)
Collateralized Loan Obligations - 34.1% (continued)
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,1	$70,317	$70,421
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,1	36,641	36,466
Total Collateralized Loan Obligations		4,581,698
Transport-Aircraft - 12.1%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[1]	984,158	964,841
AASET Ltd.
2024-2A, 5.93% due 09/16/49[1]	245,691	244,221
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[1]	244,048	238,218
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[1]	186,128	170,013
Total Transport-Aircraft		1,617,293
Whole Business - 4.0%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[1]	100,000	103,393
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[1]	100,000	100,205
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[1]	99,250	99,555
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[1]	99,000	97,259
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[1]	95,750	90,915
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[1]	50,000	48,818
Total Whole Business		540,145
Unsecured Consumer Loans - 2.2%
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[1]	100,000	99,694
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[1]	100,000	98,537
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[1]	92,069	91,756
Total Unsecured Consumer Loans		289,987
Infrastructure - 1.8%
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[1]	100,000	100,161
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[1]	100,000	98,140
SBA Tower Trust
4.83% due 10/15/29[1]	50,000	48,840
Total Infrastructure		247,141
Financial - 1.7%
Station Place Securitization Trust
2024-SP4, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	75,000	75,000
2024-SP3, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	50,000	50,000
Ceamer Finance LLC
6.79% due 11/15/39†††	100,000	100,000
Total Financial		225,000
Net Lease - 1.4%
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[1]	99,960	98,417
Capital Automotive REIT
2024-3A, 4.55% due 10/15/54[1]	99,688	93,114
Total Net Lease		191,531
Single Family Residence - 1.4%
Tricon Residential Trust
2024-SFR4, 4.65% due 11/17/41[1]	100,000	96,300
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[1]	100,000	93,565
Total Single Family Residence		189,865
Consumer, Non-cyclical - 0.7%
IP Lending X Ltd.
2023-10A, 7.75% due 07/02/29†††,1	100,000	100,000
Total Asset-Backed Securities
(Cost $7,992,063)		7,982,660

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.4%
Residential Mortgage-Backed Securities - 18.8%
OBX Trust
2024-NQM15, 5.72% due 10/25/64[1,3]	$97,774	$97,239
2024-NQM16, 5.73% due 10/25/64[3]	97,463	97,151
2024-NQM13, 5.37% due 06/25/64[1,3]	94,726	93,898
2024-NQM12, 5.83% due 07/25/64[3]	93,141	92,920
PRPM LLC
2024-5, 5.69% due 09/25/29[1,3]	140,870	140,335
2024-6, 5.70% due 11/25/29[1,3]	97,468	97,478
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,1	143,682	142,706
2024-HE4, 5.06% (WAC) due 09/25/54◊,1	95,022	93,259
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[1,3]	100,000	92,409
2024-RS1, 3.00% due 11/01/69[1,3]	98,512	89,695
Towd Point Mortgage Trust
2024-4, 4.38% (WAC) due 10/27/64◊,1	97,546	94,735
2023-CES2, 7.29% (WAC) due 10/25/63◊,1	76,093	77,470
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[1,3]	160,235	159,096
JP Morgan Mortgage Trust
2024-NQM1, 5.95% due 02/25/64[1,3]	150,000	150,139
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[1,3]	100,000	99,039
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,1	100,000	98,202
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,1	120,000	97,872
Cross Mortgage Trust
2024-H7, 5.97% due 11/25/69[1,3]	98,159	97,564
HOMES Trust
2024-AFC2, 5.98% (WAC) due 10/25/59◊,1	97,374	97,166
BRAVO
2024-NQM6, 5.66% due 08/01/64[1,3]	96,773	96,348
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[1,3]	96,887	92,425
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[1,3]	92,769	92,090
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[1]	90,883	89,829
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[1,3]	81,194	81,209
Verus Securitization Trust 2023-3
2023-3, 6.74% due 03/25/68[1,3]	67,107	67,565
Total Residential Mortgage-Backed Securities		2,527,839
Military Housing - 0.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,1,4	913,759	46,777
Commercial Mortgage-Backed Securities - 0.2%
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	25,000	23,452
Total Collateralized Mortgage Obligations
(Cost $2,620,781)		2,598,068

SENIOR FLOATING RATE INTERESTS††,◊ - 7.7%
Consumer, Cyclical - 2.3%
Pacific Bells LLC
due 11/10/28	100,000	99,950
Caesars Entertainment, Inc.
due 02/06/30	98,503	98,462
Belron Finance US, LLC
7.27% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	59,850	60,336
PCI Gaming Authority, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	29,850	29,763
Truck Hero, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	9,948	9,630

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 7.7% (continued)
Consumer, Cyclical - 2.3% (continued)
Crash Champions Inc.
9.27% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	$9,962	$9,411
Total Consumer, Cyclical		307,552
Industrial - 2.1%
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31†††	50,000	50,500
Jefferies Finance LLC
due 10/09/31	50,000	50,250
StandardAero
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/31/31	50,000	50,187
United Airlines, Inc.
6.63% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	49,874	49,964
Artera Services LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	29,850	29,543
Service Logic Acquisition, Inc.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/29/27	24,875	25,015
TransDigm, Inc.
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,938	24,976
Capstone Acquisition Holdings, Inc.
8.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,172	9,123
Total Industrial		289,558
Financial - 1.2%
Jefferies Finance LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	50,000	50,156
CPI Holdco B, LLC
due 05/16/31	50,000	49,938
Alliant Holdings Intermediate LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	24,938	24,976
Duff & Phelps
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,870	24,279
Asurion LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	19,950	19,879
Total Financial		169,228
Basic Materials - 0.7%
SCIH Salt Holdings, Inc.
7.57% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/16/27	100,000	100,163
Energy - 0.4%
ITT Holdings LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30	49,874	50,111
Communications - 0.4%
Speedster Bidco GMBH
due 10/17/31	50,000	50,084
Consumer, Non-cyclical - 0.3%
Froneri US, Inc.
due 09/30/31	25,000	25,005
HAH Group Holding Co. LLC
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	10,000	9,987
Total Consumer, Non-cyclical		34,992
Utilities - 0.2%
Calpine Construction Finance Company, LP
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	25,000	24,923
Technology - 0.1%
DS Admiral Bidco LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	9,975	9,651
Total Senior Floating Rate Interests
(Cost $1,032,926)		1,036,262

CORPORATE BONDS†† - 4.8%
Financial - 1.3%
American National Group, Inc.
5.75% due 10/01/29	60,000	60,069
OneMain Finance Corp.
6.63% due 05/15/29	50,000	50,622
Focus Financial Partners LLC
6.75% due 09/15/31[1]	25,000	24,901
Ryan Specialty LLC
5.88% due 08/01/32[1]	25,000	24,736

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount		Value
CORPORATE BONDS†† - 4.8% (continued)
Financial - 1.3% (continued)
Farmers Insurance Exchange
7.00% due 10/15/64[1,5]		$20,000	$20,620
Total Financial			180,948
Consumer, Non-cyclical - 1.3%
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[1]		50,000	48,399
Performance Food Group, Inc.
6.13% due 09/15/32[1]		25,000	24,999
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[1]		25,000	24,986
Williams Scotsman, Inc.
6.13% due 06/15/25[1]		25,000	24,906
Graham Holdings Co.
5.75% due 06/01/26[1]		25,000	24,892
AMN Healthcare, Inc.
4.63% due 10/01/27[1]		25,000	23,752
Total Consumer, Non-cyclical			171,934
Consumer, Cyclical - 1.1%
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[1]		50,000	48,817
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[1]		25,000	25,338
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[1]		25,000	24,626
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[1]		25,000	24,599
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[1]		25,000	24,562
Total Consumer, Cyclical			147,942
Industrial - 0.5%
Boeing Co.
6.53% due 05/01/34		40,000	41,904
Atkore, Inc.
4.25% due 06/01/31[1]		25,000	22,074
Total Industrial			63,978
Energy - 0.4%
Buckeye Partners, LP
4.13% due 03/01/25[1]		25,000	24,933
Viper Energy, Inc.
5.38% due 11/01/27[1]		25,000	24,652
Total Energy			49,585
Technology - 0.2%
ACI Worldwide, Inc.
5.75% due 08/15/26[1]		25,000	24,955
Total Corporate Bonds
(Cost $646,461)			639,342

		Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $161,584)	EUR	102,000	1,615
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $161,584)	EUR	102,000	1,615
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $112,475)	EUR	71,000	1,127
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $49,109)	EUR	31,000	492
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $47,525)	EUR	30,000	476
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,921)	EUR	5,000	80
Total Foreign Exchange Options			5,405
Total OTC Options Purchased
(Cost $4,701)			5,405

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,6 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.60% (Notional Value $250,480)	GBP	200,000	$1,031
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.23% (Notional Value $250,480)	GBP	200,000	610
Total Interest Rate Call Swaptions			1,641
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.48% (Notional Value $250,480)	GBP	200,000	995
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $250,480)	GBP	200,000	589
Total Interest Rate Put Swaptions			1,584
Total OTC Interest Rate Swaptions Purchased
(Cost $4,272)			3,225
Total Investments - 96.0%
(Cost $12,931,947)			$12,898,893

OTC INTEREST RATE SWAPTIONS WRITTEN††,6 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 2.73% (Notional Value $250,480)	GBP	200,000	(304)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.10% (Notional Value $250,480)	GBP	200,000	(511)
Total Interest Rate Call Swaptions			(815)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.60% (Notional Value $250,480)	GBP	200,000	(847)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.23% (Notional Value $250,480)	GBP	200,000	(1,413)
Total Interest Rate Put Swaptions			(2,260)
Total OTC Interest Rate Swaptions Written
(Premiums received $3,750)			(3,075)
Other Assets & Liabilities, net - 4.0%			534,306
Total Net Assets - 100.0%			$13,430,124

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.12%	Annually	12/30/27	$3,200,000	$5,209	$257	$4,952
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/29	1,900,000	4,073	258	3,815
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/31	800,000	1,869	254	1,615
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.10%	Annually	12/26/29	600,000	1,637	252	1,385
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.07%	Annually	12/23/29	500,000	634	64	570
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.15%	Annually	12/26/26	500,000	618	249	369
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	4,000,000	–	260	(260)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.91%	Annually	12/23/54	50,000	(184)	251	(435)
								$13,856	$1,845	$12,011

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Bank of America, N.A.	EUR	Sell	3,000	3,165 USD	02/27/25	$49
Barclays Bank plc	EUR	Sell	2,000	2,108 USD	02/27/25	31
						$80

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.60%	10/31/25	3.60%	$250,480	$1,031
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.23%	10/28/25	3.23%	250,480	610
								$1,641
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.48%	10/28/25	4.48%	$250,480	$995
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	250,480	589
								$1,584

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	2.73%	10/28/25	2.73%	$250,480	$(304)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.10%	10/31/25	3.10%	250,480	(511)
								$(815)
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.60%	10/31/25	4.60%	$250,480	$(847)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.23%	10/28/25	4.23%	250,480	(1,413)
								$(2,260)

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $10,850,592 (cost $10,886,391), or 80.8% of total net assets.
[2]	Rate indicated is the 7-day yield as of December 31, 2024.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[4]	Security is an interest-only strip.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

CME — Chicago Mercantile Exchange

EUR — Euro

GBP — British Pound

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$73,188	$—	$73,188
Money Market Funds	560,743	—	—	560,743
Asset-Backed Securities	—	7,657,660	325,000	7,982,660
Collateralized Mortgage Obligations	—	2,598,068	—	2,598,068
Senior Floating Rate Interests	—	976,639	59,623	1,036,262
Corporate Bonds	—	639,342	—	639,342
Options Purchased	—	5,405	—	5,405
Interest Rate Swaptions Purchased	—	3,225	—	3,225
Interest Rate Swap Agreements**	—	12,706	—	12,706
Forward Foreign Currency Exchange Contracts**	—	80	—	80
Total Assets	$560,743	$11,966,313	$384,623	$12,911,679

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$3,075	$—	$3,075
Interest Rate Swap Agreements**	—	695	—	695
Unfunded Loan Commitments (Note 5)	—	—	4	4
Total Liabilities	$—	$3,770	$4	$3,774

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $93,204 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$225,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	100,000	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	50,500	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	9,123	Model Price	Purchase Price	—	—
Total Assets	$384,623
Liabilities:
Unfunded Loan Commitments	$4	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets			Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$-	$9,143	$9,143	$(5)
Purchases/(Receipts)	325,000	49,751	374,751	-
(Sales, maturities and paydowns)/Fundings	-	(23)	(23)	-
Amortization of premiums/discounts	-	9	9	-
Total realized gains (losses) included in earnings	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	-	743	743	1
Ending Balance	$325,000	$59,623	$384,623	$(4)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31 , 2024	$-	$743	$743	$1

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
Verus Securitization Trust 2023-3 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MONEY MARKET FUNDS***,† - 52.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[1]	5,365,953	$5,365,953
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[1]	707	707
Total Money Market Funds
(Cost $5,366,660)		5,366,660

	Face Amount
ASSET-BACKED SECURITIES†† - 32.9%
Collateralized Loan Obligations - 19.2%
Owl Rock CLO X LLC
2023-10A A, 7.07% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,2	1,000,000	1,003,476
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.99% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,2	250,000	250,000
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.50% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,2	100,000	101,691
Barings CLO Limited 2022-III
2024-3A BR, 6.39% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,2	100,000	100,858
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.82% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,2	100,000	100,610
Owl Rock CLO XIII LLC
2023-13A A, 6.90% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,2	100,000	100,601
BDS LLC
2024-FL13 AS, 6.36% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,2	100,000	100,229
BCRED MML CLO 2022-1 LLC
2022-1A A1, 6.27% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,2	100,000	100,050
BSPRT Issuer LLC
2024-FL11 B, 6.69% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	100,000	99,897
Total Collateralized Loan Obligations		1,957,412
Transport-Aircraft - 7.0%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	492,079	482,420
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	244,048	238,219
Total Transport-Aircraft		720,639
Whole Business - 4.3%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	100,000	103,393
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[2]	99,250	99,555
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]	99,000	97,259
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	95,750	90,915
Subway Funding LLC
2024-3A, 5.25% due 07/30/54[2]	50,000	48,688
Total Whole Business		439,810
Unsecured Consumer Loans - 1.0%
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[2]	100,000	98,537
Single Family Residence - 0.9%
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	93,565
Infrastructure - 0.5%
SBA Tower Trust
4.83% due 10/15/29[2]	50,000	48,840
Total Asset-Backed Securities
(Cost $3,373,418)		3,358,803

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8%
Residential Mortgage-Backed Securities - 10.6%
OBX Trust
2024-NQM13, 5.37% due 06/25/64[2,3]	94,726	93,898
2024-NQM12, 5.83% due 07/25/64[3]	93,141	92,920

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8% (continued)
Residential Mortgage-Backed Securities - 10.6% (continued)
JP Morgan Mortgage Trust
2024-NQM1, 5.95% due 02/25/64[2,3]	100,000	$100,092
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	120,000	97,872
BRAVO
2024-NQM6, 5.66% due 08/01/64[2,3]	96,773	96,348
FIGRE Trust
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	95,022	93,259
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[2,3]	96,887	92,425
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,3]	92,769	92,090
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	90,883	89,829
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,3]	98,512	89,695
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	76,093	77,471
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	64,094	63,638
Total Residential Mortgage-Backed Securities		1,079,537
Commercial Mortgage-Backed Securities - 0.2%
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	25,000	23,453
Total Collateralized Mortgage Obligations
(Cost $1,114,106)		1,102,990

CORPORATE BONDS†† - 2.6%
Consumer, Non-cyclical - 1.0%
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[2]	25,000	24,986
Williams Scotsman, Inc.
6.13% due 06/15/25[2]	25,000	24,906
Graham Holdings Co.
5.75% due 06/01/26[2]	25,000	24,892
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	25,000	23,752
Total Consumer, Non-cyclical		98,536
Consumer, Cyclical - 0.5%
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[2]	25,000	25,338
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[2]	25,000	24,625
Total Consumer, Cyclical		49,963
Energy - 0.5%
Buckeye Partners, LP
4.13% due 03/01/25[2]	25,000	24,933
Viper Energy, Inc.
5.38% due 11/01/27[2]	25,000	24,652
Total Energy		49,585
Financial - 0.4%
American National Group, Inc.
5.75% due 10/01/29	30,000	30,035
Focus Financial Partners LLC
6.75% due 09/15/31[2]	10,000	9,960
Total Financial		39,995
Technology - 0.2%
ACI Worldwide, Inc.
5.75% due 08/15/26[2]	25,000	24,955
Total Corporate Bonds
(Cost $264,510)		263,034

SENIOR FLOATING RATE INTERESTS††,◊ - 2.4%
Industrial - 0.8%
Service Logic Acquisition, Inc.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/29/27	24,875	25,015
TransDigm, Inc.
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,938	24,976
StandardAero
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/31/31	20,000	20,075
Capstone Acquisition Holdings, Inc.
8.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,172	9,123
Total Industrial		79,189
Financial - 0.7%
Ryan Specialty LLC
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 09/15/31	25,000	25,063
Duff & Phelps
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,870	24,279

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.4% (continued)
Financial - 0.7% (continued)
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31		20,000	$20,045
Total Financial			69,387
Consumer, Cyclical - 0.4%
PCI Gaming Authority, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		29,850	29,763
Truck Hero, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28		9,948	9,630
Total Consumer, Cyclical			39,393
Consumer, Non-cyclical - 0.3%
Froneri US, Inc.
due 09/30/31		25,000	25,005
HAH Group Holding Co. LLC
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		10,000	9,987
Total Consumer, Non-cyclical			34,992
Utilities - 0.2%
Calpine Construction Finance Company, LP
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		25,000	24,923
Total Senior Floating Rate Interests
(Cost $247,787)			247,884

		Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $45,941)	EUR	29,000	459
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $45,941)	EUR	29,000	459
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $52,277)	EUR	33,000	524
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $31,683)	EUR	20,000	318
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $14,257)	EUR	9,000	143
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $9,505)	EUR	6,000	95
Total Foreign Exchange Options			1,998
Total OTC Options Purchased
(Cost $1,708)			1,998

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,4 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.60% (Notional Value $125,240)	GBP	100,000	$516
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.23% (Notional Value $125,240)	GBP	100,000	305
Total Interest Rate Swaptions			821
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.48% (Notional Value $125,240)	GBP	100,000	497
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $125,240)	GBP	100,000	295
Total Interest Rate Swaptions			792
Total OTC Interest Rate Swaptions Purchased
(Cost $2,136)			1,613
Total Investments - 101.2%
(Cost $10,370,325)			$10,342,982

OTC INTEREST RATE SWAPTIONS WRITTEN††,4 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 2.73% (Notional Value $125,240)	GBP	100,000	(152)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.10% (Notional Value $125,240)	GBP	100,000	(256)
Total Interest Rate Call Swaptions			(408)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.60% (Notional Value $125,240)	GBP	100,000	(423)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.23% (Notional Value $125,240)	GBP	100,000	(707)
Total Interest Rate Put Swaptions			(1,130)
Total OTC Interest Rate Swaptions Written
(Premiums received $1,875)			(1,538)
Other Assets & Liabilities, net - (1.2)%			(122,654)
Total Net Assets - 100.0%			$10,220,328

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.13%	Annually	12/23/26	$1,000,000	$725	$249	$476
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	90,000	91	251	(160)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	950,000	–	252	(252)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.07%	Annually	12/23/31	600,000	(531)	253	(784)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.08%	Annually	12/23/29	670,000	(1,122)	252	(1,374)
								$(837)	$1,257	$(2,094)

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	2,000	2,108 USD	02/27/25	$31
Bank of America, N.A.	EUR	Sell	1,000	1,055 USD	02/27/25	16
						$47

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.60%	10/31/25	3.60%	$125,240	$516
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.23%	10/28/25	3.23%	125,240	305
								$821
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.48%	10/28/25	4.48%	125,240	$497
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	125,240	295
								$792

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	2.73%	10/28/25	2.73%	$125,240	$(152)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.10%	10/31/25	3.10%	125,240	(256)
								$(408)
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.60%	10/31/25	4.60%	$125,240	$(423)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.23%	10/28/25	4.23%	125,240	(707)
								$(1,130)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2024.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,601,872 (cost $4,628,907), or 45.0% of total net assets.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[4]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

CME — Chicago Mercantile Exchange

EUR — Euro

GBP — British Pound

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$5,366,660	$—	$—	$5,366,660
Asset-Backed Securities	—	3,358,803	—	3,358,803
Collateralized Mortgage Obligations	—	1,102,990	—	1,102,990
Corporate Bonds	—	263,034	—	263,034
Senior Floating Rate Interests	—	238,761	9,123	247,884
Options Purchased	—	1,998	—	1,998
Interest Rate Swaptions Purchased	—	1,613	—	1,613
Interest Rate Swap Agreements**	—	476	—	476
Forward Foreign Currency Exchange Contracts**	—	47	—	47
Total Assets	$5,366,660	$4,967,722	$9,123	$10,343,505

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$1,538	$—	$1,538
Interest Rate Swap Agreements**	—	2,570	—	2,570
Unfunded Loan Commitments (Note 5)	—	—	4	4
Total Liabilities	$—	$4,108	$4	$4,112

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	1,596	$7,821
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $318,203)		7,883

PREFERRED STOCKS†† - 1.6%
Financial - 1.5%
Charles Schwab Corp.
4.00%	8,500,000	7,338,059
Wells Fargo & Co.
3.90%	5,550,000	5,392,492
6.85%	850,000	877,328
State Street Corp.
6.70%	4,870,000	4,966,212
Bank of New York Mellon Corp.
3.75%	3,900,000	3,685,792
MetLife, Inc.
3.85%	3,520,000	3,455,831
JPMorgan Chase & Co.
3.65%	2,350,000	2,279,699
Markel Group, Inc.
6.00%	1,360,000	1,357,454
Kuvare US Holdings, Inc.
7.00% due 02/17/51[2]	1,000,000	1,001,250
Depository Trust & Clearing Corp.
3.38%[2]	1,000,000	944,745
CNO Financial Group, Inc.
5.13% due 11/25/60	47,725	912,502
Corebridge Financial, Inc.
6.38% due 12/15/64	3,405	86,793
First Republic Bank
4.25%*	77,975	47
Total Financial		32,298,204
Government - 0.1%
CoBank ACB
7.13%	1,250,000	1,270,770
Industrial - 0.0%
Constar International Holdings LLC *,†††	7	–
Total Preferred Stocks
(Cost $37,086,851)		33,568,974

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	6,510	58
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	190,327	19
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		84

MONEY MARKET FUNDS***,† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[3]	22,217,198	22,217,198
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[3]	2,511,628	2,511,628
Total Money Market Funds
(Cost $24,728,826)		24,728,826

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.8%
Government Agency - 22.9%
Uniform MBS 30 Year
due 03/01/25[4]	74,702,000	72,035,662
due 02/01/25[4]	55,802,000	53,836,430
due 03/01/25[4]	45,750,000	42,996,079
due 03/25/25[4]	42,250,000	35,835,985
due 02/01/25[4]	21,280,000	20,992,507
due 03/01/25[4]	18,405,000	14,979,977
due 02/01/25[4]	15,965,000	12,408,046
Fannie Mae
5.50% due 05/01/53	26,367,270	26,071,284
3.00% due 05/01/52	17,749,558	15,113,146
5.00% due 05/01/53	12,634,683	12,221,336
5.50% due 06/01/54	10,289,030	10,156,931
5.50% due 07/01/54	9,479,562	9,413,485
6.00% due 07/01/54	9,083,191	9,204,233
5.00% due 04/01/53	7,520,717	7,279,860
5.00% due 06/01/53	6,941,560	6,738,869
5.00% due 08/01/53	5,429,143	5,252,889
6.00% due 09/01/54	3,266,893	3,305,405
5.50% due 09/01/54	3,271,259	3,242,993
6.50% due 04/25/49	2,733,994	2,775,758
2.78% due 05/01/51	2,596,712	1,944,323
2.32% due 02/01/51	1,961,345	1,390,257
2.00% due 09/01/50	1,977,819	1,356,417
2.11% due 10/01/50	1,747,351	1,218,144
2.27% due 02/01/51	1,632,822	1,150,435
2.39% due 02/01/51	1,359,441	974,055
4.24% due 08/01/48	980,882	848,082
2.58% due 10/01/51	1,139,489	827,451
3.46% due 08/01/49	908,870	755,273
4.37% due 10/01/48	684,832	628,892
4.25% due 05/01/48	599,869	539,772
due 12/25/43[5]	609,459	444,274
Freddie Mac
6.00% due 08/01/54	18,753,359	19,006,832
5.50% due 09/01/53	14,529,068	14,510,654
5.50% due 06/01/53	11,801,275	11,681,246
5.50% due 06/01/54	11,432,487	11,285,708
5.50% due 10/01/54	9,832,080	9,705,845
5.00% due 04/01/53	7,513,745	7,270,203
5.00% due 03/01/53	4,080,168	3,949,272
6.00% due 09/01/54	2,033,433	2,058,577
5.50% due 09/01/54	2,031,200	2,016,708
1.98% due 05/01/50	1,306,240	883,016
Ginnie Mae
due 02/01/25[4]	18,906,548	18,350,166
6.00% due 06/20/47	658,374	660,475

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.8% (continued)
Government Agency - 22.9% (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,975,304	$2,332,505
2.00% due 11/25/59	1,117,875	871,446
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,6	17,318,811	1,442,742
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,2	814,322	641,846
Total Government Agency		482,605,491
Residential Mortgage-Backed Securities - 7.3%
OBX Trust
2024-NQM15, 5.57% due 10/25/64[2,7]	3,422,087	3,403,383
2023-NQM9, 7.66% due 10/25/63[7]	3,052,284	3,111,573
2024-NQM4, 6.22% due 01/25/64[7]	2,505,872	2,514,998
2024-NQM5, 6.29% due 01/25/64[2,7]	1,423,934	1,431,450
2024-NQM6, 6.85% due 02/25/64[2,7]	1,316,223	1,330,000
2024-NQM5, 5.99% due 01/25/64[2,7]	1,220,515	1,226,709
2024-NQM6, 6.45% due 02/25/64[2,7]	1,019,011	1,029,189
2024-NQM7, 6.60% due 03/25/64[2,7]	854,995	862,441
2024-NQM7, 6.24% due 03/25/64[2,7]	854,995	861,725
2024-NQM6, 6.70% due 02/25/64[2,7]	849,176	856,597
2024-NQM8, 6.59% due 05/25/64[2,7]	814,940	821,600
2024-NQM5, 6.39% due 01/25/64[2,7]	813,676	817,582
2024-NQM3, 6.43% due 12/25/63[7]	798,496	804,575
2024-NQM3, 6.13% due 12/25/63[2,7]	798,496	803,975
2024-NQM3, 6.33% due 12/25/63[7]	798,496	803,037
2022-NQM8, 6.10% due 09/25/62[7]	767,426	766,836
2024-NQM8, 6.23% due 05/25/64[2,7]	686,265	692,144
2024-NQM7, 6.45% due 03/25/64[2,7]	512,997	516,407
2022-NQM9, 6.45% due 09/25/62[2,7]	511,393	513,835
2024-NQM2, 6.18% due 12/25/63[7]	411,400	412,758
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	2,878,343	2,932,393
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	2,522,012	2,547,350
2024-HE6, 5.72% (WAC) due 12/25/54◊,2	2,450,000	2,451,531
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	2,394,703	2,378,437
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	1,567,868	1,538,777
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	1,179,311	1,188,320
COLT Mortgage Loan Trust
2023-4, 7.62% due 10/25/68[7]	3,139,132	3,195,122
2021-2, 2.38% (WAC) due 08/25/66◊	4,000,000	2,714,844
2023-3, 7.18% due 09/25/68[2,7]	2,409,621	2,443,953
2024-1, 6.14% due 02/25/69[7]	1,137,024	1,137,602
2024-2, 6.13% due 04/25/69[2,7]	917,735	922,680
2023-3, 7.58% due 09/25/68[2,7]	777,297	791,557
2024-2, 6.43% due 04/25/69[7]	417,152	419,132
2024-2, 6.33% due 04/25/69[7]	417,152	418,971
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	7,468,969	6,855,740
2021-13, 2.50% (WAC) due 04/25/52◊,2	3,342,730	3,067,379
2024-NQM1, 5.85% due 02/25/64[2,7]	2,000,000	2,002,005
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	4,316,797	4,336,937
2024-4, 6.20% due 01/25/69[2,7]	2,369,224	2,383,554
2024-3, 4.80% due 11/26/68[7]	1,804,434	1,761,153
2023-1, 4.75% due 09/26/67[2,7]	1,341,254	1,308,050
2024-4, 6.50% due 01/25/69[2,7]	719,229	722,943
2024-4, 6.40% due 01/25/69[7]	338,461	340,751
2020-1, 2.77% (WAC) due 12/25/59◊,2	207,110	198,034
Verus Securitization Trust
2024-1, 6.12% due 01/25/69[7]	3,866,148	3,872,544
2024-9, 5.89% due 11/25/69[2,7]	2,650,000	2,637,003
2023-2, 6.85% due 03/25/68[7]	1,377,245	1,387,376

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.8% (continued)
Residential Mortgage-Backed Securities - 7.3% (continued)
2023-7, 7.42% due 10/25/68[2,7]	1,113,223	$1,131,220
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	2,929,308	2,697,258
2023-NQM3, 7.34% due 08/25/68[7]	1,520,571	1,543,208
2023-NQM3, 6.89% due 08/25/68[2,7]	1,520,568	1,539,107
2024-NQM2, 6.54% due 06/25/59[7]	812,717	818,239
2024-NQM2, 6.09% due 06/25/59[7]	406,358	408,465
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[7]	1,700,451	1,657,894
2024-NQM3, 6.39% due 03/25/64[7]	1,420,061	1,428,200
2023-NQM8, 7.10% due 10/25/63[2,7]	1,207,993	1,224,857
2021-HE1, 6.07% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,2	1,000,000	998,726
2024-CES1, 6.38% due 04/25/54[2,7]	875,958	884,872
Vista Point Securitization Trust
2024-CES2, 5.25% due 10/25/54[2,7]	3,146,770	3,111,251
2024-CES3, 5.68% due 01/25/55[2,7]	2,650,000	2,654,142
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,7]	3,989,720	3,632,640
2024-RS2, 3.00% due 08/01/69[2,7]	2,200,000	2,033,009
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊	2,939,190	2,976,948
2024-CES4, 6.15% due 06/25/44[2,7]	2,551,004	2,570,544
Towd Point Mortgage Trust
2024-4, 4.38% (WAC) due 10/27/64◊,2	2,975,142	2,889,431
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	1,597,950	1,626,877
2023-CES1, 6.75% (WAC) due 07/25/63◊,2	653,655	660,161
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	5,810,000	4,854,657
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,2	2,472,000	2,099,217
2024-RPL2, 3.50% due 05/25/54[2]	1,956,134	1,871,905
2023-RCF1, 4.00% due 06/25/53[7]	792,689	774,183
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,2	4,693,082	4,262,450
2020-NQM1, 1.79% (WAC) due 09/27/60◊,2	141,987	132,646
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	1,635,888	1,616,930
2024-NQM2, 5.37% due 09/25/64[2]	1,635,888	1,616,900
2019-6A, 3.50% (WAC) due 09/25/59◊,2	360,465	335,712
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,2	3,190,181	3,185,159
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[2,7]	2,200,000	2,178,851
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	2,043,535	2,000,814
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[2,7]	956,425	948,877
2024-NQM3, 5.04% (WAC) due 07/25/69◊,2	956,425	947,476
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	1,518,656	1,551,854
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,2	1,472,107	1,477,162
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	782,702	714,042
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	782,702	709,309
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[2]	1,250,000	1,214,742
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	632,763	601,511
2020-1, 2.56% (WAC) due 02/25/50◊,2	632,763	601,046

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.8% (continued)
Residential Mortgage-Backed Securities - 7.3% (continued)
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[2,7]	1,000,000	$1,000,217
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	5,788,110	799,359
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,2	595,182	581,056
2020-NQM1, 2.72% due 05/25/65[2]	161,784	148,871
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,2	700,000	634,754
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,331,760	516,357
RALI Series Trust
2006-QO2, 4.89% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	257,208
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.67% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	216,160	176,102
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.09% (WAC) due 11/25/33◊	195,672	170,059
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊	55,052	53,953
Total Residential Mortgage-Backed Securities		154,055,380
Commercial Mortgage-Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 09/15/36◊,2	3,490,000	3,470,369
2021-VOLT, 6.51% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	3,450,000	3,441,375
2024-AIRC, 6.09% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,2	1,050,000	1,057,228
2024-AIRC, 6.54% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	1,000,000	1,004,375
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,192,617
2020-GC45, 0.65% (WAC) due 02/13/53◊,6	18,593,921	458,050
2019-GC42, 0.81% (WAC) due 09/10/52◊,6	13,794,095	413,485
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 3.42% (WAC) due 08/15/49◊	4,000,000	3,435,808
2021-NYAH, 6.60% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,2	4,000,000	3,399,042
DBGS Mortgage Trust
2018-C1, 4.65% (WAC) due 10/15/51◊	7,000,000	6,467,677
BX Trust
2024-VLT4, 6.54% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,2	1,700,000	1,705,313
2024-VLT4, 6.34% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,2	1,450,000	1,457,513
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,2	1,000,000	997,471
2020-DUNE, 6.02% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,2	1,000,000	983,935
SMRT
2022-MINI, 6.35% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,2	2,000,000	1,970,000
Life Mortgage Trust
2021-BMR, 5.91% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,2	1,586,268	1,562,474

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.8% (continued)
Commercial Mortgage-Backed Securities - 2.0% (continued)
BMP Trust
2024-MF23, 6.04% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,2	1,000,000	$1,001,562
Extended Stay America Trust
2021-ESH, 6.76% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	968,870	971,292
BENCHMARK Mortgage Trust
2019-B14, 0.75% (WAC) due 12/15/62◊,6	18,146,166	419,215
2018-B6, 0.40% (WAC) due 10/10/51◊,6	28,228,288	275,161
Citigroup Commercial Mortgage Trust
2019-GC43, 0.60% (WAC) due 11/10/52◊,6	18,520,247	461,493
2016-C2, 1.65% (WAC) due 08/10/49◊,6	2,141,086	36,324
2016-GC37, 1.64% (WAC) due 04/10/49◊,6	2,728,400	31,600
2016-P5, 1.37% (WAC) due 10/10/49◊,6	1,521,609	23,941
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,6	10,923,869	354,106
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,6	7,603,912	161,828
SG Commercial Mortgage Securities Trust
2016-C5, 1.82% (WAC) due 10/10/48◊,6	6,924,707	127,644
Morgan Stanley Capital I Trust
2016-UB11, 1.43% (WAC) due 08/15/49◊,6	5,530,045	92,434
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.47% (WAC) due 06/15/49◊,6	6,077,506	76,904
COMM Mortgage Trust
2015-CR24, 0.68% (WAC) due 08/10/48◊,6	34,846,378	42,711
2015-CR26, 0.89% (WAC) due 10/10/48◊,6	7,919,537	15,130
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.39% (WAC) due 01/15/59◊,6	3,137,152	31,448
2016-C37, 0.77% (WAC) due 12/15/49◊,6	2,318,604	25,481
CFCRE Commercial Mortgage Trust
2016-C3, 0.95% (WAC) due 01/10/48◊,6	4,703,691	26,666
CD Mortgage Trust
2016-CD1, 1.34% (WAC) due 08/10/49◊,6	1,998,454	23,273
Total Commercial Mortgage-Backed Securities		42,214,945
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.25% (WAC) due 11/25/55◊,2	6,689,641	5,765,168
2015-R1, 4.45% (WAC) due 11/25/52◊,2	2,671,868	2,371,226
2015-R1, 0.70% (WAC) due 11/25/55◊,2,6	9,790,799	555,207
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,2	2,207,981	1,923,512
2007-ROBS, 6.06% due 10/10/52†††,2	444,075	381,636
2007-AETC, 5.75% due 02/10/52†††,2	260,782	221,287
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	1,395,829	1,229,066
Total Military Housing		12,447,102
Total Collateralized Mortgage Obligations
(Cost $714,288,704)		691,322,918

U.S. GOVERNMENT SECURITIES†† - 28.7%
U.S. Treasury Notes
4.13% due 03/31/31	85,832,400	84,254,624
4.63% due 04/30/31	60,000,000	60,507,063
4.13% due 11/30/29	59,600,000	58,922,872
3.75% due 08/31/31	44,220,000	42,366,216
3.38% due 09/15/27	43,000,000	42,020,447
4.13% due 11/15/27	25,000,000	24,889,685
4.13% due 10/31/31	21,000,000	20,555,035
3.63% due 08/31/29	12,000,000	11,618,997
3.63% due 09/30/31	7,010,000	6,661,326
3.88% due 08/15/34	6,070,000	5,739,417
3.88% due 10/15/27	3,580,000	3,542,373
3.50% due 09/30/26	3,400,000	3,357,174
3.63% due 03/31/28	3,000,000	2,938,269
4.13% due 06/15/26	260,000	259,553
United States Treasury Inflation Indexed Bonds
1.88% due 07/15/34	39,117,211	37,904,389
2.13% due 04/15/29	23,797,594	23,826,323
1.63% due 10/15/29	20,213,070	19,873,452
0.13% due 10/15/25	17,030,720	16,833,877
0.38% due 01/15/27	16,949,974	16,434,424

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. GOVERNMENT SECURITIES†† - 28.7% (continued)
1.25% due 04/15/28	10,912,455	$10,631,815
0.50% due 01/15/28	9,955,444	9,516,798
0.13% due 04/15/27	9,111,048	8,732,696
1.38% due 07/15/33	2,005,830	1,876,315
U.S. Treasury Bonds
due 05/15/51[5,8]	167,110,000	47,077,003
due 08/15/53[5,8]	35,000,000	9,206,946
due 05/15/44[6,8]	22,950,000	8,636,299
due 02/15/54[5,8]	28,290,000	7,360,603
due 08/15/54[5,8]	24,990,000	6,393,624
due 02/15/52[5,8]	19,980,000	5,453,150
due 02/15/46[6,8]	10,550,000	3,639,303
due 11/15/44[6,8]	4,600,000	1,688,519
due 11/15/53[5,8]	3,330,000	877,132
Total U.S. Government Securities
(Cost $623,505,061)		603,595,719

CORPORATE BONDS†† - 23.0%
Financial - 11.8%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	6,200,000	5,101,512
3.25% due 11/15/30	4,000,000	3,426,473
Morgan Stanley
6.63% due 11/01/34[9]	2,465,000	2,648,857
5.52% due 11/19/55[9]	2,500,000	2,409,289
5.94% due 02/07/39[9]	1,950,000	1,956,395
5.83% due 04/19/35[9]	1,085,000	1,105,662
Nippon Life Insurance Co.
2.75% due 01/21/51[2,9]	8,150,000	6,875,828
BPCE S.A.
2.28% due 01/20/32[2,9]	8,200,000	6,696,975
American National Group, Inc.
5.00% due 06/15/27	5,036,000	5,009,064
5.75% due 10/01/29	1,000,000	1,001,151
Wilton RE Ltd.
6.00%[2,9,10]	5,672,000	5,676,231
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,9]	5,800,000	5,519,341
Global Atlantic Finance Co.
7.95% due 06/15/33[2]	3,841,000	4,252,820
6.75% due 03/15/54[2]	969,000	983,357
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,253,186
5.30% due 01/15/29	900,000	893,476
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	2,039,951
2.80% due 06/15/31	1,831,000	1,563,320
6.10% due 04/01/34	1,400,000	1,424,323
5.65% due 01/15/35	100,000	97,575
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,095,379
Brighthouse Financial Global Funding
5.65% due 06/10/29[2]	4,975,000	5,016,944
Citigroup, Inc.
5.83% due 02/13/35[9]	4,900,000	4,876,019
Demeter Investments BV
5.63% due 08/15/52	4,350,000	4,339,747
LPL Holdings, Inc.
4.38% due 05/15/31[2]	3,060,000	2,822,518
6.00% due 05/20/34	1,490,000	1,517,037
Allianz SE
3.20%[2,9,10]	5,000,000	4,337,090
Iron Mountain, Inc.
4.50% due 02/15/31[2]	1,917,000	1,752,541
5.25% due 07/15/30[2]	1,283,000	1,224,700
5.63% due 07/15/32[2]	1,000,000	955,264
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,964,207
5.45% due 09/30/34	1,000,000	964,240
Societe Generale S.A.
5.52% due 01/19/28[2,9]	2,750,000	2,759,080
3.34% due 01/21/33[2,9]	1,300,000	1,098,819
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	2,034,982
3.25% due 07/15/27	1,800,000	1,707,309
PartnerRe Finance B LLC
4.50% due 10/01/50[9]	4,040,000	3,735,804
CoStar Group, Inc.
2.80% due 07/15/30[2]	4,130,000	3,606,459
Macquarie Group Ltd.
2.87% due 01/14/33[2,9]	2,150,000	1,816,230
2.69% due 06/23/32[2,9]	2,000,000	1,694,947
Brookfield Finance, Inc.
5.97% due 03/04/54	1,300,000	1,313,988
4.70% due 09/20/47	650,000	560,201
3.50% due 03/30/51	630,000	434,239
3.63% due 02/15/52	620,000	431,321
6.35% due 01/05/34	300,000	316,183
5.68% due 01/15/35	300,000	302,094
Lazard Group LLC
6.00% due 03/15/31	3,230,000	3,316,550
Macquarie Bank Ltd.
3.62% due 06/03/30[2]	3,570,000	3,254,937
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,500,000	2,229,645
5.63% due 08/16/32	1,000,000	1,011,442
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	4,750,000	3,195,325
CNO Financial Group, Inc.
6.45% due 06/15/34	2,410,000	2,489,870
5.25% due 05/30/29	700,000	695,070
Jefferies Financial Group, Inc.
6.20% due 04/14/34	1,650,000	1,700,435
2.63% due 10/15/31	1,400,000	1,181,172
Old Republic International Corp.
5.75% due 03/28/34	2,850,000	2,853,216
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	3,687,000	2,758,871
Host Hotels & Resorts, LP
5.70% due 07/01/34	2,750,000	2,745,490

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 23.0% (continued)
Financial - 11.8% (continued)
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	3,150,000	$2,744,585
Pacific Beacon LLC
5.51% due 07/15/36[2]	2,900,000	2,737,118
Standard Chartered plc
5.01% due 10/15/30[2,9]	2,250,000	2,209,377
4.64% due 04/01/31[2,9]	510,000	491,390
UBS Group AG
3.09% due 05/14/32[2,9]	2,950,000	2,565,857
Ares Finance Company II LLC
3.25% due 06/15/30[2]	2,760,000	2,495,472
Accident Fund Insurance Company of America
8.50% due 08/01/32[2]	2,450,000	2,379,424
TPG Operating Group II, LP
5.88% due 03/05/34	2,300,000	2,352,696
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	2,450,000	2,298,192
Farmers Insurance Exchange
7.00% due 10/15/64[2,9]	2,200,000	2,268,127
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,9]	2,500,000	2,201,777
Nuveen LLC
5.85% due 04/15/34[2]	2,150,000	2,175,709
Voya Financial, Inc.
4.80% due 06/15/46	2,500,000	2,129,576
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	2,848,000	2,081,046
Capital One Financial Corp.
6.05% due 02/01/35[9]	2,000,000	2,032,103
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,947,984
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	1,800,000	1,401,373
3.83% due 03/11/51[2]	850,000	513,075
Aon North America, Inc.
5.45% due 03/01/34	1,900,000	1,896,689
Westpac Banking Corp.
3.02% due 11/18/36[9]	1,200,000	1,015,233
2.96% due 11/16/40	805,000	572,894
2.67% due 11/15/35[9]	295,000	250,952
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	1,800,000	1,806,849
Reinsurance Group of America, Inc.
5.75% due 09/15/34	1,750,000	1,763,769
QBE Insurance Group Ltd.
5.88%[2,9,10]	1,750,000	1,748,105
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[2]	2,127,979	1,731,009
Americo Life, Inc.
3.45% due 04/15/31[2]	2,060,000	1,729,438
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	2,360,000	1,626,630
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	1,750,000	1,598,653
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,593,476
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[2]	1,400,000	1,592,233
Markel Group, Inc.
6.00% due 05/16/54	1,550,000	1,534,959
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,9]	1,800,000	1,525,991
HS Wildcat LLC
3.83% due 12/31/50†††	1,978,837	1,394,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,9]	1,350,000	1,373,269
Beacon Funding Trust
6.27% due 08/15/54[2]	1,350,000	1,333,211
RGA Global Funding
5.05% due 12/06/31[2]	1,300,000	1,278,503
National Australia Bank Ltd.
2.99% due 05/21/31[2]	975,000	842,661
2.33% due 08/21/30[2]	502,000	426,965
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,138,111
Globe Life, Inc.
5.85% due 09/15/34	740,000	744,155
2.15% due 08/15/30	420,000	355,574
Swedbank AB
5.65% (SOFR + 1.03%) due 11/20/29◊,2	1,040,000	1,043,140
Prudential Financial, Inc.
3.70% due 10/01/50[9]	1,160,000	1,031,929
Sumitomo Mitsui Financial Group, Inc.
5.89% (SOFR + 1.17%) due 07/09/29◊	1,000,000	1,013,617
Citibank North America
5.33% (SOFR + 0.71%) due 11/19/27◊	1,010,000	1,011,700
NatWest Markets plc
6.04% (SOFR + 1.14%) due 05/17/29◊,2	1,000,000	1,007,148
Nordea Bank Abp
5.92% (SOFR + 1.02%) due 09/10/29◊,2	1,000,000	1,005,442
Athene Global Funding
5.63% (SOFR Compounded Index + 1.21%) due 03/25/27◊,2	500,000	502,791
2.67% due 06/07/31[2]	590,000	501,262
HSBC Holdings plc
5.29% due 11/19/30[9]	1,010,000	1,003,295

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 23.0% (continued)
Financial - 11.8% (continued)
JPMorgan Chase & Co.
5.54% (SOFR + 0.86%) due 10/22/28◊	1,000,000	$1,003,187
Banco Santander S.A.
5.82% (SOFR + 1.12%) due 07/15/28◊	1,000,000	1,002,353
DNB Bank ASA
5.70% (SOFR + 1.06%) due 11/05/30◊,2	1,000,000	1,001,800
Blue Owl Finance LLC
6.25% due 04/18/34	970,000	996,521
Credit Agricole S.A.
6.11% (SOFR + 1.21%) due 09/11/28◊,2	990,000	996,336
Jackson Financial, Inc.
4.00% due 11/23/51	1,440,000	992,840
Apollo Global Management, Inc.
5.80% due 05/21/54	980,000	984,144
Pine Street Trust III
6.22% due 05/15/54[2]	960,000	968,740
Carlyle Finance LLC
5.65% due 09/15/48[2]	1,020,000	967,307
Belvoir Land LLC
5.60% due 12/15/35[2]	1,000,000	941,935
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[2]	1,000,000	929,167
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,9]	850,000	838,835
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	930,000	816,906
Deutsche Bank AG NY
3.55% due 09/18/31[9]	880,000	790,063
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	861,787	766,547
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	770,000	762,803
Assurant, Inc.
2.65% due 01/15/32	891,000	745,877
Central Storage Safety Project Trust
4.82% due 02/01/38[11]	779,200	706,724
BGC Group, Inc.
8.00% due 05/25/28	660,000	700,662
Lloyds Banking Group plc
3.51% due 03/18/26[9]	660,000	657,643
Enstar Group Ltd.
3.10% due 09/01/31	710,000	607,069
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	950,000	605,017
Kemper Corp.
2.40% due 09/30/30	675,000	572,712
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	547,983
Royal Bank of Canada
5.54% (SOFR Compounded Index + 0.86%) due 10/18/28◊	500,000	502,115
Bank of Nova Scotia
5.72% (SOFR Compounded Index + 1.08%) due 08/01/29◊	500,000	501,650
BNP Paribas S.A.
1.32% due 01/13/27[2,9]	520,000	500,572
Barclays plc
6.08% (SOFR + 1.49%) due 03/12/28◊	490,000	495,742
Citizens Financial Group, Inc.
6.65% due 04/25/35[9]	470,000	495,481
Regions Financial Corp.
5.50% due 09/06/35[9]	500,000	488,248
Fidelity National Financial, Inc.
3.40% due 06/15/30	470,000	426,351
2.45% due 03/15/31	70,000	59,044
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	322,034
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	470,000	313,613
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	296,000	296,269
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,9]	200,000	198,343
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	127,000	126,992
KKR Group Finance Company III LLC
5.13% due 06/01/44[2]	100,000	91,351
Total Financial		248,784,353
Industrial - 2.9%
AP Grange Holdings
6.50% due 03/20/45†††	13,128,258	13,292,362
5.00% due 03/20/45†††	1,400,000	1,477,000
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	5,000,000	5,000,000
Berry Global, Inc.
5.80% due 06/15/31[2]	2,350,000	2,391,946
4.88% due 07/15/26[2]	2,156,000	2,147,369

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 23.0% (continued)
Industrial - 2.9% (continued)
Boeing Co.
6.53% due 05/01/34	2,770,000	$2,901,876
6.86% due 05/01/54	575,000	611,137
3.75% due 02/01/50	841,000	573,594
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,526,849
TD SYNNEX Corp.
6.10% due 04/12/34	1,750,000	1,795,881
2.38% due 08/09/28	1,600,000	1,451,335
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	3,918,460	3,115,553
Vontier Corp.
2.95% due 04/01/31	3,450,000	2,962,760
Amazon.com, Inc.
2.65% due 10/10/42†††	3,379,341	2,671,159
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[2]	2,100,000	2,107,563
Fortune Brands Innovations, Inc.
4.00% due 03/25/32	2,050,000	1,891,513
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[2]	1,850,000	1,846,709
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,651,154
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	1,550,000	1,585,774
Owens Corning
5.95% due 06/15/54	1,380,000	1,363,632
Stadco LA LLC
3.75% due 05/15/56†††	2,000,000	1,350,800
GATX Corp.
6.05% due 06/05/54	1,258,000	1,289,577
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,078,091
Cellnex Finance Company S.A.
3.88% due 07/07/41[2]	1,372,000	1,047,879
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††	980,000	970,840
Avnet, Inc.
5.50% due 06/01/32	800,000	783,795
Sonoco Products Co.
5.00% due 09/01/34	700,000	663,779
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	415,201
Total Industrial		61,965,128
Energy - 2.0%
BP Capital Markets plc
4.88%[9,10]	6,348,000	6,048,891
6.13%[9,10]	350,000	343,897
ONEOK, Inc.
6.05% due 09/01/33	3,800,000	3,910,307
3.95% due 03/01/50	2,000,000	1,442,188
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36[2]	1,500,000	1,480,584
6.10% due 08/23/42[2]	800,000	779,982
6.51% due 02/23/42[2]	400,000	404,965
6.13% due 02/23/38[2]	350,000	350,548
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	2,850,000	2,844,069
DT Midstream, Inc.
5.80% due 12/15/34[2]	2,450,000	2,467,246
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	2,986,000	2,249,775
Boardwalk Pipelines, LP
5.63% due 08/01/34	2,000,000	1,991,875
Enbridge, Inc.
5.63% due 04/05/34	1,900,000	1,911,190
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,734,000	1,774,650
Energy Transfer, LP
7.38% due 02/01/31[2]	710,000	742,465
6.13% due 12/15/45	500,000	493,498
6.05% due 09/01/54	500,000	489,351
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	880,000	989,967
5.80% due 03/15/35	725,000	729,336
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	1,050,000	1,029,782
Cheniere Energy, Inc.
5.65% due 04/15/34	1,000,000	1,005,744
Texas Eastern Transmission, LP
4.15% due 01/15/48[2]	1,260,000	969,479
Targa Resources Corp.
6.50% due 02/15/53	930,000	969,224
TransCanada PipeLines Ltd.
7.63% due 01/15/39	830,000	960,942
Eni SpA
5.95% due 05/15/54[2]	980,000	940,874
Cheniere Energy Partners, LP
5.95% due 06/30/33	750,000	767,767
5.75% due 08/15/34[2]	150,000	150,996
Viper Energy, Inc.
7.38% due 11/01/31[2]	850,000	889,899
EnLink Midstream Partners, LP
5.60% due 04/01/44	860,000	789,165
NuStar Logistics, LP
6.38% due 10/01/30	534,000	535,449
6.00% due 06/01/26	200,000	200,268
Marathon Petroleum Corp.
6.50% due 03/01/41	710,000	735,620

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 23.0% (continued)
Energy - 2.0% (continued)
Western Midstream Operating, LP
5.30% due 03/01/48	750,000	$636,961
MPLX, LP
5.50% due 02/15/49	530,000	486,624
DCP Midstream Operating, LP
6.45% due 11/03/36[2]	363,000	373,461
Total Energy		42,887,039
Consumer, Non-cyclical - 1.8%
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.50% due 01/15/30	2,200,000	2,195,949
3.00% due 05/15/32	1,750,000	1,456,806
4.38% due 02/02/52	1,300,000	979,739
CVS Health Corp.
6.75% due 12/10/54[9]	2,170,000	2,127,768
5.70% due 06/01/34	2,000,000	1,965,856
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	2,500,000	2,058,027
5.20% due 04/01/29[2]	1,200,000	1,173,793
3.00% due 10/15/30[2]	970,000	838,059
BAT Capital Corp.
6.00% due 02/20/34	3,000,000	3,082,162
4.76% due 09/06/49	1,040,000	841,854
GXO Logistics, Inc.
6.50% due 05/06/34	1,250,000	1,281,173
6.25% due 05/06/29	1,250,000	1,279,991
Altria Group, Inc.
4.45% due 05/06/50	1,365,000	1,058,571
3.70% due 02/04/51	1,280,000	870,227
Royalty Pharma plc
3.55% due 09/02/50	2,690,000	1,793,844
Triton Container International Ltd.
3.15% due 06/15/31[2]	2,100,000	1,782,753
Element Fleet Management Corp.
6.32% due 12/04/28[2]	1,500,000	1,563,317
Global Payments, Inc.
2.90% due 11/15/31	1,650,000	1,411,188
3.20% due 08/15/29	114,000	104,421
AZ Battery Property LLC
6.73% due 02/20/46†††	1,420,000	1,400,273
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,293,696
Highmark, Inc.
2.55% due 05/10/31[2]	1,500,000	1,214,460
Universal Health Services, Inc.
2.65% due 10/15/30	1,320,000	1,134,554
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[2]	1,300,000	1,096,740
Pilgrim's Pride Corp.
3.50% due 03/01/32	1,150,000	991,659
Philip Morris International, Inc.
5.25% due 02/13/34	750,000	741,247
Kraft Heinz Foods Co.
7.13% due 08/01/39[2]	650,000	726,834
Kroger Co.
5.50% due 09/15/54	330,000	310,818
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	169,330
Total Consumer, Non-cyclical		36,945,109
Consumer, Cyclical - 1.6%
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,603,305
Hyatt Hotels Corp.
5.75% due 04/23/30	3,010,000	3,073,433
Delta Air Lines, Inc.
7.00% due 05/01/25[2]	3,014,000	3,026,743
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,647,173
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	2,731,553	2,464,738
British Airways Class A Pass Through Trust
4.25% due 11/15/32[2]	1,800,568	1,706,796
2.90% due 03/15/35[2]	733,631	647,087
Warnermedia Holdings, Inc.
5.14% due 03/15/52	1,640,000	1,218,527
6.41% due 03/15/26	600,000	600,239
LG Energy Solution Ltd.
5.50% due 07/02/34[2]	1,600,000	1,552,045
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	1,417,603	1,445,646
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2]	1,275,000	1,283,036
Polaris, Inc.
6.95% due 03/15/29	1,050,000	1,105,214
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	1,050,000	1,065,413
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	1,049,000	1,042,409
Brunswick Corp.
5.10% due 04/01/52	1,270,000	987,384
Hasbro, Inc.
6.05% due 05/14/34	980,000	984,209
Darden Restaurants, Inc.
4.55% due 02/15/48	1,200,000	964,284
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	629,500	594,494

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 23.0% (continued)
Consumer, Cyclical - 1.6% (continued)
Ferguson Finance plc
4.65% due 04/20/32[2]	600,000	$572,167
LKQ Corp.
6.25% due 06/15/33	300,000	309,433
Total Consumer, Cyclical		33,893,775
Technology - 0.9%
Entegris, Inc.
4.75% due 04/15/29[2]	3,700,000	3,542,778
Foundry JV Holdco LLC
5.88% due 01/25/34[2]	1,900,000	1,858,716
6.15% due 01/25/32[2]	600,000	605,355
6.40% due 01/25/38[2]	550,000	555,725
Broadcom, Inc.
4.93% due 05/15/37[2]	2,306,000	2,193,347
3.19% due 11/15/36[2]	217,000	174,802
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,469,584
5.75% due 03/15/33	500,000	506,845
4.38% due 05/15/30	200,000	191,367
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,576,222
Atlassian Corp.
5.50% due 05/15/34	1,450,000	1,456,340
MSCI, Inc.
3.63% due 11/01/31[2]	1,300,000	1,164,072
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,076,508
Constellation Software, Inc.
5.16% due 02/16/29[2]	700,000	703,277
5.46% due 02/16/34[2]	350,000	350,806
Fiserv, Inc.
5.63% due 08/21/33	1,000,000	1,017,631
Qorvo, Inc.
3.38% due 04/01/31[2]	1,140,000	974,987
Total Technology		19,418,362
Communications - 0.8%
British Telecommunications plc
4.88% due 11/23/81[2,9]	2,900,000	2,634,465
4.25% due 11/23/81[2,9]	500,000	482,784
9.63% due 12/15/30	150,000	181,723
Vodafone Group plc
4.13% due 06/04/81[9]	2,550,000	2,257,229
Level 3 Financing, Inc.
4.50% due 04/01/30[2]	2,175,000	1,803,409
11.00% due 11/15/29[2]	359,563	404,479
Paramount Global
4.90% due 08/15/44	1,035,000	783,501
5.25% due 04/01/44	789,000	613,045
5.90% due 10/15/40	666,000	584,024
2.90% due 01/15/27	236,000	225,849
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	2,155,089
Fox Corp.
6.50% due 10/13/33	1,650,000	1,738,801
Rogers Communications, Inc.
4.55% due 03/15/52	2,000,000	1,598,850
Corning, Inc.
5.75% due 08/15/40	790,000	790,304
Discovery Communications LLC
5.00% due 09/20/37	570,000	475,296
CSC Holdings LLC
4.13% due 12/01/30[2]	600,000	431,018
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	194,244
Altice France S.A.
5.13% due 01/15/29[2]	250,000	188,215
Total Communications		17,542,325
Utilities - 0.8%
NRG Energy, Inc.
2.45% due 12/02/27[2]	1,750,000	1,624,957
7.00% due 03/15/33[2]	480,000	518,124
Liberty Utilities Co.
5.58% due 01/31/29[2]	1,400,000	1,410,903
5.87% due 01/31/34[2]	550,000	550,487
AES Corp.
3.95% due 07/15/30[2]	1,362,000	1,255,497
2.45% due 01/15/31	438,000	364,989
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	800,000	835,467
4.27% due 03/15/48[2]	640,000	490,565
Black Hills Corp.
6.00% due 01/15/35	800,000	824,931
4.20% due 09/15/46	630,000	493,612
Public Service Company of Colorado
5.35% due 05/15/34	1,100,000	1,101,349
Sempra
6.00% due 10/15/39	970,000	988,941
Appalachian Power Co.
4.40% due 05/15/44	1,200,000	973,293
Constellation Energy Generation LLC
6.50% due 10/01/53	900,000	953,336
Entergy Mississippi LLC
3.85% due 06/01/49	1,280,000	950,973
Enel Finance International N.V.
5.00% due 06/15/32[2]	850,000	827,495
Nevada Power Co.
6.65% due 04/01/36	500,000	536,227
Southern Power Co.
5.25% due 07/15/43	570,000	526,979
Louisville Gas and Electric Co.
4.25% due 04/01/49	610,000	484,620

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 23.0% (continued)
Utilities - 0.8% (continued)
Alexander Funding Trust II
7.47% due 07/31/28[2]	450,000	$475,065
Total Utilities		16,187,810
Basic Materials - 0.2%
Anglo American Capital plc
5.75% due 04/05/34[2]	1,650,000	1,660,132
3.95% due 09/10/50[2]	970,000	717,779
2.63% due 09/10/30[2]	250,000	216,828
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	1,009,848
Southern Copper Corp.
7.50% due 07/27/35	510,000	580,748
Total Basic Materials		4,185,335
Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	2,000,000	1,953,926
Government - 0.1%
Amazon Conservation DAC
6.03% due 01/16/42[2]	1,000,000	996,500
Total Corporate Bonds
(Cost $521,404,200)		484,759,662

ASSET-BACKED SECURITIES†† - 22.0%
Collateralized Loan Obligations - 10.7%
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.01% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	8,900,000	8,971,369
2024-5A B, 7.86% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	3,000,000	3,076,020
LoanCore Issuer Ltd.
2021-CRE5 C, 6.86% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,2	7,500,000	7,558,393
2021-CRE6 C, 6.81% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	4,000,000	3,913,958
LCCM Trust
2021-FL3 AS, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,2	3,950,000	3,916,093
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	3,231,969	3,229,117
2021-FL2 C, 6.66% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,2	3,100,000	3,004,370
Octagon Investment Partners 49 Ltd.
2024-5A BR, 6.61% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,2	8,500,000	8,550,771
Madison Park Funding XLVIII Ltd.
2021-48A C, 6.88% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,2	4,000,000	4,010,047
2021-48A B, 6.33% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	4,007,496
Dryden 36 Senior Loan Fund
2020-36A CR3, 6.97% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,2	8,000,000	8,006,742
Cerberus Loan Funding XLV LLC
2024-1A A, 6.56% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,2	6,500,000	6,534,767
2024-1A B, 7.06% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,2	1,000,000	1,026,150
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.04% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,2	4,000,000	3,875,146
2021-FL6 C, 6.34% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,2	3,400,000	3,323,256
Palmer Square Loan Funding Ltd.
2021-3A C, 7.38% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,2	2,000,000	2,014,992
2023-2A A2, 6.93% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,2	1,500,000	1,504,743
2024-3A BR, 6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,2	1,500,000	1,503,075

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 10.7% (continued)
2023-2A B, 7.33% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,2	1,000,000	$1,004,102
2021-2A C, 7.18% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,2	1,000,000	1,001,224
Owl Rock CLO III Ltd.
2024-3A AR, 6.47% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	5,500,000	5,568,750
2024-3A BR, 6.97% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,2	1,250,000	1,280,279
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	6,500,000	6,507,931
Owl Rock CLO XVI LLC
2024-16A A, 6.62% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,2	5,000,000	5,029,970
2024-16A B, 7.12% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,2	1,000,000	1,026,177
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	4,000,000	4,015,242
2021-16A A2R2, 6.69% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,2	2,000,000	2,040,401
FS Rialto
2021-FL2 A, 5.73% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,2	3,728,863	3,722,115
2021-FL3 C, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,2	2,000,000	1,974,129
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	4,250,000	4,260,548
2021-2A C, 7.77% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,2	1,250,000	1,251,259
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.13% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,2	3,750,000	3,772,828
2023-3A B, 8.00% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,2	1,250,000	1,281,252
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 6.57% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,2	3,000,000	3,024,352
2024-9A CR, 7.02% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,2	2,000,000	2,025,394
Cerberus Loan Funding XL LLC
2023-1A A, 7.06% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	4,500,000	4,507,448
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.72% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,2	3,250,000	3,255,989
2021-9A A1TR, 6.47% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,2	1,000,000	1,002,010
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	4,194,249	4,205,154
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.61% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	3,000,000	3,050,171
2024-3A A, 6.41% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,2	1,000,000	1,005,147

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 10.7% (continued)
ACRES Commercial Realty Ltd.
2021-FL1 AS, 6.10% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,2	2,000,000	$1,988,088
2021-FL2 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,2	2,000,000	1,982,993
BSPDF Issuer Ltd.
2021-FL1 C, 6.76% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,2	4,000,000	3,872,808
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	3,750,000	3,795,030
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	3,750,000	3,750,722
VOYA CLO
2021-2A A2AR, 6.57% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 06/07/30◊,2	2,550,000	2,554,571
2024-2A B, 6.81% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,2	1,000,000	1,007,356
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.30% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,2	2,000,000	2,029,837
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,2	1,500,000	1,511,243
Cerberus Loan Funding XXXIII, LP
2021-3A B, 6.76% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,2	2,000,000	2,000,825
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,250,000	1,253,926
Owl Rock CLO II Ltd.
2021-2A ALR, 6.43% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,2	3,000,000	3,005,432
Golub Capital Partners CLO 54M LP
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,500,000	1,501,873
2021-54A B, 6.67% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,2	1,500,000	1,500,894
Golub Capital Partners CLO 31M Ltd.
2024-31A A1RR, 6.21% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 11/05/37◊,2	1,750,000	1,758,749
2024-31A BRR, 6.46% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,2	1,000,000	1,013,111
Palmer Square CLO Ltd.
2024-4A BR, 6.32% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,2	1,450,000	1,459,659
2024-4A CR, 6.47% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,2	1,250,000	1,260,113
KREF Ltd.
2021-FL2 AS, 5.80% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	1,500,000	1,471,078
2021-FL2 C, 6.50% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	1,000,000	963,063
Owl Rock CLO XIX LLC
2024-19A A, 6.27% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/22/37◊,2	2,400,000	2,414,911
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.46% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,2	2,400,000	2,407,969

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 10.7% (continued)
Madison Park Funding LVIII Ltd.
2024-58A C, 7.08% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,2	1,000,000	$1,016,059
2024-58A B, 6.58% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,2	1,000,000	1,007,716
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.51% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,2	1,500,000	1,509,506
2024-2A B, 6.96% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,2	500,000	512,208
Owl Rock CLO I LLC
2024-1A ANR, 6.92% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,2	2,000,000	2,014,930
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 6.66% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,2	2,000,000	2,000,293
Sound Point CLO XXXI Ltd.
2021-3A B, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,2	2,000,000	1,999,560
MidOcean Credit CLO VII
2020-7A BR, 6.52% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,2	1,976,736	1,975,101
BRSP Ltd.
2021-FL1 C, 6.63% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,2	2,000,000	1,948,909
Canyon Capital CLO Ltd.
2018-1A A2R, 6.35% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,2	1,900,000	1,902,501
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	1,868,707	1,859,781
FS Rialto Issuer LLC
2024-FL9 AS, 6.46% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,2	1,800,000	1,795,567
KREF Funding V LLC
6.26% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	1,536,115	1,528,860
0.15% due 06/25/26†††,6	21,818,182	15,491
STWD Ltd.
2019-FL1 D, 6.86% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/38◊,2	1,459,000	1,446,311
Madison Park Funding Ltd.
2024-69A B, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,2	1,250,000	1,261,052
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	1,153,196	1,154,911
Owl Rock CLO XIII LLC
2023-13A B, 7.70% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,2	1,000,000	1,025,382
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.29% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,2	1,000,000	1,015,334
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.41% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,2	1,000,000	1,008,848
Owl Rock CLO X LLC
2023-10A A, 7.07% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,2	1,000,000	1,003,476
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.92% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,2	1,000,000	1,003,474

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 10.7% (continued)
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,000,000	$1,002,124
BSPRT Issuer Ltd.
2021-FL7 C, 6.81% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,2	1,000,000	1,001,261
BSPRT Issuer LLC
2024-FL11 B, 6.69% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	1,000,000	998,975
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.83% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	750,000	766,127
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.09% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,2	773,000	760,024
BXMT Ltd.
2020-FL2 A, 5.40% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,2	772,959	759,674
Wellfleet CLO Ltd.
2024-2A BR, 6.48% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,2	750,000	755,117
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[2,12]	1,000,000	696,767
Sound Point CLO XXIV
2021-3A B1R, 6.59% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,2	500,000	499,141
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.15% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	310,691	311,046
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	169,509	169,607
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28†††,2,12	162,950	466
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[11,12]	700,000	70
Babson CLO Ltd.
2014-IA SUB, due 07/20/25†††,2,12	650,000	65
Total Collateralized Loan Obligations		226,068,362
Whole Business - 2.2%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]	2,750,000	2,685,000
2024-1A, 6.51% due 07/30/54[2]	2,050,000	2,104,287
2024-1A, 6.27% due 07/30/54[2]	1,600,000	1,627,767
2024-1A, 6.03% due 07/30/54[2]	800,000	809,741
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	4,197,750	3,782,346
2019-1A, 3.88% due 10/25/49[2]	1,520,000	1,476,948
2024-1A, 6.17% due 01/25/54[2]	1,389,500	1,393,773
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	6,463,125	6,136,771
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[2]	2,176,417	2,099,710
2021-1A, 2.19% due 08/20/51[2]	2,220,413	1,961,404
2020-1A, 4.34% due 01/20/50[2]	956,667	890,771
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[2]	5,076,000	4,941,176
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	3,515,625	3,508,900
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[2]	3,771,840	3,436,855
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[2]	1,500,000	1,503,080
2020-1A, 2.84% due 12/05/50[2]	1,231,250	1,151,137
2022-1A, 3.73% due 03/05/52[2]	248,125	231,969
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	2,050,000	2,119,552

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount		Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Whole Business - 2.2% (continued)
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]		1,732,500	$1,702,021
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[2]		1,302,841	1,272,481
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]		1,184,375	1,167,358
Total Whole Business			46,003,047
Financial - 2.1%
Station Place Securitization Trust
2024-SP2, 6.15% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2		3,800,000	3,800,000
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2		3,800,000	3,800,000
2024-SP4, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2		3,000,000	3,000,000
2024-SP3, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2		1,500,000	1,500,000
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		4,668,064	4,619,904
KKR Core Holding Company LLC
4.00% due 08/12/31†††		4,601,046	4,160,350
Ceamer Finance LLC
6.79% due 11/15/39†††		2,200,000	2,200,000
6.92% due 11/15/37†††		1,662,449	1,661,118
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,530,486	3,639,960
Strategic Partners Fund VIII, LP
7.17% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		3,387,892	3,361,520
LVNV Funding LLC
7.80% due 11/05/28†††		2,900,000	3,007,792
Thunderbird A
5.50% due 03/01/37†††		2,940,667	2,709,826
Lightning A
5.50% due 03/01/37†††		2,931,778	2,701,635
HarbourVest Structured Solutions IV Holdings, LP
7.55% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,490,277	1,484,172
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	728,947	743,932
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		1,282,905	1,271,774
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		571,881	558,718
Nassau LLC
2019-1, 3.98% due 08/15/34[11]		491,959	456,333
Total Financial			44,677,034
Transport-Aircraft - 1.6%
AASET Trust
2024-1A, 6.26% due 05/16/49[2]		2,861,327	2,881,870
2021-2A, 2.80% due 01/15/47[2]		2,815,733	2,562,684
2021-1A, 2.95% due 11/16/41[2]		2,453,719	2,289,207
2020-1A, 3.35% due 01/16/40[2]		672,853	645,964
AASET Ltd.
2024-2A, 5.93% due 09/16/49[2]		3,931,052	3,907,531
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]		2,460,394	2,412,102
2021-1A, 2.43% due 06/15/46[2]		1,601,460	1,454,800
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]		4,179,837	3,840,864
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]		3,123,810	3,049,198
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]		2,791,920	2,550,194
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[2]		1,758,385	1,688,999

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Transport-Aircraft - 1.6% (continued)
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[2]	1,754,540	$1,686,030
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,364,660	1,282,822
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	1,329,340	1,270,917
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	983,225	963,577
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[2]	809,303	764,732
2017-1, 4.58% due 02/15/42[2]	60,353	59,509
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	564,022	528,663
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[2]	342,059	339,841
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[2]	279,803	273,547
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	247,902	235,507
Total Transport-Aircraft		34,688,558
Infrastructure - 1.5%
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[2]	3,000,000	3,026,995
2024-1A, 5.90% due 03/25/49[2]	1,250,000	1,270,652
2023-1A, 5.90% due 03/25/48[2]	1,000,000	1,008,588
2020-1A, 1.89% due 08/25/45[2]	1,000,000	979,589
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	2,500,000	2,401,215
2024-1A, 5.59% due 05/15/54[2]	2,350,000	2,353,462
2024-1A, 6.64% due 05/15/54[2]	1,250,000	1,270,006
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[2]	1,950,000	1,969,611
2021-1, 2.31% due 11/20/51[2]	2,000,000	1,890,387
2023-1A, 5.69% due 05/20/53[2]	1,005,000	1,010,465
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	4,000,000	3,989,955
2024-1A, 6.28% due 03/25/54[2]	800,000	811,469
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	3,350,000	3,184,628
SBA Tower Trust
1.84% due 04/15/27[2]	3,000,000	2,775,358
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[2]	1,366,000	1,333,983
2024-1A, 5.10% due 09/15/54[2]	1,100,000	1,079,540
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[2]	1,000,000	1,001,608
Total Infrastructure		31,357,511
Net Lease - 1.3%
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	2,687,109	2,672,482
2020-1, 2.28% due 07/15/60[2]	674,589	653,934
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	2,210,156	1,984,935
2020-1A, 4.95% due 02/15/50[2]	1,500,000	1,321,624
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	3,220,208	3,147,258
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	3,570,000	3,000,347
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[2]	2,486,458	2,396,613
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	2,416,662	2,346,067
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[2]	2,479,789	2,143,094
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[2]	1,227,865	1,173,860
2024-3A, 4.55% due 10/15/54[2]	697,813	651,794
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[2]	1,965,000	1,598,664

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Net Lease - 1.3% (continued)
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[2]	1,525,736	$1,356,213
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[2]	999,596	984,173
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	990,208	820,327
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[2]	498,333	501,632
Total Net Lease		26,753,017
Single Family Residence - 0.8%
Tricon Residential Trust
2021-SFR1, 2.34% due 07/17/38[2]	2,850,000	2,732,260
2023-SFR1, 5.10% due 07/17/40[2]	2,722,000	2,672,338
2023-SFR2, 5.00% due 12/17/40[2]	2,550,000	2,484,818
2024-SFR2, 5.70% due 06/17/40[2]	1,500,000	1,501,200
2024-SFR1, 4.75% due 04/17/41[2]	1,000,000	972,395
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	2,250,000	2,194,072
2020-SFR2, 4.00% due 10/19/37[2]	1,400,000	1,373,695
2020-SFR2, 4.50% due 10/19/37[2]	1,350,000	1,328,749
2020-SFR2, 3.37% due 10/19/37[2]	900,000	879,516
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[2]	907,764	810,500
2021-2, 2.40% due 12/17/26[2]	480,281	452,007
Total Single Family Residence		17,401,550
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	2,437,543	2,319,884
2021-2A, 2.23% due 04/20/46[2]	1,392,133	1,270,608
MC Ltd.
2021-1, 2.63% due 11/05/35[2]	2,796,082	2,577,685
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	2,595,313	2,571,158
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	1,466,667	1,281,062
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[2]	967,135	886,307
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[2]	652,531	576,688
Total Transport-Container		11,483,392
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	7,250,000	6,731,562
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[2]	1,000,000	946,194
Total Collateralized Debt Obligations		7,677,756
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	5,100,000	5,292,026
CHEST
7.13% due 03/15/43†††	950,000	967,161
Total Insurance		6,259,187
Unsecured Consumer Loans - 0.2%
Foundation Finance Trust
2024-1A, 5.95% due 12/15/49[2]	2,220,000	2,244,768
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	1,732,196	1,756,803
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[2]	920,694	917,557
Total Unsecured Consumer Loans		4,919,128
Asset Backed Securities - 0.2%
Akso Health Group
7.27% due 12/31/44	2,000,000	1,996,778
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	1,300,000	1,293,927
Total Asset Backed Securities		3,290,705
Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[2]	1,800,000	1,874,189

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Automotive - 0.2% (continued)
2024-1A, 5.85% due 06/20/30[2]	1,300,000	$1,308,127
Total Automotive		3,182,316
Total Asset-Backed Securities
(Cost $467,983,577)		463,761,563

SENIOR FLOATING RATE INTERESTS††,◊ - 1.5%
Industrial - 0.6%
AS Mileage Plan Ltd.
6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31	5,250,000	5,268,375
Summit Materials LLC
6.15% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/12/29	2,736,216	2,736,708
XPO, Inc.
6.45% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	2,475,000	2,479,851
United Rentals, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	1,488,750	1,499,544
SkyMiles IP Ltd.
8.37% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/20/27	625,516	635,974
Standard Industries, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	481,465	482,177
Total Industrial		13,102,629
Financial - 0.4%
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	5,227,543	5,239,410
Jefferies Finance LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	2,000,000	2,006,260
Eagle Point Holdings Borrower LLC
8.38% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	1,150,000	1,150,000
Total Financial		8,395,670
Consumer, Cyclical - 0.2%
Wyndham Hotels & Resorts, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	4,975,000	4,976,791
Utilities - 0.2%
NRG Energy, Inc.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,977,500	2,977,262
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/30/31	1,006,918	1,012,960
HAH Group Holding Co. LLC
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	259,303	258,979
Total Consumer, Non-cyclical		1,271,939
Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.33% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	363,895	363,894
Total Senior Floating Rate Interests
(Cost $30,956,474)		31,088,185

FEDERAL AGENCY BONDS†† - 0.8%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,8]	9,400,000	4,701,871
due 01/15/48[5,8]	9,700,000	2,800,477
due 01/15/38[8]	4,000,000	2,039,000
due 06/15/35[5,8]	1,583,000	943,444

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount		Value
FEDERAL AGENCY BONDS†† - 0.8% (continued)
due 12/15/42[5,8]		1,600,000	$622,685
Federal Farm Credit Bank
3.51% due 06/11/40		3,300,000	2,729,417
Tennessee Valley Authority
4.25% due 09/15/65		2,450,000	2,016,485
5.38% due 04/01/56		600,000	610,814
U.S. International Development Finance Corp.
due 01/17/26[8]		800,000	874,070
Total Federal Agency Bonds
(Cost $25,113,617)			17,338,263

MUNICIPAL BONDS†† - 0.3%
Texas - 0.1%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40		2,100,000	1,628,767
2.78% due 09/01/34		700,000	568,253
2.69% due 09/01/33		500,000	412,780
2.41% due 09/01/31		450,000	383,109
Total Texas			2,992,909
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47		1,180,000	1,245,285
2.68% due 02/01/39		1,200,000	895,514
Total California			2,140,799
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		388,889	390,930
Total Municipal Bonds
(Cost $6,524,898)			5,524,638

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 01/19/63		2,600,000	1,520,981
4.50% due 04/16/50		1,450,000	893,556
Total Foreign Government Debt
(Cost $4,200,768)			2,414,537

		Contracts/Notional Value
OTC OPTIONS PURCHASED††,13 - 0.1%
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $34,232,107)	EUR	21,609,000	342,126
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $34,232,106)	EUR	21,609,000	342,126
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $23,961,999)	EUR	15,126,000	240,173
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $12,050,703)	EUR	7,607,000	120,785
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $10,270,107)	EUR	6,483,000	102,938
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,984,952)	EUR	1,253,000	19,895
Total Foreign Exchange Options			1,168,043
Total OTC Options Purchased
(Cost $1,014,303)			1,168,043

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,13 - 0.0%
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.60% (Notional Value $55,857,040)	GBP	44,600,000	$229,875
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.48% (Notional Value $55,105,600)	GBP	44,000,000	134,300
Total Interest Rate Swaptions			364,175
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.48% (Notional Value $55,105,600)	GBP	44,000,000	218,826
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $55,857,040)	GBP	44,600,000	131,436
Total Interest Rate Swaptions			350,262
Total OTC Interest Rate Swaptions Purchased
(Cost $946,263)			714,437
Total Investments - 112.1%
(Cost $2,458,086,820)			$2,359,993,732

OTC INTEREST RATE SWAPTIONS WRITTEN,13 - (0.0)%
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 2.73% (Notional Value $55,105,600)	GBP	44,000,000	(66,935)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.10% (Notional Value $55,857,040)	GBP	44,600,000	(113,885)
Total Interest Rate Swaptions			(180,820)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.60% (Notional Value $55,857,040)	GBP	44,600,000	(188,791)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.23% (Notional Value $55,105,600)	GBP	44,000,000	(310,891)
Total Interest Rate Swaptions			(499,682)
Total OTC Interest Rate Swaptions Written
(Premiums received $830,810)			(680,502)
Other Assets & Liabilities, net - (12.1)%			(255,006,170)
Total Net Assets - 100.0%			$2,104,307,060

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	4,750,000	$(97,568)	$(100,672)	$3,104
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29		$49,214,557	(1,098,504)	(1,048,409)	(50,095)
								$(1,196,072)	$(1,149,081)	$(46,991)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)**
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$2,320,000	$(116,508)	$(145,321)	$28,813
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	2,320,000	(333,961)	(349,096)	15,135
						$(450,469)	$(494,417)	$43,948

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	$98,748,000	$559,718	$211	$559,507
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	526,396	211	526,185
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.32%	Annually	07/02/27	32,600,000	185,960	193	185,767
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	53,811,348	110,552	539	110,013
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	53,788,652	104,885	538	104,347
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.98%	Annually	02/06/27	70,000,000	(155,182)	332	(155,514)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	153,100,000	(206,788)	16,429	(223,217)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.90%	Annually	12/04/27	88,800,000	(402,736)	508	(403,244)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	43,670,000	(468,649)	375	(469,024)
								$254,156	$19,336	$234,820

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	EUR	Sell	3,890,000	4,083,886 USD	01/17/25	$50,854
Bank of America, N.A.	EUR	Sell	605,000	638,270 USD	02/27/25	9,925
Barclays Bank plc	EUR	Sell	372,000	392,213 USD	02/27/25	5,859
Citibank, N.A.	GBP	Sell	120,000	152,115 USD	01/17/25	1,892
Barclays Bank plc	GBP	Buy	47,000	59,573 USD	01/17/25	(736)
Bank of America, N.A.	GBP	Buy	66,000	83,753 USD	01/17/25	(1,130)
						$66,664

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.60%	10/31/25	3.60%	$55,857,040	$229,875
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.23%	10/28/25	3.23%	55,105,600	134,300
								$364,175
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.48%	10/28/25	4.48%	$55,105,600	$218,826
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	55,857,040	131,436
								$350,262

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	2.73%	10/28/25	2.73%	$55,105,600	$(66,935)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.10%	10/31/25	3.10%	55,857,040	(113,885)
								$(180,820)
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.60%	10/31/25	4.60%	$55,857,040	$(188,791)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.23%	10/28/25	4.23%	55,105,600	(310,891)
								$(499,682)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $781,518,768 (cost $808,656,352), or 37.1% of total net assets.
[3]	Rate indicated is the 7-day yield as of December 31, 2024.
[4]	Security is unsettled at period end and does not have a stated effective rate.
[5]	Security is a principal-only strip.
[6]	Security is an interest-only strip.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[8]	Zero coupon rate security.
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[10]	Perpetual maturity.
[11]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,163,127 (cost $1,286,899), or 0.1% of total net assets — See Note 6.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]	Swaptions – See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CDX.NA.HY.43,VI – Credit Default Swap North American High Yield Series 43 Index Version 1

CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1

plc — Public Limited Company

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$7,821	$—	$62		$7,883
Preferred Stocks	—	33,568,974	—	*	33,568,974
Warrants	58	—	26		84
Money Market Funds	24,728,826	—	—		24,728,826
Collateralized Mortgage Obligations	—	687,567,417	3,755,501		691,322,918
U.S. Government Securities	—	603,595,719	—		603,595,719
Corporate Bonds	—	440,630,887	44,128,775		484,759,662
Asset-Backed Securities	—	410,443,397	53,318,166		463,761,563
Senior Floating Rate Interests	—	29,938,185	1,150,000		31,088,185
Federal Agency Bonds	—	17,338,263	—		17,338,263
Municipal Bonds	—	5,524,638	—		5,524,638
Foreign Government Debt	—	2,414,537	—		2,414,537
Options Purchased	—	1,168,043	—		1,168,043
Interest Rate Swaptions Purchased	—	714,437	—		714,437
Credit Default Swap Agreements**	—	47,052	—		47,052
Interest Rate Swap Agreements**	—	1,485,819	—		1,485,819
Forward Foreign Currency Exchange Contracts**	—	68,530	—		68,530
Total Assets	$24,736,705	$2,234,505,898	$102,352,530		$2,361,595,133

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$680,502	$—	$680,502
Credit Default Swap Agreements**	—	50,095	—	50,095
Interest Rate Swap Agreements**	—	1,250,999	—	1,250,999
Forward Foreign Currency Exchange Contracts**	—	1,866	—	1,866
Total Liabilities	$—	$1,983,462	$—	$1,983,462

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$23,603,266	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	14,105,482	Yield Analysis	Yield	5.6%-7.6%	7.1%
Asset-Backed Securities	12,115,491	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	3,493,927	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	3,755,501	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	21,894,675	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	17,234,100	Yield Analysis	Yield	6.4%-9.4%	7.0%
Corporate Bonds	5,000,000	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	1,150,000	Yield Analysis	Yield	8.8%	—
Warrants	26	Model Price	Liquidation Value	—	—
Total Assets	$102,352,530

*	Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had no securities that transferred.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets							Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$47,319,570	$3,964,242	$40,070,150	$766,667	$26	$62	$92,120,717	$-
Purchases/(Receipts)	9,588,000	-	5,228,260	383,333	-	-	15,199,593	-
(Sales, maturities and paydowns)/Fundings	(2,853,009)	(7,138)	(138,748)	-	-	-	(2,998,895)	-
Amortization of premiums/discounts	2,895	(2,806)	815	-	-	-	904	-
Total realized gains (losses) included in earnings	13,576	-	-	-	-	-	13,576	-
Total change in unrealized appreciation (depreciation) included in earnings	(752,866)	(198,797)	(1,031,702)	-	-	-	(1,983,365)	-
Transfers into Level 3		-	-	-	-	-		-
Transfers out of Level 3	-	-	-	-	-	-	-	-
Ending Balance	$53,318,166	$3,755,501	$44,128,775	$1,150,000	$26	$62	$102,352,530	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$(752,866)	$(198,797)	$(1,031,702)	$-	$-	$-	$(1,983,365)	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54	7.38%	04/01/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
OBX Trust 2024-NQM15, 5.57% due 10/25/64	6.57%	10/01/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 0.5%
Industrial - 0.3%
API Heat Transfer Intermediate*,†††	2,105	$2,846,802
BP Holdco LLC*,†††,1	244,278	296,099
YAK BLOCKER 2 LLC*,†††	15,530	25,132
YAK BLOCKER 2 LLC*,†††	14,354	23,229
Vector Phoenix Holdings, LP*,†††	244,278	5,170
Targus, Inc.*,†††	12,773	226
Targus, Inc.*,†††	12,773	1
Total Industrial		3,196,659
Communications - 0.1%
Xplore Inc.*,††	114,139	570,695
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	20,157	493,847
Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	178	140,023
Energy - 0.0%
Permian Production Partners LLC*,†††	401,481	3,356
Total Common Stocks
(Cost $4,798,995)		4,404,580

EXCHANGE-TRADED FUNDS***,† - 2.8%
SPDR Blackstone Senior Loan ETF	602,210	25,130,223
Total Exchange-Traded Funds
(Cost $24,937,026)		25,130,223

MONEY MARKET FUND***,† - 2.9%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.30%[2]	26,122,091	26,122,091
Total Money Market Fund
(Cost $26,122,091)		26,122,091

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9%
Consumer, Cyclical - 18.0%
PetSmart LLC
8.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,143,625	6,112,907
Eagle Parent Corp.
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	6,199,688	6,070,858
American Tire Distributors, Inc.
11.86% (3 Month Term SOFR + 6.51%, Rate Floor: 7.26%) due 10/20/28†††	6,825,000	3,071,250
13.84% (1 Month Term SOFR + 1.50%, Rate Floor: 4.50%) (in-kind rate was 8.00%) due 02/24/25†††,3	2,181,894	2,203,713
11.43% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	545,238	507,071
10.82% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	272,619	253,536
Truck Hero, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	5,785,047	5,600,041
Congruex Group LLC
10.49% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	6,964,293	5,336,389
Restaurant Brands
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	5,302,351	5,270,324
Petco Health And Wellness Company, Inc.
7.84% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	5,179,248	5,021,177
Flutter Financing B.V.
6.08% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 11/30/30	4,959,900	4,967,340
Peer Holding III BV
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/28/30	3,741,725	3,760,434
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31	990,000	994,019
Alterra Mountain Co.
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	4,649,672	4,675,849
Cedar Fair LP
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	4,477,500	4,484,485
Grant Thornton Advisors LLC
due 05/30/31	2,425,211	2,423,223
7.61% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/02/31	2,024,090	2,022,430
CCRR Parent, Inc.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	7,345,399	4,248,065
Entain Holdings (Gibraltar) Ltd.
6.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27	2,633,256	2,639,287
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	1,592,000	1,595,311
Ontario Gaming GTA, LP
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	3,938,127	3,943,758
Thevelia US LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	3,895,815	3,915,294
Caesars Entertainment, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	2,408,558	2,409,305
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	1,398,250	1,397,663
Scientific Games Corp.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	3,687,615	3,693,146

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Consumer, Cyclical - 18.0% (continued)
BIFM CA Buyer, Inc.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/31/28		3,182,196	$3,212,427
due 05/31/28		407,288	410,343
Galaxy US Opco, Inc.
9.34% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/29/29		4,047,283	3,581,846
Prime Security Services Borrower LLC
6.77% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/13/30		2,271,806	2,285,221
6.52% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/30		1,287,644	1,289,652
Belron Finance US, LLC
7.27% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31		3,426,413	3,454,269
Paint Intermediate III LLC
7.52% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/11/31		3,200,000	3,212,000
Life Time, Inc.
7.03% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/22/31		3,185,000	3,193,759
Rent-A-Center, Inc.
7.34% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		3,020,201	3,020,201
AmSpec Parent LLC
due 12/11/31		2,938,137	2,952,828
Apro LLC
8.27% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31		2,643,375	2,666,505
TransNetwork LLC
9.08% (3 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 12/30/30†††		2,478,722	2,491,116
AlixPartners, LLP
6.97% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 02/04/28		2,455,495	2,462,665
Da Vinci Purchaser Corp.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 01/08/27		2,339,106	2,346,614
Crash Champions Inc.
9.27% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29		2,378,900	2,247,323
Packers Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		4,394,970	2,188,695
Seren BidCo AB
7.72% (3 Month SOFR + 3.15%, Rate Floor: 3.65%) due 11/16/28		2,134,000	2,146,889
Seaworld Parks & Entertainment, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 11/19/31		2,094,750	2,087,774
Clarios Global, LP
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30		2,036,296	2,042,405
Holding Socotec SAS
due 06/02/28		2,020,000	2,025,050
Match Group, Inc.
6.27% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/27		2,000,000	1,995,000
EG Finco Ltd.
7.18% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/07/28	EUR	1,706,122	1,769,375
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/07/28		138,385	139,827
due 02/07/28		70,000	70,538
Alexander Mann
10.67% (3 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		1,946,560	1,880,864
Sweetwater Sound
8.72% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28		1,871,780	1,876,459
First Brands Group LLC
9.85% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		1,878,386	1,759,428
Frontdoor, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/17/31		1,595,000	1,598,988

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Consumer, Cyclical - 18.0% (continued)
PCI Gaming Authority, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	1,570,600	$1,566,014
Bulldog Purchaser, Inc.
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 06/30/31	1,185,824	1,192,738
due 06/30/31	360,000	362,099
Go Daddy Operating Company LLC
6.11% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/09/29	1,428,888	1,431,025
AAL Delaware Holdco, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/30/31	1,386,525	1,394,331
Fertitta Entertainment LLC
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	1,376,462	1,380,426
Michaels Stores, Inc.
8.84% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/15/28	1,640,493	1,317,759
ImageFIRST Holdings LLC
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††	1,227,600	1,227,600
Mavis Tire Express Services TopCo Corp.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/04/28	1,151,714	1,158,198
American Trailer World Corp.
8.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/03/28	1,085,951	960,795
Station Casinos LLC
6.38% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	828,738	829,135
Dealer Tire LLC
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31	558,600	558,600
Hanesbrands, Inc.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/08/30†††	542,087	546,153
CHG Healthcare Services, Inc.
8.28% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/29/28	510,422	514,036
Hilton Worldwide Finance LLC
6.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/08/30	427,249	429,121
WW International, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750	357,210
SHO Holding I Corp.
11.17% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	261,960	259,985
16.57% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) (in-kind rate was 4.90%) due 06/30/29†††,3	95,214	83,788
Total Consumer, Cyclical		162,593,949
Industrial - 17.2%
Arcline FM Holdings, LLC
9.31% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	9,327,211	9,372,541
Pelican Products, Inc.
8.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	8,890,558	7,965,940
Hunter Douglas, Inc.
8.02% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	6,511,827	6,495,548
American Bath Group LLC
8.21% (3 Month Term SOFR + 3.85%, Rate Floor: 4.35%) due 11/23/27	6,178,227	6,009,005
Park River Holdings, Inc.
8.10% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	5,908,104	5,753,016
White Cap Supply Holdings LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	4,924,433	4,928,521
TransDigm, Inc.
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	3,191,169	3,195,477
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	1,526,175	1,528,556
Amentum Holdings, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	4,664,732	4,645,280
Michael Baker International LLC
9.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	4,629,604	4,644,094

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Industrial - 17.2% (continued)
Fugue Finance LLC
8.51% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/31/28		2,093,586	$2,110,167
8.26% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31		1,721,350	1,730,817
due 12/05/31		685,000	690,425
DXP Enterprises, Inc.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30		4,440,920	4,487,194
DG Investment Intermediate Holdings 2, Inc.
8.22% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28		4,449,717	4,484,959
Duran Group Holding GmbH
8.55% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 05/31/26†††	EUR	4,527,760	4,363,089
LBM Acquisition LLC
8.30% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31		4,241,023	4,199,079
AS Mileage Plan Ltd.
6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31		4,100,000	4,114,350
Engineered Machinery Holdings, Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/19/28		3,458,214	3,477,683
United Airlines, Inc.
6.63% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31		3,348,266	3,354,260
Aegion Corp.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28		3,298,303	3,318,093
Hobbs & Associates LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31		2,955,547	2,967,546
7.65% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31		295,555	296,755
Mirion Technologies, Inc.
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/20/28		3,065,287	3,073,901
Merlin Buyer, Inc.
9.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28		2,932,688	2,925,357
Protective Industrial Products, Inc.
8.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27		2,904,279	2,900,649
Mauser Packaging Solutions Holding Co.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27		2,749,905	2,766,597
Genesee & Wyoming, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31		2,683,275	2,675,359
Cube A&D Buyer, Inc.
8.13% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/17/31		2,550,000	2,562,750
Engineering Research And Consulting LLC
9.51% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††		2,550,000	2,524,500
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31†††		2,470,500	2,495,205
EMRLD Borrower, LP
6.93% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		2,448,965	2,456,190
Quikrete Holdings, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29		2,354,849	2,352,141
Foundation Building Materials Holding Company LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31		2,282,750	2,243,669
Anchor Packaging LLC
8.32% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29		2,224,425	2,239,718
Brown Group Holding LLC
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		2,001,459	2,007,403
7.00% ((1 Month Term SOFR + 2.50%) and (3 Month Term SOFR + 2.50%), Rate Floor: 3.00%) due 07/01/31		186,564	186,978

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Industrial - 17.2% (continued)
API Heat Transfer
12.66% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	1,372,793	$1,372,794
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27†††	794,551	794,551
STS Operating, Inc.
8.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	2,000,880	2,004,882
Artera Services LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,940,338	1,920,391
StandardAero
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/31/31	1,850,000	1,856,937
Jefferies Finance LLC
due 10/09/31	1,735,000	1,743,675
ASP Dream Acquisiton Co. LLC
8.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	1,690,170	1,700,733
Air Canada
6.34% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	1,647,550	1,652,707
Albion Financing 3 SARL
9.10% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/16/29	1,604,444	1,617,810
CPM Holdings, Inc.
9.05% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	1,560,265	1,509,993
Madison Safety & Flow LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/26/31	1,365,365	1,374,321
Bleriot US Bidco LLC
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/31/30	1,307,163	1,313,084
TricorBraun Holdings, Inc.
7.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	1,259,367	1,257,314
GFL Environmental, Inc.
6.61% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/03/31	1,236,900	1,238,248
ProAmpac PG Borrower LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,215,660	1,218,091
FCG Acquisitions, Inc.
8.22% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	1,166,977	1,173,395
Standard Industries, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	844,684	845,934
Savage Enterprises LLC
7.30% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 09/15/28	769,243	774,989
MI Windows And Doors LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	726,350	732,604
SiteOne Landscaping Supply Holding LLC
6.27% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 03/23/30	698,250	698,250
American Residential Services LLC
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/15/27†††	562,073	566,288
Osmose Utility Services, Inc.
7.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	478,901	479,202
Total Industrial		155,389,005
Consumer, Non-cyclical -14.1%
VC GB Holdings I Corp.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	7,195,804	7,190,263
National Mentor Holdings, Inc.
8.20% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	6,381,674	6,315,176
8.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	211,372	209,170
Bombardier Recreational Products, Inc.
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	6,353,967	6,354,857
Medical Solutions Parent Holdings, Inc.
8.19% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	9,052,117	6,349,064

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Consumer, Non-cyclical -14.1% (continued)
Weber-Stephen Products LLC
7.72% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	6,279,733	$6,250,281
Quirch Foods Holdings LLC
9.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,532,861	6,075,561
Dermatology Intermediate Holdings III, Inc.
8.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	5,110,554	4,919,726
PlayCore
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	4,809,745	4,850,339
HAH Group Holding Co. LLC
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	4,755,388	4,749,443
Agiliti
7.38% ((3 Month Term SOFR + 3.00%) and (6 Month Term SOFR + 3.00%), Rate Floor: 3.00%) due 05/01/30	4,534,646	4,443,953
TGP Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	4,534,352	4,409,159
Chefs' Warehouse, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	4,191,208	4,212,164
Midwest Veterinary Partners LLC
8.39% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	4,159,535	4,164,734
Froneri US, Inc.
6.36% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	4,161,561	4,162,310
Grifols Worldwide Operations USA, Inc.
6.74% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	4,105,658	4,084,103
Del Monte Foods, Inc.
14.62% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) (in-kind rate was 2.00%) due 08/02/28[3]	2,076,931	2,064,470
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/28	3,346,283	1,996,058
Outcomes Group Holdings, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	3,868,814	3,905,568
Hayward Industries, Inc.
6.97% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	3,537,336	3,551,697
Perrigo Investments LLC
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 04/20/29	3,141,690	3,147,188
Resonetics LLC
8.37% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31	3,002,218	3,018,009
CHG PPC Parent LLC
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	2,880,795	2,893,413
Topgolf Callaway Brands Corp.
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	2,714,400	2,699,688
Balrog Acquisition, Inc.
9.28% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	2,556,329	2,562,720
Elanco Animal Health, Inc.
6.40% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	2,515,167	2,510,841
Midwest Physician Administrative Services
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	2,461,777	2,323,007
Summit Behavioral Healthcare LLC
8.76% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28†††	2,664,793	2,131,835
Cambrex Corp.
7.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	2,083,573	2,080,593
Pacific Dental Services LLC
7.13% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	1,890,713	1,901,641
Hanger, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	1,807,300	1,823,114
Energizer Holdings, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	1,797,875	1,799,565

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Consumer, Non-cyclical -14.1% (continued)
Heritage Grocers Group LLC
11.18% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	1,877,666	$1,779,877
Blue Ribbon LLC
10.85% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,405,128	1,611,436
IVI America LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	1,494,520	1,503,860
Nomad Foods Ltd.
6.97% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	1,039,500	1,041,662
Aramark Services, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	997,468	1,001,957
Upstream Newco, Inc.
9.10% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26	723,750	596,435
Mamba Purchaser, Inc.
7.36% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/16/28	309,062	310,850
Total Consumer, Non-cyclical		126,995,787
Technology - 13.8%
CoreLogic, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	8,434,951	8,317,452
Athenahealth Group, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/15/29	6,004,832	6,011,257
Polaris Newco LLC
8.85% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	5,893,401	5,899,412
CACI International, Inc.
6.29% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/30/31	5,500,000	5,503,465
Boxer Parent Co., Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	5,119,864	5,157,699
Wrench Group LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	5,343,348	5,116,255
DCert Buyer, Inc.
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	5,134,211	4,919,241
Planview Parent, Inc.
8.10% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	4,763,568	4,801,295
Xerox Corp.
8.34% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	4,647,543	4,634,948
Ascend Learning LLC
7.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/11/28	4,574,379	4,594,415
Atlas CC Acquisition Corp.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	6,666,370	4,453,135
Conair Holdings LLC
8.22% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	4,891,328	4,380,380
Iron Mountain Information Management Services, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	4,324,090	4,317,344
Sabre GLBL, Inc.
9.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	3,296,299	3,204,267
10.46% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29	699,700	694,452
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	343,832	333,517
CCC Intelligent Solutions, Inc.
6.72% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 09/21/28	3,870,251	3,881,320
Taxware Holdings (Sovos Compliance LLC)
8.97% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,688,798	3,711,005
Cloud Software Group, Inc.
7.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/29/29	3,638,851	3,646,711
Pushpay USA, Inc.
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	3,224,175	3,240,296
Peraton Corp.
8.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/01/28	3,429,093	3,184,050

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Technology - 13.8% (continued)
Indicor LLC
7.19% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/29	3,024,208	$3,037,228
Azalea TopCo
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/30/31	2,943,324	2,948,858
RealPage, Inc.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/24/28	2,940,316	2,931,642
Modena Buyer LLC
8.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	2,644,415	2,553,738
Instructure Holdings, Inc.
7.52% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/12/31	2,531,602	2,538,716
DS Admiral Bidco LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	2,618,070	2,532,983
Blackhawk Network Holdings, Inc.
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	2,477,550	2,504,976
Zuora, Inc.
due 12/12/31	2,247,291	2,236,054
Central Parent LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	2,096,521	2,065,346
Project Ruby Ultimate Parent Corp.
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/10/28	1,094,550	1,098,425
7.72% (3 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 03/10/28	905,450	909,036
Epicor Software
7.11% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/30/31	1,895,338	1,907,374
Dye & Durham Corp.
8.43% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/11/31	1,431,964	1,445,683
World Wide Technology Holding Co. LLC
6.79% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	1,387,239	1,388,973
Gen Digital, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	1,237,578	1,232,591
Leia Finco US LLC
7.89% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	1,088,047	1,086,175
E2open LLC
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	847,806	850,985
Waystar Technologies, Inc.
due 10/22/29	816,290	818,674
Imprivata, Inc.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/01/27	633,827	636,996
Sabre GLBL, Inc.
10.46% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29†††	304,756	297,137
Total Technology		125,023,506
Financial - 12.2%
USI, Inc.
6.58% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/22/29	5,439,363	5,425,112
6.58% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/27/30	1,478,885	1,474,818
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	6,380,856	6,395,340
Apex Group Treasury LLC
8.96% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,386,250	3,414,830
9.08% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28	2,058,158	2,074,458
Nexus Buyer LLC
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	5,127,871	5,140,691
AmWINS Group, Inc.
6.72% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/19/28	5,009,557	5,022,281
Worldpay
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31	4,917,675	4,937,149
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28	4,777,995	4,771,449

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Financial - 12.2% (continued)
Orion Advisor Solutions, Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	4,139,907	$4,174,186
Asurion LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	3,938,189	3,924,130
Duff & Phelps
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	4,004,951	3,909,833
HighTower Holding LLC
8.07% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	3,826,024	3,840,371
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	3,674,924	3,657,872
Corpay, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	3,650,000	3,644,124
Trans Union LLC
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/24/31	3,267,540	3,260,384
Focus Financial Partners LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/15/31	3,214,348	3,241,252
Virtu Financial
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31	3,085,000	3,090,800
Franklin Square Holdings, LP
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/25/31	2,707,136	2,720,672
Tegra118 Wealth Solutions, Inc.
8.52% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	2,776,844	2,656,218
Eisner Advisory Group
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,520,771	2,544,189
Delos Aircraft Leasing
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/31/27	2,508,571	2,516,198
Alliant Holdings Intermediate LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	2,492,159	2,496,047
Ryan Specialty LLC
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 09/15/31	2,472,732	2,478,914
Harbourvest Partners LP
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	2,453,256	2,456,322
Jefferies Finance LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	2,380,000	2,387,449
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,096,986	2,345,525
Pex Holdings LLC
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/19/31	2,030,000	2,037,613
Starwood Property Mortgage LLC
due 12/12/29	2,006,601	1,999,077
Assetmark Financial Holdings, Inc.
7.08% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/05/31	1,800,000	1,805,058
Alter Domus
8.12% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/17/31	1,758,919	1,770,792
GIP Pilot Acquisition Partners, LP
7.09% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/04/30	1,598,989	1,606,984
CPI Holdco B LLC
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	1,610,963	1,606,355
Aretec Group, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	1,599,323	1,605,656
Ardonagh Midco 3 plc
8.51% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/15/31	1,532,912	1,540,577
FleetCor Technologies Operating Company LLC
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	1,500,000	1,504,267

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Financial - 12.2% (continued)
Franchise Group, Inc.
13.60% (1 Month Term SOFR + 9.00%, Rate Floor: 10.00%) due 04/30/25†††		1,034,412	$1,034,412
Total Financial			110,511,405
Communications - 6.8%
CSC Holdings LLC
8.90% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28		6,643,739	6,503,489
Virgin Media Bristol LLC
7.01% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28		6,016,233	5,968,584
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28		5,898,726	5,909,815
McGraw Hill LLC
8.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/06/31		5,416,181	5,472,617
SBA Senior Finance II LLC
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31		5,030,303	5,028,593
Zayo Group Holdings, Inc.
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27		3,890,000	3,643,957
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,148,468	1,073,335
Speedster Bidco GMBH
due 10/17/31		4,214,142	4,221,180
Altice France SA
10.16% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28		4,868,205	3,893,347
Charter Communications Operating LLC
6.59% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30		3,217,500	3,205,788
Level 3 Financing, Inc.
10.92% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/30		1,298,730	1,322,107
10.92% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/29		1,289,271	1,312,800
Playtika Holding Corp.
7.22% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28		2,591,009	2,595,595
Midcontinent Communications
6.90% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31		2,493,750	2,504,673
Cengage Learning, Inc.
7.96% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31		2,339,550	2,348,955
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31		2,024,633	1,639,953
9.47% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[3]		565,050	555,162
LCPR Loan Financing LLC
8.26% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/16/28		1,848,896	1,652,451
UFC Holdings LLC
6.77% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31		1,425,000	1,431,156
UPC Broadband Holding BV
7.44% (1 Month Term SOFR + 2.93%, Rate Floor: 2.93%) due 01/31/29		1,216,614	1,221,590
Total Communications			61,505,147
Basic Materials - 3.5%
Arsenal AIC Parent LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30		4,961,936	4,997,910
CTEC III GmbH
6.41% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	4,607,000	4,757,177
Discovery Purchaser Corp.
8.95% (3 Month Term SOFR + 4.36%, Rate Floor: 4.86%) due 10/04/29		3,721,517	3,738,264
NIC Acquisition Corp.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		3,528,762	3,147,938
Illuminate Buyer LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 12/31/29		2,859,367	2,884,844
LSF11 A5 HoldCo LLC
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/15/28		2,514,680	2,527,254

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 89.9% (continued)
Basic Materials - 3.5% (continued)
Platform Specialty Products
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 12/18/30	2,336,444	$2,338,103
Vantage Specialty Chemicals, Inc.
9.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	2,229,500	2,196,057
Nouryon USA LLC
7.66% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/03/28	1,341,475	1,355,454
Trinseo Materials Operating S.C.A.
7.28% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,544,000	1,012,293
SCIH Salt Holdings, Inc.
7.57% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/16/27	870,000	871,418
TPC Group, Inc.
10.11% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/22/31	790,000	785,063
GrafTech Finance, Inc.
due 11/04/29	670,035	670,035
A-AP Buyer, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/31	650,000	654,062
Total Basic Materials		31,935,872
Energy - 2.7%
BANGL LLC
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	4,119,422	4,143,892
Par Petroleum LLC
8.33% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,600,383	3,586,881
AL GCX Holdings LLC
7.26% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/17/29	3,486,860	3,501,679
TransMontaigne Operating Company, LP
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/17/28	2,527,716	2,546,269
WhiteWater DBR HoldCo LLC
6.63% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/03/31	1,860,338	1,867,891
ITT Holdings LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30	1,782,505	1,790,972
CVR Energy, Inc.
due 12/30/27	1,690,000	1,690,000
Traverse Midstream Partners LLC
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/16/28	1,626,172	1,632,270
Buckeye Partners, LP
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/22/30	821,378	821,468
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/01/26	699,625	699,234
Bip PipeCo Holdings LLC
6.84% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	1,279,044	1,281,602
Permian Production Partners LLC
12.47% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25[3]	492,718	487,790
Total Energy		24,049,948
Utilities - 1.6%
Calpine Construction Finance Company, LP
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	4,965,050	4,949,857
UGI Energy Services LLC
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	4,088,962	4,103,437
NRG Energy, Inc.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,692,829	2,692,614
TerraForm Power Operating LLC
6.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	2,533,582	2,535,685
Total Utilities		14,281,593
Total Senior Floating Rate Interests
(Cost $833,797,367)		812,286,212

CORPORATE BONDS†† - 4.0%
Consumer, Non-cyclical -1.4%
Sotheby's
7.38% due 10/15/27[4]	2,875,000	2,842,957
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,694,733
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,643,353
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,600,657
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,485,891

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 4.0% (continued)
Consumer, Non-cyclical -1.4% (continued)
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	$573,836
Total Consumer, Non-cyclical		12,841,427
Communications - 1.0%
VZ Secured Financing B.V.
5.00% due 01/15/32[4]	3,500,000	3,095,602
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,134,727
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,537,772
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	1,583,000	1,432,298
Level 3 Financing, Inc.
11.00% due 11/15/29[4]	899,070	1,011,381
Total Communications		9,211,780
Industrial - 0.7%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,777,343
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]	2,120,000	1,886,800
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,411,193
Total Industrial		6,075,336
Consumer, Cyclical - 0.5%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,633,399
Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,913,888
Mirabela Nickel Ltd.
due 06/24/19†††,5,6	1,279,819	6,399
Total Basic Materials		1,920,287
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,753,521
Total Corporate Bonds
(Cost $42,098,077)		36,435,750

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Residential Mortgage-Backed Securities - 0.9%
RALI Series Trust
2006-QO6, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,280,463
2006-QO2, 4.89% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	72,075
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 5.64% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,023,902	1,647,255
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.67% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,394,234	1,135,856
American Home Mortgage Assets Trust
2006-4, 4.91% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	2,099,664	1,112,439
Lehman XS Trust Series
2006-16N, 4.83% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,109,458	967,465
Nomura Resecuritization Trust
2015-4R, 3.10% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	345,021	331,909
Alliance Bancorp Trust
2007-OA1, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	321,859	274,667
Morgan Stanley Re-REMIC Trust
2010-R5, 3.50% due 06/26/36	193,469	180,853
GSAA Home Equity Trust
2007-7, 4.99% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	63,561	60,277
New Century Home Equity Loan Trust
2004-4, 5.25% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	39,292	40,970
Total Residential Mortgage-Backed Securities		8,104,229
Total Collateralized Mortgage Obligations
(Cost $11,621,830)		8,104,229

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Loan Obligations - 0.0%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	$181,801
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	2,796
Total Collateralized Loan Obligations		184,597
Total Asset-Backed Securities
(Cost $0)		184,597
Total Investments - 101.0%
(Cost $943,375,386)		$912,667,682
Other Assets & Liabilities, net - (1.0)%		(8,846,688)
Total Net Assets - 100.0%		$903,820,994

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	13,897,000	14,588,132 USD	01/17/25	$180,153
Toronto-Dominion Bank	EUR	Buy	235,000	244,841 USD	01/17/25	(1,201)
						$178,952

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2024.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $32,527,400 (cost $36,702,199), or 3.6% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,399 (cost $1,160,811), or less than 0.1% of total net assets — See Note 6.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$493,847	$570,695	$3,340,038	$4,404,580
Exchange-Traded Funds	25,130,223	—	—	25,130,223
Money Market Fund	26,122,091	—	—	26,122,091
Senior Floating Rate Interests	—	773,393,677	38,892,535	812,286,212
Corporate Bonds	—	36,429,351	6,399	36,435,750
Collateralized Mortgage Obligations	—	8,104,229	—	8,104,229
Asset-Backed Securities	—	184,597	—	184,597
Forward Foreign Currency Exchange Contracts**	—	180,153	—	180,153
Total Assets	$51,746,161	$818,862,702	$42,238,972	$912,847,835

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,201	$—	$1,201
Unfunded Loan Commitments (Note 5)	—	—	18,195	18,195
Total Liabilities	$—	$1,201	$18,195	$19,396

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$3,288,094	Enterprise Value	Valuation Multiple	2.6x-8.8x	4.9x
Common Stocks	51,944	Model Price	Liquidation Value	—	—
Corporate Bonds	6,399	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	35,620,810	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,167,345	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	760,607	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	343,773	Yield Analysis	Yield	10.8%-15.1%	12.0%
Total Assets	$42,238,972
Liabilities:
Unfunded Loan Commitments	$18,195	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had securities with a total value of $9,559,763 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $9,186,864 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$6,399	$35,335,387	$3,525,308	$38,867,094	$(20,064)
Purchases/(Receipts)	-	6,425,907	-	6,425,907	(162,309)
(Sales, maturities and paydowns)/Fundings	-	(2,009,240)	(563)	(2,009,803)	127,799
Amortization of premiums/discounts	-	121,462	-	121,462	87,558
Total realized gains (losses) included in earnings	-	17,810	(190)	17,620	(43,893)
Total change in unrealized appreciation (depreciation) included in earnings	-	(1,371,690)	(184,517)	(1,556,207)	(7,286)
Transfers into Level 3	-	9,559,763	-	9,559,763	-
Transfers out of Level 3	-	(9,186,864)	-	(9,186,864)	-
Ending Balance	$6,399	$38,892,535	$3,340,038	$42,238,972	$(18,195)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$-	$(4,116,868)	$(184,728)	$(4,301,596)	$(16,798)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24
Common Stocks
BP Holdco LLC*	$296,099	$–	$–	$–	$–	$296,099	244,278

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 0.3%
Consumer, Non-cyclical - 0.3%
Endo, Inc.*	22,743	$557,203
Save-A-Lot*,†††	797,632	80
Endo Guc Trust — Class A*,†††	13,040	1
Total Consumer, Non-cyclical		557,284
Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	28,741
YAK BLOCKER 2 LLC*,†††	6,243	10,102
YAK BLOCKER 2 LLC*,†††	5,770	9,337
Vector Phoenix Holdings, LP*,†††	23,711	502
Targus, Inc.*,†††	12,825	227
Total Industrial		48,909
Energy - 0.0%
Legacy Reserves, Inc.†††	3,452	13,808
Permian Production Partners LLC*,†††	57,028	477
Total Energy		14,285
Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	1,210,000	121
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	950,000	95
Avison Young (Canada), Inc.*,††	132	33
Total Financial		249
Total Common Stocks
(Cost $522,879)		620,727

PREFERRED STOCKS† - 1.2%
Financial - 1.0%
Citigroup, Inc.
7.63%††	775,000	807,421
American National Group, Inc.
8.37%	21,500	541,800
Goldman Sachs Group, Inc.
7.50%††	475,000	500,973
Avison Young (Canada), Inc.	185,779	51,089
Total Financial		1,901,283
Energy - 0.2%
Venture Global LNG, Inc.
9.00%††,3	475,000	496,633
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	2
Total Preferred Stocks
(Cost $2,787,805)		2,397,918

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	4	–
Total Warrant
(Cost $9)		–

MONEY MARKET FUND***,† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[4]	4,414,568	4,414,568
Total Money Market Fund
(Cost $4,414,568)		4,414,568

	Face Amount~
CORPORATE BONDS†† - 81.6%
Consumer, Cyclical - 15.5%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[3]	1,225,000	1,212,123
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[3]	475,000	475,723
6.75% due 05/15/28[3]	350,000	356,401
6.25% due 05/15/26[3]	325,000	324,919
Caesars Entertainment, Inc.
6.00% due 10/15/32[3]	700,000	674,918
8.13% due 07/01/27[3]	306,000	309,059
6.50% due 02/15/32[3]	150,000	150,677
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]	1,150,000	1,085,020
Wolverine World Wide, Inc.
4.00% due 08/15/29[3]	1,200,000	1,053,746
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]	1,100,000	1,052,627
Hanesbrands, Inc.
4.88% due 05/15/26[3]	1,050,000	1,033,697
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]	1,000,000	1,028,130
Life Time, Inc.
6.00% due 11/15/31[3]	1,025,000	1,014,756
Crocs, Inc.
4.25% due 03/15/29[3]	1,094,000	1,011,299
United Airlines, Inc.
4.63% due 04/15/29[3]	650,000	618,011
4.38% due 04/15/26[3]	325,000	319,559
Wabash National Corp.
4.50% due 10/15/28[3]	1,025,000	935,966
Scotts Miracle-Gro Co.
4.38% due 02/01/32	1,050,000	916,757
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[3]	875,000	899,491
Velocity Vehicle Group LLC
8.00% due 06/01/29[3]	850,000	883,915
Air Canada
3.88% due 08/15/26[3]	850,000	825,869
Newell Brands, Inc.
6.38% due 09/15/27	500,000	501,725
5.70% due 04/01/26	280,000	279,881
International Game Technology plc
4.13% due 04/15/26[3]	750,000	737,387
Aramark Services, Inc.
5.00% due 02/01/28[3]	750,000	728,821
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[3]	450,000	470,583
6.75% due 03/15/28[3]	250,000	255,598

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 81.6% (continued)
Consumer, Cyclical - 15.5% (continued)
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]		800,000	$713,177
Amer Sports Co.
6.75% due 02/16/31[3]		675,000	683,861
ONE Hotels GmbH
7.75% due 04/02/31[3]	EUR	575,000	640,612
Station Casinos LLC
4.63% due 12/01/31[3]		700,000	627,054
Park River Holdings, Inc.
5.63% due 02/01/29[3]		675,000	582,433
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]		605,000	560,641
Advance Auto Parts, Inc.
5.90% due 03/09/26		550,000	553,814
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[3]		550,000	540,367
Penn Entertainment, Inc.
4.13% due 07/01/29[3]		579,000	519,193
Vail Resorts, Inc.
6.50% due 05/15/32[3]		500,000	505,609
Asbury Automotive Group, Inc.
5.00% due 02/15/32[3]		550,000	501,718
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]		475,000	499,998
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[3]		500,000	491,985
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]		458,000	481,566
AccorInvest Group S.A.
6.38% due 10/15/29[3]	EUR	425,000	463,231
Michaels Companies, Inc.
5.25% due 05/01/28[3]		600,000	453,006
Tempur Sealy International, Inc.
3.88% due 10/15/31[3]		425,000	370,785
Superior Plus, LP
4.25% due 05/18/28[3]	CAD	550,000	362,337
Sabre GLBL, Inc.
7.38% due 09/01/25[2]		320,000	313,600
9.25% due 04/15/25[2]		31,000	30,690
Papa John’s International, Inc.
3.88% due 09/15/29[3]		275,000	246,363
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[3]		200,000	197,004
Allison Transmission, Inc.
4.75% due 10/01/27[3]		200,000	193,811
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]		117,000	116,891
Total Consumer, Cyclical			29,806,404
Industrial - 12.7%
GrafTech Finance, Inc.
4.63% due 12/23/29[3]		2,500,000	2,013,750
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[3]		1,225,000	1,252,732
5.25% due 07/15/28[3]		675,000	652,072
Trinity Industries, Inc.
7.75% due 07/15/28[3]		1,725,000	1,790,088
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]		1,025,000	1,045,715
9.25% due 04/15/27[3]		500,000	505,850
Enviri Corp.
5.75% due 07/31/27[3]		1,575,000	1,498,357
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		1,525,000	1,414,533
TransDigm, Inc.
6.88% due 12/15/30[3]		925,000	938,759
6.38% due 03/01/29[3]		250,000	250,555
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]		1,076,000	1,075,385
Builders FirstSource, Inc.
6.38% due 06/15/32[3]		750,000	745,645
6.38% due 03/01/34[3]		200,000	197,387
4.25% due 02/01/32[3]		100,000	88,311
Techem Verwaltungsgesellschaft
5.38% due 07/15/29	EUR	875,000	935,527
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[3]		825,000	826,100
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]		800,000	755,660
Clearwater Paper Corp.
4.75% due 08/15/28[3]		750,000	708,285
Artera Services LLC
8.50% due 02/15/31[3]		725,000	698,807
Arcosa, Inc.
4.38% due 04/15/29[3]		700,000	652,245
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[3]		350,000	360,780
6.13% due 02/01/28[3]		250,000	250,832
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[3]		425,000	424,628
7.25% due 01/15/31[3]		175,000	185,690
Amsted Industries, Inc.
4.63% due 05/15/30[3]		375,000	352,731
5.63% due 07/01/27[3]		250,000	247,592
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[3]		575,000	575,051
Standard Industries, Inc.
4.38% due 07/15/30[3]		550,000	503,915

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 81.6% (continued)
Industrial - 12.7% (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[3]		500,000	$496,091
Howmet Aerospace, Inc.
5.95% due 02/01/37		475,000	491,256
Nidda Healthcare Holding
5.63% due 02/21/30	EUR	450,000	481,390
Calderys Financing LLC
11.25% due 06/01/28[3]		425,000	454,917
Hillenbrand, Inc.
6.25% due 02/15/29		425,000	424,724
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]		350,000	350,561
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[3]		300,000	319,792
Clean Harbors, Inc.
6.38% due 02/01/31[3]		225,000	226,525
EnerSys
6.63% due 01/15/32[3]		175,000	175,883
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[3]		175,000	175,820
Total Industrial			24,543,941
Consumer, Non-cyclical - 12.5%
CPI CG, Inc.
10.00% due 07/15/29[3]		1,650,000	1,762,890
Tenet Healthcare Corp.
6.75% due 05/15/31		675,000	681,913
4.38% due 01/15/30		625,000	580,504
Williams Scotsman, Inc.
7.38% due 10/01/31[3]		725,000	746,000
6.13% due 06/15/25[3]		350,000	348,687
HAH Group Holding Company LLC
9.75% due 10/01/31[3]		1,075,000	1,075,855
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		1,200,000	1,064,148
Carriage Services, Inc.
4.25% due 05/15/29[3]		1,075,000	978,777
TriNet Group, Inc.
7.13% due 08/15/31[3]		950,000	967,365
Upbound Group, Inc.
6.38% due 02/15/29[3]		989,000	961,414
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		1,200,000	960,000
Post Holdings, Inc.
4.63% due 04/15/30[3]		600,000	553,349
6.25% due 10/15/34[3]		350,000	340,949
Boost Newco Borrower LLC
7.50% due 01/15/31[3]		850,000	891,106
Medline Borrower, LP
5.25% due 10/01/29[3]		850,000	820,304
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	736,000	747,439
AMN Healthcare, Inc.
4.63% due 10/01/27[3]		775,000	736,302
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		778,000	704,707
Performance Food Group, Inc.
6.13% due 09/15/32[3]		700,000	699,968
Service Corporation International
5.75% due 10/15/32		425,000	412,243
3.38% due 08/15/30		325,000	284,375
Perrigo Finance Unlimited Co.
4.90% due 06/15/30		500,000	468,624
6.13% due 09/30/32		225,000	220,012
Belron UK Finance plc
5.75% due 10/15/29[3]		675,000	668,054
Sammontana Italia S.p.A.
6.97% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/15/31◊	EUR	625,000	650,839
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[3]		475,000	473,040
6.50% due 02/15/28[3]		175,000	177,303
Central Garden & Pet Co.
4.13% due 10/15/30		711,000	638,571
Grifols S.A.
4.75% due 10/15/28[3]		600,000	551,357
US Foods, Inc.
7.25% due 01/15/32[3]		500,000	517,457
Darling Ingredients, Inc.
5.25% due 04/15/27[3]		500,000	492,021
Brink’s Co.
6.75% due 06/15/32[3]		475,000	478,488
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[3]		450,000	449,748
Graham Holdings Co.
5.75% due 06/01/26[3]		400,000	398,267
IQVIA, Inc.
5.00% due 05/15/27[3]		395,000	387,583
Neogen Food Safety Corp.
8.63% due 07/20/30[3]		300,000	321,764
Block, Inc.
6.50% due 05/15/32[3]		250,000	252,413
Molina Healthcare, Inc.
6.25% due 01/15/33[3]		250,000	247,085
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[3]		225,000	227,373
WW International, Inc.
4.50% due 04/15/29[3]		690,000	137,721

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 81.6% (continued)
Consumer, Non-cyclical - 12.5% (continued)
Ingles Markets, Inc.
4.00% due 06/15/31[3]		75,000	$66,392
Total Consumer, Non-cyclical			24,142,407
Financial - 10.9%
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]		1,300,000	1,405,463
8.50% due 03/15/30[3]		200,000	210,360
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]		1,000,000	938,037
6.63% due 10/15/31[3]		600,000	599,049
Jane Street Group / JSG Finance, Inc.
6.13% due 11/01/32[3]		800,000	792,553
7.13% due 04/30/31[3]		475,000	488,142
Hunt Companies, Inc.
5.25% due 04/15/29[3]		1,225,000	1,161,115
United Wholesale Mortgage LLC
5.75% due 06/15/27[3]		675,000	666,734
5.50% due 04/15/29[3]		475,000	457,543
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]		1,100,000	1,089,136
OneMain Finance Corp.
4.00% due 09/15/30		750,000	666,572
3.88% due 09/15/28		375,000	345,578
Focus Financial Partners LLC
6.75% due 09/15/31[3]		1,000,000	996,026
Starwood Property Trust, Inc.
4.38% due 01/15/27[3]		550,000	531,762
7.25% due 04/01/29[3]		425,000	435,967
SLM Corp.
3.13% due 11/02/26		1,000,000	953,926
Ardonagh Finco Ltd.
7.75% due 02/15/31[3]		900,000	926,821
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]		724,000	630,819
4.00% due 10/15/33[3]		350,000	291,502
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]		1,000,000	920,371
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]		850,000	874,270
Encore Capital Group, Inc.
9.25% due 04/01/29[3]		600,000	639,242
Aretec Group, Inc.
10.00% due 08/15/30[3]		575,000	627,982
UWM Holdings LLC
6.63% due 02/01/30[3]		625,000	621,139
HUB International Ltd.
5.63% due 12/01/29[3]		375,000	363,732
7.38% due 01/31/32[3]		225,000	228,522
Kennedy-Wilson, Inc.
4.75% due 02/01/30		450,000	398,058
4.75% due 03/01/29		150,000	135,494
PennyMac Financial Services, Inc.
7.88% due 12/15/29[3]		325,000	340,503
7.13% due 11/15/30[3]		175,000	177,224
Hightower Holding LLC
9.13% due 01/31/30[3]		475,000	500,296
Ryan Specialty LLC
5.88% due 08/01/32[3]		475,000	469,985
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]		750,000	462,791
Sherwood Financing plc
8.36% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR	375,000	377,642
USI, Inc.
7.50% due 01/15/32[3]		300,000	310,262
Total Financial			21,034,618
Communications - 10.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32		2,250,000	1,935,366
4.25% due 01/15/34[3]		975,000	791,008
6.38% due 09/01/29[3]		425,000	421,367
Vmed O2 UK Financing I plc
4.25% due 01/31/31[3]		1,125,000	960,070
4.75% due 07/15/31[3]		850,000	730,726
7.75% due 04/15/32[3]		350,000	352,754
Altice France S.A.
5.13% due 07/15/29[3]		1,450,000	1,085,851
8.13% due 02/01/27[3]		900,000	729,631
5.50% due 10/15/29[3]		250,000	187,257
CSC Holdings LLC
3.38% due 02/15/31[3]		1,025,000	718,948
4.13% due 12/01/30[3]		975,000	700,404
4.63% due 12/01/30[3]		950,000	496,330
Level 3 Financing, Inc.
3.88% due 10/15/30[3]		1,250,000	997,625
11.00% due 11/15/29[3]		520,747	585,798
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]		775,000	775,059
5.75% due 08/01/28[3]		625,000	610,227
7.38% due 09/01/31[3]		100,000	102,337
AMC Networks, Inc.
4.25% due 02/15/29		1,750,000	1,373,696
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[3]		1,350,000	1,350,435
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]		1,200,000	1,088,472
Sirius XM Radio LLC
4.13% due 07/01/30[3]		800,000	698,198
5.50% due 07/01/29[3]		325,000	311,615
3.88% due 09/01/31[3]		50,000	41,839
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[3]		777,000	703,029
Match Group Holdings II LLC
4.63% due 06/01/28[3]		600,000	571,371

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 81.6% (continued)
Communications - 10.3% (continued)
VZ Secured Financing B.V.
5.00% due 01/15/32[3]		623,000	$551,017
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[3]		550,000	511,436
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]		300,000	276,678
Cogent Communications Group LLC
7.00% due 06/15/27[3]		100,000	100,481
Total Communications			19,759,025
Energy - 8.3%
ITT Holdings LLC
6.50% due 08/01/29[3]		1,875,000	1,716,447
Buckeye Partners, LP
6.88% due 07/01/29[3]		775,000	784,389
3.95% due 12/01/26		550,000	529,354
4.13% due 03/01/25[3]		275,000	274,263
Parkland Corp.
4.63% due 05/01/30[3]		925,000	849,063
4.50% due 10/01/29[3]		750,000	695,616
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26		1,500,000	1,491,088
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27		1,200,000	1,204,122
6.88% due 01/15/29		250,000	248,086
CVR Energy, Inc.
5.75% due 02/15/28[3]		1,179,000	1,086,416
8.50% due 01/15/29[3]		350,000	335,716
Viper Energy, Inc.
7.38% due 11/01/31[3]		1,015,000	1,062,645
Venture Global LNG, Inc.
9.50% due 02/01/29[3]		525,000	580,265
7.00% due 01/15/30[3]		400,000	405,992
EnLink Midstream LLC
5.38% due 06/01/29		925,000	924,969
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27		800,000	798,414
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]		600,000	630,801
NuStar Logistics, LP
5.63% due 04/28/27		610,000	605,561
Sunoco, LP
7.25% due 05/01/32[3]		500,000	516,490
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[3]		500,000	504,666
Expand Energy Corp.
5.38% due 02/01/29		425,000	418,646
Kinetik Holdings, LP
5.88% due 06/15/30[3]		350,000	344,506
Total Energy			16,007,515
Basic Materials - 6.4%
Carpenter Technology Corp.
6.38% due 07/15/28		825,000	825,125
7.63% due 03/15/30		650,000	665,681
INEOS Finance plc
6.75% due 05/15/28[3]		1,100,000	1,110,904
Ingevity Corp.
3.88% due 11/01/28[3]		1,150,000	1,051,392
Minerals Technologies, Inc.
5.00% due 07/01/28[3]		1,022,000	983,675
WR Grace Holdings LLC
4.88% due 06/15/27[3]		1,000,000	969,057
Novelis Corp.
4.75% due 01/30/30[3]		1,025,000	946,102
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]		950,000	930,437
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[3]		900,000	911,287
Compass Minerals International, Inc.
6.75% due 12/01/27[3]		875,000	861,786
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]		800,000	745,321
Alcoa Nederland Holding B.V.
6.13% due 05/15/28[3]		450,000	449,605
7.13% due 03/15/31[3]		275,000	284,181
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]		675,000	698,488
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]		725,000	639,088
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[3]		250,000	258,709
Mirabela Nickel Ltd.
due 06/24/19†††,2,5		278,115	1,390
Total Basic Materials			12,332,228
Technology - 3.8%
Dye & Durham Ltd.
8.63% due 04/15/29[3]		1,200,000	1,258,516
ACI Worldwide, Inc.
5.75% due 08/15/26[3]		1,000,000	998,197
Capstone Borrower, Inc.
8.00% due 06/15/30[3]		950,000	983,355
Dun & Bradstreet Corp.
5.00% due 12/15/29[3]		925,000	880,867
Cloud Software Group, Inc.
6.50% due 03/31/29[3]		800,000	785,234
TeamSystem S.p.A.
6.68% due 07/31/31	EUR	700,000	728,940
SS&C Technologies, Inc.
5.50% due 09/30/27[3]		600,000	594,247
Playtika Holding Corp.
4.25% due 03/15/29[3]		500,000	453,251

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 81.6% (continued)
Technology - 3.8% (continued)
NCR Voyix Corp.
5.13% due 04/15/29[3]		292,000	$279,371
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[3]		200,000	202,883
Amentum Holdings, Inc.
7.25% due 08/01/32[3]		200,000	201,513
Total Technology			7,366,374
Utilities - 1.0%
Terraform Global Operating, LP
6.13% due 03/01/26[3]		1,955,000	1,949,918
Consumer Cyclical - 0.2%
AccorInvest Group S.A.
5.50% due 11/15/31	EUR	250,000	264,125

Total Corporate Bonds
(Cost $162,777,418)			157,206,555

SENIOR FLOATING RATE INTERESTS††,◊ - 14.5%
Consumer, Cyclical - 3.1%
Crash Champions Inc.
9.27% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29		1,048,620	990,621
Alexander Mann
10.67% (3 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		946,862	914,906
CCRR Parent, Inc.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		1,517,980	877,893
AmSpec Parent LLC
due 12/11/31		616,872	619,956
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25		730,648	496,322
American Tire Distributors, Inc.
11.86% (3 Month Term SOFR + 6.51%, Rate Floor: 7.26%) due 10/20/28†††		902,367	406,065
13.84% (1 Month Term SOFR + 1.50%, Rate Floor: 5.84%) (in-kind rate was 8.00%) due 02/24/25†††,6		288,479	291,364
11.43% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††		72,089	67,042
10.82% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††		36,044	33,521
First Brands Group LLC
9.85% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		273,342	255,406
Accuride Corp.
11.93% (1 Month Term SOFR + 1.00%, Rate Floor: 6.06%) (in-kind rate was 5.87%) due 05/18/26[6]		505,081	240,545
Galaxy US Opco, Inc.
9.34% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/29/29		248,728	220,124
Holding Socotec SAS
due 06/02/28		200,000	200,500
Accuride Corp.
14.85% (1 Month Term SOFR + 10.00%, Rate Floor: 12.00%) due 01/23/25†††		170,823	162,689
14.61% (1 Month Term SOFR + 10.00%, Rate Floor: 12.00%) due 01/23/25†††		8,270	7,857
WW International, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28		491,625	106,191
TransNetwork LLC
9.08% (3 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 12/30/30†††		49,874	50,123
Total Consumer, Cyclical			5,941,125
Consumer, Non-cyclical - 3.0%
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28		843,900	834,052
Blue Ribbon LLC
10.85% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		967,366	648,135
Women’s Care Holdings, Inc.
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		646,600	614,271
PlayCore
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30		595,749	600,777
Lyons Magnus
11.34% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 05/10/27		601,471	582,927
Outcomes Group Holdings, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31		497,503	502,229
Midwest Physician Administrative Services
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28		496,903	468,893

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.5% (continued)
Consumer, Non-cyclical - 3.0% (continued)
IVI America LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	422,875	$425,518
TGP Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	360,214	350,268
Balrog Acquisition, Inc.
9.28% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	344,750	345,612
Moran Foods LLC
11.68% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	788,694	194,524
Florida Food Products LLC
9.59% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	218,813	184,350
Total Consumer, Non-cyclical		5,751,556
Industrial - 2.9%
Dispatch Terra Acquisition LLC
8.73% (3 Month Term SOFR + 4.40%, Rate Floor: 5.15%) due 03/27/28	1,158,605	1,101,636
Aegion Corp.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	677,828	681,895
Pelican Products, Inc.
8.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	639,363	572,870
Michael Baker International LLC
9.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	502,600	504,173
Engineering Research And Consulting LLC
9.51% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	475,000	470,250
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31†††	450,000	454,500
FCG Acquisitions, Inc.
8.22% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	417,222	419,517
STS Operating, Inc.
8.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	397,000	397,794
Arcline FM Holdings, LLC
9.31% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	272,227	273,550
Protective Industrial Products, Inc.
8.47% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	249,354	249,042
Osmose Utility Services, Inc.
7.72% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	198,972	199,097
MI Windows And Doors LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	174,125	175,624
Total Industrial		5,499,948
Technology - 2.4%
Pushpay USA, Inc.
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	625,000	628,125
Blackhawk Network Holdings, Inc.
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	497,500	503,007
Modena Buyer LLC
8.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	500,000	482,855
DS Admiral Bidco LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	498,750	482,541
Boxer Parent Co., Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	475,000	478,510
Xerox Corp.
8.34% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	438,462	437,273
Atlas CC Acquisition Corp.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	554,875	370,657
Cloud Software Group, Inc.
7.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/29/29	366,345	367,136
Dye & Durham Corp.
8.43% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/11/31	334,125	337,326

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 14.5% (continued)
Technology - 2.4% (continued)
Central Parent LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29		274,313	$270,234
Leia Finco US LLC
7.89% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31		200,000	199,656
Total Technology			4,557,320
Financial - 1.7%
Galaxy Bidco Ltd.
due 12/05/29	EUR	600,000	621,697
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29		591,556	588,811
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26		972,517	556,766
Asurion LLC
8.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28		426,742	426,743
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30		124,688	124,242
Avison Young (Canada), Inc.
12.65% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) due 03/12/29		217,257	168,917
10.70% (1 Month Term SOFR + 6.25%, Rate Floor: 8.25%) due 03/12/28		83,330	83,539
12.56% (1 Month Term SOFR + 1.50%, Rate Floor: 6.06%) (in-kind rate was 6.50%) due 03/12/29[6]		38,538	21,196
Ardonagh Midco 3 plc
8.51% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/15/31		250,000	251,250
Franchise Group, Inc.
13.60% (1 Month Term SOFR + 9.00%, Rate Floor: 10.00%) due 04/30/25†††		245,542	245,542
Saphilux SARL
7.93% ((3 Month Term SOFR + 3.50%) and (6 Month Term SOFR + 3.50%), Rate Floor: 4.00%) due 07/18/28		152,500	153,453
Aretec Group, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30		119,400	119,873
Total Financial			3,362,029
Basic Materials - 1.2%
GrafTech Finance, Inc.
due 11/04/29		790,136	790,136
Discovery Purchaser Corp.
8.95% (3 Month Term SOFR + 4.36%, Rate Floor: 4.86%) due 10/04/29		772,813	776,291
NIC Acquisition Corp.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		653,766	583,211
TPC Group, Inc.
10.11% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/22/31		200,000	198,750
Total Basic Materials			2,348,388
Energy - 0.2%
BANGL LLC
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		372,179	374,390
Permian Production Partners LLC
12.47% (1 Month Term SOFR + 6.00%, Rate Floor: 10.47%) (in-kind rate was 2.00%) due 11/24/25[6]		69,988	69,288
Total Energy			443,678
Total Senior Floating Rate Interests
(Cost $31,003,414)			27,904,044

ASSET-BACKED SECURITIES†† - 0.2%
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]		400,000	383,271
Total Asset-Backed Securities
(Cost $400,000)			383,271
Total Investments - 100.1%
(Cost $201,906,093)			$192,927,083
Other Assets & Liabilities, net - (0.1)%			(177,022)
Total Net Assets - 100.0%			$192,750,061

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	5,780,000	6,069,075 USD	01/17/25	$76,549
Barclays Bank plc	CAD	Sell	523,000	368,555 USD	01/17/25	4,476
Barclays Bank plc	EUR	Buy	610,000	634,631 USD	01/17/25	(2,202)
						$78,823

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $345,896 (cost $617,038), or 0.2% of total net assets — See Note 6.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $134,328,181 (cost $138,772,620), or 69.7% of total net assets.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
[5]	Security is in default of interest and/or principal obligations.
[6]	Payment-in-kind security.

CAD — Canadian Dollar

EUR — Euro

EURIBOR — European Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$557,203		$33	$63,491	$620,727
Preferred Stocks	541,800		1,856,116	2	2,397,918
Warrant	—	*	—	—	—
Money Market Fund	4,414,568		—	—	4,414,568
Corporate Bonds	—		157,205,165	1,390	157,206,555
Senior Floating Rate Interests	—		24,546,830	3,357,214	27,904,044
Asset-Backed Securities	—		383,271	—	383,271
Forward Foreign Currency Exchange Contracts**	—		81,025	—	81,025
Total Assets	$5,513,571		$184,072,440	$3,422,097	$193,008,108

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$2,202	$—	$2,202
Unfunded Loan Commitments (Note 5)	—	—	26,202	26,202
Total Liabilities	$—	$2,202	$26,202	$28,404

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$43,052	Enterprise Value	Valuation Multiple	2.6x-8.8x	3.1x
Common Stocks	20,439	Model Price	Liquidation Value	—	—
Corporate Bonds	1,390	Third Party Pricing	Trade Price	—	—
Preferred Stocks	2	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	2,899,438	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	263,252	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	194,524	Model Price	Liquidation Value	—	—
Total Assets	$3,422,097
Liabilities:
Unfunded Loan Commitments	$26,202	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had securities with a total value of $533,904 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,029,288 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$937,391	$2,151,745	$77,602	$2	$3,166,740	$(6,186)
Purchases/(Receipts)	-	1,043,645	-	-	1,043,645	(40,857)
(Sales, maturities and paydowns)/Fundings	-	(1,876)	(757)	-	(2,633)	29,524
Amortization of premiums/discounts	(342)	36,157	-	-	35,815	25,337
Total realized gains (losses) included in earnings	-	-	(4,377)	-	(4,377)	(10,610)
Total change in unrealized appreciation (depreciation) included in earnings	24,341	(337,073)	(8,977)	-	(321,709)	(23,410)
Transfers into Level 3	-	533,904	-	-	533,904	-
Transfers out of Level 3	(960,000)	(69,288)	-	-	(1,029,288)	-
Ending Balance	$1,390	$3,357,214	$63,491	$2	$3,422,097	$(26,202)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$-	$(684,377)	$(10,881)	$-	$(695,258)	$(24,671)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24
Common Stocks
BP Holdco LLC*	$28,741	$–	$–	$–	$–	$28,741	23,711

*	Non-income producing security.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCK† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	4,070	$19,943
Total Common Stock
(Cost $813,037)		19,943

PREFERRED STOCKS† - 0.4%
Financial - 0.4%
Wells Fargo & Co.††
3.90%	12,100,000	11,756,606
MetLife, Inc.††
3.85%	4,620,000	4,535,778
Markel Group, Inc.††
6.00%	4,085,000	4,077,353
American National Group, Inc.
8.37%	8,000	201,600
Total Financial		20,571,337
Total Preferred Stocks
(Cost $20,988,816)		20,571,337

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	19,663	177
Total Warrant
(Cost $45,531)		177

EXCHANGE-TRADED FUND***,† - 0.5%
iShares Core S&P 500 ETF	38,470	22,646,520
Total Exchange-Traded Fund
(Cost $22,937,353)		22,646,520

MUTUAL FUNDS† - 2.2%
Guggenheim Strategy Fund III[1]	1,378,136	34,370,702
Guggenheim Strategy Fund II1	1,351,430	33,583,044
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,339,716	33,430,562
Total Mutual Funds
(Cost $99,883,953)		101,384,308

MONEY MARKET FUNDS***,† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[2]	41,769,674	41,769,674
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.30%[2]	304,753	304,753
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[2]	298,108	298,108
Total Money Market Funds
(Cost $42,372,535)		42,372,535

	Face Amount~
CORPORATE BONDS†† - 31.7%
Financial - 17.8%
Athene Global Funding
5.43% (SOFR Compounded Index + 0.72%) due 01/07/25◊,3	30,000,000	30,001,419
1.99% due 08/19/28[3]	15,850,000	14,165,990
1.73% due 10/02/26[3]	14,700,000	13,922,796
5.68% due 02/23/26[3]	4,750,000	4,788,710
Goldman Sachs Group, Inc.
3.50% due 04/01/25	42,900,000	42,746,966
Societe Generale S.A.
1.79% due 06/09/27[3,4]	28,000,000	26,646,769
1.49% due 12/14/26[3,4]	10,500,000	10,133,126
Bank of America Corp.
3.95% due 04/21/25	36,390,000	36,290,050
AEGON Funding Company LLC
5.50% due 04/16/27[3]	35,000,000	35,304,581
Brighthouse Financial Global Funding
5.55% due 04/09/27[3]	34,500,000	34,797,427
Corebridge Financial, Inc.
3.50% due 04/04/25	26,460,000	26,365,355
Equitable Financial Life Global Funding
1.40% due 07/07/25[3]	15,000,000	14,753,704
1.80% due 03/08/28[3]	12,000,000	10,845,611
UBS AG/Stamford CT
2.95% due 04/09/25	24,565,000	24,443,360
Cooperatieve Rabobank UA
1.34% due 06/24/26[3,4]	15,000,000	14,743,417
1.98% due 12/15/27[3,4]	10,000,000	9,470,173
CNO Global Funding
5.88% due 06/04/27[3]	13,100,000	13,339,531
4.88% due 12/10/27[3]	8,650,000	8,610,673
JPMorgan Chase & Co.
1.47% due 09/22/27[4]	15,000,000	14,189,402
5.04% due 01/23/28[4]	7,600,000	7,628,158
Jackson National Life Global Funding
1.75% due 01/12/25[3]	15,000,000	14,987,515
5.60% due 04/10/26[3]	6,750,000	6,801,139
GA Global Funding Trust
4.40% due 09/23/27[3]	14,650,000	14,441,094
1.63% due 01/15/26[3]	7,300,000	7,049,103
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	25,600,000	21,064,308
LPL Holdings, Inc.
5.70% due 05/20/27	14,700,000	14,877,173
4.00% due 03/15/29[3]	4,450,000	4,214,356
4.63% due 11/15/27[3]	2,000,000	1,966,976
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	21,350,000	20,552,315
2.22% due 06/09/26[3,4]	400,000	394,829
Reliance Standard Life Global Funding II
5.24% due 02/02/26[3]	20,850,000	20,861,602
Credit Agricole S.A.
1.25% due 01/26/27[3,4]	17,950,000	17,237,446
1.91% due 06/16/26[3,4]	400,000	394,155

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 31.7% (continued)
Financial - 17.8% (continued)
Corebridge Global Funding
4.65% due 08/20/27[3]	9,500,000	$9,465,175
5.75% due 07/02/26[3]	7,250,000	7,352,623
Macquarie Group Ltd.
1.63% due 09/23/27[3,4]	16,750,000	15,829,742
FS KKR Capital Corp.
4.25% due 02/14/25[3]	7,600,000	7,586,528
2.63% due 01/15/27	7,400,000	7,004,124
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	14,200,000	14,129,975
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[3]	10,800,000	10,247,199
3.88% due 03/01/31[3]	4,100,000	3,572,317
F&G Global Funding
1.75% due 06/30/26[3]	14,250,000	13,560,346
CoStar Group, Inc.
2.80% due 07/15/30[3]	15,280,000	13,343,027
ABN AMRO Bank N.V.
1.54% due 06/16/27[3,4]	14,000,000	13,326,895
American National Group, Inc.
5.00% due 06/15/27	13,075,000	13,005,066
SLM Corp.
3.13% due 11/02/26	12,096,000	11,538,686
Nationwide Building Society
2.97% due 02/16/28[3,4]	11,300,000	10,811,209
Standard Chartered plc
5.69% due 05/14/28[3,4]	10,600,000	10,735,674
Iron Mountain, Inc.
4.88% due 09/15/27[3]	7,360,000	7,176,211
5.00% due 07/15/28[3]	3,085,000	2,982,018
CBS Studio Center
7.45% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/09/25◊,†††	10,000,000	9,982,304
ING Groep N.V.
1.73% due 04/01/27[4]	9,800,000	9,419,742
BPCE S.A.
1.65% due 10/06/26[3,4]	9,500,000	9,250,250
United Wholesale Mortgage LLC
5.50% due 11/15/25[3]	7,120,000	7,084,930
5.50% due 04/15/29[3]	275,000	264,893
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,326,626
Macquarie Bank Ltd.
5.27% due 07/02/27[3]	7,100,000	7,209,513
Apollo Management Holdings, LP
4.40% due 05/27/26[3]	7,115,000	7,058,172
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,724,848
7.13% due 03/15/26	50,000	50,898
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,867,130
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	5,662,000	5,640,505
PennyMac Financial Services, Inc.
5.38% due 10/15/25[3]	5,150,000	5,136,179
National Bank of Canada
5.60% due 07/02/27[4]	4,650,000	4,701,993
QTS Good News Facility
7.80% (3 Month Term SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊	4,471,454	4,471,454
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,390,492
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,319,567
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	4,300,000	4,033,561
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	3,613,000	3,612,768
Peachtree Corners Funding Trust
3.98% due 02/15/25[3]	3,450,000	3,442,668
Hunt Companies, Inc.
5.25% due 04/15/29[3]	3,250,000	3,080,509
AMC East Communities LLC
5.74% due 01/15/28[3]	1,484,927	1,489,307
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,361,987
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,200,097
Trinity Acquisition plc
4.40% due 03/15/26	881,000	874,807
Old Republic International Corp.
3.88% due 08/26/26	700,000	688,298
Equinix, Inc.
1.55% due 03/15/28	700,000	630,511
Assurant, Inc.
4.90% due 03/27/28	350,000	349,049
Morgan Stanley
3.77% due 01/24/29[4]	361,000	348,135
Belvoir Land LLC
5.03% due 12/15/25[3]	297,303	296,622
Total Financial		830,003,859
Consumer, Non-cyclical - 2.9%
Global Payments, Inc.
2.90% due 05/15/30	28,801,000	25,641,229
3.20% due 08/15/29	2,199,000	2,014,233
Humana, Inc.
4.50% due 04/01/25	16,650,000	16,626,119
GXO Logistics, Inc.
6.25% due 05/06/29	15,000,000	15,359,893

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 31.7% (continued)
Consumer, Non-cyclical - 2.9% (continued)
Element Fleet Management Corp.
5.64% due 03/13/27[3]	9,925,000	$10,068,123
6.27% due 06/26/26[3]	4,400,000	4,474,860
Laboratory Corporation of America Holdings
1.55% due 06/01/26	10,571,000	10,100,983
PRA Health Sciences, Inc.
2.88% due 07/15/26[3]	10,280,000	9,899,648
Block, Inc.
2.75% due 06/01/26	7,600,000	7,323,351
Danone S.A.
2.95% due 11/02/26[3]	6,952,000	6,732,272
Valvoline, Inc.
3.63% due 06/15/31[3]	7,434,000	6,337,327
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,743,911
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,202,334
3.56% due 08/15/27	527,000	509,925
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	4,306,000	4,275,841
IQVIA, Inc.
5.00% due 05/15/27[3]	2,300,000	2,256,811
HAH Group Holding Company LLC
9.75% due 10/01/31[3]	1,780,000	1,781,416
Triton Container International Ltd.
2.05% due 04/15/26[3]	1,800,000	1,724,829
Molina Healthcare, Inc.
4.38% due 06/15/28[3]	1,115,000	1,056,690
Avantor Funding, Inc.
4.63% due 07/15/28[3]	1,050,000	1,002,229
Smithfield Foods, Inc.
4.25% due 02/01/27[3]	350,000	342,274
Performance Food Group, Inc.
5.50% due 10/15/27[3]	100,000	99,155
Total Consumer, Non-cyclical		136,573,453
Industrial - 2.4%
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	11,339,217
4.88% due 07/15/26[3]	5,165,000	5,144,324
5.80% due 06/15/31[3]	2,500,000	2,544,623
Sealed Air Corp.
1.57% due 10/15/26[3]	16,450,000	15,473,271
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	13,690,000	13,639,180
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	12,600,000	12,001,758
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,760,804
2.40% due 04/01/28	3,900,000	3,519,477
3M Co.
2.65% due 04/15/25	8,263,000	8,207,798
Graphic Packaging International LLC
1.51% due 04/15/26[3]	6,500,000	6,193,013
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[3]	5,475,000	5,445,047
4.20% due 04/01/27[3]	500,000	491,692
Weir Group plc
2.20% due 05/13/26[3]	5,410,000	5,201,813
Penske Truck Leasing Company LP / PTL Finance Corp.
5.25% due 07/01/29[3]	4,750,000	4,767,107
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,647,586
GATX Corp.
3.85% due 03/30/27	2,900,000	2,833,439
3.50% due 03/15/28	200,000	190,941
Standard Industries, Inc.
4.75% due 01/15/28[3]	2,671,000	2,556,150
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,038,000	1,026,655
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]	800,000	799,543
Amsted Industries, Inc.
5.63% due 07/01/27[3]	425,000	420,906
4.63% due 05/15/30[3]	350,000	329,216
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[3]	275,000	276,928
6.50% due 03/15/27[3]	75,000	74,934
Enviri Corp.
5.75% due 07/31/27[3]	125,000	118,917
Total Industrial		113,004,339
Consumer, Cyclical - 2.4%
VF Corp.
2.40% due 04/23/25	23,000,000	22,749,252
LG Electronics, Inc.
5.63% due 04/24/27[3]	11,000,000	11,125,808
LG Energy Solution Ltd.
5.38% due 07/02/27[3]	9,650,000	9,677,952
Warnermedia Holdings, Inc.
6.41% due 03/15/26	8,050,000	8,053,209
United Airlines, Inc.
4.38% due 04/15/26[3]	8,125,000	7,988,978
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	8,536,104	7,702,307
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,612,301
AS Mileage Plan IP Ltd.
5.02% due 10/20/29[3]	6,720,000	6,545,766

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 31.7% (continued)
Consumer, Cyclical - 2.4% (continued)
Air Canada
3.88% due 08/15/26[3]	4,550,000	$4,420,826
Hyatt Hotels Corp.
5.75% due 04/23/30	4,320,000	4,411,041
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	4,300,000	4,318,179
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,268,719	2,125,230
3.00% due 10/15/28	1,401,791	1,307,484
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	3,334,000	3,313,053
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,553,339
5.70% due 04/01/26	966,000	965,588
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[3]	2,404,000	2,361,803
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,281,885
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	1,675,000	1,685,557
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	1,650,000	1,597,104
Advance Auto Parts, Inc.
5.90% due 03/09/26	514,000	517,565
Tempur Sealy International, Inc.
4.00% due 04/15/29[3]	375,000	345,542
Hilton Domestic Operating Company, Inc.
5.38% due 05/01/25[3]	300,000	298,555
Total Consumer, Cyclical		111,958,324
Technology - 1.9%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	21,435,130
3.25% due 02/15/29	810,000	746,182
Oracle Corp.
2.50% due 04/01/25	22,221,000	22,093,007
NetApp, Inc.
1.88% due 06/22/25	18,082,000	17,805,639
Infor, Inc.
1.75% due 07/15/25[3]	13,800,000	13,543,451
Microchip Technology, Inc.
5.05% due 02/15/30	11,000,000	10,923,715
Qorvo, Inc.
3.38% due 04/01/31[3]	1,200,000	1,026,302
4.38% due 10/15/29	963,000	903,133
Twilio, Inc.
3.63% due 03/15/29	994,000	914,137
NCR Voyix Corp.
5.13% due 04/15/29[3]	636,000	608,493
MSCI, Inc.
3.88% due 02/15/31[3]	379,000	346,992
Total Technology		90,346,181
Communications - 1.6%
Fox Corp.
3.05% due 04/07/25	45,864,000	45,643,978
Level 3 Financing, Inc.
3.88% due 10/15/30[3]	5,070,000	4,046,367
4.50% due 04/01/30[3]	2,277,000	1,887,982
11.00% due 11/15/29[3]	1,570,009	1,766,134
4.00% due 04/15/31[3]	2,150,000	1,693,125
NTT Finance Corp.
1.16% due 04/03/26[3]	7,598,000	7,275,458
Match Group Holdings II LLC
4.63% due 06/01/28[3]	4,775,000	4,547,158
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,740,726
Cogent Communications Group LLC
3.50% due 05/01/26[3]	2,680,000	2,594,877
CSC Holdings LLC
4.13% due 12/01/30[3]	250,000	179,591
AMC Networks, Inc.
4.25% due 02/15/29	225,000	176,618
Sirius XM Radio LLC
3.88% due 09/01/31[3]	75,000	62,758
Total Communications		72,614,772
Energy - 1.0%
NuStar Logistics, LP
5.75% due 10/01/25	11,504,000	11,502,005
Occidental Petroleum Corp.
5.00% due 08/01/27	6,100,000	6,102,897
5.50% due 12/01/25	5,000,000	5,013,942
HF Sinclair Corp.
6.38% due 04/15/27	8,593,000	8,719,547
BP Capital Markets plc
4.88% [4,5]	7,500,000	7,146,610
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	4,600,000	5,084,223
Buckeye Partners, LP
4.13% due 03/01/25[3]	1,600,000	1,595,714
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,003,000	1,026,513
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[3]	400,000	398,398
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	300,623

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 31.7% (continued)
Energy - 1.0% (continued)
Parkland Corp.
5.88% due 07/15/27[3]	80,000	$79,238
Total Energy		46,969,710
Utilities - 0.9%
Avangrid, Inc.
3.20% due 04/15/25	19,179,000	19,081,807
Terraform Global Operating, LP
6.13% due 03/01/26[3]	9,020,000	8,996,553
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	8,200,000	8,239,582
AES Corp.
3.30% due 07/15/25[3]	4,250,000	4,209,137
Total Utilities		40,527,079
Basic Materials - 0.7%
Anglo American Capital plc
2.25% due 03/17/28[3]	14,000,000	12,804,910
4.00% due 09/11/27[3]	750,000	729,538
5.38% due 04/01/25[3]	600,000	600,440
Kaiser Aluminum Corp.
4.63% due 03/01/28[3]	9,643,000	9,066,631
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	4,130,000	4,014,754
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[3]	3,675,000	3,688,119
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,145,174
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	140,000	134,750
Total Basic Materials		32,184,316
Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	4,800,000	4,744,509
Total Corporate Bonds
(Cost $1,515,338,538)		1,478,926,542

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0%
Government Agency - 17.2%
Uniform MBS 15 Year
due 02/01/25[6]	424,950,000	415,552,231
due 02/01/25[6]	113,550,000	112,954,998
Uniform MBS 30 Year
due 02/01/25[6]	50,872,498	49,080,565
due 03/01/25[6]	50,872,497	49,056,705
due 02/01/25[6]	46,170,000	45,546,243
Freddie Mac
5.50% due 02/01/53	35,322,521	35,044,357
6.00% due 08/01/54	21,272,465	21,560,115
5.00% due 06/01/53	18,767,551	18,194,087
5.00% due 02/01/53	16,329,869	15,832,182
Fannie Mae
5.00% due 08/01/53	7,359,506	7,120,584
6.50% due 04/25/49	6,834,986	6,939,395
5.00% due 06/01/53	2,532,001	2,448,416
Ginnie Mae
6.00% due 09/20/45	12,134,111	12,171,938
6.00% due 06/20/47	1,774,747	1,780,411
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,975,304	2,332,505
2.00% due 11/25/59	1,676,813	1,307,170
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	5,949,210	495,598
Total Government Agency		797,417,500
Residential Mortgage-Backed Securities - 10.9%
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,3	23,243,584	23,187,507
2021-RPL7, 4.19% (WAC) due 07/27/61◊,3	10,451,844	10,421,461
2021-RPL4, 4.80% (WAC) due 12/27/60◊,3	9,897,400	9,866,005
2021-NQM8, 2.41% (WAC) due 10/25/66◊,3	6,989,183	6,041,756
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	3,571,094	3,486,334
2020-NQM1, 2.41% due 05/25/65[3]	1,547,171	1,435,160
PRPM LLC
2021-5, 4.79% due 06/25/26[3,8]	17,038,481	16,962,663
2022-1, 3.72% due 02/25/27[3,8]	16,359,777	16,312,851
2021-8, 4.74% (WAC) due 09/25/26◊,3	7,529,771	7,492,959
2024-RPL2, 3.50% due 05/25/54[3]	4,284,865	4,100,363
2024-4, 6.41% due 08/25/29[3,8]	2,382,427	2,388,070
2021-RPL2, 2.49% (WAC) due 10/25/51◊,3	2,500,000	2,102,783
2024-6, 5.70% due 11/25/29[3,8]	1,949,356	1,949,552
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[3,8]	18,206,741	18,183,729
2021-GS4, 4.65% due 11/25/60[8]	15,161,579	15,161,762
2021-GS2, 4.75% due 04/25/61[3,8]	6,562,048	6,559,879
2021-GS5, 5.25% due 07/25/67[3,8]	4,210,349	4,199,461
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[3,8]	29,803,786	29,591,848
2022-SP1, 5.25% due 07/25/62[3,8]	8,545,546	8,477,725
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,8]	35,395,608	35,284,066

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage-Backed Securities - 10.9% (continued)
OBX Trust
2024-NQM5, 5.99% due 01/25/64[3,8]	17,900,882	$17,991,738
2024-NQM18, 5.66% due 10/25/64[3,8]	4,578,630	4,567,544
2024-NQM8, 6.23% due 05/25/64[3,8]	2,959,520	2,984,871
2024-NQM9, 6.28% due 01/25/64[8]	2,523,994	2,538,923
2024-NQM17, 5.86% due 11/25/64[8]	1,984,529	1,987,604
2022-NQM9, 6.45% due 09/25/62[3,8]	1,888,218	1,897,236
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,8]	17,718,905	17,589,205
2021-HE2, 5.42% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,3	1,205,669	1,202,197
2021-HE2, 5.62% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,3	1,107,134	1,104,510
2021-HE1, 5.52% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,3	915,349	906,950
2021-HE1, 5.42% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,3	687,289	685,296
2022-NQM3, due 07/25/62◊,3,6	659,366	655,054
Verus Securitization Trust
2021-4, 1.35% (WAC) due 07/25/66◊,3	5,327,109	4,430,090
2021-5, 1.37% (WAC) due 09/25/66◊,3	5,119,850	4,333,784
2020-5, 2.58% due 05/25/65[3]	3,310,490	3,205,608
2024-5, 6.45% due 06/25/69[8]	2,842,339	2,861,172
2021-3, 1.44% (WAC) due 06/25/66◊,3	3,111,434	2,629,598
2021-6, 1.89% (WAC) due 10/25/66◊,3	2,469,704	2,085,693
2020-1, 3.42% due 01/25/60[3]	471,092	461,612
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	16,357,895	15,014,853
2024-NQM1, 5.59% due 02/25/64[3,8]	2,250,000	2,252,590
FIGRE Trust
2024-HE6, 5.72% (WAC) due 12/25/54◊,3	5,450,000	5,453,406
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	3,183,622	3,243,405
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	2,634,173	2,616,280
2024-HE3, 5.94% (WAC) due 07/25/54◊,3	1,587,534	1,599,703
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,8]	10,339,198	10,341,135
2006-WF1, 4.94% due 03/25/36	3,277,085	1,570,849
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,3	4,396,437	4,292,942
2024-4, 4.38% (WAC) due 10/27/64◊,3	3,219,006	3,126,270
2018-2, 3.25% (WAC) due 03/25/58◊,3	2,006,666	1,971,544
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	980,483	990,241
2017-5, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,3	600,935	625,982
2018-1, 3.00% (WAC) due 01/25/58◊,3	235,837	230,712
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	10,208,310	9,271,606
2020-NQM1, 1.38% (WAC) due 09/27/60◊,3	1,558,754	1,456,956
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	10,566,480	9,575,671
ATLX Trust
2024-RPL2, 3.85% due 04/25/63[3,8]	9,846,928	9,418,157
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[3,8]	5,203,832	5,235,307
2021-6, 1.71% (WAC) due 09/25/66◊,3	2,313,864	1,888,139
2024-12, 5.86% due 10/25/69[3,8]	1,294,761	1,293,769
Home Equity Loan Trust
2007-FRE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	8,897,353	8,372,658

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage-Backed Securities - 10.9% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.41% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	8,125,649	$7,811,374
2006-BC4, 4.79% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	359,493	348,006
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,3	4,265,958	3,984,879
2018-1A, 4.00% (WAC) due 12/25/57◊,3	1,390,834	1,329,209
2019-6A, 3.50% (WAC) due 09/25/59◊,3	1,081,396	1,007,137
2017-5A, 5.95% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,3	389,704	396,103
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,8]	4,235,999	3,856,877
2024-RS2, 3.00% due 08/01/69[3,8]	2,450,000	2,264,033
Soundview Home Loan Trust
2006-OPT5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	5,764,140	5,534,742
2005-OPT3, 5.16% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	500,028	491,728
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,8]	5,473,063	5,514,986
Alternative Loan Trust
2007-OA7, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	3,992,234	3,712,342
2007-OH3, 5.03% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	1,932,469	1,730,735
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[3,8]	4,700,000	4,654,818
NovaStar Mortgage Funding Trust Series
2007-2, 4.65% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	4,753,330	4,614,217
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 4.70% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,253,070	2,118,235
2007-HE3, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	3,046,899	1,517,544
2007-HE5, 4.63% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,515,365	635,098
2006-NC1, 5.02% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	100,551	99,618
American Home Mortgage Investment Trust
2006-3, 4.81% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,052,034	4,129,922
BRAVO
2024-NQM6, 5.66% due 08/01/64[3,8]	3,677,371	3,661,213
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	3,750,000	3,644,225
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	3,651,536	3,638,842
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.66% (WAC) due 02/25/61◊,3	3,592,582	3,581,266
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[3,8]	2,044,047	2,055,059
2021-2, 2.38% (WAC) due 08/25/66◊	1,500,000	1,018,066
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	2,968,249	2,972,770

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage-Backed Securities - 10.9% (continued)
Vista Point Securitization Trust
2024-CES3, 5.68% due 01/25/55[3,8]	2,900,000	$2,904,533
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[8]	2,844,509	2,859,258
HarborView Mortgage Loan Trust
2006-14, 4.78% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,714,254	1,584,592
2006-12, 4.86% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,388,720	1,217,992
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 4.67% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,568,077	2,669,657
IXIS Real Estate Capital Trust
2006-HE1, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,492,387	2,315,312
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,3	1,830,297	1,507,356
2020-2, 1.64% (WAC) due 10/25/65◊,3	710,312	652,829
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	2,198,541	2,159,066
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.72% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	2,050,715	1,986,441
First NLC Trust
2005-4, 5.23% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	1,615,118	1,573,968
Banc of America Funding Trust
2015-R2, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,3	1,572,580	1,562,266
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	1,532,651	1,500,611
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,3	1,678,831	1,497,916
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.19% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	1,276,458	1,254,370
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	3,672,495	1,162,971
GSAA Home Equity Trust
2006-3, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,120,110	1,027,227
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.19% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	1,028,809	976,492
Lehman XS Trust Series
2006-16N, 4.83% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,117,028	974,067
Structured Asset Investment Loan Trust
2006-3, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	749,922	710,941
Long Beach Mortgage Loan Trust
2006-8, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,249,413	598,663

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage-Backed Securities - 10.9% (continued)
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.47% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	570,084	$549,047
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.03% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	556,580	534,921
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,3	424,746	405,977
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,3	328,931	322,629
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,3	256,071	241,371
Nomura Resecuritization Trust
2015-4R, 3.10% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	230,014	221,272
First Franklin Mortgage Loan Trust
2004-FF10, 5.73% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	182,505	179,066
Morgan Stanley Home Equity Loan Trust
2006-2, 5.01% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	85,327	85,065
Morgan Stanley Re-REMIC Trust
2010-R5, 3.50% due 06/26/36	34,395	32,152
Nationstar Home Equity Loan Trust
2007-B, 4.89% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	52	52
Total Residential Mortgage-Backed Securities		508,757,918
Commercial Mortgage-Backed Securities - 1.9%
BX Commercial Mortgage Trust
2021-VOLT, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	25,000,000	24,937,915
2022-LP2, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,3	11,410,000	11,367,212
2024-AIRC, 6.09% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	2,350,000	2,366,178
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.30% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,3	10,200,000	9,519,989
2016-JP2, 1.79% (WAC) due 08/15/49◊,7	28,516,501	474,147
BX Trust
2024-VLT4, 6.34% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	7,800,000	7,840,416
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,3	8,250,000	7,739,362
MHP
2022-MHIL, 5.66% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,3	7,292,911	7,251,889
Life Mortgage Trust
2021-BMR, 5.91% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,3	5,551,940	5,468,660

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Commercial Mortgage-Backed Securities - 1.9% (continued)
Extended Stay America Trust
2021-ESH, 6.21% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,3	3,523,163	$3,527,567
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.91% (WAC) due 07/15/50◊,7	21,422,417	364,824
2017-C42, 0.86% (WAC) due 12/15/50◊,7	13,874,852	288,145
2016-C37, 0.77% (WAC) due 12/15/49◊,7	23,096,866	253,832
2017-RB1, 1.19% (WAC) due 03/15/50◊,7	7,814,384	171,005
2015-LC22, 0.73% (WAC) due 09/15/58◊,7	17,494,853	47,065
2016-NXS5, 1.39% (WAC) due 01/15/59◊,7	4,392,013	44,028
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,7	29,693,633	474,092
2016-C4, 0.70% (WAC) due 12/15/49◊,7	32,446,440	323,566
2016-C2, 1.47% (WAC) due 06/15/49◊,7	6,077,506	76,904
2017-C5, 0.87% (WAC) due 03/15/50◊,7	2,955,110	36,122
BENCHMARK Mortgage Trust
2018-B2, 0.45% (WAC) due 02/15/51◊,7	84,684,607	895,209
DBJPM Mortgage Trust
2017-C6, 0.95% (WAC) due 06/10/50◊,7	43,084,018	761,807
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,7	28,778,749	664,907
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,7	17,478,190	566,570
2016-C6, 1.85% (WAC) due 01/15/49◊,7	5,839,929	80,231
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,7	21,037,491	447,724
2017-C5, 1.13% (WAC) due 11/15/50◊,7	9,426,899	195,922
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,7	28,532,622	449,400
2016-UB10, 1.72% (WAC) due 07/15/49◊,7	9,743,468	122,313
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,7	35,000,899	441,410
2015-CR24, 0.68% (WAC) due 08/10/48◊,7	48,536,027	59,491
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.77% (WAC) due 11/15/52◊,7	22,392,936	349,110
2015-C27, 0.85% (WAC) due 12/15/47◊,7	26,975,304	60,721
CGMS Commercial Mortgage Trust
2017-B1, 0.72% (WAC) due 08/15/50◊,7	19,414,516	295,879
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,7	13,110,132	282,668
CD Mortgage Trust
2017-CD6, 0.89% (WAC) due 11/13/50◊,7	11,174,012	204,665
2016-CD1, 1.34% (WAC) due 08/10/49◊,7	5,457,318	63,553
GS Mortgage Securities Trust
2017-GS6, 1.00% (WAC) due 05/10/50◊,7	10,789,885	194,616
BANK
2017-BNK6, 0.78% (WAC) due 07/15/60◊,7	11,733,393	185,850
Citigroup Commercial Mortgage Trust
2016-C2, 1.65% (WAC) due 08/10/49◊,7	5,823,754	98,800
2016-GC37, 1.64% (WAC) due 04/10/49◊,7	2,728,400	31,600
Total Commercial Mortgage-Backed Securities		89,025,364
Total Collateralized Mortgage Obligations
(Cost $1,423,125,530)		1,395,200,782

ASSET-BACKED SECURITIES†† - 23.9%
Collateralized Loan Obligations - 13.6%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	47,863,784	47,988,230
2021-1A A2R, 6.77% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,3	6,250,000	6,373,187

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.41% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,3	36,500,000	$36,545,614
Golub Capital Partners CLO 54M LP
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	29,000,000	29,036,212
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	24,250,000	24,254,666
2021-4A A2R, 6.68% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,3	3,650,000	3,650,806
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	27,650,000	27,755,363
BXMT Ltd.
2020-FL2 AS, 5.65% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	14,310,000	14,091,916
2020-FL2 A, 5.40% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	4,569,005	4,490,476
2020-FL3 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,3	4,500,000	4,427,422
2020-FL2 B, 5.90% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	2,000,000	1,963,088
2020-FL3 B, 6.65% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,3	2,000,000	1,941,159
Parliament CLO II Ltd.
2021-2A B, 6.48% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,3	22,250,000	22,255,438
2021-2A A, 6.13% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,3	1,659,434	1,661,219
2021-2A C, 7.33% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,3	500,000	500,572
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	23,000,000	23,028,065
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.33% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	22,000,000	22,041,230
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.01% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	20,000,000	20,160,380
Cerberus Loan Funding XL LLC
2023-1A A, 7.06% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	16,500,000	16,527,307
2023-1A B, 8.26% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,3	3,250,000	3,278,163
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	14,250,000	14,285,367
2021-2A B, 6.82% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,3	4,000,000	4,001,922
LCCM Trust
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	11,985,219	11,974,642
2021-FL2 B, 6.41% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,3	6,000,000	5,936,992
Palmer Square Loan Funding Ltd.
2021-3A B, 6.63% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,3	5,000,000	5,008,568

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
2022-1A A2, 6.25% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	5,000,000	$5,007,431
2021-2A B, 6.18% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,3	4,000,000	4,002,760
2023-2A A2, 6.93% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	2,000,000	2,006,325
BRSP Ltd.
2021-FL1 C, 6.63% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,3	10,000,000	9,744,546
2021-FL1 B, 6.38% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,3	6,400,000	6,233,391
ACRES Commercial Realty Ltd.
2021-FL1 B, 6.30% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 06/15/36◊,3	11,200,000	10,974,903
2021-FL1 C, 6.50% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,3	4,800,000	4,652,315
Fortress Credit BSL XV Ltd.
2024-2A AR, 6.03% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,3	15,000,000	15,037,854
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	11,500,000	11,536,115
2021-3A B, 6.76% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	2,250,000	2,250,929
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,3	8,848,877	8,806,611
2021-FL1 B, 6.09% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	3,750,000	3,674,661
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	12,250,000	12,397,097
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.72% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	11,500,000	11,521,192
FS Rialto
2021-FL3 B, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	7,500,000	7,428,233
2021-FL2 C, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,3	3,250,000	3,173,527
Owl Rock CLO II Ltd.
2021-2A ALR, 6.43% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	10,500,000	10,519,012
KREF
2021-FL2 B, 6.15% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,3	10,700,000	10,489,640
Cerberus Loan Funding XXXI, LP
2021-1A B, 6.82% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/15/32◊,3	9,568,119	9,572,173
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 6.57% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,3	8,250,000	8,316,968
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	8,000,000	8,016,992
LoanCore Issuer Ltd.
2021-CRE5 B, 6.51% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,3	7,900,000	7,803,506

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	7,734,850	$7,746,356
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.30% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,3	4,250,000	4,313,403
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,3	3,250,000	3,274,361
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	6,750,000	6,768,471
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.31% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,3	6,000,000	6,008,654
Fontainbleau Vegas
10.13% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	6,000,000	6,000,000
LCM XXIV Ltd.
2021-24A AR, 5.86% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,3	5,949,305	5,953,198
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 6.14% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,3	6,000,000	5,910,281
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.13% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	5,750,000	5,785,002
STWD Ltd.
2019-FL1 C, 6.46% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,3	3,200,000	3,179,841
2021-FL2 B, 6.29% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,3	2,187,000	2,115,098
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.46% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	5,150,000	5,167,101
Cerberus Loan Funding XLVII LLC
2024-3A A, 6.41% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,3	5,000,000	5,025,735
CIFC Funding Ltd.
2021-4A A1B2, 6.13% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,3	5,000,000	5,025,030
HGI CRE CLO Ltd.
2021-FL2 A, 5.51% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,3	2,995,263	2,977,264
2021-FL2 B, 6.01% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,3	2,000,000	1,981,694
BDS Ltd.
2021-FL9 C, 6.39% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,3	5,000,000	4,862,017
BSPRT Issuer Ltd.
2021-FL6 C, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,3	5,000,000	4,849,567
VOYA CLO
2021-2A BR, 7.07% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,3	4,500,000	4,512,296
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.28% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,3	4,000,000	4,007,688
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,3	2,200,000	2,182,739

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 13.6% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.15% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	2,050,560	$2,052,901
KREF Funding V LLC
6.26% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	1,920,143	1,911,074
0.15% due 06/25/26†††,7	27,272,727	19,364
Owl Rock CLO X LLC
2023-10A A, 7.07% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,3	1,250,000	1,254,345
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.59% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,3	1,227,976	1,222,516
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,9]	1,500,000	1,045,150
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	565,029	565,355
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,9]	325,901	932
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]	500,000	50
Total Collateralized Loan Obligations		632,061,668
Financial - 2.2%
Station Place Securitization Trust
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3	8,775,000	8,775,000
2024-SP2, 6.15% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	8,775,000	8,775,000
2024-SP4, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	5,675,000	5,675,000
2024-SP3, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	2,825,000	2,825,000
Strategic Partners Fund VIII, LP
7.17% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	19,409,800	19,258,708
KKR Core Holding Company LLC
4.00% due 08/12/31†††	15,994,112	14,462,170
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 9,949,550	10,258,069
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	7,984,846	7,902,467
Project Onyx
7.34% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††	5,588,964	5,534,143
Thunderbird A
5.50% due 03/01/37†††	5,535,373	5,100,849
Lightning A
5.50% due 03/01/37†††	5,518,641	5,085,431
Ceamer Finance LLC
3.69% due 03/24/31†††	2,851,034	2,703,303
6.79% due 11/15/39†††	2,200,000	2,200,000
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	2,194,442	2,175,403
Total Financial		100,730,543
Whole Business - 1.7%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[3]	18,421,875	17,203,587
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	11,676,500	10,521,008
2019-1A, 3.88% due 10/25/49[3]	6,317,500	6,138,567
Subway Funding LLC
2024-1A, 6.03% due 07/30/54[3]	8,900,000	9,008,365

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Whole Business - 1.7% (continued)
2024-3A, 5.25% due 07/30/54[3]	7,200,000	$7,011,119
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	8,722,379	7,947,727
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	7,742,100	7,238,352
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,941,875	6,591,347
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	2,842,500	2,801,659
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	1,692,000	1,647,059
2018-1A, 4.12% due 07/25/48[3]	947,500	941,849
Total Whole Business		77,050,639
Net Lease - 1.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	37,432,068	36,115,549
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	10,182,833	10,140,188
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[3]	5,371,667	5,298,846
2020-1A, 3.48% due 02/15/50[3]	1,964,583	1,878,175
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[3]	6,828,374	6,216,474
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[3]	5,748,930	5,359,418
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[3]	3,000,000	2,697,978
2021-1, 2.51% due 07/20/51[3]	2,500,000	2,223,741
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[3]	2,500,000	2,305,060
CARS-DB4, LP
2020-1A, 3.25% due 02/15/50[3]	883,654	791,599
Total Net Lease		73,027,028
Transport-Container - 1.5%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	27,590,625	24,550,301
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	7,834,666	7,084,516
2020-1A, 2.73% due 08/21/45[3]	3,354,898	3,192,959
2020-2A, 2.10% due 09/20/45[3]	2,941,774	2,721,868
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]	12,569,813	11,108,826
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[3]	10,260,000	9,426,404
2020-1A, 2.08% due 09/18/45[3]	1,137,806	1,042,714
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	11,095,090	10,022,633
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[3]	2,392,969	2,219,364
Total Transport-Container		71,369,585
Infrastructure - 1.1%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	9,250,000	8,884,495
2024-1A, 5.59% due 05/15/54[3]	4,000,000	4,005,892
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	11,150,000	10,599,584
SBA Tower Trust
1.63% due 11/15/26[3]	5,723,000	5,364,611
2.84% due 01/15/25[3]	3,550,000	3,546,358
1.84% due 04/15/27[3]	1,200,000	1,110,143
Stack Infrastructure Issuer LLC
2020-1A, 1.89% due 08/25/45[3]	5,169,000	5,063,496
2021-1A, 1.88% due 03/26/46[3]	2,750,000	2,645,506
Crown Castle Towers LLC
3.66% due 05/15/25[3]	5,850,000	5,819,712

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Infrastructure - 1.1% (continued)
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	5,450,000	$5,436,313
Total Infrastructure		52,476,110
Transport-Aircraft - 0.9%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	9,169,161	8,554,405
2024-1A, 6.26% due 05/16/49[3]	6,498,607	6,545,265
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	4,790,829	4,503,523
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	4,561,708	4,470,551
AASET Ltd.
2024-2A, 5.93% due 09/16/49[3]	4,275,019	4,249,440
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	4,133,486	3,999,189
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	2,539,154	2,333,235
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	2,339,387	2,248,041
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	1,709,343	1,671,122
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	1,632,019	1,550,421
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	1,348,838	1,274,552
2017-1, 4.58% due 02/15/42[3]	205,749	202,870
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	1,436,649	1,427,334
Total Transport-Aircraft		43,029,948
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[3]	5,050,000	4,955,113
2020-SFR2, 4.50% due 10/19/37[3]	4,900,000	4,822,868
2020-SFR2, 1.67% due 10/19/37[3]	3,950,000	3,842,977
2021-SFR1, 2.19% due 08/17/38[3]	4,000,000	3,795,845
2020-SFR2, 3.37% due 10/19/37[3]	3,200,000	3,127,169
Tricon Residential Trust
2024-SFR2, 4.75% due 06/17/40[3]	4,996,892	4,933,465
Total Single Family Residence		25,477,437
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	24,650,000	22,887,311
Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2021-1A, 1.38% due 08/20/27[3]	5,675,000	5,410,276
2020-2A, 2.02% due 02/20/27[3]	4,550,000	4,440,834
Total Automotive		9,851,110
Insurance - 0.1%
Obra Longevity
8.48% due 06/30/39†††	5,850,000	6,070,265
Total Asset-Backed Securities
(Cost $1,136,009,987)		1,114,031,644

U.S. GOVERNMENT SECURITIES†† - 21.8%
U.S. Treasury Notes
4.75% due 07/31/25	200,000,000	200,550,690
4.38% due 07/31/26	161,250,000	161,516,055
4.25% due 11/30/26	115,100,000	115,077,112
4.63% due 06/30/25	100,000,000	100,240,638
4.13% due 10/31/26	90,000,000	89,795,137
3.75% due 08/31/26	68,000,000	67,461,801
4.00% due 12/15/27	50,000,000	49,615,472
3.38% due 09/15/27	47,000,000	45,929,325
4.25% due 01/31/26	15,700,000	15,700,303
3.50% due 09/30/26	250,000	246,851
U.S. Treasury Inflation Indexed Bonds
2.13% due 04/15/29[12]	54,769,162	54,835,281
0.13% due 10/15/25[12]	42,759,272	42,265,056
1.25% due 04/15/28[12]	25,118,640	24,472,654
0.50% due 01/15/28[12]	22,917,994	21,908,207
0.38% due 01/15/27[12]	19,459,145	18,867,276
1.38% due 07/15/33[12]	5,373,129	5,026,190
Total U.S. Government Securities
(Cost $1,014,159,832)		1,013,508,048

SENIOR FLOATING RATE INTERESTS††,◊ - 2.5%
Financial - 0.9%
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28	11,511,170	11,495,399

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.5% (continued)
Financial - 0.9% (continued)
QTS Good News Facility
7.10% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/09/28◊	11,450,000	$11,450,000
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	7,338,125	7,354,783
Jefferies Finance LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	5,200,000	5,216,276
Eagle Point Holdings Borrower LLC
8.38% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	2,600,000	2,600,000
Starwood Property Mortgage LLC
due 12/12/29	300,000	298,875
AmWINS Group, Inc.
6.72% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/19/28	174,546	174,989
Total Financial		38,590,322
Communications - 0.3%
Playtika Holding Corp.
7.22% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	10,202,500	10,220,558
Zayo Group Holdings, Inc.
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	1,401,870
SBA Senior Finance II LLC
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31	744,375	744,122
Virgin Media Bristol LLC
7.01% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	600,000	595,248
Total Communications		12,961,798
Industrial - 0.3%
Harsco Corporation
6.72% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	3,984,036	3,974,913
United Rentals, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	3,324,875	3,348,980
Genesee & Wyoming, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	3,042,375	3,033,400
CPM Holdings, Inc.
9.05% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	1,475,694	1,428,147
Total Industrial		11,785,440
Consumer, Non-cyclical - 0.2%
Women’s Care Holdings, Inc.
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	4,490,396	4,265,876
Bombardier Recreational Products, Inc.
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	4,042,015	4,042,581
Froneri US, Inc.
6.36% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	2,310,875	2,311,291
Eyecare Partners LLC
9.33% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[11]	426,242	329,805
10.37% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	100,810	101,692
Total Consumer, Non-cyclical		11,051,245
Energy - 0.2%
ITT Holdings LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30	10,221,013	10,269,563

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.5% (continued)
Energy - 0.2% (continued)
Venture Global Calcasieu Pass LLC
7.33% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26		363,895	$363,894
Total Energy			10,633,457
Basic Materials - 0.2%
Trinseo Materials Operating S.C.A.
7.28% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,711,500	7,022,781
Minerals Technologies, Inc.
6.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/21/31†††		3,500,000	3,508,750
Total Basic Materials			10,531,531
Technology - 0.2%
Dun & Bradstreet Corp.
6.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29		8,386,129	8,387,638
Datix Bidco Ltd.
10.20% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP	968,800	1,203,870
9.93% (6 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		275,000	272,986
10.02% (1 Month GBP SONIA + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	GBP	12,950	14,321
10.02% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††		14,245	12,582
Upland Software, Inc.
8.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26		303,870	297,793
Total Technology			10,189,190
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/21/30		2,591,624	2,599,192
Rent-A-Center, Inc.
7.34% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		2,081,325	2,081,325
Pacific Bells LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/10/28		1,544,693	1,543,920
Entain Holdings (Gibraltar) Ltd.
6.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27		1,447,500	1,450,815
Packers Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		1,668,646	830,986
Total Consumer, Cyclical			8,506,238
Total Senior Floating Rate Interests
(Cost $118,598,670)			114,249,221

MUNICIPAL BONDS†† - 0.2%
Colorado - 0.1%
Fort Carson Family Housing LLC Revenue Bonds
7.86% due 11/15/29		6,715,000	7,162,219
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26		3,145,000	2,977,033
Total Municipal Bonds
(Cost $10,252,093)			10,139,252

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $76,449,962)	EUR	48,259,000	$764,063
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $76,449,962)	EUR	48,259,000	764,063
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $53,514,498)	EUR	33,781,000	536,380
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $26,835,665)	EUR	16,940,000	268,976
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $22,935,464)	EUR	14,478,000	229,884
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $4,419,805)	EUR	2,790,000	44,300
Total OTC Options Purchased
(Cost $2,264,498)			2,607,666

OTC INTEREST RATE SWAPTIONS PURCHASED††,[13] - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.60% (Notional Value $122,735,200)	GBP	98,000,000	505,106
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.23% (Notional Value $120,230,400)	GBP	96,000,000	293,017
Total Interest Rate Swaptions			798,123
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.48% (Notional Value $120,230,400)	GBP	96,000,000	477,439
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $122,735,200)	GBP	98,000,000	288,806
Total Interest Rate Swaptions			766,245
Total OTC Interest Rate Swaptions Purchased
(Cost $2,072,079)			1,564,368
Total Investments - 114.2%
(Cost $5,408,862,452)			$5,317,222,343

OTC INTEREST RATE SWAPTIONS WRITTEN††,[13] - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 2.73% (Notional Value $120,230,400)	GBP	96,000,000	(146,040)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.10% (Notional Value $122,735,200)	GBP	98,000,000	(250,241)
Total Interest Rate Swaptions			(396,281)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,[13] - (0.0)% (continued)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.60% (Notional Value $122,735,200)	GBP	98,000,000	$(414,831)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.23% (Notional Value $120,230,400)	GBP	96,000,000	(678,308)
Total Interest Rate Swaptions			(1,093,139)
Total OTC Interest Rate Swaptions Written
(Premiums received $1,819,269)			(1,489,420)
Other Assets & Liabilities, net - (14.2)%			(661,265,503)
Total Net Assets - 100.0%			$4,654,467,420

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	5,190,000	$(106,606)	$(110,027)	$3,421
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29		111,950,914	(2,498,825)	(2,385,233)	(113,592)
								$(2,605,431)	$(2,495,260)	$(110,171)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$5,085,000	$(255,363)	$(318,594)	$63,231
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	5,085,000	(731,979)	(765,190)	33,211
						$(987,342)	$(1,083,784)	$96,442

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.49%	Annually	08/13/34	$45,000,000	$2,057,616	$3,546	$2,054,070
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/12/34	49,200,000	2,041,301	858,895	1,182,406
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.92%	Annually	12/18/34	34,100,000	414,079	570	413,509
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.37%	Annually	07/03/27	60,000,000	412,170	130	412,040
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/13/39	5,000,000	309,701	293	309,408
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	17,000,000	15,888	469	15,419
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	190,000,000	–	775	(775)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.00%	Annually	12/03/26	220,000,000	(376,482)	815	(377,297)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	121,000,000	(1,872,401)	778	(1,873,179)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	10/01/26	185,800,000	(2,055,308)	668	(2,055,976)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.85%	Annually	08/12/26	532,000,000	(2,199,618)	1,280	(2,200,898)
								$(1,253,054)	$868,219	$(2,121,273)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Citibank, N.A.	iShares Core S&P 500 ETF	Receive	5.93% (Federal Funds Rate + 1.60%)	At Maturity	01/02/25	38,470	$22,646,520	$290,449

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	EUR	Sell	9,392,000	9,860,116 USD	01/17/25	$122,781
Bank of America, N.A.	EUR	Sell	1,355,000	1,429,514 USD	02/27/25	22,229
Citibank, N.A.	GBP	Sell	1,240,000	1,571,859 USD	01/17/25	19,552
Barclays Bank plc	EUR	Sell	829,000	874,043 USD	02/27/25	13,056
Toronto-Dominion Bank	GBP	Sell	73,000	91,435 USD	01/17/25	49
Citibank, N.A.	GBP	Buy	75,000	93,866 USD	01/17/25	24
Barclays Bank plc	GBP	Buy	60,000	76,051 USD	01/17/25	(939)
Bank of America, N.A.	GBP	Buy	188,000	238,252 USD	01/17/25	(2,903)
						$173,849

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.60%	10/31/25	3.60%	$122,735,200	$505,106
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.23%	10/28/25	3.23%	120,230,400	293,017
								$798,123
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.48%	10/28/25	3.23%	$120,230,400	$477,439
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	122,735,200	288,806
								$766,245

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	2.73%	10/28/25	2.73%	$120,230,400	$(146,040)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.10%	10/31/25	3.10%	122,735,200	(250,241)
								$(396,281)
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.60%	10/31/25	4.60%	$122,735,200	$(414,831)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.23%	10/28/25	4.23%	120,230,400	(678,308)
								$(1,093,139)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2024.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,323,315,356 (cost $2,377,306,788), or 49.9% of total net assets.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Perpetual maturity.
[6]	Security is unsettled at period end and does not have a stated effective rate.
[7]	Security is an interest-only strip.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50 (cost $0), or 0.0% of total net assets — See Note 6.
[11]	Payment-in-kind security.
[12]	Face amount of security is adjusted for inflation.
[13]	Swaptions – See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1

CME — Chicago Mercantile Exchange

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$19,943	$—	$—	$19,943
Preferred Stocks	201,600	20,369,737	—	20,571,337
Warrant	177	—	—	177
Exchange-Traded Fund	22,646,520	—	—	22,646,520
Mutual Funds	101,384,308	—	—	101,384,308
Money Market Funds	42,372,535	—	—	42,372,535
Corporate Bonds	—	1,452,177,855	26,748,687	1,478,926,542
Collateralized Mortgage Obligations	—	1,395,200,782	—	1,395,200,782
Asset-Backed Securities	—	999,300,398	114,731,246	1,114,031,644
U.S. Government Securities	—	1,013,508,048	—	1,013,508,048
Senior Floating Rate Interests	—	104,555,387	9,693,834	114,249,221
Municipal Bonds	—	10,139,252	—	10,139,252
Options Purchased	—	2,607,666	—	2,607,666
Interest Rate Swaptions Purchased	—	1,564,368	—	1,564,368
Credit Default Swap Agreements**	—	99,863	—	99,863
Interest Rate Swap Agreements**	—	4,386,852	—	4,386,852
Forward Foreign Currency Exchange Contracts**	—	177,691	—	177,691
Equity Index Swap Agreements**	—	290,449	—	290,449
Total Assets	$166,625,083	$5,004,378,348	$151,173,767	$5,322,177,198

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$1,489,420	$—	$1,489,420
Credit Default Swap Agreements**	—	113,592	—	113,592
Interest Rate Swap Agreements**	—	6,508,125	—	6,508,125
Forward Foreign Currency Exchange Contracts**	—	3,842	—	3,842
Unfunded Loan Commitments (Note 5)	—	—	27,693	27,693
Total Liabilities	$—	$8,114,979	$27,693	$8,142,672

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$55,813,432	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	30,648,450	Yield Analysis	Yield	6.2%-7.6%	7.2%
Asset-Backed Securities	26,069,364	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	2,200,000	Third Party Pricing	Trade Price	—	—
Corporate Bonds	17,684,611	Yield Analysis	Yield	6.4%-6.7%	6.5%
Corporate Bonds	9,064,076	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	5,590,075	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,103,759	Yield Analysis	Yield	8.8%-10.0%	9.2%
Total Assets	$151,173,767
Liabilities:
Unfunded Loan Commitments	$27,693	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had securities with a total value of $2,081,325 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets				Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$127,702,527	$27,399,772	$3,291,684	$158,393,983	$(4,105)
Purchases/(Receipts)	14,636,234	-	4,402,011	19,038,245	(1,859)
(Sales, maturities and paydowns)/Fundings	(26,161,571)	(296,857)	(12,722)	(26,471,150)	5,409
Amortization of premiums/discounts	10,010	5,016	597	15,623	4,175
Total realized gains (losses) included in earnings	46,001	-	(40)	45,961	738
Total change in unrealized appreciation (depreciation) included in earnings	(1,501,955)	(359,244)	(69,021)	(1,930,220)	(32,051)
Transfers into Level 3	-	-	2,081,325	2,081,325	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$114,731,246	$26,748,687	$9,693,834	$151,173,767	$(27,693)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$(1,501,955)	$(359,244)	$18,018	$(1,843,181)	$873

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-12, 5.86% due 10/25/69	6.86%	11/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
ATLX Trust 2024-RPL2, 3.85% due 04/25/63	4.85%	10/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM18, 5.66% due 10/25/64	6.66%	11/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,714,995	$499,244	$(700,000)	$–	$68,805	$33,583,044	1,351,430	$494,282
Guggenheim Strategy Fund III	33,817,254	485,064	–	–	68,384	34,370,702	1,378,136	479,853
Guggenheim Ultra Short Duration Fund — Institutional Class	33,031,793	431,442	–	–	(32,673)	33,430,562	3,339,716	427,077
	$100,564,042	$1,415,750	$(700,000)	$–	$104,516	$101,384,308		$1,401,212

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 0.1%
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	146,283	$3,583,934
Cengage Learning Holdings II, Inc.*,††	21,660	424,168
Save-A-Lot*,†††	1,053,728	105
Total Consumer, Non-cyclical		4,008,207
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	743	1,004,833
Schur Flexibles GesmbH*,††	1,661	178,703
YAK BLOCKER 2 LLC*,†††	74,424	120,439
YAK BLOCKER 2 LLC*,†††	68,788	111,318
BP Holdco LLC*,†††,1	37,539	45,503
Vector Phoenix Holdings, LP*,†††	37,539	794
Targus, Inc.*,†††	12,773	226
Total Industrial		1,461,816
Communications - 0.0%
Xplore, Inc.*,††	204,119	1,020,595
Vacasa, Inc. — Class A*	25,191	123,435
Total Communications		1,144,030
Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	1,150	903,398
ATD New Holdings, Inc.*,†††	42,478	42
Total Consumer, Cyclical		903,440
Financial - 0.0%
Checkers Holdings, Inc.*,†††	158,620	631,308
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	6,864,930	686
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,3	4,400,000	440
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,3	1,825,000	183
Total Financial		632,617
Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	4,794
Total Common Stocks
(Cost $15,304,687)		8,154,904

PREFERRED STOCKS† - 4.2%
Financial - 3.2%
Citigroup, Inc.††
3.88%	30,600,000	29,710,157
4.00%	13,100,000	12,754,468
Wells Fargo & Co.††
3.90%	25,750,000	25,019,222
6.85%	8,250,000	8,515,242
Goldman Sachs Group, Inc.††
4.13%	20,500,000	19,592,405
7.50%	10,750,000	11,214,556
Markel Group, Inc.††
6.00%	29,050,000	28,995,621
Equitable Holdings, Inc.††
4.95%	22,819,000	22,687,058
Bank of New York Mellon Corp.††
3.75%	20,550,000	19,421,289
Charles Schwab Corp.††
4.00%	18,700,000	16,143,729
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[4]	14,492,000	14,510,115
Bank of America Corp.††
4.38%	13,850,000	13,335,364
MetLife, Inc.††
3.85%	12,200,000	11,977,596
Jackson Financial, Inc.
8.00%	284,000	7,429,440
CNO Financial Group, Inc.
5.13% due 11/25/60	321,950	6,155,684
Selective Insurance Group, Inc.
4.60%	246,000	4,260,720
Corebridge Financial, Inc.
6.38% due 12/15/64	12,765	325,380
American National Group, Inc.
8.37%	9,800	246,960
First Republic Bank††
4.25%*	803,675	482
4.50%*	238,300	95
Total Financial		252,295,583
Government - 0.4%
CoBank ACB††
4.25%	20,000,000	19,038,488
7.13%	5,000,000	5,083,080
Farmer Mac
5.75%	272,820	6,092,071
Total Government		30,213,639
Communications - 0.4%
AT&T Mobility II LLC
6.80%*,†††	27,000	27,496,800
Energy - 0.2%
Venture Global LNG, Inc.††
9.00%[4]	18,150,000	18,976,624
Total Preferred Stocks
(Cost $365,302,368)		328,982,646

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	1,152
Pershing Square SPARC Holdings, Ltd*,†††,2	1,716,232	172
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,2	762,770	76
Total Warrants
(Cost $296,403)		1,400

EXCHANGE-TRADED FUNDS***,† - 0.9%
SPDR S&P 500 ETF Trust	125,000	73,260,000
Total Exchange-Traded Funds
(Cost $65,397,500)		73,260,000

MUTUAL FUNDS† - 4.8%
Guggenheim Limited Duration Fund — Class R6[1]	5,518,325	134,591,944
Guggenheim Strategy Fund III[1]	2,687,565	67,027,875

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares		Value
MUTUAL FUNDS† - 4.8% (continued)
Guggenheim Strategy Fund II1		2,239,452	$55,650,393
Guggenheim Ultra Short Duration Fund — Institutional Class[1]		5,355,337	53,606,923
NAA Risk Managed Real Estate Fund[17]		1,125,825	36,217,794
NAA Opportunity Fund[17]		1,032,035	32,271,732
Total Mutual Funds
(Cost $374,058,151)			379,366,661

MONEY MARKET FUNDS***,† - 2.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[5]		159,494,496	159,494,496
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 4.33%[5]		12,177,947	12,177,947
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.30%[5]		2,646,306	2,646,306
Total Money Market Funds
(Cost $174,318,749)			174,318,749

		Face Amount~
CORPORATE BONDS†† - 28.3%
Financial - 9.1%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]		31,500,000	25,918,973
3.25% due 11/15/30		12,120,000	10,382,213
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]		33,375,000	34,298,379
Wilton RE Ltd.
6.00%[4,6,7]		28,503,000	28,524,264
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]		21,650,000	18,863,578
2.88% due 10/15/26[4]		9,250,000	8,776,536
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31		22,640,000	20,707,987
5.30% due 01/15/29		6,950,000	6,899,618
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]		36,940,000	22,794,007
CBS Studio Center
7.45% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/09/25◊,†††		22,000,000	21,961,069
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	21,735,413
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		23,000,000	21,574,860
Iron Mountain, Inc.
5.63% due 07/15/32[4]		20,000,000	19,105,287
4.50% due 02/15/31[4]		925,000	845,644
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	19,918,608
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]		8,650,000	8,332,103
5.50% due 11/15/25[4]		6,300,000	6,268,969
5.75% due 06/15/27[4]		4,550,000	4,494,281
LPL Holdings, Inc.
4.00% due 03/15/29[4]		14,788,000	14,004,919
4.38% due 05/15/31[4]		5,500,000	5,073,153
OneMain Finance Corp.
9.00% due 01/15/29		7,150,000	7,581,646
4.00% due 09/15/30		7,250,000	6,443,528
7.88% due 03/15/30		2,225,000	2,321,025
7.13% due 03/15/26		2,000,000	2,035,924
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]		19,000,000	18,369,956
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[7]		18,050,000	18,304,766
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]		14,770,000	14,624,123
7.00% due 01/15/31[4]		3,475,000	3,488,573
Encore Capital Group, Inc.
8.50% due 05/15/30[4]		12,100,000	12,727,870
9.25% due 04/01/29[4]		4,450,000	4,741,043
SLM Corp.
3.13% due 11/02/26		14,787,000	14,105,701
4.20% due 10/29/25		1,671,000	1,656,063
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]		11,350,000	10,961,904
7.95% due 06/15/33[4]		2,289,000	2,534,420
6.75% due 03/15/54[4]		2,091,000	2,121,981
Sherwood Financing plc
7.63% due 12/15/29[4]	EUR	12,190,000	12,613,764
8.36% (3 Month EURIBOR + 5.50%, Floor Rate: 0.00%) due 12/15/29◊	EUR	2,882,000	2,891,974
PennyMac Financial Services, Inc.
7.13% due 11/15/30[4]		9,275,000	9,392,869
7.88% due 12/15/29[4]		3,675,000	3,850,308
5.38% due 10/15/25[4]		1,819,000	1,814,118
Focus Financial Partners LLC
6.75% due 09/15/31[4]		14,035,000	13,979,230
Hampton Roads PPV LLC
6.62% due 06/15/53†††,4		16,455,000	13,219,728

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.3% (continued)
Financial - 9.1% (continued)
Kennedy-Wilson, Inc.
5.00% due 03/01/31		14,669,000	$12,825,192
4.75% due 02/01/30		250,000	221,143
4.75% due 03/01/29		25,000	22,582
Hunt Companies, Inc.
5.25% due 04/15/29[4]		13,700,000	12,985,533
MidCap Funding XLVI Trust
8.01% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27◊,†††		12,440,000	12,440,000
Lloyds Banking Group plc
5.87% due 03/06/29[7]		12,100,000	12,325,013
First American Financial Corp.
4.00% due 05/15/30		11,760,000	10,961,975
State Street Corp.
6.70%[6,7]		9,590,000	9,786,936
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]		9,810,000	9,713,828
Galaxy Bidco Ltd.
8.13% due 12/19/29[4]	GBP	7,500,000	9,447,403
Farmers Insurance Exchange
7.00% due 10/15/64[4,7]		7,830,000	8,072,472
QBE Insurance Group Ltd.
5.88% [4,6,7]		7,550,000	7,541,823
QTS Good News Facility
7.80% (3 Month Term SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊		7,478,457	7,478,457
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]		7,150,000	7,354,150
Ryan Specialty LLC
5.88% due 08/01/32[4]		6,950,000	6,876,629
Stewart Information Services Corp.
3.60% due 11/15/31		7,788,000	6,742,621
Toronto-Dominion Bank
8.13% due 10/31/82[7]		6,300,000	6,566,617
UWM Holdings LLC
6.63% due 02/01/30[4]		6,500,000	6,459,843
Americo Life, Inc.
3.45% due 04/15/31[4]		7,470,000	6,271,312
PartnerRe Finance B LLC
4.50% due 10/01/50[7]		6,460,000	5,973,588
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]		8,018,000	5,858,786
CNO Financial Group, Inc.
6.45% due 06/15/34		5,200,000	5,372,333
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]		5,303,000	5,307,817
Blue Owl Capital GP LLC
7.11% due 08/22/43†††		5,000,000	5,089,607
Bank of Nova Scotia
8.63% due 10/27/82[7]		4,650,000	4,935,469
American National Group, Inc.
5.00% due 06/15/27		4,813,000	4,787,257
Goldman Sachs Group, Inc.
6.13%[6,7]		4,250,000	4,195,236
Globe Life, Inc.
5.85% due 09/15/34		2,780,000	2,795,609
2.15% due 08/15/30		1,560,000	1,320,702
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]		3,000,000	2,913,580
SBA Communications Corp.
3.13% due 02/01/29		3,100,000	2,798,170
Prudential Financial, Inc.
5.13% due 03/01/52[7]		2,750,000	2,616,962
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]		1,700,000	1,837,912
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]		1,726,000	1,588,560
Atlas Mara Ltd.
due 12/31/21†††,8		1,183,303	1
Total Financial			711,745,493
Industrial - 3.3%
AP Grange Holdings
6.50% due 03/20/45†††		44,473,247	45,029,163
5.00% due 03/20/45†††		4,900,000	5,169,500
Homestead Spe Issuer LLC
7.21% due 04/01/55†††		18,000,000	18,000,000
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]		17,160,000	15,916,976
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]		9,081,000	8,772,539
9.75% due 07/15/28[4]		5,350,000	5,471,113
XPO, Inc.
6.25% due 06/01/28[4]		14,085,000	14,171,003
Standard Industries, Inc.
4.38% due 07/15/30[4]		6,200,000	5,680,500
3.38% due 01/15/31[4]		6,552,000	5,617,750
TransDigm, Inc.
6.75% due 08/15/28[4]		7,000,000	7,061,066
6.88% due 12/15/30[4]		4,050,000	4,110,242
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]		11,105,000	11,141,953
Arcosa, Inc.
4.38% due 04/15/29[4]		9,400,000	8,758,716
6.88% due 08/15/32[4]		1,300,000	1,320,924
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	9,447,946
Flowserve Corp.
3.50% due 10/01/30		10,270,000	9,368,701
GrafTech Finance, Inc.
4.63% due 12/23/29[4]		10,000,000	8,055,000
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]		7,943,000	7,877,201

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.3% (continued)
Industrial - 3.3% (continued)
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]		7,455,000	$7,489,934
Atkore, Inc.
4.25% due 06/01/31[4]		7,500,000	6,622,061
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP	5,350,000	6,544,828
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]		6,520,000	5,802,800
TopBuild Corp.
3.63% due 03/15/29[4]		5,550,000	5,080,866
Sealed Air Corp.
6.50% due 07/15/32[4]		5,000,000	5,007,670
Artera Services LLC
8.50% due 02/15/31[4]		4,525,000	4,361,520
Enviri Corp.
5.75% due 07/31/27[4]		4,125,000	3,924,268
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR	3,500,000	3,882,762
Wrangler Holdco Corp.
6.63% due 04/01/32[4]		3,350,000	3,410,297
Boeing Co.
6.53% due 05/01/34		3,250,000	3,404,728
Ball Corp.
6.88% due 03/15/28		3,270,000	3,344,505
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[4]		3,150,000	3,342,420
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]		3,000,000	2,936,746
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]		2,450,000	2,611,634
Enpro, Inc.
5.75% due 10/15/26		2,510,000	2,497,450
Builders FirstSource, Inc.
6.38% due 06/15/32[4]		800,000	795,355
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]		525,000	524,700
Total Industrial			262,554,837
Energy - 3.3%
BP Capital Markets plc
4.88%[6,7]		39,360,000	37,505,409
NuStar Logistics, LP
6.38% due 10/01/30		14,506,000	14,545,364
5.75% due 10/01/25		5,095,000	5,094,116
5.63% due 04/28/27		450,000	446,725
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]		18,763,000	18,401,715
Parkland Corp.
4.63% due 05/01/30[4]		20,000,000	18,358,118
ITT Holdings LLC
6.50% due 08/01/29[4]		19,477,000	17,829,995
Occidental Petroleum Corp.
7.95% due 06/15/39		12,735,000	14,526,420
4.50% due 07/15/44		2,850,000	2,105,512
Cheniere Energy Partners, LP
5.75% due 08/15/34[4]		16,340,000	16,448,481
CVR Energy, Inc.
8.50% due 01/15/29[4]		15,975,000	15,323,051
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29		10,145,000	10,382,829
4.88% due 02/01/31		5,000,000	4,827,706
Buckeye Partners, LP
6.88% due 07/01/29[4]		8,770,000	8,876,249
4.13% due 03/01/25[4]		4,343,000	4,331,365
Venture Global LNG, Inc.
9.50% due 02/01/29[4]		8,700,000	9,615,814
9.88% due 02/01/32[4]		3,000,000	3,291,838
Hess Midstream Operations, LP
5.63% due 02/15/26[4]		12,456,000	12,415,190
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29		7,750,000	7,690,663
8.25% due 01/15/32[4]		2,200,000	2,261,893
7.00% due 08/01/27		2,200,000	2,207,557
Viper Energy, Inc.
7.38% due 11/01/31[4]		6,100,000	6,386,336
5.38% due 11/01/27[4]		4,286,000	4,226,319
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]		6,550,000	6,886,246
Kinetik Holdings, LP
5.88% due 06/15/30[4]		6,100,000	6,004,255
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]		2,198,000	1,888,352
4.13% due 08/15/31[4]		760,000	680,602
3.88% due 08/15/29[4]		510,000	468,546
HF Sinclair Corp.
6.38% due 04/15/27		2,689,000	2,728,600
Sunoco, LP
7.25% due 05/01/32[4]		1,500,000	1,549,470
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26		950,000	944,356
Total Energy			258,249,092
Communications - 3.3%
Level 3 Financing, Inc.
4.50% due 04/01/30[4]		19,794,000	16,412,262
11.00% due 11/15/29[4]		5,431,914	6,110,465
4.00% due 04/15/31[4]		7,600,000	5,985,000
10.75% due 12/15/30[4]		2,600,000	2,900,694

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.3% (continued)
Communications - 3.3% (continued)
British Telecommunications plc
4.88% due 11/23/81[4,7]		28,200,000	$25,617,898
4.25% due 11/23/81[4,7]		5,250,000	5,069,231
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]		22,634,000	22,635,720
5.75% due 08/01/28[4]		4,600,000	4,491,271
Altice France S.A.
5.13% due 07/15/29[4]		13,250,000	9,922,434
5.50% due 10/15/29[4]		11,760,000	8,808,558
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]		20,200,000	18,322,612
CSC Holdings LLC
4.13% due 12/01/30[4]		20,672,000	14,850,012
4.63% due 12/01/30[4]		2,715,000	1,418,459
Vodafone Group plc
5.13% due 06/04/81[7]		16,875,000	12,822,251
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]		14,265,000	12,002,396
Cable One, Inc.
4.00% due 11/15/30[4]		12,575,000	10,507,392
AMC Networks, Inc.
4.25% due 02/15/29		10,200,000	8,006,684
10.25% due 01/15/29[4]		2,125,000	2,256,278
Virgin Media Finance plc
5.00% due 07/15/30[4]		11,400,000	9,648,382
Sirius XM Radio LLC
4.13% due 07/01/30[4]		8,900,000	7,767,453
3.13% due 09/01/26[4]		1,550,000	1,488,863
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]		8,550,000	8,552,755
Paramount Global
5.25% due 04/01/44		5,779,000	4,490,227
5.90% due 10/15/40		2,765,000	2,424,664
4.90% due 08/15/44		1,797,000	1,360,339
Match Group Holdings II LLC
4.63% due 06/01/28[4]		7,700,000	7,332,589
Cogent Communications Group LLC
7.00% due 06/15/27[4]		7,250,000	7,284,880
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		7,000,000	6,798,540
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]		3,650,000	3,440,977
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52		3,500,000	2,251,586
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]		2,447,000	1,963,595
Ziggo B.V.
4.88% due 01/15/30[4]		1,685,000	1,548,252
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]		700,000	645,581
Total Communications			255,138,300
Consumer, Cyclical - 3.0%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[4]		15,900,000	14,299,530
3.63% due 02/15/32[4]		4,150,000	3,605,009
5.75% due 05/01/28[4]		525,000	524,881
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]		16,778,000	16,601,636
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26		15,450,000	14,954,704
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]		11,350,000	10,118,192
5.88% due 03/01/27		660,000	654,802
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		10,536,000	10,580,543
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		9,850,000	9,912,084
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]		9,333,000	8,346,855
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[4]		8,299,000	8,296,930
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[4]		4,117,000	3,905,643
4.50% due 11/15/26[4]		3,730,000	3,664,528
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]		7,425,000	7,294,959
Warnermedia Holdings, Inc.
6.41% due 03/15/26		7,200,000	7,202,870
Air Canada
4.63% due 08/15/29[4]	CAD	5,550,000	3,823,630
3.88% due 08/15/26[4]		3,364,000	3,268,496
Hyatt Hotels Corp.
5.75% due 04/23/30		6,530,000	6,667,615
Hanesbrands, Inc.
9.00% due 02/15/31[4]		6,100,000	6,501,872
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]		6,759,890	6,407,841
Papa John's International, Inc.
3.88% due 09/15/29[4]		7,025,000	6,293,465

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.3% (continued)
Consumer, Cyclical - 3.0% (continued)
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		6,975,000	$6,254,521
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR	5,150,000	5,737,653
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[4]		5,450,000	5,523,656
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]		5,100,000	5,368,398
Boyne USA, Inc.
4.75% due 05/15/29[4]		5,484,000	5,198,623
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[4]		4,525,000	4,651,655
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,017,419	1,939,937
3.35% due 10/15/29		1,037,129	971,534
3.65% due 02/15/29		946,628	900,929
3.15% due 02/15/32		907,026	820,402
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]		4,800,000	4,364,194
Asbury Automotive Group, Inc.
4.63% due 11/15/29[4]		4,472,000	4,161,973
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]		3,450,000	3,547,048
Station Casinos LLC
4.63% due 12/01/31[4]		3,800,000	3,404,008
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		3,500,000	3,349,267
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[4]		2,950,000	3,016,050
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]		2,800,000	2,641,787
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR	2,325,000	2,534,149
Gates Corp.
6.88% due 07/01/29[4]		2,425,000	2,466,754
William Carter Co.
5.63% due 03/15/27[4]		2,300,000	2,280,497
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]		1,950,859	1,944,394
United Airlines, Inc.
4.63% due 04/15/29[4]		1,700,000	1,616,337
Acushnet Co.
7.38% due 10/15/28[4]		1,500,000	1,550,216
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]		1,511,000	1,509,587
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		884,921	844,589
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]		700,000	665,394
International Game Technology plc
4.13% due 04/15/26[4]		624,000	613,506
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]		571,000	577,274
Caesars Entertainment, Inc.
6.50% due 02/15/32[4]		400,000	401,805
Aramark Services, Inc.
5.00% due 04/01/25[4]		311,000	310,215
Newell Brands, Inc.
5.70% due 04/01/26		280,000	279,881
Total Consumer, Cyclical			232,372,318
Consumer, Non-cyclical - 2.9%
Medline Borrower, LP
3.88% due 04/01/29[4]		18,246,000	16,895,560
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.50% due 01/15/30		7,050,000	7,037,018
4.38% due 02/02/52		6,500,000	4,898,697
3.75% due 12/01/31		3,400,000	3,016,732
Williams Scotsman, Inc.
6.13% due 06/15/25[4]		12,750,000	12,702,187
7.38% due 10/01/31[4]		1,950,000	2,006,481
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		15,600,000	12,480,000
DaVita, Inc.
4.63% due 06/01/30[4]		8,678,000	7,977,903
3.75% due 02/15/31[4]		4,892,000	4,232,852
AZ Battery Property LLC
6.73% due 02/20/46†††		11,600,000	11,438,847
US Foods, Inc.
4.75% due 02/15/29[4]		6,550,000	6,272,767
6.88% due 09/15/28[4]		3,875,000	3,964,997
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		6,861,000	6,416,903
5.75% due 04/15/26[4]		3,020,000	3,018,308
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		9,400,000	8,335,829
Verisure Holding AB
5.50% due 05/15/30[4]	EUR	7,450,000	8,027,056
CVS Health Corp.
7.00% due 03/10/55[7]		7,770,000	7,796,071

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.3% (continued)
Consumer, Non-cyclical - 2.9% (continued)
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		8,085,000	$7,323,334
Option Care Health, Inc.
4.38% due 10/31/29[4]		7,736,000	7,134,246
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	7,000,000	7,108,797
Nobel Bidco B.V.
3.13% due 06/15/28	EUR	7,050,000	6,903,171
HealthEquity, Inc.
4.50% due 10/01/29[4]		6,555,000	6,144,359
Smithfield Foods, Inc.
3.00% due 10/15/30[4]		7,000,000	6,047,847
Boost Newco Borrower LLC
7.50% due 01/15/31[4]		5,275,000	5,530,097
Sammontana Italia S.p.A.
6.97% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/15/31◊	EUR	4,900,000	5,102,580
CPI CG, Inc.
10.00% due 07/15/29[4]		4,685,000	5,005,538
ADT Security Corp.
4.88% due 07/15/32[4]		5,150,000	4,726,607
Central Garden & Pet Co.
4.13% due 04/30/31[4]		5,300,000	4,686,794
TriNet Group, Inc.
7.13% due 08/15/31[4]		4,465,000	4,546,616
Graham Holdings Co.
5.75% due 06/01/26[4]		4,561,000	4,541,240
Carriage Services, Inc.
4.25% due 05/15/29[4]		4,575,000	4,165,493
Chrome Bidco
3.50% due 05/31/28[4]	EUR	4,800,000	4,111,383
CAB SELAS
3.38% due 02/01/28[4]	EUR	4,100,000	3,945,321
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR	3,550,000	3,808,222
Darling Ingredients, Inc.
6.00% due 06/15/30[4]		2,350,000	2,318,227
5.25% due 04/15/27[4]		200,000	196,808
Belron UK Finance plc
5.75% due 10/15/29[4]		1,700,000	1,682,505
4.63% due 10/15/29[4]	EUR	700,000	742,721
Molina Healthcare, Inc.
4.38% due 06/15/28[4]		1,770,000	1,677,436
Tenet Healthcare Corp.
4.63% due 06/15/28		975,000	933,063
5.13% due 11/01/27		550,000	538,655
Upbound Group, Inc.
6.38% due 02/15/29[4]		1,450,000	1,409,555
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,295,102
WW International, Inc.
4.50% due 04/15/29[4]		6,335,000	1,264,435
Concentra Escrow Issuer Corp.
6.88% due 07/15/32[4]		1,120,000	1,143,475
AMN Healthcare, Inc.
4.63% due 10/01/27[4]		620,000	589,042
Total Consumer, Non-cyclical			231,140,877
Basic Materials - 1.4%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[4]		15,125,000	15,178,994
6.13% due 05/15/28[4]		7,450,000	7,443,464
4.13% due 03/31/29[4]		4,900,000	4,570,912
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]		13,250,000	11,679,890
4.63% due 03/01/28[4]		650,000	611,149
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]		11,950,000	11,616,539
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		11,280,000	10,857,000
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]		11,525,000	10,737,279
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		10,375,000	10,161,354
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,316,264
Novelis Corp.
3.25% due 11/15/26[4]		5,670,000	5,400,706
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,937,811
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,474,915
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]		3,800,000	3,932,228
Ingevity Corp.
3.88% due 11/01/28[4]		1,000,000	914,254
Mirabela Nickel Ltd.
due 06/24/19†††,3,8		1,885,418	9,427
Total Basic Materials			110,842,186
Utilities - 1.0%
Terraform Global Operating, LP
6.13% due 03/01/26[4]		16,660,000	16,616,692
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26		17,145,000	16,521,813
Algonquin Power & Utilities Corp.
5.37% due 06/15/26		12,300,000	12,359,374
AES Corp.
3.95% due 07/15/30[4]		7,554,000	6,963,305
2.45% due 01/15/31		2,426,000	2,021,604
Clearway Energy Operating LLC
3.75% due 02/15/31[4]		9,409,000	8,193,266
Alexander Funding Trust II
7.47% due 07/31/28[4]		7,750,000	8,181,673
NRG Energy, Inc.
7.00% due 03/15/33[4]		6,950,000	7,501,998

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.3% (continued)
Utilities - 1.0% (continued)
DPL, Inc.
4.13% due 07/01/25		2,334,000	$2,300,610
Total Utilities			80,660,335
Technology - 1.0%
Qorvo, Inc.
3.38% due 04/01/31[4]		9,225,000	7,889,698
4.38% due 10/15/29		7,833,000	7,346,040
TeamSystem SpA
6.93% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	12,216,493
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		11,800,000	11,187,809
Dye & Durham Ltd.
8.63% due 04/15/29[4]		7,338,000	7,695,823
Playtika Holding Corp.
4.25% due 03/15/29[4]		5,850,000	5,303,034
Cloud Software Group, Inc.
6.50% due 03/31/29[4]		5,300,000	5,202,177
Capstone Borrower, Inc.
8.00% due 06/15/30[4]		3,525,000	3,648,763
Twilio, Inc.
3.88% due 03/15/31		4,000,000	3,587,416
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]		3,050,000	3,093,966
Amentum Holdings, Inc.
7.25% due 08/01/32[4]		2,845,000	2,866,530
ACI Worldwide, Inc.
5.75% due 08/15/26[4]		2,348,000	2,343,767
PTC, Inc.
3.63% due 02/15/25[4]		1,830,000	1,825,068
SS&C Technologies, Inc.
5.50% due 09/30/27[4]		1,570,000	1,554,946
Fair Isaac Corp.
5.25% due 05/15/26[4]		1,375,000	1,371,205
NCR Voyix Corp.
5.13% due 04/15/29[4]		1,122,000	1,073,474
MSCI, Inc.
3.88% due 02/15/31[4]		883,000	808,427
TeamSystem S.p.A.
6.68% due 07/31/31	EUR	350,000	364,470
Total Technology			79,379,106
Total Corporate Bonds
(Cost $2,360,587,630)			2,222,082,544

ASSET-BACKED SECURITIES†† - 18.9%
Collateralized Loan Obligations - 10.3%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 7.72% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,4		35,000,000	35,046,952
2021-9A DR, 8.87% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,4		7,750,000	7,792,389
2021-9A A2TR, 6.72% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4		2,950,000	2,955,436
FS Rialto
2021-FL3 D, 7.01% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,4		36,500,000	35,984,930
2021-FL2 D, 7.31% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,4		8,850,000	8,475,990
Palmer Square Loan Funding Ltd.
2022-1A B, 6.65% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,4		26,200,000	26,243,510
2021-3A C, 7.38% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,4		8,300,000	8,362,218
2022-1A C, 7.25% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,4		3,400,000	3,420,436
LCCM Trust
2021-FL3 C, 7.11% (1 Month Term SOFR + 2.71%, Rate Floor: 2.71%) due 11/15/38◊,4		28,865,000	28,484,250
2021-FL2 D, 7.41% (1 Month Term SOFR + 3.01%, Rate Floor: 3.01%) due 12/13/38◊,4		5,750,000	5,408,147
LoanCore Issuer Ltd.
2021-CRE6 D, 7.36% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,4		11,300,000	11,194,988
2021-CRE5 D, 7.51% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4		8,250,000	8,193,061
2022-CRE7 D, 7.70% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4		6,400,000	6,249,723
2021-CRE5 C, 6.86% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,4		3,400,000	3,426,472

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.9% (continued)
Collateralized Loan Obligations - 10.3% (continued)
BXMT Ltd.
2020-FL2 C, 6.15% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	15,640,000	$14,533,332
2020-FL2 D, 6.45% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 02/15/38◊,4	8,000,000	6,888,201
2020-FL3 D, 7.30% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 11/15/37◊,4	7,350,000	6,396,513
Fontainbleau Vegas
10.13% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	26,499,999	26,500,000
ACRES Commercial Realty Ltd.
2021-FL2 D, 7.60% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,4	8,350,000	8,283,190
2021-FL1 D, 7.15% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	7,250,000	6,870,964
2021-FL2 C, 7.15% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,4	6,500,000	6,362,165
2021-FL2 B, 6.75% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	3,500,000	3,484,438
Cerberus Loan Funding XLVII LLC
2024-3A C, 7.21% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 07/15/36◊,4	20,150,000	20,455,047
2024-3A D, 9.01% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,4	3,900,000	3,916,069
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.86% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,4	22,800,000	23,412,812
Cerberus Loan Funding XLII LLC
2023-3A C, 8.80% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,4	21,550,000	21,874,687
MidOcean Credit CLO VII
2020-7A CR, 7.12% (3 Month Term SOFR + 2.46%, Rate Floor: 0.00%) due 07/15/29◊,4	21,000,000	21,050,356
Golub Capital Partners CLO Ltd.
2018-36A C, 6.92% (3 Month Term SOFR + 2.36%, Rate Floor: 0.00%) due 02/05/31◊,4	20,000,000	20,013,738
BSPDF Issuer Ltd.
2021-FL1 D, 7.26% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	19,975,000	19,469,700
BSPRT Issuer Ltd.
2021-FL6 D, 7.51% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	16,691,189
2021-FL7 D, 7.26% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,4	1,600,000	1,572,571
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.73% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,4	18,100,000	18,201,715
Voya CLO Ltd.
2021-2A CR, 8.52% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	16,590,077
2013-1A INC, due 10/15/30[4,9]	28,970,307	1,107,535
Owl Rock CLO I LLC
2024-1A C, 8.77% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,4	17,250,000	17,669,798
Cerberus Loan Funding XLV LLC
2024-1A C, 7.81% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 04/15/36◊,4	17,150,000	17,410,839
FS Rialto Issuer LLC
2024-FL9 C, 7.01% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,4	10,450,000	10,424,196
2022-FL5 C, 8.29% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,4	6,950,000	6,846,405

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.9% (continued)
Collateralized Loan Obligations - 10.3% (continued)
STWD Ltd.
2022-FL3 D, 7.35% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	$11,066,257
2021-FL2 D, 7.29% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,504,023
Carlyle Direct Lending CLO LLC
2024-1A BR, 7.41% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/15/36◊,4	14,200,000	14,415,982
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.97% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,4	13,500,000	13,727,417
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.50% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,4	13,050,000	13,357,150
Cerberus Loan Funding XL LLC
2023-1A C, 9.06% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,4	12,750,000	12,938,945
Owl Rock CLO IX LLC
2024-9A CR, 6.82% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/22/37◊,4	12,550,000	12,616,309
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 7.58% (3 Month Term SOFR + 2.96%, Rate Floor: 2.70%) due 01/20/32◊,4	11,500,000	11,532,392
Fortress Credit BSL XV Ltd.
2024-2A CR, 7.23% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/18/33◊,4	11,150,000	11,210,566
KREF Ltd.
2021-FL2 AS, 5.80% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	11,000,000	10,787,907
Owl Rock CLO XVI LLC
2024-16A C, 7.92% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,4	10,150,000	10,307,105
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 7.92% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,911,265
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 7.79% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 07/25/33◊,4	9,300,000	9,313,905
Ballyrock CLO 14 Ltd.
2021-14A SUB, (WAC) due 07/20/37◊,4	9,750,000	9,312,225
Cerberus Loan Funding XLVI, LP
2024-2A C, 7.71% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 07/15/36◊,4	8,000,000	8,122,477
2024-2A D, 9.61% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,4	1,000,000	1,022,329
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	9,000,000	9,024,628
CIFC Funding Ltd.
2021-2A DR, 7.98% (3 Month Term SOFR + 3.36%, Rate Floor: 3.10%) due 04/20/30◊,4	8,100,000	8,146,483
BSPRT Issuer LLC
2024-FL11 C, 7.04% (1 Month Term SOFR + 2.64%, Rate Floor: 2.64%) due 07/15/39◊,4	7,825,000	7,816,725
Madison Park Funding XLVIII Ltd.
2021-48A D, 7.88% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 04/19/33◊,4	7,500,000	7,543,140
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.09% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	7,226,615

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.9% (continued)
Collateralized Loan Obligations - 10.3% (continued)
OCP CLO Ltd.
2024-38A SUB, (WAC) due 01/21/38◊,†††,4	8,250,000	$7,118,458
Madison Park Funding LVIII Ltd.
2024-58A D, 8.28% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,4	6,600,000	6,733,261
AGL CLO 35 Ltd.
2024-35A SUB, (WAC) due 01/21/38◊,4	7,750,000	6,675,075
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,9]	9,500,000	6,619,282
Cerberus Loan Funding XXXIII, LP
2021-3A C, 7.71% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 07/23/33◊,4	5,900,000	5,906,599
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 7.88% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 07/20/33◊,4	5,550,000	5,559,601
Cerberus Loan Funding XLVIII LLC
2024-4A D, 8.30% (3 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 10/15/36◊,4	5,350,000	5,478,189
KREF Funding V LLC
6.26% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	5,184,387	5,159,901
0.15% due 06/25/26†††,10	73,636,363	52,282
Cerberus Loan Funding XXXV, LP
2021-5A C, 7.52% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 09/22/33◊,4	5,150,000	5,156,086
Hamlin Park CLO Ltd.
2024-1A SUB, (WAC) due 10/20/37◊,4	5,550,000	4,945,050
Venture XIV CLO Ltd.
2020-14A CRR, 7.03% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,4	4,168,471	4,172,903
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 7.66% (3 Month Term SOFR + 3.01%, Rate Floor: 2.75%) due 04/16/33◊,4	4,050,000	4,072,419
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, (WAC) due 10/24/38◊,4	4,250,000	3,748,500
Wellfleet CLO Ltd.
2021-3A C, 7.17% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/35◊,4	3,400,000	3,405,547
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.83% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	2,750,000	2,809,133
HGI CRE CLO Ltd.
2021-FL2 D, 6.66% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,4	1,600,000	1,584,800
2021-FL2 E, 6.96% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,4	1,200,000	1,186,192
BDS Ltd.
2021-FL9 E, 7.09% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,567,653
PFP Ltd.
2024-11 B, 6.97% (1 Month Term SOFR + 2.49%, Rate Floor: 2.49%) due 09/17/39◊,4	2,239,942	2,234,575
GoldenTree Loan Management US CLO 4 Ltd.
2021-4A DR, 8.05% (3 Month Term SOFR + 3.41%, Rate Floor: 3.15%) due 04/24/31◊,4	2,000,000	2,011,730
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,9]	7,895,000	1,810,087
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,9]	19,435,737	1,705,363
BNPP IP CLO Ltd.
2014-2A E, 10.10% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,4	5,951,655	1,666,463

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.9% (continued)
Collateralized Loan Obligations - 10.3% (continued)
Wind River CLO Ltd.
2018-1A ARR, 5.94% (3 Month Term SOFR + 1.31%, Rate Floor: 1.05%) due 07/18/31◊,4	1,352,817	$1,352,194
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,9]	6,400,000	1,105,272
2013-3X SUB, due 10/15/30[9]	4,938,326	90,075
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,9]	5,650,000	708,637
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,9]	1,500,000	565,999
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,9]	11,700,000	219,235
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,9]	18,918,010	54,106
Dryden Senior Loan Fund
2015-37X, due 01/15/31[9]	1,897,598	33,569
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[4,9]	5,500,000	15,180
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,9]	13,790,000	1,379
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,9]	11,900,000	1,190
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3,9]	8,150,000	815
West CLO Ltd.
2013-1A SUB, due 11/07/25[4,9]	5,300,000	530
Total Collateralized Loan Obligations		806,695,214
Transport-Aircraft - 2.5%
AASET Trust
2024-1A, 6.26% due 05/16/49[4]	13,918,658	14,018,590
2021-1A, 2.95% due 11/16/41[4]	12,010,309	11,205,065
2020-1A, 3.35% due 01/16/40[4]	4,038,464	3,877,074
2021-2A, 3.54% due 01/15/47[4]	2,827,114	2,534,812
2020-1A, 4.34% due 01/16/40[4]	2,259,932	1,977,398
2019-2, 3.38% due 10/16/39[4]	1,954,889	1,876,837
2019-1, 3.84% due 05/15/39[4]	663,442	643,598
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	21,857,874	21,147,712
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49[4]	14,642,858	14,145,899
AASET Ltd.
2024-2A, 5.93% due 09/16/49[4]	14,200,926	14,115,955
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,11]	10,115,434	9,610,572
2019-1, 5.19% due 12/15/44[4,11]	4,716,821	4,247,432
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	11,816,357	11,297,041
Slam Ltd.
2024-1A, 5.34% due 09/15/49[4]	8,759,004	8,587,084
2021-1A, 3.42% due 06/15/46[4]	2,812,320	2,545,962
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[4]	4,769,396	4,388,157
2018-1, 4.13% due 06/15/43[4]	4,283,189	4,069,038
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	8,332,518	8,153,869
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	3,312,746	3,130,301
2017-1, 4.58% due 02/15/42[4]	2,973,486	2,931,878
2017-1, 6.30% due 02/15/42[4]	1,152,193	1,124,551
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]	7,190,492	6,960,474
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]	7,188,573	6,110,574
2020-1A, 3.23% due 03/15/40[4]	435,530	409,411
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]	6,851,789	6,312,758
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	5,144,784	5,041,975
Project Silver
2019-1, 3.97% due 07/15/44[4]	5,064,774	4,749,847

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.9% (continued)
Transport-Aircraft - 2.5% (continued)
WAVE LLC
2019-1, 3.60% due 09/15/44[4]		5,042,354	$4,726,248
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]		4,573,510	4,471,246
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]		4,605,782	4,171,838
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]		2,778,591	2,668,948
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]		1,087,886	1,080,832
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[4]		835,028	810,657
MAPS Trust
2021-1A, 2.52% due 06/15/46[4]		660,898	609,644
Total Transport-Aircraft			193,753,277
Financial - 2.1%
HarbourVest Structured Solutions IV Holdings, LP
7.55% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††		18,902,986	18,825,550
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	9,403,421	9,596,720
Thunderbird A
5.50% due 03/01/37†††		30,098,588	27,735,868
Lightning A
5.50% due 03/01/37†††		30,007,608	27,652,029
KKR Core Holding Company LLC
4.00% due 08/12/31†††		21,383,908	19,335,723
Ceamer Finance LLC
6.92% due 11/15/37†††		9,185,028	9,177,677
6.79% due 11/15/39†††		6,500,000	6,500,000
3.69% due 03/24/31†††		3,801,378	3,604,404
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		14,127,035	13,981,289
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		8,749,780	8,548,391
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		8,166,528	7,575,122
Thunderbird B
7.50% due 03/01/37†††		6,054,314	5,592,378
Lightning B
7.50% due 03/01/37†††		6,036,013	5,575,474
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		3,882,475	3,848,790
Total Financial			167,549,415
Infrastructure - 1.5%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]		39,650,000	37,939,899
2024-1A, 8.87% due 05/15/54[4]		5,950,000	6,166,002
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]		20,000,000	20,649,104
2021-1, 4.46% due 11/20/51[4]		11,750,000	11,258,572
2024-1A, 9.19% due 06/20/54[4]		7,250,000	7,589,371
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]		17,550,000	17,505,927
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]		7,150,000	6,749,931
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[4]		3,400,000	3,459,121
2024-1A, 6.04% due 11/20/54[4]		1,850,000	1,849,572
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[4]		4,925,000	4,673,297
Total Infrastructure			117,840,796
Net Lease - 0.5%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]		27,799,000	24,493,221
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[4]		11,123,438	11,302,381
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]		5,922,729	5,733,050
Total Net Lease			41,528,652
Insurance - 0.5%
Obra Longevity
8.48% due 06/30/39†††		34,300,000	35,591,471

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 18.9% (continued)
Insurance - 0.5% (continued)
CHEST
7.13% due 03/15/43†††		5,400,000	$5,497,543
Total Insurance			41,089,014
Whole Business - 0.5%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54[4]		17,750,000	18,220,045
2024-3A, 5.91% due 07/30/54[4]		9,050,000	8,836,091
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]		9,742,590	9,571,194
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]		2,648,438	2,643,371
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[4]		371,939	356,338
Total Whole Business			39,627,039
Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]		13,550,000	13,295,402
2020-SFR2, 4.50% due 10/19/37[4]		13,250,000	13,041,429
2020-SFR2, 3.37% due 10/19/37[4]		8,550,000	8,355,404
Total Single Family Residence			34,692,235
Asset Backed Securities - 0.3%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††		17,000,000	16,920,584
Akso Health Group
7.27% due 12/31/44		2,500,000	2,495,972
Total Asset Backed Securities			19,416,556
Consumer, Non-cyclical - 0.2%
IP Lending X Ltd.
2023-10A, 7.75% due 07/02/29†††,4		15,407,121	15,407,121
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]		4,250,000	3,870,845
Total Asset-Backed Securities
(Cost $1,499,380,669)			1,481,470,164

SENIOR FLOATING RATE INTERESTS††,◊ - 18.7%
Consumer, Cyclical - 5.3%
Zephyr Bidco Ltd.
10.20% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP	20,850,000	26,136,897
FR Refuel LLC
9.22% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28		20,638,787	20,432,399
Pacific Bells LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/10/28		11,882,244	11,876,303
due 11/10/28		7,570,000	7,566,215
Caesars Entertainment, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31		10,127,739	10,130,879
due 02/06/30		8,865,269	8,861,546
Fertitta Entertainment LLC
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29		18,730,856	18,784,801
Crash Champions Inc.
9.27% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29		18,743,924	17,707,197
Casper Bidco SAS (B&B Hotels)
7.17% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/21/31	EUR	16,996,376	17,655,027
MB2 Dental Solutions LLC
9.86% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		15,454,318	15,419,668
10.02% (3 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		2,083,822	2,047,394
9.84% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		202,000	179,930
QSRP Finco B.V.
8.03% (1 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR	8,600,000	8,913,222
7.87% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/16/31	EUR	6,600,000	6,840,379

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Consumer, Cyclical - 5.3% (continued)
Alexander Mann
10.67% (3 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		15,865,128	$15,329,680
Betclic Everest Group SAS
6.26% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/05/31	EUR	13,150,000	13,668,179
One Hotels GmbH
7.78% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR	10,400,000	10,826,949
First Brands Group LLC
9.85% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		10,899,729	10,192,026
Rent-A-Center, Inc.
7.34% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		9,704,277	9,704,277
Peer Holding III BV
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31		5,120,000	5,140,787
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/28/30		3,473,750	3,491,119
5.93% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/01/31	EUR	1,000,000	1,040,690
Drive Bidco B.V.
8.13% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/31†††	EUR	8,800,000	9,118,226
Belron Finance US, LLC
7.27% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31		8,668,275	8,738,748
Holding Socotec SAS
due 06/02/28		8,650,000	8,671,625
Shilton BidCo Ltd.
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 01/13/30	EUR	8,300,000	8,610,895
Eagle Bidco Ltd.
due 03/22/28	EUR	8,000,000	8,242,711
The Facilities Group
10.56% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††		8,308,410	8,177,636
NFM & J LLC
10.44% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,173,504	8,044,853
Grant Thornton Advisors LLC
7.61% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/02/31		5,655,825	5,651,187
due 05/30/31		1,604,348	1,603,032
PCI Gaming Authority, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		7,164,000	7,143,081
Scientific Games Corp.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		6,937,613	6,948,019
CCRR Parent, Inc.
9.03% (3 Month Term SOFR + 4.36%, Rate Floor: 5.11%) due 03/06/28		11,752,745	6,796,965
Apro LLC
8.27% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31		6,334,125	6,389,549
Oil Changer Holding Corp.
11.41% (3 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 02/08/27†††		6,345,020	6,292,794
Clarios Global, LP
5.97% ((1 Month EURIBOR + 3.00%) and (3 Month EURIBOR + 3.00%), Rate Floor: 3.00%) due 07/16/31	EUR	4,810,000	4,984,637
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30		1,170,000	1,173,510
Shaw Development LLC
10.43% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††		6,119,713	6,021,217
Entain Holdings (Gibraltar) Ltd.
5.93% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR	5,450,000	5,655,328

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Consumer, Cyclical - 5.3% (continued)
Accuride Corp.
11.93% (1 Month Term SOFR + 1.00%, Rate Floor: 6.06%) (in-kind rate was 5.87) due 05/18/26[12]		6,067,545	$2,889,669
14.85% (1 Month Term SOFR + 10.00%, Rate Floor: 12.00%) due 01/23/25†††		2,052,097	1,954,378
14.61% (1 Month Term SOFR + 10.00%, Rate Floor: 12.00%) due 01/23/25†††		99,351	94,383
Elvis UK HoldCo Ltd.
6.64% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/19/28	EUR	4,650,000	4,826,007
Packers Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		9,080,487	4,522,083
Alterra Mountain Co.
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28		4,436,400	4,461,377
ImageFIRST Holdings LLC
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††		3,834,225	3,834,226
Da Vinci Purchaser Corp.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 01/08/27		3,781,365	3,793,503
Parts Europe SA
6.34% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/03/31	EUR	3,550,000	3,689,631
Tacala Investment Corp.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31		3,574,538	3,595,377
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,588,631	3,117,011
Albion Financing 3 SARL
7.50% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 08/16/29	EUR	2,300,000	2,396,161
AmSpec Parent LLC
due 12/11/31		2,210,000	2,221,050
SHO Holding I Corp.
11.17% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††		1,690,162	1,677,422
16.57% (1 Month Term SOFR + 4.50%, Rate Floor: 11.67%) (in-kind rate was 4.90%) due 06/30/29†††,12		614,316	540,598
Congruex Group LLC
10.49% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		2,787,388	2,135,836
Allwyn Entertainment Financing US LLC
6.91% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 06/02/31		1,960,162	1,973,648
Dealer Tire LLC
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31		1,800,488	1,800,488
Checkers Holdings, Inc.
13.70% (6 Month Term SOFR + 3.00%, Rate Floor: 7.70%) (in-kind rate was 6.00%) due 06/16/28†††,12		1,306,715	1,306,715
11.70% (6 Month Term SOFR + 3.00%, Rate Floor: 7.70%) (in-kind rate was 4.00%) due 06/16/27†††,12		182,267	182,267
BIFM CA Buyer, Inc.
due 05/31/28		1,275,000	1,284,563
Verisure Holding AB
5.72% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR	370,000	384,300

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Consumer, Cyclical - 5.3% (continued)
WW International, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28		750,000	$162,000
Total Consumer, Cyclical			413,052,270
Technology - 3.1%
Sitecore Holding III A/S
10.14% (3 Month Term SOFR + 3.58%, Rate Floor: 5.81%) (in-kind rate was 4.33%) due 03/12/29†††,12		14,385,713	14,272,731
9.25% (3 Month EURIBOR + 3.50%, Rate Floor: 5.00%) (in-kind rate was 4.25%) due 03/12/29†††,12	EUR	10,073,338	10,355,637
Datix Bidco Ltd.
10.20% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP	12,072,000	15,001,146
9.93% (6 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		3,430,000	3,404,880
10.02% (1 Month GBP SONIA + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	GBP	162,000	179,149
10.02% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††		178,200	157,398
Visma AS
7.38% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR	16,296,596	16,717,055
Avalara, Inc.
10.58% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/19/28†††		16,000,000	15,855,474
DS Admiral Bidco LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31		15,880,200	15,364,094
Team.Blue Finco SARL
6.38% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 09/30/29	EUR	7,500,000	7,739,664
6.38% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	6,506,144	6,714,049
Planview Parent, Inc.
due 12/17/27		10,154,280	10,215,307
8.10% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27		4,099,426	4,131,893
Aston FinCo SARL
9.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	12,546,950	14,268,794
Wrench Group LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28		12,902,500	12,354,144
Zuora, Inc.
due 12/12/31		11,475,000	11,417,625
Concorde Lux
7.09% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR	10,525,431	10,886,967
Modena Buyer LLC
8.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31		10,420,000	10,062,698
Leia Finco US LLC
7.89% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31		10,065,000	10,047,688
Kerridge Commercial Systems Bidco Ltd.
due 03/27/25	GBP	7,997,768	10,013,231
Boxer Parent Co., Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31		8,670,000	8,734,071
Pushpay USA, Inc.
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††		7,645,000	7,683,225
Finastra
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††		7,611,482	7,557,841
Polaris Newco LLC
8.09% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 3.50%) due 06/04/26†††		5,402,867	5,210,541
6.86% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/02/28	EUR	997,423	994,870

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Technology - 3.1% (continued)
Blackhawk Network Holdings, Inc.
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29		3,920,300	$3,963,698
Azalea TopCo
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/30/31		3,920,175	3,927,545
Atlas CC Acquisition Corp.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28		3,014,554	2,013,722
Central Parent LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29		1,466,325	1,444,521
Redhalo Midco Ltd.
6.47% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/24/31	EUR	1,000,000	1,041,177
Precise Midco B.V.
6.34% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/15/30	EUR	1,000,000	1,038,048
Cloud Software Group, Inc.
7.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/29/29		735,211	736,799
Finastra USA, Inc.
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††		664,762	600,465
Xerox Corp.
8.34% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29		438,462	437,273
Total Technology			244,543,420
Industrial - 3.0%
Total Webhosting Solutions B.V.
7.36% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/31/31	EUR	18,000,000	18,599,627
Capstone Acquisition Holdings, Inc.
8.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		17,772,666	17,676,876
Fugue Finance LLC
due 12/05/31		9,520,000	9,595,398
8.26% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31		8,009,750	8,053,804
Merlin Buyer, Inc.
8.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		9,107,167	9,061,631
9.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28		8,245,101	8,224,488
Arcline FM Holdings, LLC
9.31% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28		14,011,291	14,079,386
Michael Baker International LLC
9.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28		10,406,179	10,438,750
Hobbs & Associates LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31		9,063,636	9,100,435
7.65% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31		906,364	910,043
Dispatch Terra Acquisition LLC
8.73% (3 Month Term SOFR + 4.40%, Rate Floor: 5.15%) due 03/27/28		10,033,277	9,539,941
Foundation Building Materials Holding Company LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31		8,138,500	7,999,169

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Industrial - 3.0% (continued)
DXP Enterprises, Inc.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30		7,870,774	$7,952,787
Quikrete Holdings, Inc.
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31		7,692,498	7,683,729
Boluda Towage S.L.
6.41% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR	7,215,385	7,515,110
Valcour Packaging LLC
8.34% (1 Month Term SOFR + 1.50%, Rate Floor: 6.09%) (in-kind rate was 2.25%) due 10/04/28[12]		4,193,873	3,657,057
9.73% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28		3,454,560	3,538,057
DG Investment Intermediate Holdings 2, Inc.
8.22% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28		7,062,554	7,118,489
PointClickCare Technologies, Inc.
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31		6,151,210	6,181,966
Integrated Power Services Holdings, Inc.
8.97% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††		5,816,944	5,800,769
Inspired Finco Holdings Ltd.
6.86% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR	5,200,000	5,419,078
Apave S.A.
due 12/09/31	EUR	4,850,000	5,044,231
Anchor Packaging LLC
8.32% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29		4,678,275	4,710,438
United Airlines, Inc.
6.63% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31		4,372,736	4,380,563
Mauser Packaging Solutions Holding Co.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27		4,184,848	4,210,251
FCG Acquisitions, Inc.
8.22% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28		4,021,843	4,043,963
MI Windows And Doors LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31		3,583,185	3,614,036
Artera Services LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31		3,593,522	3,556,580
EMRLD Borrower, LP
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31		2,094,750	2,100,867
6.93% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		1,258,493	1,262,205
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31†††		3,175,000	3,206,750
Aegion Corp.
8.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28		3,108,679	3,127,331
TK Elevator Midco GmbH
5.86% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR	2,927,043	2,925,423
Brown Group Holding LLC
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		1,392,661	1,396,797
7.00% ((1 Month Term SOFR + 2.50%) and (3 Month Term SOFR + 2.50%), Rate Floor: 3.00%) due 07/01/31		1,243,758	1,246,519

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Industrial - 3.0% (continued)
Cube A&D Buyer, Inc.
8.13% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/17/31		2,500,000	$2,512,500
ILPEA Parent, Inc.
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/22/28†††		2,066,936	2,064,352
NA Rail Hold Co. LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.25%) due 10/19/26		1,924,738	1,943,985
Cognita Ltd.
6.78% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/25/29	EUR	1,450,000	1,508,415
Madison Safety & Flow LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/26/31		1,396,500	1,405,661
White Cap Supply Holdings LLC
due 10/19/29		1,300,000	1,301,079
Air Canada
6.34% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31		992,500	995,607
Albion Financing 3 SARL
9.10% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/16/29		766,150	772,532
API Heat Transfer Thermasys Corp.
12.66% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††		484,752	484,752
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27†††		280,567	280,567
LBM Acquisition LLC
8.30% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31		498,747	493,814
Gulfside Supply, Inc.
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/17/31		368,803	370,001
Total Industrial			237,105,809
Consumer, Non-cyclical - 3.0%
Women's Care Holdings, Inc.
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		30,284,063	28,769,860
Midwest Veterinary Partners LLC
8.39% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28		20,021,746	20,046,773
HAH Group Holding Co. LLC
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		17,292,486	17,270,871
Nidda Healthcare Holding GmbH
7.01% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR	16,147,239	16,793,898
PlayCore
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30		16,550,808	16,690,497
Southern Veterinary Partners LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/30/31		14,061,941	14,146,313
Quirch Foods Holdings LLC
9.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27		14,982,623	13,933,839
LaserAway Intermediate Holdings II LLC
10.66% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27		12,158,498	11,580,969
Domidep
due 10/30/29	EUR	10,200,000	10,597,917
Blue Ribbon LLC
10.85% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		14,911,795	9,990,903

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Consumer, Non-cyclical - 3.0% (continued)
CHG PPC Parent LLC
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28		9,052,837	$9,092,488
Rainbow Finco SARL
9.45% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/26/29	GBP	7,250,000	9,073,211
Eyecare Partners LLC
9.33% (3 Month Term SOFR + 1.00%, Rate Floor: 5.72%) (in-kind rate was 3.61%) due 11/30/28[12]		8,881,884	6,872,358
10.37% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28		2,100,649	2,119,029
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28		8,051,000	7,957,045
Florida Food Products LLC
9.59% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28		8,645,325	7,283,686
Hanger, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31		5,049,810	5,093,996
Outcomes Group Holdings, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31		4,328,277	4,369,396
IVI America LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31		4,278,500	4,305,241
VC GB Holdings I Corp.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28		4,118,159	4,114,988
Froneri US, Inc.
6.36% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		3,200,000	3,200,576
Resonetics LLC
8.37% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31		2,812,950	2,827,746
7.60% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/18/31		25,000	25,131
Osmosis Holdings Australia II Pty Ltd.
8.05% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28		1,636,724	1,636,724
Medical Solutions Parent Holdings, Inc.
8.19% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28		2,212,075	1,551,527
Heritage Grocers Group LLC
11.18% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29		1,278,451	1,211,870
Bowtie Germany Bidco GMBH
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR	1,000,000	1,036,266
Electron BidCo, Inc.
due 11/01/28		675,000	676,944
Lyons Magnus
11.34% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 05/10/27		598,527	580,075
Weber-Stephen Products LLC
8.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/30/27		413,313	411,763
Moran Foods LLC
11.68% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††		1,041,920	256,980

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Consumer, Non-cyclical - 3.0% (continued)
TGP Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28		211,567	$205,725
Total Consumer, Non-cyclical			233,724,605
Financial - 2.9%
Higginbotham Insurance Agency, Inc.
8.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††		20,775,970	20,622,254
QTS Good News Facility
7.10% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/09/28		19,150,000	19,150,000
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29		11,421,375	11,368,380
7.31% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/29	EUR	7,000,000	7,108,072
Asurion LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30		15,311,625	15,256,963
8.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28		3,080,694	3,080,694
Aretec Group, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30		12,251,405	12,299,921
due 08/09/30		4,340,000	4,343,385
Eisner Advisory Group
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31		16,038,405	16,187,402
HighTower Holding LLC
8.07% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28		12,244,530	12,290,447
Claudius Finance Parent SARL
6.59% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/28	EUR	9,225,000	9,564,043
AqGen Island Holdings, Inc.
7.36% (3 Month Term SOFR + 3.61%, Rate Floor: 4.11%) due 08/02/28		9,054,232	9,129,699
Duff & Phelps
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27		5,946,128	5,804,907
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR	2,984,375	2,960,874
Nexus Buyer LLC
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31		8,428,875	8,449,947
Galaxy Bidco Ltd.
due 12/05/29	EUR	7,500,000	7,771,215
Pex Holdings LLC
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/19/31		6,000,000	6,022,500
Cross Financial Corp.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/31†††		5,828,292	5,857,434
Quimper AB
6.79% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/15/30	EUR	5,600,000	5,816,201
Tegra118 Wealth Solutions, Inc.
8.52% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27		5,579,836	5,337,448
HUB International Ltd.
7.37% (3 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 06/20/30		4,294,572	4,316,045
OEG Borrower LLC
7.85% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31		3,421,425	3,417,148
Apleona Holding GmbH
6.81% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/28/28	EUR	3,200,000	3,326,926
Alter Domus
8.12% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/17/31		3,137,934	3,159,115
Ardonagh Midco 3 plc
9.90% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/16/31†††		3,086,747	3,045,999

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Financial - 2.9% (continued)
Worldpay
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31		2,992,500	$3,004,350
Cervantes Bidco S.L.U.
6.46% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/13/31	EUR	2,800,000	2,912,133
Orion Advisor Solutions, Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30		2,394,000	2,413,822
Assetmark Financial Holdings, Inc.
7.08% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/05/31		2,200,000	2,206,182
Ardonagh Midco 3 plc
8.51% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/15/31		2,070,000	2,080,350
Howden Group Holdings Ltd.
due 02/15/31	EUR	2,000,000	2,076,220
Hyperion Refinance SARL
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/15/31		1,845,375	1,855,857
Virtu Financial
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31		1,250,000	1,252,350
Capstone Borrower, Inc.
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/17/30		327,251	329,195
Total Financial			223,817,478
Communications - 0.8%
Syndigo LLC
9.28% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27		21,984,241	22,011,721
Speedster Bidco GMBH
due 10/17/31	EUR	5,700,000	5,922,366
due 10/17/31		5,700,000	5,709,519
FirstDigital Communications LLC
8.72% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††		10,418,125	10,182,929
Zayo Group Holdings, Inc.
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	5,744,347
Cengage Learning, Inc.
7.96% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31		5,348,125	5,369,624
UFC Holdings LLC
6.77% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31		4,350,000	4,368,792
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31		3,620,762	2,932,817
9.47% (1 Month Term SOFR + 1.50%, Rate Floor: 5.97%) (in-kind rate was 3.50%) due 10/23/29[12]		1,010,510	992,826
Total Communications			63,234,941
Energy - 0.4%
BANGL LLC
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		13,616,538	13,697,420
Par Petroleum LLC
8.33% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		8,328,857	8,297,623
Bip PipeCo Holdings LLC
6.84% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30		3,557,189	3,564,303
Venture Global Calcasieu Pass LLC
7.33% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26		2,365,315	2,365,315

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.7% (continued)
Energy - 0.4% (continued)
Permian Production Partners LLC
12.47% (1 Month Term SOFR + 6.00%, Rate Floor: 10.47%) (in-kind rate was 2.00%) due 11/24/25[12]		691,484	$684,569
Total Energy			28,609,230
Basic Materials - 0.2%
Illuminate Buyer LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 12/31/29		5,785,500	5,837,049
GrafTech Finance, Inc.
due 11/04/29		5,221,215	5,221,215
Arsenal AIC Parent LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30		3,924,820	3,953,275
Eden S.A.S.
6.22% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/22/29	EUR	1,500,000	1,556,838
Discovery Purchaser Corp.
8.95% (3 Month Term SOFR + 4.36%, Rate Floor: 4.86%) due 10/04/29		997,500	1,001,989
Schur Flexibles GmbH
8.66% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR	787,500	475,307
Total Basic Materials			18,045,673
Total Senior Floating Rate Interests
(Cost $1,493,755,058)			1,462,133,426

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.4%
Government Agency - 6.8%
Uniform MBS 30 Year
due 03/01/25[13]		125,952,182	121,456,571
due 02/01/25[13]		76,900,000	75,861,081
due 02/01/25[13]		54,822,818	52,891,739
Fannie Mae
5.50% due 05/01/53		101,903,026	100,835,850
5.00% due 05/01/53		33,752,378	32,640,506
5.00% due 08/01/53		21,268,456	20,577,988
5.00% due 06/01/53		7,317,306	7,075,749
Freddie Mac
5.50% due 02/01/53		51,774,654	51,366,929
5.00% due 06/01/53		27,224,255	26,392,386
5.00% due 02/01/53		23,392,588	22,679,651
5.00% due 03/01/53		18,432,477	17,841,149
Total Government Agency			529,619,599
Residential Mortgage-Backed Securities - 5.7%
OBX Trust
2024-NQM5, 6.51% due 01/25/64[4]		12,495,000	12,523,559
2024-NQM6, 6.92% (WAC) due 02/25/64◊,4		6,901,000	6,992,687
2022-NQM9, 6.45% due 09/25/62[11]		6,608,773	6,624,448
2023-NQM2, 6.80% due 01/25/62[4,11]		5,350,162	5,376,376
2024-NQM4, 6.62% (WAC) due 01/25/64◊,4		5,250,000	5,278,630
2022-NQM8, 6.10% due 09/25/62[4,11]		3,760,387	3,755,155
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[4,11]		23,164,000	20,917,092
2024-RS2, 3.00% due 08/01/69[4,11]		8,150,000	7,531,374
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,11]		25,557,897	25,370,816
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/36◊		19,868,174	10,310,148
2006-WMC3, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊		7,710,777	5,597,471
2006-HE3, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊		4,537,451	4,030,289
2006-WMC4, 4.69% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊		6,838,800	3,546,533
2006-WMC4, 4.61% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 12/25/36◊		2,891,684	1,497,446
Top Pressure Recovery Turbines
7.51% due 11/01/69		24,727,151	24,850,787
Ameriquest Mortgage Securities Trust
2006-M3, 4.63% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊		18,048,632	9,768,804

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.4% (continued)
Residential Mortgage-Backed Securities - 5.7% (continued)
2006-M3, 4.69% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊	30,575,204	$8,821,546
2006-M3, 4.55% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	12,710,676	3,667,456
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.47%) due 04/25/37◊	22,723,757	8,381,983
2007-HE2, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	17,315,302	6,375,008
2007-HE4, 4.62% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	5,810,089	4,262,531
2007-HE4, 4.70% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	1,849,240	1,051,952
Long Beach Mortgage Loan Trust
2006-6, 4.95% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	13,253,972	5,024,859
2006-8, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	15,745,891	4,190,640
2006-1, 4.83% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊	3,495,255	2,932,209
2006-4, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊	9,640,020	2,786,479
2006-6, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	4,127,127	1,559,924
2006-8, 4.63% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	4,266,841	1,129,993
2006-6, 4.65% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊	2,389,106	901,488
FIGRE Trust
2024-HE5, 5.70% (WAC) due 10/25/54◊,4	7,556,724	7,493,862
2024-HE6, 5.97% (WAC) due 12/25/54◊,4	3,938,000	3,911,532
2024-HE4, 5.25% (WAC) due 09/25/54◊,4	3,589,942	3,514,406
2024-HE4, 5.30% (WAC) due 09/25/54◊,4	3,088,224	3,017,488
RALI Series Trust
2006-QO6, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	6,679,655
2007-QO2, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,720,327	3,895,393
2006-QO8, 4.85% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	2,506,600	2,391,204
2006-QO6, 4.91% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,779,977
2006-QO6, 4.97% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,138,884
2006-QO2, 4.99% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,047,489
2006-QO2, 5.13% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	561,407
2006-QO2, 4.89% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	36,895
American Home Mortgage Assets Trust
2006-6, 4.66% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	6,587,216	5,512,284
2006-1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	5,651,532	5,029,233
2006-3, 5.77% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,640,593	3,029,392

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.4% (continued)
Residential Mortgage-Backed Securities - 5.7% (continued)
LSTAR Securities Investment Ltd.
2024-1, 7.78% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	13,020,766	$13,009,150
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 4.70% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	8,923,451	7,475,809
2022-A, 6.17% due 09/25/62[4,11]	5,407,496	5,408,509
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.67% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 11/25/36◊	20,874,677	6,610,355
2006-2, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	18,356,265	5,812,891
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,11]	11,689,663	11,596,887
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,11]	8,060,294	8,022,295
2023-NQM2, 6.60% due 11/25/67[4,11]	2,576,935	2,581,994
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 4.67% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	18,172,344	7,838,929
2006-HE6, 4.65% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,144,253	1,390,793
2007-HE4, 4.68% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,631,027	1,145,193
IXIS Real Estate Capital Trust
2007-HE1, 4.61% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	22,944,559	5,245,906
2007-HE1, 4.68% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	16,255,898	3,716,552
GSAMP Trust
2007-NC1, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	16,938,688	8,645,652
Master Asset-Backed Securities Trust
2006-WMC3, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,666,426	3,255,465
2006-HE3, 4.65% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	9,056,708	2,683,961
2006-HE3, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,614,529	2,256,648
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,4	8,650,000	8,008,963
Finance of America HECM Buyout
2024-HB1, 6.00% (WAC) due 10/01/34◊,4	8,000,000	7,896,731
PRPM LLC
2024-4, 6.41% due 08/25/29[4,11]	7,766,713	7,785,108
GSAA Home Equity Trust
2006-3, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	9,468,453	4,587,617
2006-9, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	6,926,716	1,777,289
2007-7, 4.99% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	239,941	227,548
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,11]	6,320,644	6,300,726
First NLC Trust
2007-1, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,4	6,050,643	2,985,067
2007-1, 4.52% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,4	4,588,396	2,263,807

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.4% (continued)
Residential Mortgage-Backed Securities - 5.7% (continued)
Argent Securities Trust
2006-W5, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	8,144,895	$5,238,573
Alternative Loan Trust
2007-OA7, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,578,891	5,217,338
Home Equity Loan Trust
2007-FRE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	5,539,650	5,212,966
Lehman XS Trust Series
2006-18N, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	3,156,625	2,987,696
2006-10N, 4.87% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	2,088,451	1,856,488
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.87% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,631,892	1,872,792
2007-HE2, 4.97% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,800,539	1,355,585
2007-HE2, 4.69% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,816,921	1,077,897
2007-HE2, 5.29% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,553,241	438,549
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.91% (1 Month Term SOFR + 0.57%, Rate Floor: 0.57%) due 01/25/37◊	6,751,645	3,029,240
2007-HE4, 4.62% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,589,972	1,473,119
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,4	4,166,042	4,261,403
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.21% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	10,146,968	4,040,186
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,11]	3,971,645	3,963,080
HSI Asset Securitization Corporation Trust
2007-HE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,415,034	3,794,213
First Franklin Mortgage Loan Trust
2006-FF16, 4.87% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	6,971,502	2,814,837
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.67% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,393,716	2,764,797
Morgan Stanley Mortgage Loan Trust
2006-9AR, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,712,574	1,793,459
Alliance Bancorp Trust
2007-OA1, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,770,223	1,510,667
Nomura Resecuritization Trust
2015-4R, 3.10% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	888,272	854,514

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.4% (continued)
Residential Mortgage-Backed Securities - 5.7% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 3.50% due 06/26/36		374,040	$349,649
Total Residential Mortgage-Backed Securities			448,533,677
Commercial Mortgage-Backed Securities - 1.6%
BX Trust
2024-VLT4, 6.84% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,4		20,650,000	20,727,437
2023-DELC, 7.74% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,4		10,650,000	10,736,531
BX Commercial Mortgage Trust
2021-VOLT, 6.51% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4		20,650,000	20,598,375
2024-AIRC, 6.99% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,4		6,500,000	6,532,500
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4		21,644,000	20,304,334
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4		8,256,000	8,234,670
2020-DUNE, 7.17% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,4		7,340,000	7,000,623
2020-DUNE, 6.57% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4		2,750,000	2,650,231
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.40% (1 Month Term SOFR + 3.00%, Rate Floor: 2.64%) due 06/15/38◊,4		15,000,000	11,546,409
SMRT
2022-MINI, 6.35% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4		10,000,000	9,850,000
MHP
2022-MHIL, 7.01% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,4		8,204,525	8,173,758
Total Commercial Mortgage-Backed Securities			126,354,868
Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,4,10		155,110,505	7,914,593
2015-R1, 0.70% (WAC) due 11/25/52◊,4,10		147,980,400	7,084,606
2015-R1, 0.70% (WAC) due 11/25/55◊,4,10		62,333,279	3,534,733
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,4		5,385,833	5,034,247
Total Military Housing			23,568,179
Total Collateralized Mortgage Obligations
(Cost $1,277,731,152)			1,128,076,323

U.S. GOVERNMENT SECURITIES†† - 4.9%
U.S. Treasury Notes
4.25% due 03/15/27[18]		360,000,000	359,906,112
4.63% due 02/28/25		21,000,000	21,005,922
Total U.S. Government Securities
(Cost $380,491,239)			380,912,034

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
4.25% due 01/14/25[14]		42,000,000	41,941,279
Total U.S. Treasury Bills
(Cost $41,935,542)			41,941,279

CONVERTIBLE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[15]		21,951,000	20,359,553
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]		5,750,000	5,336,000
Total Convertible Bonds
(Cost $25,784,774)			25,695,553

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
12.10% due 09/30/26	EUR	438,970	400,262
12.63% due 09/30/26	EUR	295,269	269,233
8.66% due 09/30/26	EUR	292,063	266,310

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FIXED RATE INTERESTS†† - 0.0% (continued)
Industrial - 0.0% (continued)
Total Industrial			935,805
Total Senior Fixed Rate Interests
(Cost $1,062,145)			935,805

REPURCHASE AGREEMENTS††,16 - 3.0%
BNP Paribas
issued 12/31/24 at 4.45% due 01/02/25		86,315,303	86,315,303
BofA Securities, Inc.
issued 12/31/24 at 4.43% due 01/02/25		69,052,243	69,052,243
J.P. Morgan Securities LLC
issued 12/31/24 at 4.45% due 01/02/25		43,157,652	43,157,652
Bank of Montreal
issued 12/31/24 at 4.41% due 01/02/25		34,526,121	34,526,121
Total Repurchase Agreements
(Cost $233,051,319)			233,051,319

		Contracts/Notional Value~
LISTED OPTIONS PURCHASED† - 0.0%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00 (Notional Value $52,051,875)		8,625	86
Total Listed Options Purchased
(Cost $2,732,367)			86

OTC OPTIONS PURCHASED†† - 0.1%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $128,987,033)	EUR	81,423,000	1,289,135
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $128,987,033)	EUR	81,423,000	1,289,134
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $90,289,181)	EUR	56,995,000	904,975
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $42,613,895)	EUR	26,900,000	427,122
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $38,694,684)	EUR	24,426,000	387,840
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,017,828)	EUR	4,430,000	70,340
Total Foreign Exchange Options			4,368,546
Equity Options
Goldman Sachs International Gaotu Techedu, Inc. Expiring January 2025 with strike price of $110.00 (Notional Value $110,179,879)		810,981	37,224
Total OTC Options Purchased
(Cost $7,461,719)			4,405,770

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value~		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.60% (Notional Value $184,979,480)	GBP	147,700,000	$761,268
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.23% (Notional Value $200,258,760)	GBP	159,900,000	488,056
Total Interest Rate Call Swaptions			1,249,324
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.48% (Notional Value $200,258,760)	GBP	159,900,000	795,234
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $184,979,480)	GBP	147,700,000	435,272
Total Interest Rate Put Swaptions			1,230,506
Total OTC Interest Rate Swaptions Purchased
(Cost $3,282,605)			2,479,830
Total Investments - 101.3%
(Cost $8,321,934,077)			$7,947,268,493

OTC INTEREST RATE SWAPTIONS WRITTEN†† - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 2.73% (Notional Value $200,258,760)	GBP	159,900,000	$(243,247)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.10% (Notional Value $184,979,480)	GBP	147,700,000	(377,150)
Total Interest Rate Call Swaptions			(620,397)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.60% (Notional Value $184,979,480)	GBP	147,700,000	(625,210)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.23% (Notional Value $200,258,760)	GBP	159,900,000	(1,129,806)
Total Interest Rate Put Swaptions			(1,755,016)
Total OTC Interest Rate Swaptions Written
(Premiums received $2,882,044)			(2,375,413)
Other Assets & Liabilities, net - (1.3)%			(105,734,830)
Total Net Assets - 100.0%			$7,839,158,250

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	62,590,000	$(1,285,637)	$(1,331,127)	$45,490
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29		183,422,063	(4,094,112)	(3,909,275)	(184,837)
								$(5,379,749)	$(5,240,402)	$(139,347)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$17,220,000	$(864,769)	$(1,078,971)	$214,202
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	17,220,000	(2,478,795)	(2,591,298)	112,503
						$(3,343,564)	$(3,670,269)	$326,705

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	03/14/54	$3,060,000	$206,502	$295	$206,207
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	08/01/29	152,530,000	(1,906,292)	858	(1,907,150)
								$(1,699,790)	$1,153	$(1,700,943)

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	74,100	$43,428,528	$6,325,265

OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	5.33% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	37,000,000	56,454,600	2,224,699

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	EUR	Sell	303,105,000	318,212,359	USD	01/17/25	$3,962,473
Citibank, N.A.	GBP	Sell	58,875,000	74,631,598	USD	01/17/25	928,306
Barclays Bank plc	GBP	Sell	7,400,000	9,415,969	USD	01/17/25	152,201
Barclays Bank plc	CAD	Sell	5,635,000	3,970,952	USD	01/17/25	48,222
Bank of America, N.A.	EUR	Sell	5,600,000	5,844,848	USD	01/17/25	38,942
Bank of America, N.A.	EUR	Sell	2,285,000	2,410,656	USD	02/27/25	37,486
Barclays Bank plc	EUR	Sell	1,374,000	1,448,686	USD	02/27/25	21,668
Toronto-Dominion Bank	EUR	Sell	19,950,000	20,702,209	USD	01/17/25	18,666
Barclays Bank plc	EUR	Sell	2,800,000	2,905,741	USD	01/17/25	2,787
Citibank, N.A.	GBP	Buy	1,015,000	1,272,582	USD	01/17/25	(1,944)
Barclays Bank plc	EUR	Buy	6,230,000	6,481,556	USD	01/17/25	(22,485)
Bank of America, N.A.	EUR	Buy	3,150,000	3,315,424	USD	01/17/25	(49,601)
							$5,136,721

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.60%	10/31/25	3.60%	$184,979,480	$761,268
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.23%	10/28/25	3.23%	200,258,760	488,056
								$1,249,324
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.48%	10/28/25	4.48%	$200,258,760	$795,234
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	184,979,480	435,272
								$1,230,506

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	2.73%	10/28/25	2.73%	$200,258,760	$(243,247)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.10%	10/31/25	3.10%	184,979,480	(377,150)
								$(620,397)
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.60%	10/31/25	4.60%	$184,979,480	$(625,210)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.23%	10/28/25	4.23%	200,258,760	(1,129,806)
								$(1,755,016)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,585,987 (cost $9,914,104), or 0.1% of total net assets — See Note 6.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,136,870,598 (cost $3,262,295,840), or 40.0% of total net assets.
[5]	Rate indicated is the 7-day yield as of December 31, 2024.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is an interest-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[12]	Payment-in-kind security.
[13]	Security is unsettled at period end and does not have a stated effective rate.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Zero coupon rate security.
[16]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[17]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.
[18]	All or a portion of this security is pledged as collateral for swaptions and total return swap agreements at December 31, 2024.
[19]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

CAD — Canadian Dollar

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1

plc — Public Limited Company

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,707,369	$1,623,466	$2,824,069	$8,154,904
Preferred Stocks	24,510,255	276,975,591	27,496,800	328,982,646
Warrants	1,152	—	248	1,400
Exchange-Traded Funds	73,260,000	—	—	73,260,000
Mutual Funds	379,366,661	—	—	379,366,661
Money Market Funds	174,318,749	—	—	174,318,749
Corporate Bonds	—	2,080,277,256	141,805,288	2,222,082,544
Asset-Backed Securities	—	1,209,248,511	272,221,653	1,481,470,164
Senior Floating Rate Interests	—	1,218,136,815	243,996,611	1,462,133,426
Collateralized Mortgage Obligations	—	1,123,042,076	5,034,247	1,128,076,323
U.S. Government Securities	—	380,912,034	—	380,912,034
U.S. Treasury Bills	—	41,941,279	—	41,941,279
Convertible Bonds	—	25,695,553	—	25,695,553
Senior Fixed Rate Interests	—	935,805	—	935,805
Repurchase Agreements	—	233,051,319	—	233,051,319
Options Purchased	86	4,405,770	—	4,405,856
Interest Rate Swaptions Purchased	—	2,479,830	—	2,479,830
Credit Default Swap Agreements**	—	372,195	—	372,195
Interest Rate Swap Agreements**	—	206,207	—	206,207
Forward Foreign Currency Exchange Contracts**	—	5,210,751	—	5,210,751
Equity Index Swap Agreements**	—	6,325,265	—	6,325,265
Total Return Interest Rate Swap Agreements**	—	2,224,699	—	2,224,699
Total Assets	$655,164,272	$6,613,064,422	$693,378,916	$7,961,607,610

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$2,375,413	$—	$2,375,413
Credit Default Swap Agreements**	—	184,837	—	184,837
Interest Rate Swap Agreements**	—	1,907,150	—	1,907,150
Forward Foreign Currency Exchange Contracts**	—	74,030	—	74,030
Unfunded Loan Commitments (Note 5)	—	—	2,004,052	2,004,052
Total Liabilities	$—	$4,541,430	$2,004,052	$6,545,482

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$126,437,406	Yield Analysis	Yield	5.6%-8.8%	7.1%
Asset-Backed Securities	99,785,802	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	30,539,042	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	15,459,403	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	5,034,247	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	2,585,836	Enterprise Value	Valuation Multiple	2.1x-8.8x	5.1x
Common Stocks	238,191	Model Price	Liquidation Value	—	—
Common Stocks	42	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	72,159,732	Yield Analysis	Yield	6.7%-9.4%	7.0%
Corporate Bonds	39,196,128	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	18,009,428	Third Party Pricing	Trade Price	—	—
Corporate Bonds	12,440,000	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	27,496,800	Yield Analysis	Yield	6.6%	—
Senior Floating Rate Interests	134,650,332	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	58,279,928	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	48,854,993	Yield Analysis	Yield	10.0%-15.1%	10.5%
Senior Floating Rate Interests	1,954,378	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	256,980	Model Price	Liquidation Value	—	—
Warrants	248	Model Price	Liquidation Value	—	—
Total Assets	$693,378,916
Liabilities:
Unfunded Loan Commitments	$2,004,152	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had securities with a total value of $25,111,440 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $55,178,606 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$239,516,962	$5,406,232	$137,028,103	$267,381,117	$286	$2,971,450	$27,633,690	$679,937,840	$(1,325,732)
Purchases/(Receipts)	37,699,163	-	18,773,248	25,529,350	-	-	-	82,001,761	(1,849,839)
(Sales, maturities and paydowns)/ Fundings	(3,686,625)	(17,859)	(105,000)	(24,884,147)	-	(565)	-	(28,694,196)	656,633
Amortization of premiums/discounts	19,442	(30)	(1,836)	303,508	-	-	-	321,084	158,798
Total realized gains (losses) included in earnings	-	(29)	(16,758)	(623,200)	-	(18,207)	-	(658,194)	93,501
Total change in unrealized appreciation (depreciation) included in earnings	(3,377,260)	(354,067)	(1,392,469)	(4,072,838)	(38)	(128,651)	(136,890)	(9,462,213)	262,587
Transfers into Level 3	15,407,121	-	-	9,704,277	-	42	-	25,111,440	-
Transfers out of Level 3	(13,357,150)	-	(12,480,000)	(29,341,456)	-	-	-	(55,178,606)	-
Ending Balance	$272,221,653	$5,034,247	$141,805,288	$243,996,611	$248	$2,824,069	$27,496,800	$693,378,916	$(2,004,052)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$(3,591,755)	$(354,067)	$(1,703,540)	$(3,208,741)	$(38)	$(128,862)	$(136,890)	$(9,123,893)	$752,305

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Notes
4.45%			0.88% - 1.13%
Due 01/02/25	$86,315,303	$86,347,312	Due 09/30/26 - 10/31/26	$48,196,100	$45,639,795
			U.S. Treasury Inflation Indexed Bonds
			0.13% - 2.38%
			Due 10/15/28- 07/15/30	45,183,472	42,283,828
			U.S. Treasury Bill
			0.00%
			Due 02/18/25	140,000	139,235
			U.S. Treasury Bonds
			3.75% - 3.88%
			Due 02/15/43- 11/15/43	600	535
				93,520,172	88,063,393

BofA Securities, Inc.			U.S. Treasury Note
4.43%			1.88%
Due 01/02/25	69,052,243	69,077,735	Due 02/28/29	65,841,900	60,074,746
			U.S. Treasury Bond
			4.63%
			Due 05/15/54	10,550,800	10,358,544
				76,392,700	70,433,290

J.P. Morgan Securities LLC			U.S. Treasury Note
4.45%			4.63%
Due 01/02/25	43,157,652	43,173,656	Due 06/15/27	43,577,000	44,031,768

Bank of Montreal			U.S. Treasury Bonds
4.41%			3.00% - 3.63%
Due 01/02/25	34,526,121	34,538,809	Due 02/15/48- 05/15/53	45,599,900	35,225,339

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$45,503	$–	$–	$–	$–	$45,503	37,539	$–	$–
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	134,197,181	1,487,267	–	–	(1,092,504)	134,591,944	5,518,325	1,471,525	–
Guggenheim Strategy Fund II	20,765,053	38,752,807	(4,000,000)	(22,950)	155,483	55,650,393	2,239,452	744,584	–
Guggenheim Strategy Fund III	36,046,213	38,434,135	(7,600,000)	(64,965)	212,492	67,027,875	2,687,565	923,975	–
Guggenheim Ultra Short Duration Fund — Institutional Class	52,967,485	691,830	–	–	(52,392)	53,606,923	5,355,337	684,830	–
NAA Opportunity Fund[1]	33,415,126	–	–	–	–	–	–	291,398	–
NAA Risk Managed Real Estate Fund[1]	38,251,104	–	–	–	–	–	–	414,779	610,464
	$315,687,665	$79,366,039	$(11,600,000)	$(87,915)	$(776,921)	$310,922,638		$4,531,091	$610,464

*	Non-income producing security.
[1]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
MUNICIPAL BONDS†† - 88.2%
California - 14.2%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[1]	1,300,000	$733,479
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	531,723
Compton Unified School District General Obligation Unlimited
due 06/01/40[1]	1,000,000	528,545
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[2]	500,000	282,035
California Enterprise Development Authority Revenue Bonds
5.00% due 06/01/34[3]	250,000	261,962
El Monte Union High School District General Obligation Unlimited
due 06/01/43[1]	500,000	230,068
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	160,414
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	145,000	153,848
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	139,713
Coast Community College District General Obligation Unlimited
due 08/01/40[1]	250,000	131,573
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	103,166
Total California		3,256,526
Pennsylvania - 7.3%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	1,000,000	1,050,088
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	628,970
Total Pennsylvania		1,679,058
Oregon - 6.5%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[1]	2,000,000	631,583
due 06/15/50[1]	400,000	113,218
due 06/15/49[1]	350,000	104,533
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[1]	1,250,000	619,004
Total Oregon		1,468,338
Michigan - 5.9%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,079,002
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	186,699
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,139
Total Michigan		1,365,840
Nebraska - 5.5%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,051,158
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	209,124
Total Nebraska		1,260,282
Virginia - 5.4%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,255,000	1,076,569
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[1]	500,000	160,857
Total Virginia		1,237,426
New York - 4.9%
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	827,217
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	287,384
Total New York		1,114,601
Tennessee - 4.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	954,291
2.48% due 12/01/37	200,000	155,587
Total Tennessee		1,109,878
Maine - 4.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,075,134

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
MUNICIPAL BONDS†† - 88.2% (continued)
Arizona - 3.3%
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	500,000	$538,841
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	212,651
Total Arizona		751,492
Colorado - 2.8%
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	210,233
Canyons Metropolitan District No. 5 General Obligation Limited
4.13% due 12/01/54	200,000	188,456
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[1]	200,000	161,823
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	101,891
Total Colorado		662,403
North Carolina - 2.8%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	647,290
Texas - 2.7%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[1]	1,000,000	235,354
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	200,486
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	102,588
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	65,000	67,142
Total Texas		605,570
Oklahoma - 2.5%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	361,772
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	208,196
Total Oklahoma		569,968
Georgia - 2.3%
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	529,265
Washington - 1.8%
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	204,092
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	194,099
Total Washington		398,191
Arkansas - 1.5%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	331,700
West Virginia - 1.3%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	305,469
New Mexico - 1.1%
New Mexico Mortgage Finance Authority Revenue Bonds
4.95% due 09/01/38	245,000	257,534
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	10,000	9,956
Total New Mexico		267,490
Alaska - 1.1%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	262,751
South Carolina - 0.9%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	208,632
Ohio - 0.9%
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	202,226
Vermont - 0.9%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	201,324
Connecticut - 0.8%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	239,951	176,134
Massachusetts - 0.7%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	159,485
Wisconsin - 0.6%
Public Finance Authority Revenue Bonds
4.50% due 07/15/49[3]	150,000	141,731

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
MUNICIPAL BONDS†† - 88.2% (continued)
Kansas - 0.5%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	$102,502
Iowa - 0.4%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[4]	100,000	101,567
Missouri - 0.0%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	9,797	7,220
Louisiana - 0.0%
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,070
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,054
Total Municipal Bonds
(Cost $22,169,329)		20,209,617
Total Investments - 88.2%
(Cost $22,169,329)		$20,209,617
Other Assets & Liabilities, net - 11.8%		2,716,028
Total Net Assets - 100.0%		$22,925,645

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.67%	Quarterly	09/27/51	$2,550,000	$1,076,860	$(718)	$1,077,578
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	10/20/28	2,600,000	56,420	237	56,183
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.26%	Annually	05/24/53	400,000	47,304	105	47,199
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.98%	Annually	10/11/25	2,700,000	15,253	37	15,216
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	11/20/33	770,000	(2,637)	(5,777)	3,140
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.08%	Annually	12/23/29	970,000	1,555	302	1,253
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.02%	Annually	01/03/32	850,000	–	305	(305)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.04%	Annually	01/02/30	600,000	(424)	303	(727)
								$1,194,331	$(5,206)	$1,199,537

**	Includes cumulative appreciation (depreciation).
††	Value determined based on Level 2 inputs. — See Note 3.
[1]	Zero coupon rate security.
[2]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $403,693 (cost $413,597), or 1.8% of total net assets — See Note 6.
[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2024.

BofA — Bank of America

CME — Chicago Mercantile Exchange

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Municipal Bonds	$—	$20,209,617	$—	$20,209,617
Interest Rate Swap Agreements**	—	1,200,569	—	1,200,569
Total Assets	$—	$21,410,186	$—	$21,410,186

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$1,032	$—	$1,032

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Alameda Corridor Transportation Authority Revenue Bonds, due 10/01/51	5.20%	10/01/37	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Xplore, Inc.*,††	80,273	$401,365
Vacasa, Inc. — Class A*	18,219	89,273
Total Communications		490,638
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	44,094	71,355
YAK BLOCKER 2 LLC*,†††	40,754	65,952
API Heat Transfer Intermediate*,†††	31	41,911
BP Holdco LLC*,†††,1	532	645
Vector Phoenix Holdings, LP*,†††	532	11
Total Industrial		179,874
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	932
Total Common Stocks
(Cost $4,149,979)		671,444

PREFERRED STOCKS† - 2.7%
Financial - 2.3%
Wells Fargo & Co.††
3.90%	66,688,000	64,795,413
6.85%	12,840,000	13,252,812
7.63%	4,100,000	4,350,607
Markel Group, Inc.††
6.00%	72,131,000	71,995,978
Equitable Holdings, Inc.††
4.95%	68,525,000	68,128,781
Charles Schwab Corp.††
4.00%	73,673,000	63,601,978
Bank of New York Mellon Corp.††
3.75%	65,200,000	61,618,884
Citigroup, Inc.††
3.88%	31,175,000	30,268,436
4.00%	26,571,000	25,870,150
Goldman Sachs Group, Inc.††
7.50%	25,300,000	26,393,327
3.80%	25,830,000	24,940,539
3.65%	2,450,000	2,340,737
MetLife, Inc.††
3.85%	53,467,000	52,492,303
JPMorgan Chase & Co.††
3.65%	37,412,000	36,292,811
Bank of America Corp.††
4.38%	27,700,000	26,670,727
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[3]	15,731,000	15,750,664
CNO Financial Group, Inc.
5.13% due 11/25/60	710,775	13,590,018
Jackson Financial, Inc.
8.00%	472,000	12,347,520
Selective Insurance Group, Inc.
4.60%	541,225	9,374,017
Depository Trust & Clearing Corp.††
3.38%[3]	4,750,000	4,487,537
State Street Corp.††
6.70%	2,645,000	2,697,255
Corebridge Financial, Inc.
6.38% due 12/15/64	44,520	1,134,815
First Republic Bank††
4.25%*	2,368,525	1,421
4.50%*	276,775	111
Total Financial		632,396,841
Communications - 0.2%
AT&T Mobility II LLC
6.80%*,†††	47,000	47,864,800
Energy - 0.1%
Venture Global LNG, Inc.††
9.00%[3]	21,555,000	22,536,701
Government - 0.1%
CoBank ACB††
7.13%	16,500,000	16,774,164
4.25%	3,300,000	3,141,350
Total Preferred Stocks
(Cost $812,457,905)		722,713,856

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	913
Pershing Square SPARC Holdings, Ltd.*,†††,2	2,846,274	285
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	104
Total Warrants
(Cost $233,835)		1,302

MUTUAL FUNDS† - 0.9%
Guggenheim Limited Duration Fund — Class R6[1]	5,408,430	131,911,607
Guggenheim Strategy Fund III[1]	2,159,418	53,855,889
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,059,554	30,626,134
Guggenheim Strategy Fund II1	1,126,406	27,991,181
Total Mutual Funds
(Cost $240,357,041)		244,384,811

MONEY MARKET FUNDS***,† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[4]	95,003,052	95,003,052
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[4]	17,700,352	17,700,352
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.30%[4]	3,122,580	3,122,580
Total Money Market Funds
(Cost $115,825,984)		115,825,984

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4%
Government Agency - 23.0%
Uniform MBS 30 Year
due 03/01/25[5]	907,594,618	$875,199,843
due 03/01/25[5]	675,305,000	634,655,016
due 02/01/25[5]	650,482,382	627,569,791
due 03/25/25[5]	486,030,000	412,245,300
due 02/01/25[5]	269,860,000	266,214,191
due 03/01/25[5]	199,940,000	162,732,765
due 02/01/25[5]	192,250,000	149,417,277
Fannie Mae
5.00% due 05/01/53	213,599,609	206,709,550
6.00% due 09/01/54	187,508,825	189,719,324
3.00% due 05/01/52	213,331,979	181,644,937
5.50% due 05/01/53	171,717,660	169,790,983
5.50% due 09/01/54	162,045,670	160,645,516
5.50% due 06/01/54	150,686,480	148,751,847
5.50% due 06/01/53	147,281,952	145,601,316
5.00% due 04/01/53	109,922,500	106,402,140
5.00% due 08/01/53	76,766,371	74,274,199
5.00% due 06/01/53	26,484,887	25,610,959
due 12/25/43[6]	8,965,357	6,535,426
3.05% due 03/01/50	5,732,146	4,369,192
2.51% due 10/01/46	5,330,125	4,122,008
2.49% due 12/01/39	4,044,491	3,114,224
4.24% due 08/01/48	3,334,999	2,883,480
2.54% due 12/01/39	3,529,509	2,740,331
3.00% due 01/01/52	2,703,987	2,305,972
3.42% due 10/01/47	2,603,199	2,191,805
3.26% due 11/01/46	2,231,772	1,852,150
2.69% due 02/01/52	2,386,401	1,754,211
2.49% due 09/01/51	2,418,156	1,711,825
2.62% due 12/01/51	2,229,021	1,614,848
2.93% due 03/01/52	1,996,645	1,525,931
3.46% due 08/01/49	1,590,522	1,321,728
2.51% due 07/01/50	1,705,335	1,248,881
2.43% due 12/01/51	1,900,000	1,195,195
3.74% due 02/01/48	1,183,835	1,022,067
4.05% due 09/01/48	1,097,509	975,504
2.32% due 07/01/50	1,305,768	930,815
3.96% due 06/01/49	912,037	787,161
3.00% due 05/01/52	874,342	750,632
3.60% due 10/01/47	872,619	742,533
2.65% due 12/01/51	956,395	695,794
2.34% due 03/01/51	837,958	598,075
3.91% due 07/01/49	640,268	547,469
3.18% due 09/01/42	613,004	506,797
2.56% due 05/01/39	579,489	439,918
2.51% due 02/01/48	553,608	415,311
3.00% due 07/01/46	415,921	358,613
3.51% due 11/01/47	351,779	298,789
4.33% due 09/01/48	315,573	289,263
3.50% due 10/01/45	316,272	285,363
4.22% due 04/01/49	312,161	273,558
3.77% due 08/01/45	282,889	238,077
4.23% due 07/01/39	263,936	236,637
2.00% due 02/25/52	381,606	219,433
5.00% due 12/01/44	215,090	211,934
4.50% due 04/01/48	212,286	201,685
3.50% due 11/01/47	219,480	196,984
3.00% due 03/01/52	220,431	188,524
3.50% due 12/01/45	183,192	164,573
3.50% due 08/01/43	179,197	162,936
3.95% due 06/01/49	185,238	158,218
2.50% due 01/25/52	258,672	156,404
3.18% due 08/01/42	175,634	145,184
4.00% due 10/01/45	117,827	109,450
2.06% due 09/01/36	140,000	102,383
5.00% due 05/01/44	97,671	96,237
2.34% due 09/01/39	122,193	90,588
2.50% due 11/25/50	140,783	78,359
5.00% due 04/01/44	68,293	66,650
2.00% due 10/25/51	102,442	50,426
2.28% due 01/01/51	66,481	47,359
3.50% due 06/01/46	11,988	10,760
Freddie Mac
6.00% due 08/01/54	249,736,388	253,111,287
5.50% due 09/01/53	187,839,457	187,601,391
5.50% due 06/01/54	177,526,873	175,247,642
5.50% due 06/01/53	159,704,833	158,065,388
5.50% due 10/01/54	118,091,566	116,575,375
5.00% due 04/01/53	109,815,263	106,255,834
6.00% due 09/01/54	100,734,874	101,980,504
5.50% due 09/01/54	100,729,936	100,011,252
5.00% due 03/01/53	65,283,441	63,189,096
5.50% due 02/01/53	11,992,214	11,897,775
5.00% due 08/01/53	8,518,518	8,280,152
1.96% due 05/01/50	1,493,242	1,006,520
5.00% due 09/01/52	936,088	915,610
3.00% due 08/01/46	443,495	385,368
4.50% due 06/01/48	184,289	176,081
3.50% due 12/01/45	166,785	149,883
4.00% due 11/01/45	149,110	138,650
2.00% due 10/25/51	256,104	125,515
4.00% due 08/01/45	133,563	124,193
4.00% due 09/01/45	124,924	116,160
2.50% due 02/25/52	139,823	79,452
2.00% due 09/25/51	169,952	79,133
4.00% due 05/25/52	81,000	63,716
Ginnie Mae
due 02/01/25[5]	243,328,901	236,168,218
6.00% due 06/20/47	9,231,549	9,261,009
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	199,042,484	16,581,214
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	10,060,878	7,843,018
2.00% due 05/25/60	8,330,851	6,531,015
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	9,922,513	7,820,888
Total Government Agency		6,160,303,963
Residential Mortgage-Backed Securities - 10.4%
OBX Trust
2024-NQM5, 6.39% due 01/25/64[3,8]	18,348,404	18,436,475

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
2024-NQM6, 6.85% due 02/25/64[3,8]	15,785,330	$15,950,565
2024-NQM5, 5.99% due 01/25/64[3,8]	14,849,596	14,924,965
2024-NQM4, 6.07% due 01/25/64[3,8]	13,949,355	14,020,133
2024-NQM7, 6.24% due 03/25/64[3,8]	12,226,427	12,322,672
2024-NQM6, 6.45% due 02/25/64[3,8]	12,058,297	12,178,737
2024-NQM9, 6.44% due 01/25/64[3,8]	11,386,313	11,462,273
2022-NQM9, 6.45% due 09/25/62[3,8,9]	9,716,460	9,758,135
2024-NQM8, 6.59% due 05/25/64[3,8]	9,526,222	9,604,068
2024-NQM6, 6.70% due 02/25/64[3,8]	9,425,852	9,508,225
2024-NQM16, 5.89% due 10/25/64[3,8]	9,307,678	9,283,373
2024-NQM5, 6.29% due 01/25/64[3,8]	9,153,860	9,202,179
2024-NQM7, 6.60% due 03/25/64[3,8]	8,849,197	8,926,265
2024-NQM8, 6.23% due 05/25/64[3,8]	8,363,860	8,435,506
2024-NQM11, 6.23% due 06/25/64[3,8]	8,382,502	8,415,440
2024-NQM17, 6.02% due 11/25/64[3,8]	8,136,570	8,149,098
2024-NQM18, 5.87% due 10/25/64[3,8]	7,962,835	7,943,599
2024-NQM10, 6.33% due 05/25/64[3,8]	7,592,513	7,641,691
2024-NQM4, 6.32% due 01/25/64[3,8]	7,601,146	7,628,600
2024-NQM15, 5.72% due 10/25/64[3,8]	7,333,044	7,292,896
2024-NQM8, 6.44% due 05/25/64[3,8]	7,120,004	7,173,135
2024-NQM11, 6.13% due 06/25/64[3,8]	6,423,548	6,448,854
2024-NQM7, 6.45% due 03/25/64[3,8]	6,155,963	6,196,883
2024-NQM3, 6.13% due 12/25/63[3,8]	5,829,022	5,869,019
2024-NQM11, 5.88% due 06/25/64[3,8]	5,466,849	5,483,953
2024-NQM13, 5.37% due 06/25/64[3,8]	5,494,085	5,446,088
2023-NQM2, 6.32% due 01/25/62[3,8]	4,968,007	4,994,494
2024-NQM3, 6.33% due 12/25/63[8,9]	4,830,902	4,858,373
2023-NQM9, 7.66% due 10/25/63[8,9]	4,756,221	4,848,608
2024-NQM16, 5.73% due 10/25/64[8,9]	4,661,636	4,646,720
2024-NQM17, 5.86% due 11/25/64[8,9]	3,572,153	3,577,687
2024-NQM4, 6.22% due 01/25/64[8,9]	3,508,221	3,520,997
2024-NQM2, 6.18% due 12/25/63[8,9]	3,270,629	3,281,428
2022-NQM8, 6.10% due 09/25/62[8,9]	3,261,560	3,259,053
2024-NQM9, 6.28% due 01/25/64[8,9]	3,188,203	3,207,060
2023-NQM2, 6.72% due 01/25/62[8,9]	2,889,852	2,904,754
2024-NQM12, 5.83% due 07/25/64[8,9]	2,887,375	2,880,531
2024-NQM3, 6.43% due 12/25/63[8,9]	1,517,143	1,528,693
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	39,075,687	39,809,458
2024-HE6, 5.72% (WAC) due 12/25/54◊,3	31,500,000	31,519,687
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	27,351,339	27,165,552
2024-HE4, 5.06% (WAC) due 09/25/54◊,3	20,473,502	20,093,634
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	14,963,941	15,114,276
2024-HE3, 5.94% (WAC) due 07/25/54◊,3	11,793,112	11,883,510
2024-HE5, 5.59% (WAC) due 10/25/54◊,3	8,620,930	8,526,737
2024-HE3, 6.13% (WAC) due 07/25/54◊,3	4,898,677	4,936,098
2024-HE3, 6.23% (WAC) due 07/25/54◊,9	2,540,055	2,551,797
2024-HE6, 5.87% (WAC) due 12/25/54◊,9	2,500,000	2,483,365
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,8]	77,926,075	77,355,664
2023-NQM2, 4.50% due 05/25/62[3,8,9]	27,918,000	27,287,245
2024-NQM3, 6.19% due 03/25/64[3,8]	12,028,753	12,106,916
2021-HE1, 6.07% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	7,500,000	7,490,447
2024-NQM1, 6.40% due 12/01/63[3,8]	6,042,062	6,068,698
2024-NQM3, 6.50% due 03/25/64[3,8]	5,554,945	5,586,608

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
2023-NQM6, 7.06% due 09/25/63[3,8]	5,331,690	$5,395,578
2023-NQM5, 7.01% due 06/25/63[8,9]	3,317,792	3,349,937
2024-NQM3, 6.39% due 03/25/64[8,9]	2,037,370	2,049,046
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	90,797,013	83,342,252
2021-13, 2.50% (WAC) due 04/25/52◊,3	40,540,533	37,201,079
2024-NQM1, 5.85% due 02/25/64[3,8]	8,250,000	8,258,270
2024-NQM1, 5.95% due 02/25/64[3,8]	7,850,000	7,857,252
2024-NQM1, 5.59% due 02/25/64[3,8]	6,750,000	6,757,771
PRPM LLC
2021-5, 4.79% due 06/25/26[3,8]	47,373,062	47,162,261
2021-8, 4.74% (WAC) due 09/25/26◊,3	24,569,641	24,449,525
2024-RPL2, 3.50% due 05/25/54[3]	23,685,058	22,665,203
2024-6, 5.70% due 11/25/29[3,8]	14,035,365	14,036,775
2024-4, 6.41% due 08/25/29[3,8]	13,711,345	13,743,820
2022-1, 3.72% due 02/25/27[3,8]	9,266,015	9,239,436
2024-5, 5.69% due 09/25/29[3,8]	7,278,305	7,250,646
2023-RCF1, 4.00% due 06/25/53[8,9]	3,963,445	3,870,914
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[3,8]	27,880,695	28,049,328
2023-1, 4.75% due 09/26/67[3,8]	20,081,929	19,615,053
2023-2, 4.65% due 10/25/67[3,8]	19,739,363	19,411,707
2024-2, 5.99% due 01/25/69[3,8]	17,267,188	17,311,459
2024-4, 6.50% due 01/25/69[3,8]	8,588,439	8,632,789
2024-2, 6.19% due 01/25/69[3,8]	8,460,922	8,526,832
2024-2, 6.25% due 01/25/69[3,8]	7,803,906	7,840,314
2024-3, 4.80% due 11/26/68[8,9]	7,353,070	7,146,972
2024-4, 6.40% due 01/25/69[8,9]	4,230,758	4,259,391
2024-12, 6.01% due 10/25/69[8,9]	4,232,872	4,229,555
CSMC Trust
2021-RPL4, 4.80% (WAC) due 12/27/60◊,3	56,117,141	55,939,137
2021-RPL7, 4.19% (WAC) due 07/27/61◊,3	47,002,189	46,865,559
2021-RPL1, 4.08% (WAC) due 09/27/60◊,3	21,555,503	21,503,498
Legacy Mortgage Asset Trust
2021-GS2, 4.75% due 04/25/61[3,8]	32,291,379	32,280,706
2021-GS3, 4.75% due 07/25/61[3,8]	30,597,898	30,559,225
2021-GS5, 5.25% due 07/25/67[3,8]	20,300,361	20,247,862
2021-GS4, 4.65% due 11/25/60[8,9]	4,422,127	4,422,181
Vista Point Securitization Trust
2024-CES2, 5.25% due 10/25/54[3,8]	42,433,710	41,954,748
2024-CES3, 5.68% due 01/25/55[3,8]	34,050,000	34,103,220
2024-CES1, 6.68% due 05/25/54[3,8]	10,420,300	10,534,576
Verus Securitization Trust
2024-9, 5.69% due 11/25/69[3,8]	16,000,000	15,953,792
2023-7, 7.42% due 10/25/68[3,8]	14,842,978	15,082,937
2024-5, 6.65% due 06/25/69[3,8]	13,569,878	13,679,444
2022-8, 6.13% due 09/25/67[3,8,9]	12,768,839	12,742,214
2024-9, 5.89% due 11/25/69[3,8]	10,350,000	10,299,239
2024-1, 6.12% due 01/25/69[8,9]	3,188,576	3,193,851
2023-2, 6.85% due 03/25/68[8,9]	2,965,896	2,987,714
2024-5, 6.45% due 06/25/69[8,9]	2,292,209	2,307,396
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[3,8]	33,151,717	33,624,066
2024-2, 6.13% due 04/25/69[3,8]	11,137,971	11,197,974
2023-3, 7.58% due 09/25/68[3,8]	7,462,051	7,598,950
2021-2, 2.38% (WAC) due 08/25/66◊,9	7,108,000	4,824,278
2023-4, 7.62% due 10/25/68[8,9]	4,635,713	4,718,397
2024-2, 6.33% due 04/25/69[8,9]	4,588,677	4,608,681
2024-2, 6.43% due 04/25/69[8,9]	4,254,955	4,275,150

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
2024-1, 6.14% due 02/25/69[8,9]	3,638,476	$3,640,326
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,8]	51,275,286	46,686,148
2024-RS2, 3.00% due 08/01/69[3,8]	29,397,000	27,165,621
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[3,8]	20,199,006	20,133,222
2023-NQM3, 6.89% due 08/25/68[3,8]	15,395,748	15,583,459
2024-NQM2, 6.44% due 06/25/59[3,8]	11,378,848	11,456,495
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	10,387,328	9,564,478
2023-NQM3, 7.34% due 08/25/68[8,9]	3,915,471	3,973,761
2024-NQM2, 6.09% due 06/25/59[8,9]	3,315,072	3,332,261
2024-NQM2, 6.54% due 06/25/59[8,9]	2,519,422	2,536,539
2023-NQM2, 6.24% due 11/25/67[8,9]	2,463,247	2,463,248
2022-NQM4, 5.73% due 08/25/67[8,9]	1,880,333	1,873,485
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	24,264,461	12,291,595
2007-HE5, 4.79% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	25,473,711	10,676,241
2006-HE6, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	22,340,558	7,490,076
2006-HE5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,440,077	6,138,939
2007-HE3, 4.56% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	10,273,716	5,117,006
2006-HE4, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,676,711	3,873,002
2006-HE5, 4.95% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,454,001	3,677,808
2007-HE2, 4.54% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	7,962,704	3,563,144
2007-HE2, 4.58% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	7,566,159	3,386,051
2007-HE2, 4.66% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	5,957,605	2,666,447
2007-NC3, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	3,000,624	2,265,535
2007-HE6, 4.51% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	2,174,457	1,918,428
2007-HE3, 4.58% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,9	1,889,567	1,152,878
2006-HE6, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,831,902	950,366
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,8]	57,021,368	56,568,818
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	57,036,362	51,802,768
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,8]	51,907,218	51,743,643
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,3	22,576,666	22,541,126
2024-H7, 5.82% due 11/25/69[3,8]	10,601,217	10,576,395
2024-H7, 5.97% due 11/25/69[3,8]	6,723,920	6,683,172
2024-H5, 6.16% due 08/26/69[3,8]	5,648,168	5,637,562
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,8]	30,194,611	30,425,896
2024-CES4, 6.30% due 06/25/44[3,8]	6,277,325	6,316,861
2023-CES1, 6.52% (WAC) due 06/25/43◊,9	4,233,206	4,273,088
2023-CES2, 6.81% (WAC) due 09/25/43◊,9	3,673,988	3,721,185

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
Top Pressure Recovery Turbines
7.51% due 11/01/69	44,185,135	$44,406,060
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	56,653,257	34,712,765
2006-WMC4, 4.69% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	11,992,209	6,219,039
2006-WMC3, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,682,711	1,221,600
Towd Point Mortgage Trust
2024-4, 4.38% (WAC) due 10/27/64◊,3	38,099,375	36,853,124
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	4,902,413	4,951,204
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[3]	24,174,787	23,894,192
2024-NQM2, 5.42% due 09/25/64[3]	17,450,379	17,248,146
Home Equity Loan Trust
2007-FRE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	41,825,196	39,358,681
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,8]	15,288,762	15,291,626
2007-AMC1, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,3	19,542,000	10,545,524
2006-WF1, 4.94% due 03/25/36	12,955,736	6,210,246
2007-AMC3, 4.63% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,447,620	4,563,909
GSAMP Trust
2007-NC1, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	23,625,264	12,058,538
2006-HE8, 4.91% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	10,107,000	8,424,666
2006-NC2, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	11,047,419	6,165,283
2007-NC1, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/46◊	6,758,217	3,266,800
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[3,8]	28,050,000	27,780,350
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	20,984,160	20,911,213
2024-AFC2, 5.98% (WAC) due 10/25/59◊,3	5,599,022	5,587,053
Alternative Loan Trust
2007-OA4, 4.79% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	13,087,546	11,460,240
2007-OH3, 5.03% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	5,717,835	5,120,940
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,766,171	3,046,706
2007-OA7, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	2,069,820	1,935,680
2007-OH3, 4.89% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	568,373	532,382
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	11,331,180	10,268,666
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	11,138,635	10,161,531
Soundview Home Loan Trust
2006-OPT5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	20,542,162	19,724,634
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	20,000,000	19,435,868

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	18,182,822	$18,580,311
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.07% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	13,555,715	12,596,542
2007-ASP1, 4.85% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	7,869,208	3,133,651
2007-WM2, 4.66% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 02/25/37◊	5,883,121	2,427,622
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	17,784,522	17,846,850
NovaStar Mortgage Funding Trust Series
2007-2, 4.65% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	16,640,105	16,153,109
2007-1, 4.71% (1 Month Term SOFR + 0.37%, Rate Cap/Floor: 11.00%/0.26%) due 03/25/37◊	2,503,176	1,570,566
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[3,8]	9,229,502	9,156,665
2024-NQM3, 5.04% (WAC) due 07/25/69◊,3	8,607,826	8,527,282
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	120,318,478	16,616,427
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 4.61% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	29,237,793	8,089,469
2007-BR2, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	8,675,621	7,291,634
2006-HE2, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,107,441	1,204,832
IXIS Real Estate Capital Trust
2007-HE1, 4.56% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	31,276,731	7,148,065
2006-HE1, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,788,375	5,560,175
2007-HE1, 4.68% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	5,935,876	1,357,107
2007-HE1, 4.61% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,574,871	1,274,605
2007-HE1, 4.51% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,638,035	1,060,078
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.66% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	7,801,525	6,418,190
2006-AR10, 4.79% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	6,709,265	5,340,472
2006-AR9, 5.67% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,475,857	2,831,715
2006-7, 3.93% due 09/25/36	5,120,779	1,353,463
2006-8, 4.12% due 10/25/36	325,364	106,896
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.66% (WAC) due 02/25/61◊,3	15,448,103	15,399,446
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,3	14,650,000	14,386,515

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.41% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	13,534,569	$13,011,093
2006-BC4, 4.79% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,271,378	1,230,753
2006-BC6, 4.62% (1 Month Term SOFR + 0.28%, Rate Floor: 0.17%) due 01/25/37◊	40,809	40,395
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.41%) due 01/25/37◊	31,350,998	14,056,486
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,3	8,225,918	7,813,604
2020-1, 2.41% (WAC) due 02/25/50◊,3	6,327,629	6,015,114
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[3,8]	12,750,000	12,752,767
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.97% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	30,463,156	8,602,241
2006-HE6, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,353,955	3,514,043
American Home Mortgage Assets Trust
2007-5, 4.83% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	8,201,147	6,937,479
2006-4, 4.89% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,464,980	3,428,583
2006-6, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	1,869,353	1,561,072
LSTAR Securities Investment Ltd.
2024-1, 7.78% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	11,648,108	11,637,717
RALI Series Trust
2007-QO4, 4.83% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,596,338	3,201,523
2006-QO2, 4.89% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	2,859,870
2007-QO2, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,333,428	2,245,743
2006-QO6, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,026,802
2006-QO2, 4.99% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	944,411
2007-QO3, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	753,859	659,391
2006-QO2, 5.13% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	194,942
Ameriquest Mortgage Securities Trust
2006-M3, 4.61% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	25,921,196	7,479,107
2006-M3, 4.55% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	10,888,643	3,141,738
ABFC Trust
2007-WMC1, 5.70% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	13,893,275	9,870,446
Master Asset-Backed Securities Trust
2006-WMC4, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	10,231,732	3,268,801

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
2006-NC2, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	7,253,474	$2,667,258
2006-WMC3, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,498,424	1,851,763
2007-WMC1, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 01/25/37◊	5,668,386	1,585,909
HarborView Mortgage Loan Trust
2006-14, 4.78% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	5,673,046	5,243,951
2006-12, 4.86% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	4,154,445	3,643,702
Fremont Home Loan Trust
2006-E, 4.57% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	11,060,768	4,931,754
2006-D, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	9,955,157	3,475,585
First Franklin Mortgage Loan Trust
2006-FF16, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	19,114,957	7,701,233
First NLC Trust
2005-4, 5.23% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	5,902,135	5,751,761
2005-1, 4.91% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	1,924,849	1,675,276
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[3,8]	7,557,153	7,209,126
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 4.91% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,449,814	5,227,871
2007-A1, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	6,996,477	1,981,028
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.21% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	8,930,201	7,009,467
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	6,882,306	6,758,421
Long Beach Mortgage Loan Trust
2006-8, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	14,024,370	3,732,471
2006-6, 4.95% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,386,546	1,663,032
2006-8, 4.63% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,742,843	991,222
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	6,300,899	6,169,177
Option One Mortgage Loan Trust
2007-5, 4.67% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,496,996	3,835,656
2007-2, 4.70% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,629,557	2,267,071
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.72% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	6,165,614	5,972,368
Lehman XS Trust Series
2007-2N, 4.63% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,210,042	3,779,876

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
2007-15N, 4.95% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	1,086,419	$1,037,294
2006-10N, 4.87% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	263,804	234,504
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.60% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	15,927,870	5,043,890
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.62% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,357,567	3,196,898
2007-HE4, 4.70% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	3,129,550	1,780,265
CWABS Asset-Backed Certificates Trust
2006-12, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,327,108	4,841,842
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 5.64% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,041,578	3,289,442
2006-AR13, 5.71% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,275,119	1,069,208
2006-AR11, 5.75% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	559,455	482,574
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	9,031,791	2,991,279
2007-OA2, 5.60% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	1,943,401	1,695,211
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.19% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	4,592,897	4,359,341
GSAA Home Equity Trust
2006-5, 4.81% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	11,887,626	3,818,389
2007-7, 4.99% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	88,985	84,389
Impac Secured Assets CMN Owner Trust
2005-2, 4.95% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	3,738,942	3,372,450
GSAA Trust
2007-3, 4.79% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,424,188	2,824,246
ASG Resecuritization Trust
2010-3, 4.83% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,9	1,896,989	1,786,443
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 4.77% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,131,194	1,419,577
C-BASS Mortgage Loan Trust
2007-CB2, 3.56% due 02/25/37	2,424,234	1,411,807
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.03% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,401,756	1,347,209
Countrywide Asset-Backed Certificates
2005-15, 3.23% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	549,028	537,172

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Residential Mortgage-Backed Securities - 10.4% (continued)
Alliance Bancorp Trust
2007-OA1, 4.93% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	482,788	$412,000
Impac Secured Assets Trust
2006-2, 4.79% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	411,661	381,464
Structured Asset Investment Loan Trust
2004-BNC2, 5.65% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	219,928	218,196
2006-3, 4.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	152,999	145,047
Nomura Resecuritization Trust
2015-4R, 3.10% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,9	345,021	331,909
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,9	294,526	288,647
Morgan Stanley Re-REMIC Trust
2010-R5, 3.50% due 06/26/36[9]	85,986	80,379
GreenPoint Mortgage Funding Trust
2006-AR1, 5.03% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	83,960	72,341
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[3]	2	2
Total Residential Mortgage-Backed Securities		2,788,176,817
Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2021-VOLT, 6.51% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	60,050,000	59,899,875
2021-VOLT, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	52,000,000	51,870,863
2024-AIRC, 6.09% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	15,850,000	15,959,115
2024-AIRC, 6.54% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,3	11,400,000	11,449,875
2024-AIR2, 5.89% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 10/15/41◊,3	10,000,000	10,037,500
2022-LP2, 6.36% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	4,410,000	4,393,463
2024-AIR2, 6.19% (1 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 10/15/41◊,3	3,800,000	3,809,500
BX Trust
2024-VLT4, 6.54% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	20,650,000	20,714,531
2024-VLT4, 6.34% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	17,150,000	17,238,863

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
SMRT
2022-MINI, 6.35% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	32,500,000	$32,012,500
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.60% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,3	14,350,000	12,194,065
2016-JP3, 3.42% (WAC) due 08/15/49◊	10,290,000	8,838,615
2021-NYAH, 6.95% (1 Month Term SOFR + 2.55%, Rate Floor: 2.19%) due 06/15/38◊,3	8,000,000	6,558,085
2016-JP3, 1.31% (WAC) due 08/15/49◊,7	49,141,607	765,498
Life Mortgage Trust
2021-BMR, 6.86% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	15,466,117	15,040,799
2021-BMR, 6.26% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,3	4,163,955	4,059,856
Extended Stay America Trust
2021-ESH, 6.76% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	11,009,885	11,037,409
2021-ESH, 6.21% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,3	5,681,101	5,688,202
Citigroup Commercial Mortgage Trust
2019-GC43, 0.60% (WAC) due 11/10/52◊,7	203,722,712	5,076,424
2019-GC41, 1.03% (WAC) due 08/10/56◊,7	96,196,782	3,322,233
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	716,682
2016-P4, 1.89% (WAC) due 07/10/49◊,7	27,689,442	523,469
2016-C2, 1.65% (WAC) due 08/10/49◊,7	29,632,632	502,718
2016-P5, 1.37% (WAC) due 10/10/49◊,7	24,345,743	383,063
2016-GC37, 1.64% (WAC) due 04/10/49◊,7	18,672,023	216,256
2016-C3, 0.92% (WAC) due 11/15/49◊,7	8,895,508	111,425
2015-GC35, 0.71% (WAC) due 11/10/48◊,7	27,440,299	82,757
2015-GC29, 1.01% (WAC) due 04/10/48◊,7	10,427,888	104
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,3	5,350,000	5,336,467
2020-DUNE, 6.02% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,3	3,750,000	3,689,756
2020-DUNE, 6.57% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,3	1,000,000	963,720
BENCHMARK Mortgage Trust
2020-IG3, 3.13% (WAC) due 09/15/48◊,3	5,232,000	2,992,732
2019-B14, 0.75% (WAC) due 12/15/62◊,7	99,803,914	2,305,680
2018-B2, 0.45% (WAC) due 02/15/51◊,7	90,748,107	959,307
2018-B6, 4.59% (WAC) due 10/10/51◊	750,000	686,948
2018-B6, 0.40% (WAC) due 10/10/51◊,7	58,248,848	567,792
DBGS Mortgage Trust
2018-C1, 4.65% (WAC) due 10/15/51◊	7,588,000	7,010,962
GS Mortgage Securities Trust
2020-GC45, 0.65% (WAC) due 02/13/53◊,7	150,837,799	3,715,799
2019-GC42, 0.81% (WAC) due 09/10/52◊,7	64,372,444	1,929,596
2017-GS6, 1.00% (WAC) due 05/10/50◊,7	39,950,480	720,583
2017-GS6, 3.87% due 05/10/50	521,000	444,993
2015-GC28, 0.68% (WAC) due 02/10/48◊,7	373,694	4
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,422,888

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
2017-C7, 0.83% (WAC) due 10/15/50◊,7	112,355,655	$2,019,997
2016-C4, 0.70% (WAC) due 12/15/49◊,7	71,382,169	711,844
2016-C2, 1.47% (WAC) due 06/15/49◊,7	22,510,540	284,844
2017-C5, 0.87% (WAC) due 03/15/50◊,7	7,194,675	87,946
BMP Trust
2024-MF23, 6.04% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,3	4,900,000	4,907,656
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.91% (WAC) due 07/15/50◊,7	61,795,435	1,052,376
2017-RB1, 1.19% (WAC) due 03/15/50◊,7	32,293,342	706,688
2017-C42, 0.86% (WAC) due 12/15/50◊,7	32,837,150	681,942
2016-BNK1, 1.71% (WAC) due 08/15/49◊,7	33,443,437	668,401
2016-C35, 1.86% (WAC) due 07/15/48◊,7	20,468,405	390,697
2017-RC1, 1.37% (WAC) due 01/15/60◊,7	15,909,658	380,242
2016-NXS5, 1.39% (WAC) due 01/15/59◊,7	19,450,341	194,980
2015-NXS4, 0.99% (WAC) due 12/15/48◊,7	35,277,644	166,764
2016-C37, 0.77% (WAC) due 12/15/49◊,7	9,987,834	109,765
2015-P2, 0.91% (WAC) due 12/15/48◊,7	20,850,462	108,523
2015-C30, 0.86% (WAC) due 09/15/58◊,7	26,877,343	59,963
2015-NXS1, 0.95% (WAC) due 05/15/48◊,7	5,849,683	2,895
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,7	140,000,000	2,730,868
2017-BNK6, 0.78% (WAC) due 07/15/60◊,7	33,395,041	528,957
2017-BNK4, 1.33% (WAC) due 05/15/50◊,7	10,412,599	252,893
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,7	85,206,177	2,762,026
2016-C6, 1.85% (WAC) due 01/15/49◊,7	4,671,943	64,185
2015-C1, 0.45% (WAC) due 04/15/50◊,7	11,285,498	113
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,7	194,936,377	2,458,421
2015-CR26, 0.89% (WAC) due 10/10/48◊,7	72,828,685	139,139
2015-CR27, 0.90% (WAC) due 10/10/48◊,7	24,251,388	78,196
2015-CR24, 0.68% (WAC) due 08/10/48◊,7	36,505,730	44,745
2015-CR23, 0.84% (WAC) due 05/10/48◊,7	25,988,980	19,227
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,7	36,942,341	786,214
2017-C5, 1.13% (WAC) due 11/15/50◊,7	36,604,449	760,761
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,7	56,118,560	1,296,569
CD Mortgage Trust
2017-CD6, 0.89% (WAC) due 11/13/50◊,7	35,756,838	654,929
2016-CD1, 1.34% (WAC) due 08/10/49◊,7	27,747,770	323,137
2016-CD2, 0.56% (WAC) due 11/10/49◊,7	29,182,202	172,764
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,7	24,780,422	534,291
2017-CD3, 0.95% (WAC) due 02/10/50◊,7	30,881,738	487,842
CGMS Commercial Mortgage Trust
2017-B1, 0.72% (WAC) due 08/15/50◊,7	57,725,827	879,747
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.16% (WAC) due 07/15/50◊,7	46,420,438	763,482
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,7	20,705,088	326,113
2016-UB10, 1.72% (WAC) due 07/15/49◊,7	1,498,995	18,817
DBJPM Mortgage Trust
2017-C6, 0.95% (WAC) due 06/10/50◊,7	17,138,017	303,033
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49◊	275,000	244,264

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.4% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
CFCRE Commercial Mortgage Trust
2016-C3, 0.95% (WAC) due 01/10/48◊,7	38,161,368	$216,341
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.85% (WAC) due 12/15/47◊,7	58,908,459	132,603
SG Commercial Mortgage Securities Trust
2016-C5, 1.82% (WAC) due 10/10/48◊,7	4,411,038	81,309
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.01% (WAC) due 02/15/48◊,7	27,208,170	272
Total Commercial Mortgage-Backed Securities		365,847,753
Military Housing - 0.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.25% (WAC) due 11/25/55◊,3	108,700,061	93,665,417
2015-R1, 4.45% (WAC) due 11/25/52◊,3	20,273,315	17,992,129
2015-R1, 4.31% (WAC) due 10/25/52◊,3	13,021,059	10,789,625
2015-R1, 0.70% (WAC) due 11/25/55◊,3,7	163,342,430	9,262,659
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	12,364,692	10,771,669
2007-AETC, 5.75% due 02/10/52†††,3	7,003,850	5,943,125
2006-RILY, 5.09% (1 Month Term SOFR + 0.48%, Rate Floor: 0.37%) due 07/10/51◊,†††,3	6,635,628	4,557,267
2007-ROBS, 6.06% due 10/10/52†††,3	4,440,747	3,816,364
2007-AET2, 6.06% due 10/10/52†††,3	2,917,326	2,726,884
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	21,072,517	18,554,924
2005-DRUM, 5.47% due 05/10/50†††,3	4,253,922	3,653,407
2005-BLIS, 5.25% due 07/10/50†††,3	2,500,000	1,979,055
Total Military Housing		183,712,525
Total Collateralized Mortgage Obligations
(Cost $9,835,856,643)		9,498,041,058

CORPORATE BONDS†† - 26.3%
Financial - 12.1%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	101,800,000	83,763,537
3.25% due 11/15/30	53,530,000	45,854,774
Wilton RE Ltd.
6.00% [3,10,11]	83,863,000	83,925,563
CoStar Group, Inc.
2.80% due 07/15/30[3]	90,310,000	78,861,829
Morgan Stanley
6.63% due 11/01/34[11]	21,862,000	23,492,621
5.94% due 02/07/39[11]	23,310,000	23,386,440
5.52% due 11/19/55[11]	21,340,000	20,565,690
5.83% due 04/19/35[11]	9,625,000	9,808,292
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,748,000	50,076,009
5.30% due 01/15/29	15,867,000	15,751,977
3.25% due 01/15/32	4,150,000	3,554,491
4.00% due 01/15/30	475,000	442,406
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	40,530,206
2.90% due 12/15/31	20,200,000	17,187,134
5.70% due 07/01/34	12,075,000	12,055,194
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	46,832,000	45,110,874
5.50% due 11/15/25[3]	23,739,000	23,622,071
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	33,322,037
2.63% due 10/15/31	27,400,000	23,117,225
6.20% due 04/14/34	7,970,000	8,213,615
6.25% due 01/15/36	1,000,000	1,027,399
Nippon Life Insurance Co.
2.75% due 01/21/51[3,11]	45,350,000	38,259,975
5.95% due 04/16/54[3,11]	13,950,000	14,066,837
2.90% due 09/16/51[3,11]	10,380,000	8,788,089
FS KKR Capital Corp.
2.63% due 01/15/27	33,971,000	32,153,661
3.25% due 07/15/27	30,100,000	28,550,005
Safehold GL Holdings LLC
2.80% due 06/15/31	28,877,000	24,655,376
2.85% due 01/15/32	27,008,000	22,691,515
6.10% due 04/01/34	10,480,000	10,662,076
5.65% due 01/15/35	1,370,000	1,336,778
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	46,892,000	40,856,854
2.88% due 10/15/26[3]	15,892,000	15,078,563

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Financial - 12.1% (continued)
First American Financial Corp.
4.00% due 05/15/30	40,891,000	$38,116,166
2.40% due 08/15/31	11,875,000	9,769,789
5.45% due 09/30/34	8,270,000	7,974,268
Global Atlantic Finance Co.
4.70% due 10/15/51[3,11]	35,662,000	34,442,593
7.95% due 06/15/33[3]	12,224,000	13,534,620
6.75% due 03/15/54[3]	7,086,000	7,190,989
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	59,035,000	53,824,991
Standard Chartered plc
5.01% due 10/15/30[3,11]	53,518,000	52,551,757
4.64% due 04/01/31[3,11]	1,000,000	963,510
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	74,981,000	46,267,390
4.13% due 12/15/51[3,11]	3,600,000	3,425,798
3.95% due 05/15/60[3]	4,064,000	2,726,036
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	77,700,000	52,268,792
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	41,708,000	37,197,607
5.63% due 08/16/32	13,100,000	13,249,887
Macquarie Group Ltd.
2.69% due 06/23/32[3,11]	31,550,000	26,737,784
2.87% due 01/14/33[3,11]	19,981,000	16,879,109
1.63% due 09/23/27[3,11]	4,125,000	3,898,369
LPL Holdings, Inc.
6.00% due 05/20/34	22,970,000	23,386,811
4.00% due 03/15/29[3]	15,257,000	14,449,084
4.38% due 05/15/31[3]	9,541,000	8,800,537
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	29,094,611
7.11% due 08/22/43†††	15,200,000	15,472,407
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	39,650,000	37,193,183
6.63% due 10/15/31[3]	6,850,000	6,839,147
Lazard Group LLC
6.00% due 03/15/31	42,290,000	43,423,184
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	57,736,000	43,202,110
OneMain Finance Corp.
7.13% due 03/15/26	18,872,000	19,210,979
6.63% due 05/15/29	9,925,000	10,048,566
7.50% due 05/15/31	8,250,000	8,467,234
3.88% due 09/15/28	2,270,000	2,091,897
7.13% due 11/15/31	1,125,000	1,146,176
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	25,159,537
3.72% due 04/15/42†††	20,300,000	14,596,689
American National Group, Inc.
5.75% due 10/01/29	28,780,000	28,813,129
5.00% due 06/15/27	8,142,000	8,098,451
6.14% due 06/13/32[3]	2,000,000	1,968,143
Brookfield Finance, Inc.
5.68% due 01/15/35	9,400,000	9,465,612
4.70% due 09/20/47	9,790,000	8,437,495
3.50% due 03/30/51	9,526,000	6,565,967
3.63% due 02/15/52	9,380,000	6,525,464
5.97% due 03/04/54	4,425,000	4,472,614
6.35% due 01/05/34	1,640,000	1,728,465
Iron Mountain, Inc.
4.50% due 02/15/31[3]	18,937,000	17,312,398
6.25% due 01/15/33[3]	9,700,000	9,661,262
5.63% due 07/15/32[3]	8,431,000	8,053,834
4.88% due 09/15/27[3]	1,938,000	1,889,606
5.25% due 07/15/30[3]	74,000	70,637
CNO Financial Group, Inc.
6.45% due 06/15/34	23,390,000	24,165,167
5.25% due 05/30/29	11,125,000	11,046,644
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,11]	39,900,000	35,140,357
Bank of America Corp.
2.59% due 04/29/31[11]	28,440,000	25,054,672
5.52% due 10/25/35[11]	10,000,000	9,777,205
Stewart Information Services Corp.
3.60% due 11/15/31	39,359,000	34,075,865
CBS Studio Center
7.45% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/09/25◊,†††	34,100,000	34,039,657
Nuveen LLC
5.85% due 04/15/34[3]	25,425,000	25,729,023
5.55% due 01/15/30[3]	8,075,000	8,230,071
Old Republic International Corp.
5.75% due 03/28/34	33,750,000	33,788,089
Ares Finance Company II LLC
3.25% due 06/15/30[3]	37,075,000	33,521,610
Beacon Funding Trust
6.27% due 08/15/54[3]	31,900,000	31,503,285
National Australia Bank Ltd.
2.99% due 05/21/31[3]	14,525,000	12,553,486
3.35% due 01/12/37[3,11]	14,550,000	12,517,608
2.33% due 08/21/30[3]	7,498,000	6,377,263
TPG Operating Group II, LP
5.88% due 03/05/34	28,630,000	29,285,955
UBS Group AG
3.09% due 05/14/32[3,11]	33,400,000	29,050,725
Farmers Insurance Exchange
7.00% due 10/15/64[3,11]	28,140,000	29,011,412
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	38,678,000	28,262,177
Societe Generale S.A.
3.34% due 01/21/33[3,11]	22,830,000	19,296,947
6.07% due 01/19/35[3,11]	8,750,000	8,637,299

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Financial - 12.1% (continued)
PennyMac Financial Services, Inc.
5.38% due 10/15/25[3]	27,311,000	$27,237,708
Americo Life, Inc.
3.45% due 04/15/31[3]	32,364,000	27,170,649
Capital One Financial Corp.
6.38% due 06/08/34[11]	22,450,000	23,309,394
6.05% due 02/01/35[11]	2,570,000	2,611,252
5.88% due 07/26/35[11]	1,130,000	1,136,580
SLM Corp.
4.20% due 10/29/25	17,782,000	17,623,052
3.13% due 11/02/26	9,132,000	8,711,250
Westpac Banking Corp.
3.02% due 11/18/36[11]	15,650,000	13,240,338
2.96% due 11/16/40	12,214,000	8,692,335
2.67% due 11/15/35[11]	4,467,000	3,800,015
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]	24,480,000	25,157,283
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	24,357,423
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	26,450,000	24,162,492
Hunt Companies, Inc.
5.25% due 04/15/29[3]	25,121,000	23,810,918
Meiji Yasuda Life Insurance Co.
5.80% due 09/11/54[3,11]	23,600,000	23,655,908
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	19,525,000	15,201,009
3.83% due 03/11/51[3]	12,668,000	7,646,633
Aon North America, Inc.
5.45% due 03/01/34	22,300,000	22,261,134
Brown & Brown, Inc.
5.65% due 06/11/34	21,200,000	21,222,918
2.38% due 03/15/31	57,000	47,892
Reinsurance Group of America, Inc.
5.75% due 09/15/34	20,050,000	20,207,759
QTS Good News Facility
7.80% (3 Month Term SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊	19,496,709	19,496,709
PartnerRe Finance B LLC
4.50% due 10/01/50[11]	21,056,000	19,470,567
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[3]	17,100,000	19,447,986
Lloyds Banking Group plc
5.46% due 01/05/28[11]	17,200,000	17,344,602
3.51% due 03/18/26[11]	1,580,000	1,574,358
Markel Group, Inc.
6.00% due 05/16/54	18,900,000	18,716,593
BPCE S.A.
7.00% due 10/19/34[3,11]	10,000,000	10,655,879
5.94% due 05/30/35[3,11]	7,750,000	7,680,391
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,11]	18,300,000	18,148,385
JPMorgan Chase & Co.
2.96% due 05/13/31[11]	17,276,000	15,453,540
5.86% (SOFR + 1.20%) due 01/23/28◊	1,850,000	1,873,164
2.07% due 06/01/29[11]	900,000	817,794
BNP Paribas S.A.
5.50% due 05/20/30[3,11]	15,990,000	16,010,166
1.32% due 01/13/27[3,11]	1,640,000	1,578,726
Brookfield Capital Finance LLC
6.09% due 06/14/33	16,800,000	17,382,062
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	16,600,000	16,663,165
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,11]	18,000,000	16,214,628
QBE Insurance Group Ltd.
5.88% [3,10,11]	15,700,000	15,682,997
RGA Global Funding
5.50% due 01/11/31[3]	12,750,000	12,883,932
5.05% due 12/06/31[3]	2,700,000	2,655,353
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	22,210,000	15,308,240
Prudential Financial, Inc.
3.70% due 10/01/50[11]	17,139,000	15,246,748
Globe Life, Inc.
5.85% due 09/15/34	9,810,000	9,865,082
2.15% due 08/15/30	5,510,000	4,664,788
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	15,973,600	14,487,842
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	14,147,391
4.75% due 02/01/30	81,000	71,650
GA Global Funding Trust
2.90% due 01/06/32[3]	16,400,000	13,737,735
Assurant, Inc.
2.65% due 01/15/32	14,323,000	11,990,127
6.75% due 02/15/34	1,450,000	1,563,329
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	12,675,000	13,036,903
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,859,175
5.89% (SOFR + 1.17%) due 07/09/29◊	2,000,000	2,027,235
NatWest Group plc
6.02% due 03/02/34[11]	10,130,000	10,377,297
4.45% due 05/08/30[11]	1,100,000	1,060,840
Ryan Specialty LLC
5.88% due 08/01/32[3]	11,325,000	11,205,442
HSBC Holdings plc
6.16% due 03/09/29[11]	8,700,000	8,935,369
5.29% due 11/19/30[11]	2,210,000	2,195,328

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 26.3% (continued)
Financial - 12.1% (continued)
Australia & New Zealand Banking Group Ltd.
5.20% due 09/30/35[3,11]		10,000,000	$9,572,967
2.57% due 11/25/35[3,11]		1,600,000	1,356,436
Encore Capital Group, Inc.
8.50% due 05/15/30[3]		9,950,000	10,466,306
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[3]		10,677,623	9,585,729
5.37% due 12/01/50[9]		725,014	607,198
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[3,11]		10,150,000	10,016,676
KKR Group Finance Company X LLC
3.25% due 12/15/51[3]		15,150,000	9,888,651
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]		14,970,000	9,533,793
Goldman Sachs Group, Inc.
6.13% [10,11]		9,350,000	9,229,519
Galaxy Bidco Ltd.
8.13% due 12/19/29[3]	GBP	7,200,000	9,069,506
Blue Owl Finance LLC
6.25% due 04/18/34		8,820,000	9,061,149
Aretec Group, Inc.
10.00% due 08/15/30[3]		8,275,000	9,037,475
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51		13,031,000	8,925,967
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]		9,000,000	8,740,740
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]		8,600,000	8,515,061
Kemper Corp.
2.40% due 09/30/30		10,006,000	8,489,720
Credit Agricole S.A.
5.34% due 01/10/30[3,11]		6,050,000	6,048,559
6.11% (SOFR + 1.21%) due 09/11/28◊,3		2,208,000	2,222,131
Five Corners Funding Trust III
5.79% due 02/15/33[3]		7,550,000	7,739,435
CNO Global Funding
1.75% due 10/07/26[3]		7,400,000	6,994,720
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,11]		6,200,000	6,137,007
Ohana Military Communities LLC
5.56% due 10/01/36[3]		3,820,000	3,677,781
5.78% due 10/01/36[3]		2,200,000	2,155,208
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]		5,788,104	4,708,344
5.24% due 08/01/50[3]		1,060,568	946,020
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]		8,263,000	5,513,581
Belvoir Land LLC
5.60% due 12/15/35[3]		5,600,000	5,274,836
Deloitte LLP
7.33% due 11/20/26†††		4,800,000	4,960,169
Demeter Investments BV
5.63% due 08/15/52		4,900,000	4,888,451
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]		4,710,000	4,714,278
Manulife Financial Corp.
4.06% due 02/24/32[11]		4,815,000	4,695,379
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50		6,852,000	4,694,838
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††		4,620,000	4,576,819
Horace Mann Educators Corp.
4.50% due 12/01/25		4,560,000	4,529,558
CBRE Services, Inc.
5.95% due 08/15/34		3,500,000	3,608,989
HS Wildcat LLC
3.83% due 12/31/50†††		4,947,092	3,486,729
UWM Holdings LLC
6.63% due 02/01/30[3]		3,500,000	3,478,377
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[3]		3,600,000	3,345,001
Commonwealth Bank of Australia
3.61% due 09/12/34[3,11]		3,550,000	3,266,290
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]		2,780,000	2,752,746
Enstar Group Ltd.
3.10% due 09/01/31		1,670,000	1,427,894
4.95% due 06/01/29		1,250,000	1,228,324
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]		2,540,000	2,539,837
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]		2,710,000	2,475,610
Nordea Bank Abp
5.92% (SOFR + 1.02%) due 09/10/29◊,3		2,190,000	2,201,917
Pine Street Trust III
6.22% due 05/15/54[3]		2,140,000	2,159,484

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Financial - 12.1% (continued)
Athene Global Funding
2.67% due 06/07/31[3]	1,550,000	$1,316,874
5.63% (SOFR Compounded Index + 1.21%) due 03/25/27◊,3	500,000	502,791
2.65% due 10/04/31[3]	400,000	335,909
Swedbank AB
5.65% (SOFR + 1.03%) due 11/20/29◊,3	2,140,000	2,146,461
Jackson Financial, Inc.
4.00% due 11/23/51	3,110,000	2,144,258
Fidelity National Financial, Inc.
2.45% due 03/15/31	2,540,000	2,142,447
Apollo Global Management, Inc.
5.80% due 05/21/54	2,130,000	2,139,007
Citibank North America
5.33% (SOFR + 0.71%) due 11/19/27◊	2,080,000	2,083,501
Sumitomo Mitsui Trust Bank Ltd.
5.88% (SOFR + 0.98%) due 09/10/27◊,3	2,060,000	2,077,304
Aurora Military Housing LLC
5.82% due 07/15/34[3]	2,159,161	2,069,371
DNB Bank ASA
5.70% (SOFR + 1.06%) due 11/05/30◊,3	2,000,000	2,003,600
Deutsche Bank AG NY
3.55% due 09/18/31[11]	1,990,000	1,786,620
Skandinaviska Enskilda Banken AB
5.79% (SOFR + 0.89%) due 03/05/27◊,3	1,730,000	1,742,177
Ares Finance Company IV LLC
3.65% due 02/01/52[3]	2,450,000	1,715,281
Jackson National Life Global Funding
1.75% due 01/12/25[3]	1,650,000	1,648,627
Mizuho Financial Group, Inc.
5.59% due 07/10/35[11]	1,630,000	1,645,896
BGC Group, Inc.
8.00% due 05/25/28	1,410,000	1,496,869
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]	1,617,000	1,488,240
F&G Global Funding
2.30% due 04/11/27[3]	790,000	740,409
2.00% due 09/20/28[3]	800,000	703,688
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[3]	2,150,000	1,403,030
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	1,542,145	1,311,595
Fort Knox Military Housing Privatization Project
4.85% (1 Month Term SOFR + 0.45%) due 02/15/52◊,3	1,619,383	1,260,337
Banco Santander S.A.
6.94% due 11/07/33	1,000,000	1,087,782
Midwest Family Housing LLC
5.58% due 01/01/51[3]	1,260,087	1,049,634
Belrose Funding Trust
2.33% due 08/15/30[3]	1,230,000	1,036,333
Barclays plc
6.08% (SOFR + 1.49%) due 03/12/28◊	1,000,000	1,011,718
Regions Financial Corp.
5.50% due 09/06/35[11]	1,030,000	1,005,790
Bank of Nova Scotia
5.72% (SOFR Compounded Index + 1.08%) due 08/01/29◊	1,000,000	1,003,300
KKR Group Finance Company II LLC
5.50% due 02/01/43[3]	1,000,000	958,251
Citizens Financial Group, Inc.
6.65% due 04/25/35[11]	900,000	948,794
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[11]	500,000	500,375
Pacific Beacon LLC
5.51% due 07/15/36[3]	500,000	471,917
Peachtree Corners Funding Trust
3.98% due 02/15/25[3]	215,000	214,543
Equitable Holdings, Inc.
4.57% due 02/15/29[3]	65,000	63,341
Atlas Mara Ltd.
due 12/31/21†††,12	542,348	1
Total Financial		3,243,095,050
Industrial - 3.4%
AP Grange Holdings
6.50% due 03/20/45†††	157,844,408	159,817,463
5.00% due 03/20/45†††	16,400,000	17,302,000
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	62,000,000	62,000,000
TD SYNNEX Corp.
2.65% due 08/09/31	34,240,000	28,796,527
2.38% due 08/09/28	15,581,000	14,133,281
6.10% due 04/12/34	11,960,000	12,273,565
Boeing Co.
6.53% due 05/01/34	35,895,000	37,603,907
6.86% due 05/01/54	7,175,000	7,625,924
3.75% due 02/01/50	10,492,000	7,155,946
Builders FirstSource, Inc.
6.38% due 03/01/34[3]	52,000,000	51,320,671
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	60,671,540	48,239,717

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 26.3% (continued)
Industrial - 3.4% (continued)
Vontier Corp.
2.95% due 04/01/31		36,612,000	$31,441,326
2.40% due 04/01/28		14,150,000	12,769,385
Dyal Capital Partners IV
3.65% due 02/22/41†††		41,800,000	36,066,130
Flowserve Corp.
3.50% due 10/01/30		17,421,000	15,892,126
2.80% due 01/15/32		17,350,000	14,753,223
Berry Global, Inc.
5.80% due 06/15/31[3]		20,700,000	21,069,482
5.65% due 01/15/34[3]		9,050,000	9,075,913
TransDigm, Inc.
6.00% due 01/15/33[3]		16,200,000	15,876,901
6.63% due 03/01/32[3]		7,300,000	7,365,888
6.88% due 12/15/30[3]		5,375,000	5,454,952
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]		23,759,000	24,239,169
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††		22,700,000	23,223,921
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[3]		22,000,000	21,960,859
Stadco LA LLC
3.75% due 05/15/56†††		31,000,000	20,937,396
Trinity Industries, Inc.
7.75% due 07/15/28[3]		13,225,000	13,724,007
Graphic Packaging International LLC
6.38% due 07/15/32[3]		13,025,000	13,063,606
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26		13,079,000	12,936,055
Weir Group plc
2.20% due 05/13/26[3]		13,015,000	12,514,157
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	11,443,748
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,686,831
6.25% due 02/15/29		4,500,000	4,497,076
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[3]		11,046,000	11,082,756
Textron, Inc.
6.10% due 11/15/33		10,000,000	10,422,323
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]		9,850,000	9,865,775
Owens Corning
5.95% due 06/15/54		6,310,000	6,235,157
3.50% due 02/15/30		3,760,000	3,491,436
Sonoco Products Co.
5.00% due 09/01/34		9,000,000	8,534,301
Sealed Air Corp.
6.50% due 07/15/32[3]		8,500,000	8,513,039
QTS Irving DC3 LLC
5.96% due 07/09/29†††		7,000,000	7,059,451
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,297,214
GATX Corp.
6.05% due 06/05/54		5,328,000	5,461,737
3.50% due 06/01/32		480,000	423,505
4.70% due 04/01/29		125,000	123,096
Wrangler Holdco Corp.
6.63% due 04/01/32[3]		5,900,000	6,006,195
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	5,834,961
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††		5,880,000	5,825,042
Amazon.com, Inc.
2.65% due 10/10/42†††		6,547,474	5,175,371
Enpro, Inc.
5.75% due 10/15/26		5,007,000	4,981,965
Mueller Water Products, Inc.
4.00% due 06/15/29[3]		5,216,000	4,818,943
EnerSys
6.63% due 01/15/32[3]		4,725,000	4,748,852
Ball Corp.
6.88% due 03/15/28		4,350,000	4,449,113
Genesee & Wyoming, Inc.
6.25% due 04/15/32[3]		3,925,000	3,948,664
Hope Gas Holdings LLC
5.99% due 09/01/33†††		3,000,000	2,874,491
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[3]		3,100,000	2,759,000
Avnet, Inc.
5.50% due 06/01/32		1,550,000	1,518,601
Clean Harbors, Inc.
6.38% due 02/01/31[3]		1,025,000	1,031,949
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[3]		1,000,000	1,003,601
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34		650,000	658,333
Fortune Brands Innovations, Inc.
4.50% due 03/25/52		300,000	236,293
5.88% due 06/01/33		119,000	122,040
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]		250,000	236,144
Virgin Media Inc.
4.00% due 01/31/29	GBP	150,000	167,142

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Industrial - 3.4% (continued)
Standard Industries, Inc.
4.38% due 07/15/30[3]	101,000	$92,537
3.38% due 01/15/31[3]	81,000	69,450
Total Industrial		915,329,629
Consumer, Non-cyclical - 2.4%
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	29,206,000	24,312,841
5.50% due 01/15/30	15,756,000	15,726,986
4.38% due 02/02/52	12,630,000	9,518,546
5.13% due 02/01/28	2,250,000	2,234,241
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	45,782,000	37,688,240
3.00% due 10/15/30[3]	15,528,000	13,415,853
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	25,884,607
2.90% due 05/15/30	18,405,000	16,385,779
3.20% due 08/15/29	1,405,000	1,286,947
Altria Group, Inc.
4.45% due 05/06/50	25,185,000	19,531,215
3.70% due 02/04/51	25,038,000	17,022,461
Brink’s Co.
6.75% due 06/15/32[3]	22,420,000	22,584,652
6.50% due 06/15/29[3]	13,500,000	13,681,097
Triton Container International Ltd.
3.15% due 06/15/31[3]	34,821,000	29,560,590
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	26,620,908
1.20% due 09/02/25	1,875,000	1,828,563
CVS Health Corp.
5.70% due 06/01/34	24,150,000	23,737,718
7.00% due 03/10/55[11]	4,050,000	4,063,589
6.75% due 12/10/54[11]	30,000	29,416
GXO Logistics, Inc.
6.25% due 05/06/29	13,120,000	13,434,787
6.50% due 05/06/34	11,975,000	12,273,637
Universal Health Services, Inc.
5.05% due 10/15/34	13,850,000	12,922,705
2.65% due 10/15/30	13,757,000	11,824,292
Icon Investments Six DAC
6.00% due 05/08/34	20,100,000	20,293,363
IQVIA, Inc.
5.00% due 05/15/27[3]	10,699,000	10,498,095
5.00% due 10/15/26[3]	8,700,000	8,582,813
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	18,600,473
HAH Group Holding Company LLC
9.75% due 10/01/31[3]	17,915,000	17,929,252
Element Fleet Management Corp.
6.32% due 12/04/28[3]	16,730,000	17,436,201
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[3]	17,352,000	17,342,278
AZ Battery Property LLC
6.73% due 02/20/46†††	16,480,000	16,251,052
Valvoline, Inc.
3.63% due 06/15/31[3]	18,300,000	15,600,360
Williams Scotsman, Inc.
6.13% due 06/15/25[3]	14,625,000	14,570,156
Highmark, Inc.
2.55% due 05/10/31[3]	17,850,000	14,452,068
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	14,400,000	12,148,499
Kroger Co.
5.50% due 09/15/54	11,200,000	10,548,986
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[3]	10,350,000	10,459,131
HCA, Inc.
3.50% due 07/15/51	10,580,000	6,842,725
5.88% due 02/15/26	2,775,000	2,788,954
3.50% due 09/01/30	68,000	61,758
Performance Food Group, Inc.
6.13% due 09/15/32[3]	9,025,000	9,024,588
Block, Inc.
6.50% due 05/15/32[3]	7,875,000	7,951,020
BAT Capital Corp.
6.00% due 02/20/34	5,925,000	6,087,270
4.76% due 09/06/49	2,300,000	1,861,793
Molina Healthcare, Inc.
6.25% due 01/15/33[3]	4,790,000	4,734,158
4.38% due 06/15/28[3]	1,290,000	1,222,538
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[3]	5,690,000	5,551,040
TriNet Group, Inc.
7.13% due 08/15/31[3]	5,450,000	5,549,621
Graham Holdings Co.
5.75% due 06/01/26[3]	4,767,000	4,746,347
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[3]	4,800,000	4,646,340
Medline Borrower, LP
3.88% due 04/01/29[3]	4,345,000	4,023,414
APi Group DE, Inc.
4.13% due 07/15/29[3]	4,150,000	3,792,859
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]	3,900,000	3,458,482
Central Garden & Pet Co.
4.13% due 04/30/31[3]	3,854,000	3,408,095

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 26.3% (continued)
Consumer, Non-cyclical - 2.4% (continued)
Darling Ingredients, Inc.
6.00% due 06/15/30[3]		3,394,000	$3,348,112
Boost Newco Borrower LLC
7.50% due 01/15/31[3]		2,600,000	2,725,735
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51		4,250,000	2,450,065
WW International, Inc.
4.50% due 04/15/29[3]		11,651,000	2,325,483
Tenet Healthcare Corp.
4.63% due 06/15/28		2,096,000	2,005,846
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51		2,700,000	1,645,673
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		1,850,000	1,566,304
Pilgrim’s Pride Corp.
3.50% due 03/01/32		1,810,000	1,560,785
DaVita, Inc.
3.75% due 02/15/31[3]		149,000	128,924
4.63% due 06/01/30[3]		76,000	69,869
Total Consumer, Non-cyclical			653,860,195
Consumer, Cyclical - 2.3%
Choice Hotels International, Inc.
3.70% due 01/15/31		49,207,000	44,268,231
5.85% due 08/01/34		11,150,000	11,163,524
Delta Air Lines, Inc.
7.00% due 05/01/25[3]		46,883,000	47,081,209
Hyatt Hotels Corp.
5.75% due 04/23/30		19,039,000	19,440,233
5.38% due 04/23/25		18,928,000	18,939,124
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		41,997,633	37,895,349
Warnermedia Holdings, Inc.
5.14% due 03/15/52		27,327,000	20,304,078
6.41% due 03/15/26		9,250,000	9,253,688
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]		25,950,000	26,330,918
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[3]		16,000,000	15,621,601
5.02% due 10/20/29[3]		9,670,000	9,419,279
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[3]		12,925,000	12,889,767
5.88% due 03/15/33[3]		11,665,000	11,477,998
Hasbro, Inc.
6.05% due 05/14/34		22,871,000	22,969,235
Air Canada
3.88% due 08/15/26[3]		23,429,000	22,763,851
LG Energy Solution Ltd.
5.38% due 07/02/29[3]		15,000,000	14,950,282
5.50% due 07/02/34[3]		7,100,000	6,887,201
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26		11,825,000	11,445,914
4.10% due 04/15/50		15,203,000	9,398,700
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]		19,596,238	19,719,752
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]		15,071,000	14,976,312
4.75% due 10/20/28[3]		3,800,000	3,748,104
Whirlpool Corp.
4.60% due 05/15/50		13,326,000	10,060,170
5.75% due 03/01/34		8,070,000	7,914,059
International Game Technology plc
4.13% due 04/15/26[3]		17,834,000	17,534,084
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[3]		17,027,000	17,022,754
Ferguson Finance plc
3.25% due 06/02/30[3]		12,904,000	11,725,364
4.65% due 04/20/32[3]		5,200,000	4,958,777
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]		13,291,661	11,723,686
4.25% due 11/15/32[3]		4,654,981	4,412,553
IGT Lottery Holdings B.V.
4.25% due 03/15/30	EUR	14,500,000	15,272,252
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29		7,282,588	6,821,988
3.20% due 06/15/28		4,658,300	4,399,256
3.00% due 10/15/28		3,323,803	3,100,189
3.15% due 02/15/32		139,833	126,479
Polaris, Inc.
6.95% due 03/15/29		13,000,000	13,683,595
United Airlines, Inc.
4.38% due 04/15/26[3]		12,700,000	12,487,387
Vail Resorts, Inc.
6.50% due 05/15/32[3]		11,650,000	11,780,691
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[3]		6,120,000	6,012,576
6.50% due 08/01/30[3]		1,925,000	1,953,006
1011778 BC ULC / New Red Finance, Inc.
6.13% due 06/15/29[3]		4,800,000	4,817,633
5.63% due 09/15/29[3]		2,950,000	2,905,814
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36		7,283,545	7,427,630
Marriott International, Inc.
5.35% due 03/15/35		7,100,000	6,999,427

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 26.3% (continued)
Consumer, Cyclical - 2.3% (continued)
Flutter Entertainment plc
5.00% due 04/29/29	EUR	4,900,000	$5,280,972
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]		4,635,000	4,685,929
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[3]		4,150,000	4,077,317
LKQ Corp.
6.25% due 06/15/33		3,412,000	3,519,282
William Carter Co.
5.63% due 03/15/27[3]		3,450,000	3,420,746
Brunswick Corp.
5.10% due 04/01/52		2,900,000	2,254,656
Darden Restaurants, Inc.
4.55% due 02/15/48		2,660,000	2,137,495
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]		1,230,000	1,294,731
JetBlue Class A Pass Through Trust
4.00% due 11/15/32		110,738	104,078
Total Consumer, Cyclical			620,858,926
Energy - 2.3%
BP Capital Markets plc
4.88% [10,11]		75,020,000	71,485,157
6.13% [10,11]		9,970,000	9,796,155
Venture Global LNG, Inc.
9.50% due 02/01/29[3]		29,800,000	32,936,926
9.88% due 02/01/32[3]		10,300,000	11,301,978
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42[3]		17,000,000	16,574,626
5.85% due 02/23/36[3]		11,900,000	11,745,966
6.51% due 02/23/42[3]		6,500,000	6,580,685
6.13% due 02/23/38[3]		5,550,000	5,558,696
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34		37,730,000	37,651,486
ITT Holdings LLC
6.50% due 08/01/29[3]		38,518,000	35,260,859
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]		43,921,000	33,091,881
DT Midstream, Inc.
5.80% due 12/15/34[3]		29,400,000	29,606,949
4.30% due 04/15/32[3]		3,250,000	2,965,905
NuStar Logistics, LP
6.38% due 10/01/30		10,560,000	10,588,656
5.75% due 10/01/25		10,433,000	10,431,191
5.63% due 04/28/27		1,880,000	1,866,319
Enbridge, Inc.
5.63% due 04/05/34		22,300,000	22,431,333
Occidental Petroleum Corp.
5.38% due 01/01/32		18,470,000	18,084,921
6.38% due 09/01/28		3,175,000	3,273,587
Energy Transfer, LP
6.00% due 02/01/29[3]		11,400,000	11,563,088
7.38% due 02/01/31[3]		7,610,000	7,957,975
6.13% due 12/15/45		1,190,000	1,174,525
6.05% due 09/01/54		500,000	489,351
Targa Resources Corp.
6.50% due 03/30/34		9,937,000	10,498,966
5.50% due 02/15/35		8,050,000	7,919,771
6.50% due 02/15/53		1,900,000	1,980,134
Buckeye Partners, LP
3.95% due 12/01/26		11,100,000	10,683,325
4.13% due 03/01/25[3]		5,201,000	5,187,067
6.88% due 07/01/29[3]		2,800,000	2,833,922
Parkland Corp.
4.63% due 05/01/30[3]		15,663,000	14,377,160
6.63% due 08/15/32[3]		4,200,000	4,156,324
Viper Energy, Inc.
7.38% due 11/01/31[3]		11,300,000	11,830,425
5.38% due 11/01/27[3]		6,141,000	6,055,489
Sunoco, LP
7.25% due 05/01/32[3]		17,125,000	17,689,781
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]		14,608,000	14,326,720
Whistler Pipeline LLC
5.70% due 09/30/31[3]		13,350,000	13,330,451
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[3]		10,672,000	9,168,558
4.13% due 08/15/31[3]		2,667,000	2,388,376
6.25% due 01/15/30[3]		1,500,000	1,513,998
Cheniere Energy Partners, LP
5.95% due 06/30/33		8,845,000	9,054,537
5.75% due 08/15/34[3]		2,950,000	2,969,585
Cheniere Energy, Inc.
5.65% due 04/15/34		11,550,000	11,616,343
Kinetik Holdings, LP
6.63% due 12/15/28[3]		9,625,000	9,846,462
ONEOK, Inc.
6.05% due 09/01/33		6,350,000	6,534,329
3.95% due 03/01/50		1,600,000	1,153,750
5.15% due 10/15/43		1,240,000	1,108,921
4.50% due 03/15/50		850,000	666,995
Boardwalk Pipelines, LP
5.63% due 08/01/34		6,675,000	6,647,882
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30		5,863,000	5,881,440
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]		5,000,000	5,256,677
EnLink Midstream LLC
5.65% due 09/01/34		5,050,000	5,033,142

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Energy - 2.3% (continued)
Texas Eastern Transmission, LP
4.15% due 01/15/48[3]	2,744,000	$2,111,311
TransCanada PipeLines Ltd.
7.63% due 01/15/39	1,810,000	2,095,548
Eni SpA
5.95% due 05/15/54[3]	2,020,000	1,939,352
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,709,540
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	1,380,000	1,552,448
EnLink Midstream Partners, LP
5.60% due 04/01/44	1,680,000	1,541,624
Western Midstream Operating, LP
5.30% due 03/01/48	1,690,000	1,435,286
DCP Midstream Operating, LP
6.45% due 11/03/36[3]	1,000,000	1,028,819
MPLX, LP
5.50% due 02/15/49	1,100,000	1,009,974
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	423,781
Kinder Morgan, Inc.
5.20% due 06/01/33	126,000	123,090
Total Energy		607,099,518
Communications - 1.4%
Level 3 Financing, Inc.
3.88% due 10/15/30[3]	34,939,000	27,884,816
10.75% due 12/15/30[3]	20,300,000	22,647,729
4.50% due 04/01/30[3]	26,815,000	22,233,748
11.00% due 11/15/29[3]	19,567,314	22,011,648
4.00% due 04/15/31[3]	13,950,000	10,985,625
British Telecommunications plc
4.88% due 11/23/81[3,11]	47,450,000	43,105,293
4.25% due 11/23/81[3,11]	8,250,000	7,965,934
9.63% due 12/15/30	2,391,000	2,896,670
Sirius XM Radio LLC
3.13% due 09/01/26[3]	26,975,000	25,911,011
4.13% due 07/01/30[3]	12,010,000	10,481,698
Vodafone Group plc
4.13% due 06/04/81[11]	40,537,000	35,882,854
Paramount Global
5.90% due 10/15/40	20,648,000	18,106,498
5.25% due 04/01/44	14,590,000	11,336,289
4.90% due 08/15/44	6,518,000	4,934,163
Cogent Communications Group LLC
3.50% due 05/01/26[3]	17,065,000	16,522,976
7.00% due 06/15/27[3]	8,285,000	8,324,859
Rogers Communications, Inc.
4.55% due 03/15/52	29,725,000	23,762,901
Fox Corp.
6.50% due 10/13/33	19,400,000	20,444,084
Altice France S.A.
5.13% due 07/15/29[3]	17,800,000	13,329,761
5.13% due 01/15/29[3]	2,290,000	1,724,053
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	13,953,399
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	8,203,000	7,493,980
CSC Holdings LLC
4.13% due 12/01/30[3]	5,772,000	4,146,395
Corning, Inc.
5.75% due 08/15/40	1,900,000	1,900,732
AT&T, Inc.
6.38% due 03/01/41	1,800,000	1,885,450
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38% due 02/15/31[3]	1,450,000	1,515,599
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	1,549,000	1,512,386
Match Group Holdings II LLC
4.13% due 08/01/30[3]	1,250,000	1,107,202
Discovery Communications LLC
5.00% due 09/20/37	1,300,000	1,084,008
Virgin Media Finance plc
5.00% due 07/15/30[3]	1,050,000	888,667
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	200,000	181,412
Total Communications		386,161,840
Technology - 1.0%
Fiserv, Inc.
5.35% due 03/15/31	20,920,000	21,265,167
2.65% due 06/01/30	7,920,000	7,000,330
5.60% due 03/02/33	3,523,000	3,568,167
5.63% due 08/21/33	2,300,000	2,340,551
Broadcom, Inc.
4.93% due 05/15/37[3]	33,182,000	31,560,988
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	13,506,000	13,212,538
6.40% due 01/25/38[3]	10,950,000	11,063,978
6.15% due 01/25/32[3]	6,550,000	6,608,458
Oracle Corp.
3.95% due 03/25/51	33,794,000	25,031,407
Leidos, Inc.
2.30% due 02/15/31	15,050,000	12,638,421
5.75% due 03/15/33	9,431,000	9,560,100
4.38% due 05/15/30	2,650,000	2,535,612
Qorvo, Inc.
3.38% due 04/01/31[3]	10,809,000	9,244,416
4.38% due 10/15/29	9,751,000	9,144,803
Atlassian Corp.
5.50% due 05/15/34	17,500,000	17,576,522
Fair Isaac Corp.
5.25% due 05/15/26[3]	15,640,000	15,596,834

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Technology - 1.0% (continued)
MSCI, Inc.
3.63% due 09/01/30[3]	12,718,000	$11,577,573
3.88% due 02/15/31[3]	1,769,000	1,619,601
3.63% due 11/01/31[3]	1,780,000	1,593,883
CGI, Inc.
2.30% due 09/14/31	16,050,000	13,290,737
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	9,200,000	9,404,758
Constellation Software, Inc.
5.46% due 02/16/34[3]	3,850,000	3,858,871
5.16% due 02/16/29[3]	3,250,000	3,265,215
Cloud Software Group, Inc.
6.50% due 03/31/29[3]	7,200,000	7,067,109
ACI Worldwide, Inc.
5.75% due 08/15/26[3]	6,973,000	6,960,430
Total Technology		256,586,469
Utilities - 0.7%
NRG Energy, Inc.
2.45% due 12/02/27[3]	26,000,000	24,142,224
7.00% due 03/15/33[3]	9,490,000	10,243,735
AES Corp.
3.95% due 07/15/30[3]	17,898,000	16,498,443
2.45% due 01/15/31	5,748,000	4,789,851
3.30% due 07/15/25[3]	3,750,000	3,713,944
Liberty Utilities Co.
5.58% due 01/31/29[3]	11,600,000	11,690,338
5.87% due 01/31/34[3]	6,450,000	6,455,713
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	12,675,000	13,236,934
4.27% due 03/15/48[3]	1,300,000	996,460
6.42% due 07/18/54[3]	125,000	129,559
Public Service Company of Colorado
5.35% due 05/15/34	13,400,000	13,416,431
Alexander Funding Trust II
7.47% due 07/31/28[3]	12,360,000	13,048,449
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	10,945,000	10,547,171
5.50% due 05/20/25	1,859,000	1,847,469
Black Hills Corp.
6.00% due 01/15/35	9,020,000	9,301,103
4.20% due 09/15/46	1,200,000	940,213
5.95% due 03/15/28	50,000	51,486
Enel Finance International N.V.
5.00% due 06/15/32[3]	6,570,000	6,396,052
Appalachian Power Co.
5.80% due 10/01/35	4,150,000	4,143,862
4.40% due 05/15/44	2,400,000	1,946,586
Interstate Power and Light Co.
4.95% due 09/30/34	6,300,000	6,056,604
Southern Company Gas Capital Corp.
4.95% due 09/15/34	5,900,000	5,709,602
Terraform Global Operating, LP
6.13% due 03/01/26[3]	5,235,000	5,221,392
Constellation Energy Generation LLC
6.50% due 10/01/53	1,860,000	1,970,227
5.75% due 10/01/41	200,000	195,191
Idaho Power Co.
4.20% due 03/01/48	2,660,000	2,110,878
Entergy Mississippi LLC
3.85% due 06/01/49	2,640,000	1,961,383
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,265,495
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,248,107
Duke Energy Ohio, Inc.
4.30% due 02/01/49	1,200,000	963,808
Louisville Gas and Electric Co.
4.25% due 04/01/49	1,100,000	873,906
Total Utilities		181,112,616
Basic Materials - 0.5%
Anglo American Capital plc
5.63% due 04/01/30[3]	21,300,000	21,560,897
2.63% due 09/10/30[3]	18,000,000	15,611,605
3.95% due 09/10/50[3]	14,140,000	10,463,296
5.75% due 04/05/34[3]	5,550,000	5,584,078
6.00% due 04/05/54	1,000,000	987,157
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[3]	14,325,000	14,376,138
4.13% due 03/31/29[3]	8,600,000	8,022,418
7.13% due 03/15/31[3]	3,200,000	3,306,826
6.13% due 05/15/28[3]	2,800,000	2,797,544
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	21,520,000	20,919,491
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	18,748,000	18,044,950
Yamana Gold, Inc.
2.63% due 08/15/31	9,431,000	7,936,563
4.63% due 12/15/27	3,000,000	2,947,389
Steel Dynamics, Inc.
2.40% due 06/15/25	5,950,000	5,879,603
Novelis Corp.
3.25% due 11/15/26[3]	5,923,000	5,641,689
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[3]	2,000,000	2,069,670
Southern Copper Corp.
7.50% due 07/27/35	1,080,000	1,229,820

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.3% (continued)
Basic Materials - 0.5% (continued)
Carpenter Technology Corp.
6.38% due 07/15/28	178,000	$178,027
Total Basic Materials		147,557,161
Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	14,200,000	14,035,838
5.98% due 07/17/34†††	12,800,000	12,505,125
Total Transporation		26,540,963
Government - 0.1%
Amazon Conservation DAC
6.03% due 01/16/42[3]	16,700,000	16,641,550
Total Corporate Bonds
(Cost $7,593,342,035)		7,054,843,917

ASSET-BACKED SECURITIES†† - 21.9%
Collateralized Loan Obligations - 11.0%
LCCM Trust
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	53,058,159	53,011,335
2021-FL3 AS, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	37,152,000	36,833,087
2021-FL3 B, 6.71% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 11/15/38◊,3	21,450,000	21,196,407
2021-FL2 B, 6.41% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,3	400,000	395,799
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.25% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	23,000,000	23,034,183
2021-3A B, 6.63% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,3	22,500,000	22,538,556
2023-2A A2, 6.93% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	19,500,000	19,561,665
2024-3A BR, 6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,3	16,050,000	16,082,899
2023-2A B, 7.33% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,3	11,750,000	11,798,200
2021-2A B, 6.18% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,3	10,500,000	10,507,245
2021-2A C, 7.18% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,3	7,000,000	7,008,569
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	65,000,000	65,161,324
2021-2A C, 7.77% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3	20,925,000	20,946,067
2021-2A B, 6.82% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,3	19,200,000	19,209,226
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	105,004,127	105,132,253
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.09% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	49,562,000	48,566,275
2021-FL1 AS, 5.79% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,3	28,000,000	27,436,780

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
2021-FL1 C, 6.44% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,3	19,200,000	$18,670,596
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,3	5,496,197	5,469,945
LoanCore Issuer Ltd.
2021-CRE6 B, 6.41% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,3	44,000,000	42,945,003
2021-CRE6 C, 6.81% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	22,825,000	22,334,023
2021-CRE5 D, 7.51% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,3	14,350,000	14,250,961
2021-CRE5 A, 5.81% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,3	9,797,782	9,796,992
BXMT Ltd.
2020-FL3 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,3	23,550,000	23,170,176
2020-FL2 B, 5.90% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	16,000,000	15,704,701
2020-FL3 C, 7.05% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,3	16,327,000	15,156,632
2020-FL2 A, 5.40% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	13,863,245	13,624,970
2020-FL3 B, 6.65% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,3	10,600,000	10,288,141
2020-FL2 AS, 5.65% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	6,008,500	5,916,930
2020-FL2 C, 6.15% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,3	5,360,000	4,980,733
Cerberus Loan Funding XLV LLC
2024-1A A, 6.56% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,3	75,250,000	75,652,490
2024-1A B, 7.06% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,3	12,000,000	12,313,805
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.01% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	50,000,000	50,400,950
2024-5A B, 7.86% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	24,950,000	25,582,231
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.13% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	54,450,000	54,781,459
2023-3A B, 8.00% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,3	15,700,000	16,092,528
Cerberus Loan Funding XL LLC
2023-1A A, 7.06% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	64,859,750	64,967,093
2023-1A B, 8.26% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,3	4,600,000	4,639,862

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
Owl Rock CLO XVI LLC
2024-16A A, 6.62% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	57,300,000	$57,643,456
2024-16A B, 7.12% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,3	9,550,000	9,799,994
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	33,060,552	33,146,509
2021-1A BR, 6.92% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,3	30,400,000	30,416,273
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	59,500,000	60,214,470
2021-1A B12, 6.88% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 07/20/33◊,3	2,500,000	2,501,768
FS Rialto
2021-FL3 C, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	31,150,000	30,747,053
2021-FL2 C, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,3	15,665,000	15,296,401
2021-FL3 B, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	8,420,000	8,339,430
2021-FL2 A, 5.73% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	5,079,901	5,070,707
Ares Direct Lending CLO 1 LLC
2024-1A A, 6.43% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/25/36◊,3	49,000,000	49,236,601
2024-1A B, 6.83% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	9,750,000	9,959,654
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	40,750,000	40,757,840
2021-4A A2R, 6.68% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,3	16,750,000	16,753,697
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	47,750,000	47,899,954
2021-3A B, 6.76% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	9,500,000	9,503,921
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.72% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	46,200,000	46,285,137
2021-9A BR, 6.87% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,3	6,700,000	6,703,901
2021-9A A1TR, 6.47% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	3,450,000	3,456,933
Owl Rock CLO III Ltd.
2024-3A AR, 6.47% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	41,250,000	41,765,625

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
2024-3A BR, 6.97% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,3	13,500,000	$13,827,017
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	41,500,000	41,588,146
2021-5A B, 6.77% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 09/22/33◊,3	8,000,000	8,003,326
Cerberus Loan Funding XLVII LLC
2024-3A A, 6.41% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,3	44,000,000	44,226,472
2024-3A B, 6.61% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	5,250,000	5,337,799
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 6.57% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,3	28,900,000	29,134,590
2024-9A CR, 7.02% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,3	18,550,000	18,785,528
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,3	20,150,000	20,301,036
2024-4A B, 6.30% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,3	14,700,000	14,919,301
2024-4A C, 6.75% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,3	10,700,000	10,750,086
ACRES Commercial Realty Ltd.
2021-FL1 C, 6.50% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,3	13,092,000	12,689,191
2021-FL1 D, 7.15% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,3	11,750,000	11,135,699
2021-FL2 B, 6.75% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,3	10,100,000	10,055,093
2021-FL1 AS, 6.10% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,3	6,425,000	6,386,731
2021-FL2 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,3	3,500,000	3,470,238
Golub Capital Partners CLO 54M LP
2021-54A B, 6.67% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,3	21,000,000	21,012,518
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	16,700,000	16,720,853
LCM XXIV Ltd.
2021-24A BR, 6.28% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,3	24,200,000	24,181,993
2021-24A CR, 6.78% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,3	13,050,000	13,069,140
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	26,750,000	26,851,934

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
2021-16A A2R2, 6.69% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,3	9,750,000	$9,946,955
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.46% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	28,850,000	28,945,799
2024-1A A12B, 6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,3	7,500,000	7,555,842
Palmer Square CLO Ltd.
2024-4A BR, 6.32% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,3	19,950,000	20,082,899
2024-4A CR, 6.47% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,3	16,250,000	16,381,467
Golub Capital Partners CLO 31M Ltd.
2024-31A A1RR, 6.21% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 11/05/37◊,3	23,250,000	23,366,234
2024-31A BRR, 6.46% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,3	9,500,000	9,624,556
2024-31A CRR, 6.91% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/05/37◊,3	2,250,000	2,258,552
Fortress Credit BSL XV Ltd.
2024-2A AR, 6.03% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,3	35,000,000	35,088,326
KREF Ltd.
2021-FL2 AS, 5.80% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	19,300,000	18,927,873
2021-FL2 C, 6.50% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	16,600,000	15,986,846
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 6.78% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 08/26/33◊,3	21,695,000	21,706,819
2021-49A CR, 7.48% (3 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 08/26/33◊,3	12,600,000	12,615,623
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.33% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	27,500,000	27,551,538
2021-48A C, 6.88% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	6,650,000	6,666,703
Owl Rock CLO XIX LLC
2024-19A A, 6.27% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/22/37◊,3	18,000,000	18,111,830
2024-19A B, 6.52% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,3	12,700,000	12,914,580
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	30,450,000	30,533,323
Owl Rock CLO II Ltd.
2021-2A ALR, 6.43% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	30,350,000	30,404,955

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.31% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,3	26,700,000	$26,738,509
2021-40A C, 6.66% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,3	2,500,000	2,500,366
MidOcean Credit CLO VII
2020-7A BR, 6.52% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,3	27,180,123	27,157,640
Fontainbleau Vegas
10.13% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	26,250,000	26,250,000
STWD Ltd.
2019-FL1 B, 6.11% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,3	11,210,000	11,193,214
2019-FL1 C, 6.46% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,3	8,800,000	8,744,563
2021-FL2 A, 5.69% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,3	3,250,023	3,237,177
2021-FL2 C, 6.59% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,3	2,820,000	2,729,990
2019-FL1 AS, 5.91% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 07/15/38◊,3	46,260	46,235
BSPDF Issuer Ltd.
2021-FL1 C, 6.76% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	15,300,000	14,813,491
2021-FL1 B, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,3	6,500,000	6,291,647
2021-FL1 D, 7.26% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,3	3,500,000	3,411,462
Madison Park Funding LIII Ltd.
2022-53A B, 6.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	24,000,000	24,074,131
BDS Ltd.
2021-FL9 C, 6.39% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,3	19,500,000	18,961,868
2021-FL9 D, 6.74% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,3	4,400,000	4,379,442
FS Rialto Issuer LLC
2024-FL9 AS, 6.46% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,3	12,150,000	12,120,079
2024-FL9 B, 6.66% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,3	10,850,000	10,823,222
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.51% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,3	16,500,000	16,604,565
2024-2A B, 6.96% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,3	5,900,000	6,044,057
ABPCI Direct Lending Fund CLO II LLC
2024-1A A1RR, 6.58% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,3	22,500,000	22,614,507

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
KREF Funding V LLC
6.26% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	22,081,647	$21,977,355
0.15% due 06/25/26†††,7	313,636,364	222,682
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	21,460,694	21,492,617
Madison Park Funding LVIII Ltd.
2024-58A B, 6.58% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,3	11,700,000	11,790,278
2024-58A C, 7.08% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,3	8,250,000	8,382,487
VOYA CLO
2024-2A B, 6.81% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,3	14,750,000	14,858,505
2021-2A BR, 7.07% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,3	4,950,000	4,963,526
Recette CLO Ltd.
2021-1A BRR, 6.28% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,3	9,800,000	9,801,487
2021-1A CRR, 6.63% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,3	9,200,000	9,210,284
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.28% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,3	14,100,000	14,127,102
2021-32A CR, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 01/20/32◊,3	4,200,000	4,204,275
BSPRT Issuer Ltd.
2021-FL7 C, 6.81% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3	7,250,000	7,259,143
2021-FL6 C, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,3	5,550,000	5,383,020
2021-FL7 B, 6.56% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,3	4,875,000	4,862,222
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.41% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3	16,570,000	16,716,610
Owl Rock CLO I LLC
2024-1A ANR, 6.92% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	14,400,000	14,507,496
2024-1A BR, 7.77% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/20/36◊,3	1,100,000	1,103,590
Dryden 36 Senior Loan Fund
2020-36A CR3, 6.97% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,3	15,200,000	15,212,809
Owl Rock CLO XIII LLC
2023-13A B, 7.70% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3	14,750,000	15,124,382
Madison Park Funding Ltd.
2024-69A B, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,3	14,500,000	14,628,208

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.95% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,3	13,600,000	$13,657,195
BDS LLC
2024-FL13 A, 5.94% (1 Month Term SOFR + 1.58%, Rate Floor: 1.58%) due 09/19/39◊,3	5,000,000	5,010,677
2024-FL13 AS, 6.36% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,3	4,000,000	4,009,138
2024-FL13 B, 6.61% (1 Month Term SOFR + 2.24%, Rate Floor: 2.24%) due 09/19/39◊,3	3,900,000	3,890,469
Octagon Investment Partners 49 Ltd.
2024-5A BR, 6.61% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,3	12,800,000	12,876,454
BSPRT Issuer LLC
2024-FL11 AS, 6.49% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 07/15/39◊,3	8,900,000	8,929,243
2024-FL11 B, 6.69% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,3	3,800,000	3,796,103
Cerberus Loan Funding XXXI, LP
2021-1A C, 7.52% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 04/15/32◊,3	12,000,000	12,012,480
Greystone Commercial Real Estate Notes
2021-FL3 C, 6.51% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,3	12,000,000	11,905,571
PFP Ltd.
2024-11 A, 6.32% (1 Month Term SOFR + 1.83%, Rate Floor: 1.83%) due 09/17/39◊,3	6,829,342	6,834,617
2024-11 AS, 6.67% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,3	5,009,191	5,034,858
Venture XIV CLO Ltd.
2020-14A CRR, 7.03% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,3	11,841,064	11,853,652
BRSP Ltd.
2024-FL2 A, 6.31% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,3	5,650,000	5,637,755
2021-FL1 D, 7.18% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,3	4,200,000	4,090,657
2024-FL2 AS, 6.75% (1 Month Term SOFR + 2.38%, Rate Floor: 2.38%) due 08/19/37◊,3	1,850,000	1,846,753
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.92% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,3	10,300,000	10,335,786
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 6.32% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/15/34◊,3	10,200,000	10,210,032
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.45% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,3	9,000,000	9,031,362

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
Boyce Park CLO Ltd.
2022-1A B1, 6.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	8,800,000	$8,825,348
Owl Rock CLO X LLC
2023-10A A, 7.07% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,3	7,300,000	7,325,373
Fortress Credit Opportunities XXV CLO LLC
2024-25A A2, 6.15% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,3	7,200,000	7,200,000
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.47% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,3	7,000,000	7,024,915
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,13]	10,000,000	6,967,665
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	6,814,255	6,818,186
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.15% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	6,648,785	6,656,378
Owl Rock CLO IX LLC
2024-9A BR, 6.37% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,3	6,450,000	6,556,746
ACRE Commercial Mortgage Ltd.
2021-FL4 C, 6.24% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 12/18/37◊,3	3,100,000	3,065,817
2021-FL4 B, 5.89% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 12/18/37◊,3	3,100,000	3,065,764
Barings CLO Limited 2022-III
2024-3A BR, 6.39% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,3	5,950,000	6,001,034
HGI CRE CLO Ltd.
2021-FL2 B, 6.01% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,3	5,000,000	4,954,235
2021-FL2 C, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,3	1,000,000	992,075
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.29% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,3	5,450,000	5,533,571
Sound Point CLO XXIV
2021-3A B1R, 6.59% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,3	5,150,000	5,141,151
Owl Rock CLO XVII LLC
2024-17A B, 7.23% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	4,300,000	4,369,521
Shackleton CLO Ltd.
2021-16A B, 6.63% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 10/20/34◊,3	3,900,000	3,915,093
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.04% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	3,800,000	3,681,388

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Loan Obligations - 11.0% (continued)
Dryden XXVI Senior Loan Fund
2018-26A CR, 6.77% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,3		3,500,000	$3,506,009
Allegro CLO VII Ltd.
2024-1A CR, 6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/13/31◊,3		2,500,000	2,500,683
Sound Point CLO XXXI Ltd.
2021-3A B, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,3		2,200,000	2,199,516
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,13]		8,920,000	1,540,473
Voya CLO Ltd.
2013-1A INC, due 10/15/30[3,13]		10,575,071	404,285
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,13]		461,538	174,154
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,13]		6,859,005	19,617
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,13]		3,700,000	370
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,13]		1,500,000	150
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,13]		1,300,000	130
Total Collateralized Loan Obligations			2,955,743,518
Financial - 2.4%
Station Place Securitization Trust
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3		50,500,000	50,500,000
2024-SP2, 6.15% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3		50,500,000	50,500,000
2024-SP4, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3		34,275,000	34,275,000
2024-SP3, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3		17,125,000	17,125,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		73,441,456	66,407,115
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	51,954,306	53,565,318
LVNV Funding LLC
7.80% due 11/05/28†††		39,400,000	40,864,481
6.84% due 06/12/29†††		11,400,000	11,448,105
Strategic Partners Fund VIII, LP
7.17% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		52,088,846	51,683,370
Ceamer Finance LLC
6.79% due 11/15/39†††		28,450,000	28,450,000
3.69% due 03/24/31†††		14,746,178	13,982,082
6.92% due 11/15/37†††		6,234,182	6,229,192
Thunderbird A
5.50% due 03/01/37†††		49,904,843	45,987,344
Lightning A
5.50% due 03/01/37†††		49,753,993	45,848,336
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		45,083,668	44,618,547
Project Onyx
7.34% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††		24,668,987	24,427,684
HarbourVest Structured Solutions IV Holdings, LP
7.55% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††		16,236,174	16,169,664
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	8,091,316	8,257,643

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Financial - 2.4% (continued)
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	12,390,158	$12,282,659
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	12,238,254	11,956,573
Nassau LLC
2019-1, 3.98% due 08/15/34[9]	8,560,095	7,940,189
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[3]	983,748	978,585
Total Financial		643,496,887
Transport-Aircraft - 2.0%
AASET Trust
2024-1A, 6.26% due 05/16/49[3]	49,321,517	49,675,631
2021-1A, 2.95% due 11/16/41[3]	40,809,224	38,073,124
2021-2A, 2.80% due 01/15/47[3]	29,153,398	26,533,385
2020-1A, 3.35% due 01/16/40[3]	11,043,201	10,601,879
2019-2, 3.38% due 10/16/39[3]	1,217,330	1,168,727
2019-1, 3.84% due 05/15/39[3]	660,246	640,498
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	55,392,613	50,900,421
AASET Ltd.
2024-2A, 5.93% due 09/16/49[3]	50,563,158	50,260,613
Next10, Inc.
6.73% due 12/15/30†††	46,621,592	47,137,145
Slam Ltd.
2024-1A, 5.34% due 09/15/49[3]	31,886,710	31,260,844
2021-1A, 2.43% due 06/15/46[3]	14,198,310	12,898,044
2021-1A, 3.42% due 06/15/46[3]	1,171,800	1,060,818
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[3]	40,804,763	39,830,149
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	37,434,063	34,193,000
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	27,041,848	25,985,945
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	22,332,915	21,351,408
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	21,631,321	20,334,090
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	14,880,550	14,397,081
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	13,616,528	13,344,426
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	13,374,081	12,535,660
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	6,504,771	6,146,530
2017-1, 4.58% due 02/15/42[3]	976,623	962,957
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	5,163,640	5,048,181
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	4,992,463	4,742,850
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	4,248,377	4,220,831
Total Transport-Aircraft		523,304,237
Whole Business - 1.8%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[3]	36,200,000	35,344,366
2024-1A, 6.51% due 07/30/54[3]	28,550,000	29,306,044
2024-1A, 6.27% due 07/30/54[3]	18,900,000	19,227,994
2024-1A, 6.03% due 07/30/54[3]	9,500,000	9,615,671
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	94,153,848	89,399,577
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	43,625,720	39,308,571
2022-1A, 3.13% due 01/25/52[3]	22,853,750	20,808,305
2024-1A, 6.17% due 01/25/54[3]	16,495,350	16,546,082
2019-1A, 3.88% due 10/25/49[3]	6,513,200	6,328,724
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[3]	23,332,230	18,874,983
2020-1A, 3.85% due 01/20/50[3]	12,139,143	11,711,305
2021-1A, 2.19% due 08/20/51[3]	9,959,445	8,797,688

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Whole Business - 1.8% (continued)
2020-1A, 4.34% due 01/20/50[3]	6,969,317	$6,489,269
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	25,117,500	23,483,205
2024-1A, 5.86% due 12/05/54[3]	12,000,000	12,024,637
2022-1A, 3.73% due 03/05/52[3]	1,191,000	1,113,450
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	27,779,485	23,554,259
2020-1, 2.84% due 01/30/51[3]	9,241,007	8,420,295
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[3]	25,445,000	26,308,295
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	22,918,500	22,515,306
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	17,392,559	17,359,287
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	15,870,625	15,642,599
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[3]	12,040,603	11,760,015
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	7,802,000	7,594,770
Total Whole Business		481,534,697
Infrastructure - 1.5%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	40,900,000	39,283,873
2024-1A, 5.59% due 05/15/54[3]	28,950,000	28,992,646
2024-1A, 6.64% due 05/15/54[3]	3,950,000	4,013,219
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[3]	31,313,000	31,594,761
2024-1A, 5.90% due 03/25/49[3]	16,250,000	16,518,476
2020-1A, 1.89% due 08/25/45[3]	11,624,000	11,386,744
2023-2A, 5.90% due 07/25/48[3]	6,000,000	6,072,001
2023-1A, 5.90% due 03/25/48[3]	6,000,000	6,051,529
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[3]	31,200,000	32,212,602
2024-1A, 5.89% due 06/20/54[3]	22,750,000	22,978,790
2021-1, 2.31% due 11/20/51[3]	5,350,000	5,056,784
2024-1A, 9.19% due 06/20/54[3]	3,860,000	4,040,686
2021-1, 2.66% due 11/20/51[3]	4,025,000	3,784,975
2024-1A, 6.67% due 06/20/54[3]	3,150,000	3,184,697
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	52,900,000	52,767,152
2024-1A, 6.28% due 03/25/54[3]	9,550,000	9,686,911
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	47,980,000	45,611,482
2023-1A, 6.00% due 08/17/48[3]	2,600,000	2,637,749
2023-2A, 6.50% due 11/16/48[3]	1,345,000	1,377,184
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[3]	30,550,000	29,981,770
2020-1A, 1.65% due 09/15/45[3]	3,100,000	3,027,341
SBA Tower Trust
4.83% due 10/15/29[3]	22,150,000	21,635,909
6.60% due 01/15/28[3]	3,800,000	3,897,305
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[3]	6,625,000	6,632,576
2024-1A, 5.41% due 11/20/54[3]	5,100,000	5,108,202
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54[3]	1,000,000	1,009,088
Total Infrastructure		398,544,452
Net Lease - 0.9%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	21,852,060	20,890,946
2024-2A, 5.25% due 05/15/54[3]	14,096,458	13,883,304
2024-3A, 4.55% due 10/15/54[3]	9,819,219	9,171,672
2024-2A, 4.90% due 05/15/54[3]	3,418,333	3,371,993
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	26,673,498	25,894,315
2016-1A, 4.32% due 10/20/46[3]	10,564,645	10,221,002
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	20,275,457	20,165,092

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Net Lease - 0.9% (continued)
2020-1, 2.28% due 07/15/60[3]	10,075,718	$9,767,210
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	19,913,079	17,883,878
2020-1A, 3.25% due 02/15/50[3]	3,375,557	3,023,910
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[3]	10,050,000	9,038,225
2021-1, 3.04% due 07/20/51[3]	5,050,000	4,202,926
2021-1, 3.44% due 07/20/51[3]	3,215,000	2,701,994
2021-1, 2.51% due 07/20/51[3]	3,000,000	2,668,490
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	15,209,292	14,864,743
2023-1A, 5.55% due 02/20/53[3]	3,483,958	3,372,382
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	14,918,750	14,379,677
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	12,576,000	10,231,449
2021-1A, 3.70% due 06/20/51[3]	3,520,297	2,923,387
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[3]	10,045,935	9,890,937
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	9,891,186	9,849,761
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[3]	10,000,000	8,977,273
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[3]	5,980,000	6,019,583
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[3]	6,535,375	5,414,157
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[3]	4,322,500	4,362,184
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	4,312,872	3,727,289
Store Master Funding I-VII
2018-1A, 4.74% due 10/20/48[3]	2,802,325	2,763,955
Total Net Lease		249,661,734
Single Family Residence - 0.9%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[3]	31,239,000	30,439,315
2024-SFR4, 4.65% due 11/17/41[3]	10,775,000	10,376,318
2024-SFR3, 5.00% due 08/17/41[3]	10,500,000	10,218,409
2024-SFR2, 4.75% due 06/17/40[3]	9,993,784	9,866,931
2024-SFR3, 5.25% due 08/17/41[3]	9,550,000	9,259,164
2024-SFR2, 5.90% due 06/17/40[3]	9,215,000	9,208,636
2024-SFR2, 5.70% due 06/17/40[3]	7,950,000	7,956,358
2021-SFR1, 2.59% due 07/17/38[3]	7,000,000	6,696,359
2024-SFR1, 4.75% due 04/17/41[3]	3,600,000	3,500,623
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	21,640,000	21,299,360
2020-SFR2, 4.00% due 10/19/37[3]	20,340,000	19,957,822
2020-SFR2, 3.37% due 10/19/37[3]	13,010,000	12,713,895
2021-SFR1, 2.19% due 08/17/38[3]	13,174,000	12,501,615
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[3]	46,347,132	43,624,618
2021-3, 2.80% due 01/17/41[3]	15,124,254	13,503,737
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[3]	13,100,000	12,257,040
Total Single Family Residence		233,380,200
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	111,754,127	103,762,735
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[3]	2,700,000	2,554,725
2021-13A C2, 3.65% due 07/27/39[3]	1,950,000	1,708,271

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.9% (continued)
Collateralized Debt Obligations - 0.4% (continued)
Oxford Finance Funding
2020-1A A2, 3.10% due 02/15/28[3]	4,122,894	$4,084,729
Total Collateralized Debt Obligations		112,110,460
Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	36,483,989	34,722,929
2021-2A, 2.23% due 04/20/46[3]	2,296,667	2,096,181
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	31,426,875	31,134,391
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	22,726,000	19,850,059
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	8,458,147	7,797,496
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	2,396,539	2,164,889
Total Transport-Container		97,765,945
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	67,000,000	69,522,697
CHEST
7.13% due 03/15/43†††	17,190,000	17,500,513
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[3]	1,923,839	1,861,421
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[3]	1,416,603	1,366,615
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[3]	403,523	404,299
VICOF 2
4.00% due 02/22/30†††	339,959	335,212
SPSS
5.14% due 11/15/52†††,9	133,642	121,111
Total Insurance		91,111,868
Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	20,564,270	20,856,402
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[3]	8,200,000	8,080,042
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[3]	7,733,827	7,707,479
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[3]	2,700,000	2,691,752
Total Unsecured Consumer Loans		39,335,675
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	15,350,000	15,982,662
2023-8A, 6.02% due 02/20/30[3]	11,000,000	11,405,079
2024-3A, 5.58% due 12/20/30[3]	8,250,000	8,249,404
Total Automotive		35,637,145
Asset Backed Securities - 0.1%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	15,650,000	15,576,891
Akso Health Group
7.27% due 12/31/44	8,400,000	8,386,466
Total Asset Backed Securities		23,963,357
Total Asset-Backed Securities
(Cost $5,957,769,315)		5,885,590,175

U.S. GOVERNMENT SECURITIES†† - 19.7%
United States Treasury Inflation Indexed Bonds
1.88% due 07/15/34	500,564,904	485,044,985
2.13% due 04/15/29	311,266,810	311,642,583
1.63% due 10/15/29	257,804,410	253,472,814
0.13% due 10/15/25	217,993,216	215,473,629
0.38% due 01/15/27	210,887,998	204,473,631
1.25% due 04/15/28	142,640,621	138,972,279
0.50% due 01/15/28	130,073,373	124,342,223
0.13% due 04/15/27	106,940,227	102,499,351
1.38% due 07/15/33	29,068,941	27,191,980
U.S. Treasury Notes
4.13% due 06/15/26	453,680,000	452,900,523
4.13% due 11/30/29	265,300,000	262,285,871
3.75% due 08/31/31	214,220,000	205,239,503
4.25% due 02/28/31	197,000,000	194,764,818
3.63% due 09/30/31	180,000,000	171,046,897
4.00% due 02/15/34	176,800,000	169,261,096
4.13% due 07/31/31	170,000,000	166,612,968
3.75% due 12/31/30	157,200,000	151,456,668
3.63% due 08/31/29	36,200,000	35,050,642
4.63% due 03/15/26	3,185,000	3,198,766
3.63% due 03/31/28	2,570,000	2,517,117
2.13% due 05/15/25	1,100,000	1,091,381
3.88% due 11/30/27	4,000	3,955
U.S. Treasury Bonds
4.38% due 11/15/39	481,310,000	461,302,819

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
U.S. GOVERNMENT SECURITIES†† - 19.7% (continued)
due 05/15/51[6,14]		1,576,540,000	$444,131,277
due 05/15/44[7,14]		398,930,000	150,121,073
due 02/15/54[6,14]		428,590,000	111,512,231
due 08/15/54[6,14]		428,590,000	109,653,599
due 02/15/46[7,14]		290,070,000	100,061,863
due 11/15/51[6,14]		275,000,000	75,645,509
due 11/15/54[6,14]		187,000,000	47,541,470
due 11/15/44[7,14]		75,000,000	27,530,199
U.S. Treasury Strip Principal
due 02/15/51[6,14]		280,000,000	79,348,447
Total U.S. Government Securities
(Cost $5,614,882,639)			5,285,392,167

SENIOR FLOATING RATE INTERESTS††,◊ - 4.1%
Financial - 1.2%
QTS Good News Facility
7.10% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/09/28◊		49,925,000	49,925,000
Higginbotham Insurance Agency, Inc.
8.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††		49,722,956	49,355,069
9.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††		2,312,674	2,295,563
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31		42,675,435	42,772,308
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28		41,670,178	41,613,090
Asurion LLC
8.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30		24,019,800	23,934,049
CPI Holdco B, LLC
due 05/16/31		19,800,000	19,775,250
Alliant Holdings Intermediate LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31		19,615,838	19,646,438
HighTower Holding LLC
8.07% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28		17,242,912	17,307,572
Eisner Advisory Group
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31		16,779,929	16,935,814
Eagle Point Holdings Borrower LLC
8.38% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††		14,877,692	14,877,692
Galaxy Bidco Ltd.
due 12/05/29	EUR	13,250,000	13,729,147
Jefferies Finance LLC
7.36% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31		8,575,000	8,601,840
Worldpay
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31		2,887,763	2,899,198
Virtu Financial
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31		2,070,000	2,073,892
CPI Holdco B LLC
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31		1,147,125	1,143,844
Total Financial			326,885,766
Industrial - 0.9%
EMRLD Borrower, LP
6.93% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		18,334,800	18,388,888
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31		7,750,575	7,773,207
Quikrete Holdings, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29		11,591,832	11,578,502
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31		11,490,060	11,476,961
Clean Harbors, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/08/28		21,963,012	22,116,753
Capstone Acquisition Holdings, Inc.
8.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		20,985,121	20,872,016

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1% (continued)
Industrial - 0.9% (continued)
Total Webhosting Solutions B.V.
7.36% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/31/31	EUR	19,000,000	$19,632,940
United Rentals, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31		17,740,938	17,869,559
United Airlines, Inc.
6.63% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31		17,316,881	17,347,878
Genesee & Wyoming, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31		15,162,000	15,117,272
AS Mileage Plan Ltd.
6.66% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31		11,400,000	11,439,900
Brown Group Holding LLC
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		4,945,569	4,960,257
7.00% ((1 Month Term SOFR + 2.50%) and (3 Month Term SOFR + 2.50%), Rate Floor: 3.00%) due 07/01/31		4,456,005	4,465,897
StandardAero
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/31/31		7,930,000	7,959,738
Amentum Holdings, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31		7,300,000	7,269,559
Jefferies Finance LLC
due 10/09/31		5,050,000	5,075,250
TransDigm, Inc.
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32		4,837,875	4,845,422
Dispatch Terra Acquisition LLC
8.73% (3 Month Term SOFR + 4.40%, Rate Floor: 5.15%) due 03/27/28		3,757,369	3,572,619
Air Canada
6.34% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31		3,424,748	3,435,468
CPG International LLC
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/26/31		3,067,313	3,076,913
Arcosa, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/12/31		2,770,000	2,789,058
Beacon Roofing Supply, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/19/28		2,227,500	2,232,846
Hillman Group, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 07/14/28		1,540,218	1,546,640
Merlin Buyer, Inc.
8.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		609,644	606,595
API Heat Transfer Thermasys Corp.
12.66% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††		20,114	20,114
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27†††		11,642	11,642
Total Industrial			225,481,894
Consumer, Cyclical - 0.7%
MB2 Dental Solutions LLC
9.86% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		21,180,654	21,133,165
10.02% (3 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		2,855,947	2,806,021
9.84% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		273,932	244,002

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1% (continued)
Consumer, Cyclical - 0.7% (continued)
Betclic Everest Group SAS
6.26% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/05/31	EUR	18,200,000	$18,917,175
First Brands Group LLC
9.85% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		19,670,823	18,380,023
Life Time, Inc.
7.03% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/22/31		15,000,000	15,041,250
Restaurant Brands
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30		14,875,250	14,785,404
Pacific Bells LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/10/28		13,753,700	13,746,823
due 11/10/28		600,000	599,700
Peer Holding III BV
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31		8,475,000	8,509,409
5.93% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/01/31	EUR	4,300,000	4,474,967
PCI Gaming Authority, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		11,310,465	11,277,438
Entain Holdings (Gibraltar) Ltd.
5.93% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR	7,800,000	8,093,864
Wyndham Hotels & Resorts, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30		7,581,900	7,584,630
Packers Holdings LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		14,361,012	7,151,784
Prime Security Services Borrower LLC
6.77% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/13/30		3,491,250	3,511,866
6.52% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/30		1,500,000	1,502,340
Scientific Games Corp.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		4,987,500	4,994,981
Caesars Entertainment, Inc.
due 02/06/30		4,728,144	4,726,158
Seaworld Parks & Entertainment, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 11/19/31		4,488,750	4,473,802
Casper Bidco SAS (B&B Hotels)
7.17% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/21/31	EUR	4,250,000	4,414,698
Go Daddy Operating Company LLC
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/30/31		4,248,650	4,243,127
Tripadvisor, Inc.
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31		4,089,750	4,110,199
Clarios Global, LP
5.97% ((1 Month EURIBOR + 3.00%) and (3 Month EURIBOR + 3.00%), Rate Floor: 3.00%) due 07/16/31	EUR	2,850,870	2,954,376
Station Casinos LLC
6.38% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31		2,183,500	2,184,548
Frontdoor, Inc.
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/17/31		2,100,000	2,105,250

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1% (continued)
Consumer, Cyclical - 0.7% (continued)
Rent-A-Center, Inc.
7.34% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		457,434	$457,434
WW International, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28		1,395,000	301,320
Total Consumer, Cyclical			192,725,754
Consumer, Non-cyclical - 0.6%
Quirch Foods Holdings LLC
9.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27		28,302,045	26,320,902
Nidda Healthcare Holding GmbH
7.01% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR	24,166,306	25,134,110
Froneri US, Inc.
6.36% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		23,715,000	23,719,269
Southern Veterinary Partners LLC
7.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/30/31		18,549,943	18,661,243
Midwest Veterinary Partners LLC
8.39% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28		18,014,904	18,037,423
Women’s Care Holdings, Inc.
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		15,514,747	14,739,009
Hanger, Inc.
7.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31		8,925,760	9,003,861
Blue Ribbon LLC
10.85% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		12,436,875	8,332,706
US Foods, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/03/31		5,200,000	5,226,572
HAH Group Holding Co. LLC
9.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		4,454,024	4,448,456
CHG PPC Parent LLC
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28		1,532,019	1,538,729
Elanco Animal Health, Inc.
6.40% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27		1,149,255	1,147,278
Medline Borrower LP
6.61% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/23/28		847,875	850,156
Energizer Holdings, Inc.
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27		406,504	406,886
Total Consumer, Non-cyclical			157,566,600
Technology - 0.4%
Polaris Newco LLC
9.95% (1 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 06/02/28	GBP	21,955,463	25,962,708
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 8.00%) due 06/02/28	EUR	4,987,113	4,974,350
Visma AS
7.13% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR	23,750,000	24,362,760

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1% (continued)
Technology - 0.4% (continued)
Datix Bidco Ltd.
10.20% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP	10,570,675	$13,135,539
9.93% (6 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		2,613,869	2,594,726
10.02% (1 Month GBP SONIA + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	GBP	141,171	156,115
10.02% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††		155,289	137,162
Modena Buyer LLC
8.86% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31		11,400,000	11,009,094
Aston FinCo SARL
9.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	5,597,870	6,366,077
8.72% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26		733,939	703,664
Gen Digital, Inc.
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29		5,429,012	5,407,133
Dun & Bradstreet Corp.
6.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29		4,322,422	4,323,200
Total Technology			99,132,528
Communications - 0.1%
Speedster Bidco GMBH
due 10/17/31	EUR	10,200,000	10,597,918
due 10/17/31		9,970,000	9,986,650
SBA Senior Finance II LLC
6.11% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31		13,466,080	13,461,502
Zayo Group Holdings, Inc.
7.47% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,544,014
Xplore, Inc.
6.00% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31		1,423,884	1,153,346
9.47% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[15]		397,388	390,434
Total Communications			37,133,864
Energy - 0.1%
ITT Holdings LLC
7.11% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30		14,978,481	15,049,629
Venture Global Calcasieu Pass LLC
7.33% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26		5,216,654	5,216,654
WhiteWater DBR HoldCo LLC
6.63% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/03/31		4,588,500	4,607,129
Total Energy			24,873,412
Utilities - 0.1%
Calpine Construction Finance Company, LP
6.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		10,350,000	10,318,329
UGI Energy Services LLC
6.86% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30		3,782,631	3,796,022
TerraForm Power Operating LLC
6.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29		197,790	197,954
Total Utilities			14,312,305
Basic Materials - 0.0%
Trinseo Materials Operating S.C.A.
7.28% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,711,500	7,022,781

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1% (continued)
Basic Materials - 0.0% (continued)
Arsenal AIC Parent LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	1,866,197	$1,879,727
Minerals Technologies, Inc.
6.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/21/31†††	1,000,000	1,002,500
GrafTech Finance, Inc.
due 11/04/29	979,768	979,768
Total Basic Materials		10,884,776
Total Senior Floating Rate Interests
(Cost $1,114,348,513)		1,088,996,899

FEDERAL AGENCY BONDS†† - 0.7%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	113,750,316
4.63% due 09/15/60	42,436,000	37,700,482
5.38% due 04/01/56	9,283,000	9,450,308
due 09/15/53[7,14]	1,612,000	339,989
due 09/15/55[7,14]	1,612,000	304,138
due 09/15/56[7,14]	1,612,000	288,058
due 03/15/57[7,14]	1,612,000	280,340
due 09/15/57[7,14]	1,612,000	271,096
due 09/15/58[7,14]	1,612,000	253,369
due 03/15/59[7,14]	1,612,000	248,154
due 09/15/59[7,14]	1,612,000	240,644
due 09/15/60[7,14]	1,612,000	227,811
due 09/15/54[7,14]	1,020,000	203,187
due 03/15/61[7,14]	1,020,000	140,252
due 09/15/61[7,14]	1,020,000	135,974
due 09/15/62[7,14]	1,020,000	128,710
due 03/15/63[7,14]	1,020,000	125,224
due 09/15/63[7,14]	1,020,000	121,376
due 09/15/64[7,14]	1,020,000	114,881
due 03/15/65[7,14]	1,020,000	111,328
due 09/15/65[7,14]	1,020,000	108,303
Tennessee Valley Authority Principal Strips
due 01/15/48[6,14]	38,804,000	11,203,064
due 12/15/42[6,14]	23,785,000	9,256,599
due 01/15/38[6,14]	15,800,000	8,054,050
due 04/01/56[6,14]	11,415,000	2,090,920
due 09/15/65[6,14]	3,500,000	371,626
due 09/15/39[6,14]	170,000	79,619
Federal Farm Credit Bank
3.11% due 08/05/48	1,500,000	1,064,344
1.99% due 07/30/40	300,000	195,623
2.60% due 09/06/39	250,000	182,299
2.90% due 12/09/41	220,000	160,281
2.59% due 12/30/41	180,000	124,713
2.74% due 11/01/39	144,000	106,722
2.84% due 06/01/46	140,000	93,916
2.59% due 08/24/46	140,000	89,800
3.67% due 02/26/44	70,000	56,912
Federal Home Loan Bank
2.45% due 08/16/41	270,000	184,764
3.63% due 06/22/43	100,000	81,379
Freddie Mac
2.25% due 09/15/50	360,000	202,725
Total Federal Agency Bonds
(Cost $317,478,057)		198,143,296

MUNICIPAL BONDS†† - 0.2%
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,335,000	10,906,792
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,111,726
2.55% due 01/01/40	3,600,000	2,458,806
Hillsborough City School District General Obligation Unlimited
due 09/01/37[14]	1,000,000	506,270
due 09/01/39[14]	1,000,000	447,672
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	931,319
Total California		21,362,585
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,550,000	4,573,880
6.63% due 02/01/35	1,540,000	1,605,337
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,557,529
Total Illinois		10,736,746
Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,325,482
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,734,936
Total Texas		4,060,418
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,902,796
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	710,977
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	425,161
Total Oklahoma		1,136,138
Total Municipal Bonds
(Cost $45,346,087)		39,198,683

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount~		Value
FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50		22,700,000	$13,988,783
Israel Government International Bond
5.38% due 03/12/29		9,800,000	9,769,601
Total Foreign Government Debt
(Cost $35,063,312)			23,758,384

U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
4.04% due 02/13/25[16]		5,300,000	5,273,829
4.38% due 01/02/25[16]		4,800,000	4,800,000
4.88% due 04/17/25[16]		550,000	543,326
Total U.S. Treasury Bills
(Cost $10,615,301)			10,617,155

		Contracts/Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.1%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $448,380,554)	EUR	283,040,000	4,481,247
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $448,380,554)	EUR	283,040,000	4,481,247
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $313,867,972)	EUR	198,129,000	3,145,921
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $148,240,910)	EUR	93,577,000	1,485,829
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $134,510,998)	EUR	84,910,000	1,348,214
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $24,410,317)	EUR	15,409,000	244,666
Total OTC Options Purchased
(Cost $13,195,203)			15,187,124

OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.60% (Notional Value $719,378,560)	GBP	574,400,000	2,960,542
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.23% (Notional Value $702,721,640)	GBP	561,100,000	1,712,622
Total Interest Rate Call Swaptions			4,673,164
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.23% (Notional Value $702,721,640)	GBP	561,100,000	2,790,530
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $719,378,560)	GBP	574,400,000	1,692,758
Total Interest Rate Put Swaptions			4,483,288
Total OTC Interest Rate Swaptions Purchased
(Cost $12,128,359)			9,156,452
Total Investments - 112.5%
(Cost $31,723,050,208)			$30,192,522,707

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 2.73% (Notional Value $702,721,640)	GBP	561,100,000	$(853,571)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.10% (Notional Value $719,378,560)	GBP	574,400,000	(1,466,722)
Total Interest Rate Call Swaptions			(2,320,293)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.60% (Notional Value $719,378,560)	GBP	574,400,000	(2,431,420)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.23% (Notional Value $702,721,640)	GBP	561,100,000	(3,964,567)
Total Interest Rate Put Swaptions			(6,395,987)
Total OTC Interest Rate Swaptions Written
(Premiums received $10,648,612)			(8,716,280)
Other Assets & Liabilities, net - (12.5)%			(3,360,189,474)
Total Net Assets - 100.0%			$26,823,616,953

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	56,240,000	$(1,155,204)	$(1,195,403)	$40,199
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29		644,242,019	(14,379,946)	(13,727,613)	(652,333)
								$(15,535,150)	$(14,923,016)	$(612,134)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)**
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$29,980,000	$(1,505,562)	$(1,878,470)	$372,908
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	29,980,000	(4,315,579)	(4,511,439)	195,860
						$(5,821,141)	$(6,389,909)	$568,768

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$389,640,000	$12,081,022	$2,839	$12,078,183
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	7,548,858	1,407	7,547,451
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	584,523,266	1,200,862	3,209	1,197,653
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	584,276,734	1,139,304	3,208	1,136,096
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	53,740,000	(460,157)	485	(460,642)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	1,956,400,000	(2,642,451)	211,248	(2,853,699)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	01/16/29	240,000,000	(3,436,646)	1,113	(3,437,759)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	650,000,000	(7,114,653)	2,641	(7,117,294)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	707,410,000	(7,591,648)	2,171	(7,593,819)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	(8,798,863)	2,446	(8,801,309)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.73%	Annually	12/04/34	393,000,000	(10,987,698)	3,417	(10,991,115)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	(18,213,930)	2,825	(18,216,755)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(56,313,910)	4,240	(56,318,150)
								$(93,589,910)	$241,249	$(93,831,159)

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	EUR	Sell	162,175,000	170,258,126 USD	01/17/25	$2,120,104
Citibank, N.A.	GBP	Sell	37,000,000	46,902,236 USD	01/17/25	583,394
Barclays Bank plc	EUR	Sell	13,295,000	13,992,102 USD	01/17/25	208,257
Barclays Bank plc	GBP	Sell	7,000,000	8,906,998 USD	01/17/25	143,974
Bank of America, N.A.	EUR	Sell	7,950,000	8,387,183 USD	02/27/25	130,422
Barclays Bank plc	EUR	Sell	4,775,000	5,034,548 USD	02/27/25	75,298
Toronto-Dominion Bank	EUR	Sell	18,300,000	18,989,996 USD	01/17/25	17,122
Barclays Bank plc	GBP	Buy	620,000	785,858 USD	01/17/25	(9,704)
Bank of America, N.A.	GBP	Buy	625,000	793,113 USD	01/17/25	(10,700)
Barclays Bank plc	EUR	Buy	13,100,000	13,628,954 USD	01/17/25	(47,280)
						$3,210,887

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.60%	10/31/25	3.60%	$719,378,560	$2,960,542
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.23%	10/28/25	3.23%	702,721,640	1,712,622
								$4,673,164
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.48%	10/28/25	4.48%	$702,721,640	$2,790,530
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	719,378,560	1,692,758
								$4,483,288

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	2.73%	10/28/25	2.73%	$702,721,640	$(853,571)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.10%	10/31/25	3.10%	719,378,560	(1,466,722)
								$(2,320,293)
Put
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.60%	10/31/25	4.60%	$719,378,560	$(2,431,420)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.23%	10/28/25	4.23%	702,721,640	(3,964,567)
								$(6,395,987)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,375,326,991 (cost $11,768,487,469), or 42.4% of total net assets.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.
[5]	Security is unsettled at period end and does not have a stated effective rate.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $162,190,240 (cost $166,267,985), or 0.6% of total net assets — See Note 6.
[10]	Perpetual maturity.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	Security is in default of interest and/or principal obligations.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	Zero coupon rate security.
[15]	Payment-in-kind security.
[16]	Rate indicated is the effective yield at the time of purchase.
[17]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,273	$401,365	$180,806	$671,444
Preferred Stocks	—	674,849,056	47,864,800	722,713,856
Warrants	913	—	389	1,302
Mutual Funds	244,384,811	—	—	244,384,811
Money Market Funds	115,825,984	—	—	115,825,984
Collateralized Mortgage Obligations	—	9,446,038,363	52,002,695	9,498,041,058
Corporate Bonds	—	6,418,447,781	636,396,136	7,054,843,917
Asset-Backed Securities	—	5,052,368,456	833,221,719	5,885,590,175
U.S. Government Securities	—	5,285,392,167	—	5,285,392,167
Senior Floating Rate Interests	—	935,535,379	153,461,520	1,088,996,899
Federal Agency Bonds	—	198,143,296	—	198,143,296
Municipal Bonds	—	39,198,683	—	39,198,683
Foreign Government Debt	—	23,758,384	—	23,758,384
U.S. Treasury Bills	—	10,617,155	—	10,617,155
Options Purchased	—	15,187,124	—	15,187,124
Interest Rate Swaptions Purchased	—	9,156,452	—	9,156,452
Credit Default Swap Agreements**	—	608,967	—	608,967
Interest Rate Swap Agreements**	—	21,959,383	—	21,959,383
Forward Foreign Currency Exchange Contracts**	—	3,278,571	—	3,278,571
Total Assets	$360,300,981	$28,134,940,582	$1,723,128,065	$30,218,369,628

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$8,716,280	$—	$8,716,280
Credit Default Swap Agreements**	—	652,333	—	652,333
Interest Rate Swap Agreements**	—	115,790,542	—	115,790,542
Forward Foreign Currency Exchange Contracts**	—	67,684	—	67,684
Unfunded Loan Commitments (Note 5)	—	—	505,530	505,530
Total Liabilities	$—	$125,226,839	$505,530	$125,732,369

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$369,853,356	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	266,718,790	Yield Analysis	Yield	3.3%-7.6%	7.1%
Asset-Backed Securities	152,622,682	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	44,026,891	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	52,002,695	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	138,239	Model Price	Liquidation Value	—	—
Common Stocks	42,567	Enterprise Value	Valuation Multiple	2.6x-8.8x	5.0x
Corporate Bonds	325,341,666	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	249,054,469	Yield Analysis	Yield	6.4%-9.4%	6.9%
Corporate Bonds	62,000,000	Third Party Pricing	Trade Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	47,864,800	Yield Analysis	Yield	6.6%	—
Senior Floating Rate Interests	96,737,592	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	30,901,234	Yield Analysis	Yield	8.8%-10.0%	9.4%
Senior Floating Rate Interests	25,822,694	Third Party Pricing	Broker Quote	—	—
Warrants	389	Model Price	Liquidation Value	—	—
Total Assets	$1,723,128,065
Liabilities:
Unfunded Loan Commitments	$505,530	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had securities with a total value of $24,820,194 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $16,446,253 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$796,218,422	$54,604,030	$586,278,920	$122,745,109	$388	$216,536	$48,103,090	$1,608,166,495	$(121,352)
Purchases/(Receipts)	121,041,059	-	64,744,408	10,653,996	-	-	-	196,439,463	(128,736)
(Sales, maturities and paydowns)/Fundings	(57,921,096)	(162,283)	(1,527,937)	(1,140,787)	-	-	-	(60,752,103)	155,660
Amortization of premiums/discounts	78,611	1,575	(18,674)	43,040	-	-	-	104,552	31,631
Total realized gains (losses) included in earnings	(1)	(11,465)	-	(3,155)	-	-	-	(14,621)	76,756
Total change in unrealized appreciation (depreciation) included in earnings	(12,538,081)	(2,429,162)	(13,080,581)	(867,819)	1	(35,730)	(238,290)	(29,189,662)	(519,489)
Transfers into Level 3	-	-	-	24,820,194	-	-	-	24,820,194	-
Transfers out of Level 3	(13,657,195)	-	-	(2,789,058)	-	-	-	(16,446,253)	-
Ending Balance	$833,221,719	$52,002,695	$636,396,136	$153,461,520	$389	$180,806	$47,864,800	$1,723,128,065	$(505,530)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$(12,519,932)	$(2,429,162)	$(13,080,581)	$56,085	$1	$(35,730)	$(238,290)	$(28,247,609)	$(51,457)

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69	7.13%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69	6.93%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-12, 6.01% due 10/25/69	7.01%	11/01/28	—	—
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due 03/25/64	7.19%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due 03/25/64	7.50%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69	7.16%	07/01/28	—	—
Cross Mortgage Trust 2024-H7, 5.82% due 11/25/69	6.82%	10/01/28	—	—
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2024-NQM2, 6.44% due 06/25/59	7.56%	05/01/28	—	—
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM4, 6.32% due 01/25/64	7.32%	02/01/28	—	—
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28	—	—
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28	—	—
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM10, 6.33% due 05/25/64	7.33%	06/01/28	—	—
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM11, 6.23% due 06/25/64	7.18%	07/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2024-NQM16, 5.89% due 10/25/64	6.89%	10/01/28	—	—
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	—	—
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2024-NQM17, 6.02% due 11/25/64	7.02%	11/01/28	—	—
OBX Trust 2024-NQM4, 6.07% due 01/25/64	7.07%	02/01/28	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2024-NQM8, 6.44% due 05/25/64	7.44%	05/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM11, 5.88% due 06/25/64	6.83%	07/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44	7.30%	05/01/28	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	—	—
Verus Securitization Trust 2024-5, 6.65% due 06/25/69	7.65%	06/01/28	—	—
Verus Securitization Trust 2024-9, 5.69% due 11/25/69	6.69%	12/01/28	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Common Stocks
BP Holdco LLC *	$645	$–	$–	$–	$–	$645	532	$–
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	131,524,706	1,457,648	–	–	(1,070,747)	131,911,607	5,408,430	1,442,220
Guggenheim Strategy Fund II	30,712,524	423,993	(3,200,000)	15,490	39,174	27,991,181	1,126,406	419,857
Guggenheim Strategy Fund III	16,574,884	41,175,496	(4,000,000)	(22,508)	128,017	53,855,889	2,159,418	667,331
Guggenheim Ultra Short Duration Fund — Institutional Class	30,260,817	395,249	–	–	(29,932)	30,626,134	3,059,554	391,250
	$209,073,576	$43,452,386	$(7,200,000)	$(7,018)	$(933,488)	$244,385,456		$2,920,658

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
EXCHANGE-TRADED FUND***,† - 0.5%
iShares Core S&P 500 ETF	3,680	$2,166,342
Total Exchange-Traded Fund
(Cost $2,194,163)		2,166,342

MONEY MARKET FUND***,† - 2.4%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[1]	10,464,816	10,464,816
Total Money Market Fund
(Cost $10,464,816)		10,464,816

	Face Amount
CORPORATE BONDS†† - 27.0%
Financial - 14.7%
Corebridge Financial, Inc.
3.50% due 04/04/25	$5,150,000	5,131,579
Goldman Sachs Group, Inc.
3.50% due 04/01/25	5,050,000	5,031,986
Bank of America Corp.
3.95% due 04/21/25	4,100,000	4,088,739
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	3,900,000	3,933,622
AEGON Funding Company LLC
5.50% due 04/16/27[2]	3,750,000	3,782,634
UBS AG/Stamford CT
2.95% due 04/09/25	3,800,000	3,781,183
Essex Portfolio, LP
3.50% due 04/01/25	3,181,000	3,169,944
Macquarie Bank Ltd.
5.27% due 07/02/27[2]	2,600,000	2,640,103
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,597,836
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	2,600,000	2,587,178
Citigroup, Inc.
5.34% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,551,349
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,514,359
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,450,399
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,445,657
Lloyds Banking Group plc
5.09% due 11/26/28[3]	2,300,000	2,302,552
American National Group, Inc.
5.00% due 06/15/27	2,150,000	2,138,500
CNO Global Funding
5.88% due 06/04/27[2]	1,660,000	1,690,353
4.88% due 12/10/27[2]	450,000	447,954
HSBC Holdings plc
5.13% due 11/19/28[3]	2,100,000	2,099,329
Societe Generale S.A.
5.52% due 01/19/28[2,3]	1,300,000	1,304,292
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,255,320
LPL Holdings, Inc.
5.70% due 05/20/27	1,200,000	1,214,463
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	1,100,000	1,097,048
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,096,961
SLM Corp.
4.20% due 10/29/25	1,100,000	1,090,168
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	700,000	697,343
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	648,618
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	127,000	126,992
Total Financial		63,916,461
Industrial - 2.9%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,772,703
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,238,423
Vontier Corp.
1.80% due 04/01/26	2,150,000	2,061,805
Jabil, Inc.
1.70% due 04/15/26	650,000	623,929
4.25% due 05/15/27	600,000	591,690
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	1,029,983
3M Co.
2.65% due 04/15/25	1,000,000	993,319
Weir Group plc
2.20% due 05/13/26[2]	440,000	423,068
Total Industrial		12,734,920
Communications - 2.3%
Fox Corp.
3.05% due 04/07/25	5,100,000	5,075,534
Rogers Communications, Inc.
2.95% due 03/15/25	2,400,000	2,386,820
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,559,225
2.25% due 02/15/26	600,000	582,766
Cogent Communications Group LLC
3.50% due 05/01/26[2]	434,000	420,215
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	56,250	56,218
Total Communications		10,080,778
Technology - 2.1%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,123,985
Oracle Corp.
2.50% due 04/01/25	2,650,000	2,634,736

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 27.0% (continued)
Technology - 2.1% (continued)
Microchip Technology, Inc.
4.90% due 03/15/28	$2,200,000	$2,192,172
Total Technology		8,950,893
Consumer, Cyclical - 1.9%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	5,700,000	5,681,670
VF Corp.
2.40% due 04/23/25	2,700,000	2,670,565
Total Consumer, Cyclical		8,352,235
Consumer, Non-cyclical - 1.9%
Humana, Inc.
4.50% due 04/01/25	5,000,000	4,992,828
Triton Container International Ltd.
2.05% due 04/15/26[2]	2,200,000	2,108,124
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,200,000	1,220,417
Total Consumer, Non-cyclical		8,321,369
Utilities - 0.6%
Avangrid, Inc.
3.20% due 04/15/25	2,250,000	2,238,598
AES Corp.
3.30% due 07/15/25[2]	300,000	297,115
Total Utilities		2,535,713
Energy - 0.4%
NuStar Logistics, LP
5.75% due 10/01/25	1,100,000	1,099,809
Buckeye Partners, LP
4.13% due 03/01/25[2]	450,000	448,795
Total Energy		1,548,604
Basic Materials - 0.2%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	540,000	524,931
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	450,330
Total Basic Materials		975,261
Total Corporate Bonds
(Cost $118,289,478)		117,416,234

ASSET-BACKED SECURITIES†† - 25.7%
Collateralized Loan Obligations - 19.3%
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 5.79% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,899,425
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	1,557,256	1,549,817
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.41% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	6,250,000	6,257,811
BXMT Ltd.
2020-FL2 AS, 5.65% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,550,000	2,511,138
2020-FL3 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	2,500,000	2,459,679
2020-FL2 A, 5.40% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,2	909,363	893,734
Palmer Square Loan Funding Ltd.
2021-2A B, 6.18% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	4,500,000	4,503,105
2022-1A A2, 6.25% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	1,001,486
FS Rialto
2021-FL3 B, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	5,500,000	5,447,371
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	5,010,620
Golub Capital Partners CLO 54M LP
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,755,931
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,500,866
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,266,195

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 25.7% (continued)
Collateralized Loan Obligations - 19.3% (continued)
BRSP Ltd.
2021-FL1 B, 6.38% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	$4,250,000	$4,139,361
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.33% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	4,007,496
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,754,576
LCCM Trust
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	2,208,512	2,206,563
2021-FL2 B, 6.41% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	989,499
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	2,500,000	2,506,205
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	2,250,000	2,277,018
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,257,066
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	2,220,485	2,226,258
Owl Rock CLO X LLC
2023-10A A, 7.07% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,2	2,000,000	2,006,952
Madison Park Funding LIII Ltd.
2022-53A B, 6.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,755,405
Parliament CLO II Ltd.
2021-2A A, 6.13% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	1,422,372	1,423,902
CIFC Funding Ltd.
2018-3A AR, 5.75% (3 Month Term SOFR + 1.13%, Rate Floor: 0.00%) due 04/19/29◊,2	1,398,613	1,399,994
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,253,420
LCM XXIV Ltd.
2021-24A AR, 5.86% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,2	1,094,672	1,095,388
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	992,154
STWD Ltd.
2021-FL2 B, 6.29% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	967,123
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.59% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	231,951	230,920
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	79,104	79,150
Total Collateralized Loan Obligations		83,625,628
Whole Business - 2.2%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,254,275	4,157,548
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,193,125	2,981,955

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 25.7% (continued)
Whole Business - 2.2% (continued)
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	$1,329,750	$1,243,228
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	950,000	923,093
Total Whole Business		9,305,824
Net Lease - 1.8%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,200,404	5,982,330
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,120,507	1,976,835
Total Net Lease		7,959,165
Transport-Container - 1.8%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	4,939,063	4,394,807
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,456,000	1,316,592
2020-1A, 2.73% due 08/21/45[2]	471,783	449,010
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,923,149	1,737,256
Total Transport-Container		7,897,665
Financial - 0.6%
Station Place Securitization Trust
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2	900,000	900,000
2024-SP2, 6.15% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	900,000	900,000
2024-SP4, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2	675,000	675,000
2024-SP3, 5.70% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2	325,000	325,000
Total Financial		2,800,000
Total Asset-Backed Securities
(Cost $113,775,386)		111,588,282

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.8%
Residential Mortgage-Backed Securities - 14.3%
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	4,285,130	4,274,792
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	1,866,401	1,860,975
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,397,558	1,208,110
2021-RPL4, 4.80% (WAC) due 12/27/60◊,2	1,115,649	1,112,110
2020-NQM1, 2.21% due 05/25/65[2]	824,988	765,902
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	2,749,257	2,741,371
2021-5, 4.79% due 06/25/26[2,4]	2,738,327	2,726,142
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,696,818
2021-8, 4.74% (WAC) due 09/25/26◊,2	1,330,259	1,323,756
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	6,409,416	6,363,838
2022-SP1, 5.25% due 07/25/62[2,4]	1,612,367	1,599,571
Legacy Mortgage Asset Trust
2021-GS4, 4.65% due 11/25/60[4]	2,684,863	2,684,895
2021-GS3, 4.75% due 07/25/61[2,4]	2,676,490	2,673,107
2021-GS2, 4.75% due 04/25/61[2,4]	1,220,846	1,220,443
2021-GS5, 5.25% due 07/25/67[2,4]	809,683	807,589
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,4]	5,688,580	5,670,653
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	1,765,465	1,494,408
2021-6, 1.89% (WAC) due 10/25/66◊,2	1,570,466	1,326,277
2020-5, 2.22% due 05/25/65[2]	1,085,774	1,050,094
2021-4, 1.35% (WAC) due 07/25/66◊,2	836,719	695,826
2021-3, 1.44% (WAC) due 06/25/66◊,2	511,164	432,005
2020-1, 3.42% due 01/25/60[2]	193,979	190,076
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	2,783,074	2,762,702

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.8% (continued)
Residential Mortgage-Backed Securities - 14.3% (continued)
2021-HE1, 5.42% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	$411,167	$409,975
2021-HE2, 5.42% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	199,284	198,710
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	3,717,835	3,369,218
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	1,702,946	1,667,345
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.41% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,412,150	1,357,532
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	878,337	818,578
2018-2A, 3.50% (WAC) due 02/25/58◊,2	492,955	460,475
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,275,084	1,114,009
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	973,743	970,358
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	957,881	951,375
Soundview Home Loan Trust
2006-OPT5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	841,480	807,992
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.66% (WAC) due 02/25/61◊,2	718,516	716,253
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	225,468	221,522
2017-6, 2.75% (WAC) due 10/25/57◊,2	221,952	216,728
2017-5, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	34,188	35,613
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	274,023	253,265
2020-2, 1.64% (WAC) due 10/25/65◊,2	157,847	145,073
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	409,471	365,345
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.19% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	272,898	268,176
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[2,4]	250,000	231,024
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	241,293	225,535
Banc of America Funding Trust
2015-R2, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	183,605	182,401
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.02% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	170,937	169,351
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	150,760	147,871
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	42,679	40,229
Total Residential Mortgage-Backed Securities		62,025,413
Commercial Mortgage-Backed Securities - 5.5%
BX Commercial Mortgage Trust
2021-VOLT, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	10,224,545
2022-LP2, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,855,000	1,848,044

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.8% (continued)
Commercial Mortgage-Backed Securities - 5.5% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.30% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	$2,700,000	$2,519,997
WMRK Commercial Mortgage Trust
2022-WMRK, 7.83% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,100,000	2,111,813
Life Mortgage Trust
2021-BMR, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	1,943,179	1,915,246
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,407,157
MHP
2022-MHIL, 5.66% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,367,421	1,359,729
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,5	38,168,865	815,069
Citigroup Commercial Mortgage Trust
2019-GC41, 1.03% (WAC) due 08/10/56◊,5	22,903,996	791,008
BENCHMARK Mortgage Trust
2019-B14, 0.75% (WAC) due 12/15/62◊,5	31,755,791	733,625
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,5	20,678,018	330,147
Total Commercial Mortgage-Backed Securities		24,056,380
Total Collateralized Mortgage Obligations
(Cost $89,151,255)		86,081,793

SENIOR FLOATING RATE INTERESTS††,◊ - 0.2%
Financial - 0.2%
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28	1,047,273	1,045,838
Total Senior Floating Rate Interests
(Cost $1,044,657)		1,045,838

REPURCHASE AGREEMENTS††,6 - 11.9%
BNP Paribas
issued 12/31/24 at 4.45% due 01/02/25	19,127,423	19,127,423
BofA Securities, Inc.
issued 12/31/24 at 4.43% due 01/02/25	15,301,939	15,301,939
J.P. Morgan Securities LLC
issued 12/31/24 at 4.45% due 01/02/25	9,563,712	9,563,712
Bank of Montreal
issued 12/31/24 at 4.41% due 01/02/25	7,650,969	7,650,969
Total Repurchase Agreements
(Cost $51,644,043)		51,644,043
Total Investments - 87.5%
(Cost $386,563,798)		$380,407,348
Other Assets & Liabilities, net - 12.5%		54,274,131
Total Net Assets - 100.0%		$434,681,479

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.83%	Annually	11/27/31	$8,200,000	$109,847	$344	$109,503
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.87%	Annually	11/27/29	9,000,000	70,090	334	69,756
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	61,000,000	54,355	2	54,353
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.85%	Annually	11/27/39	1,000,000	29,421	308	29,113
								$263,713	$988	$262,725

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Citibank, N.A.	iShares Core S&P 500 ETF	Receive	5.93% (Federal Funds Rate + 1.60%)	At Maturity	01/02/25	3,680	$2,166,342	$27,784

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2024.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $222,384,704 (cost $227,256,978), or 51.2% of total net assets.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[5]	Security is an interest-only strip.
[6]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

CME — Chicago Mercantile Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Fund	$2,166,342	$—	$—	$2,166,342
Money Market Fund	10,464,816	—	—	10,464,816
Corporate Bonds	—	117,416,234	—	117,416,234
Asset-Backed Securities	—	108,788,282	2,800,000	111,588,282
Collateralized Mortgage Obligations	—	86,081,793	—	86,081,793
Senior Floating Rate Interests	—	1,045,838	—	1,045,838
Repurchase Agreements	—	51,644,043	—	51,644,043
Interest Rate Swap Agreements**	—	262,725	—	262,725
Equity Index Swap Agreements**	—	27,784	—	27,784
Total Assets	$12,631,158	$365,266,699	$2,800,000	$380,697,857

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Notes
4.45%			1.50% - 4.38%
Due 01/02/25	$19,127,423	$19,134,516	Due 07/31/26 -02/15/30	$13,171,000	$13,436,230
			U.S. Treasury Inflation Indexed Bonds
			0.13% - 1.63%
			Due 10/15/29 - 07/15/30	6,740,344	6,078,335
			U.S. Treasury Bond
			3.88%
			Due 02/15/43	300	269
				19,911,644	19,514,834

BofA Securities, Inc.			U.S. Treasury Notes
4.43%			0.25% - 2.00%
Due 01/02/25	15,301,939	15,307,588	Due 09/30/25 - 11/15/26	16,071,500	15,607,979

J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
4.45%			0.50%
Due 01/02/25	9,563,712	9,567,259	Due 01/15/28	7,955,200	9,754,610

Bank of Montreal			U.S. Treasury Bond
4.41%			2.25%
Due 01/02/25	7,650,969	7,653,781	Due 08/15/46	11,950,700	7,805,964

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a "Fund" and collectively, the "Funds). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Active INvestment Series (GAINS) - Core Plus Fund	Diversified
Active INvestment Series (GAINS) - Limited Duration Fund	Diversified
Core Bond Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Municipal Income Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Schedule of Statements presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.

The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund's investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Typically, loans are valued using information provided by independent third-party pricing services which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At December 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Active INvestment Series (GAINS) - Core Plus Fund	$12,928,197	$45,400	$(65,692)	$(20,292)
Active INvestment Series (GAINS) - Limited Duration Fund	10,368,450	6,054	(35,111)	(29,057)
Core Bond Fund	2,459,578,216	11,490,037	(111,456,582)	(99,966,545)
Floating Rate Strategies Fund	944,535,592	6,135,233	(37,824,191)	(31,688,958)
High Yield Fund	201,935,421	2,625,456	(11,554,971)	(8,929,515)
Limited Duration Fund	5,407,962,394	18,695,210	(112,595,385)	(93,900,175)
Macro Opportunities Fund	8,320,360,962	63,758,316	(427,053,098)	(363,294,782)
Municipal Income Fund	22,169,329	1,689,846	(2,450,021)	(760,175)
Total Return Bond Fund	31,726,688,878	156,131,951	(1,789,678,040)	(1,633,546,089)
Ultra Short Duration Fund	386,563,798	834,620	(6,700,561)	(5,865,941)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2024. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of December 31, 2024, were as follows:

Fund	Borrower	Maturity Date	Face Amount*		Value
	Active INvestment Series (GAINS) - Core Plus Fund
	Capstone Acquisition Holdings, Inc.	11/12/29		805	$4
	Active INvestment Series (GAINS) - Limited Duration Fund
	Capstone Acquisition Holdings, Inc.	11/12/29		805	$4
	Core Bond Fund
	AHG Funding	07/20/26		1,000,000	$–
	Lightning A	03/01/37		468,222	–
	Thunderbird A	03/01/37		459,333	–
					$–
	Floating Rate Strategies Fund
	Alter Domus	05/14/31		130,081	$–
	AmSpec Parent LLC	12/11/31		452,021	–
	Convergint	03/31/28		55,293	–
	Focus Financial Partners LLC	09/10/31		345,229	–
	Franchise Group, Inc.	04/30/25		364,119	–
	GrafTech Finance, Inc.	11/04/29		382,877	18,195
	Hanger, Inc.	10/23/31		232,700	–
					$18,195
	High Yield Fund
	Accuride Corp.	01/23/25		62,009	$4,745
	AmSpec Parent LLC	12/11/31		94,903	–
	Franchise Group, Inc.	04/30/25		86,432	–
	GrafTech Finance, Inc.	11/04/29		451,506	21,457
					$26,202
	Limited Duration Fund
	Datix Bidco Ltd.	04/25/31		511,855	$27,693
	Lightning A	03/01/37		881,359	–
	QTS Good News Facility	10/09/28		6,978,546	–
	Thunderbird A	03/01/37		864,627	–
					$27,693
	Macro Opportunities Fund
	Accuride Corp.	01/23/25		744,912	$56,904
	AHG Funding	07/20/26		1,000,000	–
	Alter Domus	05/14/31		232,066	–
	AmSpec Parent LLC	12/11/31		340,000	–
	Avalara, Inc.	10/19/28		1,600,000	14,453
	Capstone Acquisition Holdings, Inc.	11/12/29		483,022	2,603
	Care BidCo	05/04/28	EUR	9,200,000	423,735
	Checkers Holdings, Inc.	06/16/27		262,053	–
	Convergint	03/31/28		569,196	–
	Datix Bidco Ltd.	10/25/30		6,377,800	346,246
	Finastra USA, Inc.	09/13/29		301,238	29,136
	GrafTech Finance, Inc.	11/04/29		2,983,552	141,788
	Grant Thornton Advisors LLC	05/30/31		195,652	160
	Hanger, Inc.	10/23/31		650,190	–
	Integrated Power Services Holdings, Inc.	11/22/28		2,445,108	–
	Lightning A	03/01/37		4,792,392	–
	Lightning B	03/01/37		963,987	–
	MB2 Dental Solutions LLC	02/13/31		4,814,604	95,411
	Oil Changer Holding Corp.	02/08/27		3,878,390	31,923
	Orion Group	03/19/27		2,186,606	–
	Polaris Newco LLC	06/04/26		13,227,707	470,866
	QTS Good News Facility	10/09/28		11,671,543	–
	Shaw Development LLC	10/30/29		734,043	11,814
	Thunderbird A	03/01/37		4,701,412	–
	Thunderbird B	03/01/37		945,686	–
	TK Elevator Midco GmbH	01/29/27	EUR	10,322,957	379,013
					$2,004,052
	Total Return Bond Fund
	AHG Funding	07/20/26		3,775,000	$–
	Capstone Acquisition Holdings, Inc.	11/12/29		1,098,875	5,923
	Datix Bidco Ltd.	04/25/31		5,580,530	301,517
	GrafTech Finance, Inc.	11/04/29		559,867	26,606
	Hanger, Inc.	10/23/31		1,149,240	–
	Higginbotham Insurance Agency, Inc.	11/24/28		5,675,789	41,994
	Lightning A	03/01/37		7,946,007	–
	MB2 Dental Solutions LLC	02/13/31		6,586,910	129,490
	QTS Good News Facility	10/09/28		30,428,291	–
	Thunderbird A	03/01/37		7,795,157	–
					$505,530

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$794,939	$706,724
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	–	70
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	491,960	456,333
			$1,286,899	$1,163,127
	Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	$1,160,811	$6,399
	High Yield Fund
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	$7,224	$121
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	5,671	95
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	252,369	1,390
	Sabre GLBL, Inc.
	7.38% due 09/01/25	08/20/20	320,406	313,600
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	31,368	30,690
			$617,038	$345,896
	Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$–	$50
	Macro Opportunities Fund
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$–	$815
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	26,268	440
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	10,895	183
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,710,483	9,427
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	8,166,458	7,575,122
			$9,914,104	$7,585,987
	Municipal Income Fund
	California Enterprise Development Authority Revenue Bonds
	5.00% due 06/01/34	10/18/24	$266,229	$261,962
	Public Finance Authority Revenue Bonds
	4.50% due 07/15/49	12/04/24	147,368	141,731
			$413,597	$403,693
	Total Return Bond Fund
	Angel Oak Mortgage Trust
	2024-3 4.80% due 11/26/68[3]	03/07/24	$4,807,637	$4,843,170
	Angel Oak Mortgage Trust
	2024-4 6.40% due 01/25/69[3]	04/09/24	4,230,708	4,259,391
	Angel Oak Mortgage Trust
	2024-12 6.01% due 10/25/69[3]	11/19/24	4,232,842	4,229,555
	Angel Oak Mortgage Trust
	2024-3 4.80% due 11/26/68[3]	03/07/24	2,286,245	2,303,802
	ASG Resecuritization Trust
	2010-3 4.83% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[4]	10/28/16	1,725,037	1,786,443
	Atlantic Marine Corporations Communities LLC
	5.37% due 12/01/50	02/02/17	738,692	607,198
	BRAVO Residential Funding Trust
	2023-NQM2 4.50% due 05/25/62[3]	02/22/23	4,184,937	4,321,676

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

BRAVO Residential Funding Trust
2023-NQM5 7.01% due 06/25/63[3]	08/03/23	3,317,777	3,349,937
BRAVO Residential Funding Trust
2023-NQM2 4.50% due 05/25/62[3]	02/22/23	2,094,544	2,185,105
BRAVO Residential Funding Trust
2024-NQM3 6.39% due 03/25/64[3]	03/15/24	2,037,354	2,049,046
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	16,419,380	14,487,842
COLT Mortgage Loan Trust
2021-2 2.38% (WAC) due 08/25/66[4]	07/22/21	7,107,981	4,824,278
COLT Mortgage Loan Trust
2023-4 7.62% due 10/25/68[3]	11/02/23	4,635,666	4,718,397
COLT Mortgage Loan Trust
2024-2 6.33% due 04/25/69[3]	04/03/24	4,588,655	4,608,681
COLT Mortgage Loan Trust
2024-2 6.43% due 04/25/69[3]	04/03/24	4,254,899	4,275,150
COLT Mortgage Loan Trust
2024-1 6.14% due 02/25/69[3]	01/31/24	3,638,422	3,640,326
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[1]	05/09/14	–	150
FIGRE Trust
2024-HE3 6.23% (WAC) due 07/25/54[4]	07/11/24	2,542,305	2,551,797
FIGRE Trust
2024-HE6 5.87% (WAC) due 12/25/54[4]	12/11/24	2,499,960	2,483,365
GCAT Trust
2023-NQM3 7.34% (WAC) due 08/25/68[3]	09/18/23	3,915,418	3,973,761
GCAT Trust
2024-NQM2 6.09% due 06/25/59[3]	05/15/24	3,315,052	3,332,261
GCAT Trust
2024-NQM2 6.54% due 06/25/59[3]	05/15/24	2,519,384	2,536,539
GCAT Trust
2023-NQM2 6.24% due 11/25/67[3]	01/30/23	2,463,228	2,463,248
GCAT Trust
2022-NQM4 5.73% due 08/25/67[3]	12/16/24	1,874,752	1,873,485
Legacy Mortgage Asset Trust
2021-GS4 4.65% due 11/25/60[3]	03/14/24	4,288,880	4,422,181
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3 4.58% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36[4]	03/10/21	1,483,831	1,152,878
Morgan Stanley Re-REMIC Trust
2010-R5 3.50% due 06/26/36	07/18/14	73,732	80,379
Nassau LLC
2019-1 3.98% due 08/15/34	08/16/19	8,551,949	7,940,189
Nomura Resecuritization Trust
2015-4R 3.10% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36[4]	03/20/15	340,968	331,909
OBX Trust
2024-NQM3 6.33% due 12/25/63[3]	02/14/24	4,830,896	4,858,373
OBX Trust
2023-NQM9 7.66% due 10/25/63[3]	10/31/23	4,756,147	4,848,608
OBX Trust
2024-NQM16 5.73% due 10/25/64[3]	10/31/24	4,661,550	4,646,720
OBX Trust
2024-NQM17 5.86% due 11/25/64[3]	11/20/24	3,572,118	3,577,687
OBX Trust
2024-NQM4 6.22% due 01/25/64[3]	03/05/24	3,508,215	3,520,997
OBX Trust
2024-NQM2 6.18% due 12/25/63[3]	01/25/24	3,270,629	3,281,428
OBX Trust
2022-NQM8 6.10% due 09/25/62[3]	09/26/22	3,217,839	3,259,053

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

OBX Trust
2024-NQM9 6.28% due 01/25/64[3]	06/14/24	3,188,195	3,207,060
OBX Trust
2023-NQM2 6.72% due 01/25/62[3]	02/21/23	2,887,052	2,904,754
OBX Trust
2024-NQM12 5.83% due 07/25/64[3]	08/15/24	2,887,373	2,880,531
OBX Trust
2022-NQM9 6.45% due 09/25/62[3]	03/13/24	1,968,655	1,971,562
OBX Trust
2024-NQM3 6.43% due 12/25/63[3]	02/14/24	1,517,134	1,528,693
PRPM LLC
2023-RCF1 4.00% due 06/25/53[3]	06/09/23	3,764,159	3,870,914
RCKT Mortgage Trust
2023-CES1 6.52% (WAC) due 06/25/43[4]	06/20/23	4,233,132	4,273,088
RCKT Mortgage Trust
2023-CES2 6.81% (WAC) due 09/25/43[4]	09/13/23	3,673,968	3,721,185
Residential Mortgage Loan Trust
2020-1 2.68% (WAC) due 01/26/60[4]	02/06/20	294,526	288,647
SPSS
5.14% due 11/15/52	03/30/23	121,557	121,111
Verus Securitization Trust
2024-1 6.12% due 01/25/69[3]	01/12/24	3,188,561	3,193,851
Verus Securitization Trust
2023-2 6.85% due 03/25/68[3]	03/13/24	2,979,224	2,987,714
Verus Securitization Trust
2024-5 6.45% due 06/25/69[3]	06/10/24	2,292,208	2,307,396
Verus Securitization Trust
2022-8 6.13% due 09/25/67[3]	10/06/22	1,284,612	1,308,729
		$166,267,985	$162,190,240

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.